UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

600 Lexington Ave, 20th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.	Eric S. Purple, Esq.
Global X Management Company LLC	Stradley Ronon Stevens & Young, LLP
600 Lexington Ave, 20th Floor	1250 Connecticut Avenue, N.W.
New York, NY 10022	Suite 500
Washington, DC 20036

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2016

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GOEX)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Annual Report

October 31, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 95.69%, while the Underlying Index increased 97.09%. The Fund had a net asset value of $20.83 per share on October 31, 2015 and ended the reporting period with a net asset value of $40.61 on October 31, 2016.

During the reporting period, the highest returns came from Coeur d’Alene Mines and Bear Creek Mining which returned 314.07% and 271.23%, respectively. The worst performers were Primero Mining and Great Panther Silver which returned

-41.3% and -15.08%, respectively.

After falling to a near six year low at the end of 2015, silver prices rebounded sharply in the first half of 2016. The uptrend in prices was driven by dovish central bank policies around the world, which continued the trend of keeping interest rates low. With low rates, the opportunity cost for holding non-yield bearing asset classes, like precious metals remained low. In addition, heighted geopolitical risks around the world drove additional investor assets towards precious metals as a store of value. The profitability and therefore the performance of silver mining companies tends to be leveraged to changes in spot silver prices. Therefore, as the underlying commodity benefited from the macro environment, silver mining stocks benefited disproportionately.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	95.69%	96.00%	2.05%	2.01%	-10.18%	-10.35%	-0.58%	-0.58%
Solactive Global Silver Miners Total Return Index	97.09%	97.09%	2.56%	2.56%	-9.64%	-9.64%	0.01%	0.01%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.51%	11.51%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

1

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

2

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 95.95%, while the Underlying Index increased 97.26%. The Fund had a net asset value of $19.89 per share on October 31, 2015 and ended the reporting period with a net asset value of $34.95 on October 31, 2016.

During the reporting period, the highest returns came from International Tower Hill Mines and Gryphon Minerals which returned 360.35% and 301.79%, respectively. The worst performers were the two Rubicon Minerals stocks, which returned -98.58% and -90.6%.

By the end of 2015, gold prices had reached nearly a 6-year low, which put significant pressure on the gold exploration industry, which tends to benefit from higher gold prices. In early 2016, however, gold prices began to rebound sharply as geopolitical and economic uncertainties came to the forefront, such as the Brexit vote, central bank stimulus packages, and the U.S. presidential elections. Furthermore, increasing demand for physical gold and a weaker U.S. Dollar also supported gold prices during the reporting period. Gold exploration companies are highly sensitive to gold prices, and the increasing value of the yellow metal during the reporting period was a strong contributor of the positive performance of the Fund.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	95.95%	90.60%	13.12%	12.06%	-17.01%	-17.22%	-16.50%	-16.63%
Solactive Global Gold Explorers Total Return Index	97.26%	97.26%	13.86%	13.86%	-16.03%	-16.03%	-15.81%	-15.81%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.40%	12.40%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 3, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

3

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

4

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 18.88%, while the Underlying Index increased 20.21%. The Fund had a net asset value of $14.98 per share on October 31, 2015 and ended the reporting period with a net asset value of $17.60 on October 31, 2016.

During the reporting period, the highest returns came from Teck Resources and KAZ Minerals, which returned 273.91% and 94.74%, respectively. The worst performers were Imperial Metals and KGHM Polska Miedz, which returned -36.52% and -21.01%, respectively.

The performance of copper mining companies tends to be highly correlated to changes in copper prices. In Q1 2016, spot copper prices reached multi-years lows given concerns around global growth, particularly in China, which is a major consumer of raw copper. Copper is used extensively in wiring for vehicles, heavy machinery, and telecommunication networks. Later in the reporting period, broad commodity prices recovered as fears over a hard landing in Chinese economic growth abated, which provided support for a recovery in copper prices. Subsequently, copper mining companies rallied on expectations of higher future profitability.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	18.88%	16.77%	-14.54%	-14.37%	-14.60%	-14.47%	-10.84%	-10.84%
Solactive Global Copper Miners Total Return Index	20.21%	20.21%	-14.10%	-14.10%	-14.41%	-14.41%	-10.56%	-10.56%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.51%	11.51%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on April 19, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

5

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

6

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the uranium industry, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 17.53%, while the Underlying Index decreased 16.42%. The Fund had a net asset value of $14.94 per share on October 31, 2015 and ended the reporting period with a net asset value of $12.08 on October 31, 2016.

During the reporting period, the highest returns came from Greenland Minerals and Energy and NexGen Energy, which returned 219.97% and 115.3%, respectively. The worst performers were Uranium Resources and Peninsula Energy, which returned -83.96% and -48.84%, respectively.

Uranium prices came under pressure during the reporting period, given high levels of supply of the commodity in the market. Some of this is due to high stocks of uranium from decommissions weapons, but demand has also suffered as Japan’s uranium consumption remains stifled after the Fukushima disaster, and other countries like Germany are phasing out nuclear power generation. The longer term outlook for the uranium market appears stronger given Japan’s return to nuclear power generation and greater focus on nuclear power from emerging markets like China and India, which have massive power demands but are concerned about air quality.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	-17.53%	-16.64%	-23.57%	-23.78%	-26.29%	-26.22%	-28.57%	-28.52%
Solactive Global Uranium Total Return Index	-16.42%	-16.42%	-21.77%	-21.77%	-25.88%	-25.88%	-28.12%	-28.12%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.05%	12.05%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on November 4, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

7

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X Lithium ETF

Global X Lithium ETF

The Global X Lithium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Lithium Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the lithium industry, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 16.76%, while the Underlying Index increased 17.57%. The Fund had a net asset value of $20.62 per share on October 31, 2015 and ended the reporting period with a net asset value of $24.02 on October 31, 2016.

During the reporting period, the highest returns came from Galaxy Resources and Orocobre, which returned 384.81% and 127.58%, respectively. The worst performers were Blue Solutions and China BAK Battery, which returned -46.32% and -42.81%, respectively.

Demand for lithium has continued to grow as its use in state of the art batteries for electric vehicles, mobile electronics and renewable energy have made it an increasingly important commodity for transportation, telecommunications, and energy storage. While lithium broadly benefited from the general rebound in commodity prices during the reporting period, there has been additional optimism around the adoption of electric vehicles by mainstream consumers. Demand for electric vehicles has grown rapidly, not just among affluent consumers in the US, but among emerging markets like China and India, where simplicity, efficiency, and low emissions are increasingly becoming important features.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Lithium ETF	16.76%	16.47%	-1.93%	-1.97%	-4.67%	-4.41%	-3.17%	-3.12%
Solactive Global Lithium Index	17.57%	17.57%	-0.74%	-0.74%	-4.04%	-4.04%	-2.39%	-2.39%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	13.54%	13.54%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on July 22, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

9

Management Discussion of Fund Performance (unaudited)
Global X Lithium ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

10

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

Global X Fertilizers/Potash ETF

The Global X Fertilizers/Potash ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Fertilizers/Potash Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of the largest listed companies globally that are active in some aspect of the fertilizer/potash industry, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 11.15%, while the Underlying Index decreased 11.13%. The Fund had a net asset value of $9.98 per share on October 31, 2015 and ended the reporting period with a net asset value of $8.56 on October 31, 2016.

During the reporting period, the highest returns came from Sirius Minerals and Sociedad Quimica Y Minera De Chile, which returned 66.54% and 57.13%, respectively. The worst performers were Intrepid Potash and OCI, which returned -67.1% and -51.2%, respectively.

The fertilizers and potash market experienced significant price declines during the period, due in part to delays by China in signing key supply contracts and a flooding of the market with too much supply. North America and Europe are the two major regions for potash and fertilizer production, while China, India and Brazil are the key importers. This dynamic can make the industry sensitive to fluctuations in exchange rates, trade policies, and emerging market growth rates. The expansion of fertilizer production projects, the delay in buyer purchases and falling incomes from farms all contributed to the pressure on fertilizer prices during the period.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Fertilizers/Potash ETF	-11.15%	-10.18%	-7.69%	-7.45%	-7.70%	-7.56%	-8.27%	-8.17%
Solactive Global Fertilizers/Potash Total Return Index	-11.13%	-11.13%	-7.48%	-7.48%	-7.51%	-7.51%	-8.02%	-8.02%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.51%	11.51%

Growth of a $10,000 Investment

(at Net Asset Value)

*Fund commenced operations on May 25, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

11

Management Discussion of Fund Performance (unaudited)
Global X Fertilizers/Potash ETF

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distribution or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

12

Schedule of Investments	October 31, 2016

Global X Silver Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 24.4%
Basic Materials — 24.4%
Alexco Resource *	238,300	$414,280
AuRico Metals *	1,169,231	1,073,049
AuRico Metals^ * (A)	533,199	495,875
Bear Creek Mining * (A)	1,112,438	2,241,062
Excellon Resources *	94,300	119,612
First Majestic Silver * (A)	1,878,556	15,095,727
Fortuna Silver Mines *	1,759,550	12,038,854
Great Panther Silver *	1,892,560	2,584,133
Klondex Mines, Cl Common Subscription Receipt *	741,800	4,090,209
Primero Mining * (A)	2,226,588	3,006,994
Silvercorp Metals * (A)	2,376,139	6,177,961
Tahoe Resources	3,761,260	45,126,701
TOTAL CANADA		92,464,457
MEXICO— 8.1%
Basic Materials — 8.1%
Industrias Penoles	1,266,913	30,801,327
UNITED KINGDOM— 19.3%
Basic Materials — 19.3%
Fresnillo	2,295,758	45,967,294
Hochschild Mining	2,802,871	9,119,674
Polymetal International	1,677,921	18,252,745
TOTAL UNITED KINGDOM		73,339,713
UNITED STATES— 47.9%
Basic Materials — 47.9%
Alamos Gold, Cl A	2,263,432	17,767,941
Coeur d'Alene Mines *	1,907,479	21,325,615
Endeavour Silver * (A)	1,611,453	7,090,393
Hecla Mining	3,864,158	23,146,306
MAG Silver *	1,073,245	15,701,574
McEwen Mining (A)	2,914,750	9,472,938
Pan American Silver	1,537,726	24,649,748
Silver Standard Resources *	1,415,409	15,512,883

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	October 31, 2016

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Silver Wheaton	1,961,432	$47,290,126
TOTAL UNITED STATES		181,957,524
TOTAL COMMON STOCK
(Cost $334,080,408)		378,563,021

REPURCHASE AGREEMENTS — 3.0%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $10,000,089 (collateralized by U.S Treasury Obligations, ranging in par value $1-$3,479,661, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $10,200,000)(B)	$10,000,000	10,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,205,567 (collateralized by U.S. Treasury Obligations, par value $1,121,100, 3.000%, 05/15/45 with a total market value of $1,234,992)(B)	1,205,555	1,205,555
TOTAL REPURCHASE AGREEMENTS
(Cost $11,205,555)		11,205,555
TOTAL INVESTMENTS — 102.7%
(Cost $345,285,963)		$389,768,576

Percentages are based on Net Assets of $379,617,292.

*	Non-income producing security.
^	Traded on U.S. stock exchange
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $10,710,032.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $11,205,555.

Cl — Class

The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$378,563,021	$—	$—	$378,563,021
Repurchase Agreements	—	11,205,555	—	11,205,555
Total Investments in Securities	$378,563,021	$11,205,555	$—	$389,768,576

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	October 31, 2016

Global X Gold Explorers ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares/Face Amount	Value
COMMON STOCK — 99.9%
AUSTRALIA— 10.3%
Basic Materials — 10.3%
Gold Road Resources *	5,542,806	$2,383,050
Teranga Gold *	6,056,776	5,023,693
TOTAL AUSTRALIA		7,406,743
CANADA— 80.5%
Basic Materials — 80.5%
Asanko Gold *	979,624	3,618,085
Atac Resources *	5,010,501	2,056,165
Chesapeake Gold *	1,027,032	3,448,345
Continental Gold *	711,209	1,958,113
Exeter Resource * (A)	3,971,463	4,592,999
First Mining Finance * (A)	16,146,208	9,878,672
Guyana Goldfields *	577,532	3,399,909
International Tower Hill Mines * (A) (B)	6,042,874	4,553,854
Lydian International, Cl Common Subscription Receipt *	4,087,460	1,219,910
OceanaGold	1,414,244	4,326,357
Premier Gold Mines *	1,084,033	2,280,898
Pretium Resources *	325,478	3,183,747
Roxgold *	4,563,960	5,107,957
Rubicon Minerals * (A) (C) (D)	1,759,902	11,083
Sabina Gold & Silver * (A)	4,241,595	4,367,395
Torex Gold Resources *	217,745	4,053,526
TOTAL CANADA		58,057,015
UNITED STATES— 9.1%
Basic Materials — 9.1%
Novagold Resources * (A)	600,852	3,004,260
Seabridge Gold * (A)	322,984	3,536,675
TOTAL UNITED STATES		6,540,935
TOTAL COMMON STOCK
(Cost $59,874,635)		72,004,693

U.S. TREASURY OBLIGATION — 9.7%
United States Treasury Bill
0.130%, 11/10/16(E)
(Cost $6,999,773)	$7,000,000	6,999,783

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	October 31, 2016

Global X Gold Explorers ETF

	Face Amount	Value

REPURCHASE AGREEMENT — 8.1%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $5,814,568 (collateralized by U.S. Treasury Obligations, par value $5,407,175, 3.000%, 05/15/45 with a total market value of $5,956,489)(F) (Cost $5,814,511)	$5,814,511	$5,814,511
TOTAL INVESTMENTS — 117.7%
(Cost $72,688,919)		$84,818,987

Percentages are based on Net Assets of $72,074,094.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $5,595,578.
(B)	Affiliated investment (See Note 3 in Notes to Financial Statements).
(C)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $11,083 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $11,083 and represents 0.0% of Net Assets.
(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $5,814,511.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$71,993,610	$—	$11,083	$72,004,693
U.S. Treasury Obligation	—	6,999,783	—	6,999,783
Repurchase Agreement	—	5,814,511	—	5,814,511
Total Investments in Securities	$71,993,610	$12,814,294	$11,083	$84,818,987

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, the transfers into Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	October 31, 2016

Global X Copper Miners ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 10.5%
Basic Materials — 10.5%
Cudeco * (A) (B) (C)	670,647	$199,385
OZ Minerals	254,449	1,297,271
Sandfire Resources	296,786	1,174,361
TOTAL AUSTRALIA		2,671,017
CANADA— 37.9%
Basic Materials — 37.9%
Altius Minerals	125,845	1,044,131
Capstone Mining *	1,702,252	1,028,781
First Quantum Minerals	159,233	1,513,620
HudBay Minerals, Cl B	301,156	1,269,563
Imperial Metals * (C)	169,600	651,699
Lundin Mining, Cl Common Subscription Receipt *	297,315	1,164,636
Nevsun Resources	386,592	1,122,062
Teck Resources, Cl B	86,002	1,858,323
TOTAL CANADA		9,652,815
HONG KONG— 6.1%
Basic Materials — 6.1%
Jiangxi Copper, Cl H	991,829	1,171,545
NetMind Financial Holdings *	42,368,000	382,439
TOTAL HONG KONG		1,553,984
JAPAN— 1.2%
Basic Materials — 1.2%
Nittetsu Mining	7,500	313,318
MEXICO— 4.3%
Basic Materials — 4.3%
Grupo Mexico, Cl B	447,114	1,103,075
PERU— 4.7%
Basic Materials — 4.7%
Southern Copper (C)	42,609	1,209,669
POLAND— 4.6%
Basic Materials — 4.6%
KGHM Polska Miedz	65,219	1,177,831

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	October 31, 2016

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 19.3%
Basic Materials — 19.3%
Antofagasta (C)	179,243	$1,188,286
Glencore	403,070	1,230,267
KAZ Minerals *	353,687	1,234,992
Vedanta Resources (C)	145,477	1,267,265
TOTAL UNITED KINGDOM		4,920,810
UNITED STATES— 11.3%
Basic Materials — 11.3%
Freeport-McMoRan Copper & Gold	118,313	1,322,739
Turquoise Hill Resources *	379,176	1,175,446
Vedanta ADR	32,064	386,692
TOTAL UNITED STATES		2,884,877
TOTAL COMMON STOCK
(Cost $30,139,432)		25,487,396

REPURCHASE AGREEMENT — 8.7%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $2,210,717 (collateralized by U.S. Treasury Obligations, par value $2,055,826, 3.000%, 05/15/45 with a total market value of $2,264,676)(D) (Cost $2,210,696)	$2,210,696	2,210,696
TOTAL INVESTMENTS — 108.6%
(Cost $32,350,128)		$27,698,092

Percentages are based on Net Assets of $25,503,853.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $199,385 and represented 0.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $199,385 and represents 0.8% of Net Assets.
(C)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $2,130,405.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $2,210,696.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$25,288,011	$—	$199,385	$25,487,396
Repurchase Agreement	—	2,210,696	—	2,210,696
Total Investments in Securities	$25,288,011	$2,210,696	$199,385	$27,698,092

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	October 31, 2016

Global X Copper Miners ETF

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock

Beginning Balance as of October 31, 2015	$377,503
Realized gain/(loss)	(30,277)
Net purchases	67,216
Net sales	(72,311)
Change in unrealized appreciation/(depreciation)	(142,746)
Ending Balance as of October 31, 2016	$199,385

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	October 31, 2016

Global X Uranium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA— 18.1%
Basic Materials — 16.6%
Berkeley Energia *	7,477,441	$4,210,559
Energy Resources of Australia * (A)	8,851,984	2,290,206
Greenland Minerals & Energy *	42,900,270	2,742,170
Paladin Energy * (A)	36,853,017	3,926,053
Peninsula Energy *	8,371,868	3,758,629
		16,927,617
Industrials — 1.5%
Silex Systems *	6,054,724	1,566,493
TOTAL AUSTRALIA		18,494,110
CANADA— 52.0%
Basic Materials — 52.0%
Cameco	2,590,107	19,963,295
Denison Mines * (A)	11,937,419	4,809,704
Energy Fuels * (A)	2,369,019	3,429,134
Fission 3.0 *	7,037,000	367,536
Fission Uranium *	9,498,795	3,898,032
Laramide Resources *	4,397,821	754,709
Mega Uranium * (A) (B)	14,714,670	1,427,276
NexGen Energy * (A)	7,175,401	8,619,583
Uex * (A)	11,899,156	1,775,662
Uranium Participation *	2,960,444	8,217,013
TOTAL CANADA		53,261,944
CHINA— 5.3%
Utilities — 5.3%
CGN Power, Cl H (C)	18,630,600	5,453,550
FRANCE— 5.5%
Utilities — 5.5%
Areva *	1,066,072	5,589,562

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	October 31, 2016

Global X Uranium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG— 9.2%
Industrials — 9.2%
CGN Mining *	76,124,300	$6,576,953
CNNC International *	8,994,600	2,864,873
TOTAL HONG KONG		9,441,826
UNITED STATES— 9.9%
Basic Materials — 9.9%
Centrus Energy, Cl A * (A)	305,590	1,194,857
Uranium Energy * (A)	5,716,947	5,133,246
Ur-Energy * (A) (B)	7,603,407	3,809,307
TOTAL UNITED STATES		10,137,410
TOTAL COMMON STOCK
(Cost $215,988,904)		102,378,402

REPURCHASE AGREEMENTS — 7.5%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $5,000,044 (collateralized by U.S Treasury Obligations, ranging in par value $1-$1,456,630, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $5,100,000)(D)	$5,000,000	5,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $2,694,229 (collateralized by U.S. Treasury Obligations, par value $2,505,461, 3.000%, 05/15/45 with a total market value of $2,759,990)(D)	2,694,203	2,694,203
TOTAL REPURCHASE AGREEMENT
(Cost $7,694,203)		7,694,203
TOTAL INVESTMENTS — 107.5%
(Cost $223,683,107)		$110,072,605

Percentages are based on Net Assets of $102,436,689.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2016. The total value of securities on loan as of October 31, 2016 was $6,448,642.
(B)	Affiliated investment (See Note 3 in Notes to Financial Statements).
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $5,453,550 and represents 5.3% of Net Assets.
(D)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $7,694,203.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,378,402	$—	$—	$102,378,402
Repurchase Agreements	—	7,694,203	—	7,694,203
Total Investments in Securities	$102,378,402	$7,694,203	$—	$110,072,605

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	October 31, 2016

Global X Uranium ETF

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	October 31, 2016

Global X Lithium ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 8.4%
Basic Materials — 8.4%
Galaxy Resources * (A)	12,225,589	$3,256,064
Orocobre *	1,418,299	4,133,535
Pilbara Minerals *	5,162,072	2,042,596
TOTAL AUSTRALIA		9,432,195
CANADA— 2.3%
Basic Materials — 2.3%
Lithium Americas *	3,563,296	2,020,597
Nemaska Lithium *	591,677	618,054
TOTAL CANADA		2,638,651
CHINA— 4.7%
Consumer Goods — 4.7%
BYD, Cl H *	802,638	5,278,572
FRANCE— 0.6%
Industrials — 0.6%
Blue Solutions *	56,255	728,903
HONG KONG— 5.5%
Consumer Goods — 4.3%
FDG Electric Vehicles *	93,020,900	4,858,052
Industrials — 1.2%
Coslight Technology International Group *	1,773,373	1,310,332
TOTAL HONG KONG		6,168,384
JAPAN— 9.4%
Consumer Goods — 4.6%
Panasonic	500,920	5,229,188
Industrials — 4.8%
GS Yuasa	1,243,094	5,370,554
TOTAL JAPAN		10,599,742
SOUTH KOREA— 11.7%
Basic Materials — 4.7%
LG Chemical	24,444	5,265,847

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	October 31, 2016

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 7.0%
L&F	65,405	$940,277
Samsung SDI	63,603	5,241,655
Vitzrocell	176,616	1,674,707
		7,856,639
TOTAL SOUTH KOREA		13,122,486
TAIWAN— 9.1%
Industrials — 9.1%
Advanced Lithium Electrochemistry Cayman *	1,286,229	1,294,075
Changs Ascending Enterprise *	423,551	574,443
Dynapack International Technology	2,631,300	3,443,641
Simplo Technology	1,572,200	4,857,466
TOTAL TAIWAN		10,169,625
UNITED KINGDOM— 0.7%
Basic Materials — 0.7%
Bacanora Minerals *	788,557	765,384
UNITED STATES— 47.4%
Basic Materials — 38.8%
Albemarle	63,526	5,307,597
FMC	468,748	21,979,594
Sociedad Quimica y Minera de Chile ADR	556,731	16,289,949
		43,577,140
Consumer Goods — 4.5%
Tesla Motors *	25,806	5,102,621
Industrials — 4.1%
China BAK Battery * (A)	148,887	260,552
EnerSys	54,669	3,560,592
Ultralife *	183,190	751,079
		4,572,223
TOTAL UNITED STATES		53,251,984
TOTAL COMMON STOCK
(Cost $112,826,196)		112,155,926

REPURCHASE AGREEMENT — 1.6%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,768,469 (collateralized by U.S. Treasury Obligations, par value $1,644,563, 3.000%, 05/15/45 with a total market value of $1,811,634)(B) (Cost $1,768,452)	$1,768,452	1,768,452
TOTAL INVESTMENTS — 101.4%
(Cost $114,594,648)		$113,924,378

Percentages are based on Net Assets of $112,304,244.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	October 31, 2016

Global X Lithium ETF

(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $1,707,966.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $1,768,452.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$112,155,926	$—	$—	$112,155,926
Repurchase Agreement	—	1,768,452	—	1,768,452
Total Investments in Securities	$112,155,926	$1,768,452	$—	$113,924,378

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	October 31, 2016

Global X Fertilizers/Potash ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 10.3%
Basic Materials — 10.3%
Incitec Pivot	213,391	$479,019
Nufarm	99,473	670,647
TOTAL AUSTRALIA		1,149,666
BELGIUM— 4.6%
Basic Materials — 4.6%
Tessenderlo Chemie	15,293	509,297
CANADA— 9.8%
Basic Materials — 9.8%
Agrium	6,018	552,879
Potash Corp of Saskatchewan	32,793	533,643
TOTAL CANADA		1,086,522
GERMANY— 4.0%
Basic Materials — 4.0%
K+S	22,082	446,123
HONG KONG— 2.8%
Basic Materials — 2.8%
China BlueChemical	983,501	190,236
Sinofert Holdings	937,865	123,358
TOTAL HONG KONG		313,594
ISRAEL—6.6%
Basic Materials — 6.6%
Israel Chemicals	127,309	452,793
The Israel Corp *	1,916	285,352
TOTAL ISRAEL		738,145
NETHERLANDS— 4.2%
Basic Materials — 4.2%
OCI *	33,789	468,551
NORWAY— 4.8%
Basic Materials — 4.8%
Yara International	14,902	527,348
POLAND— 3.5%
Basic Materials — 3.5%
Grupa Azoty	24,748	392,990

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	October 31, 2016

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA— 0.6%
Basic Materials — 0.6%
Namhae Chemical	8,649	$61,603
SWITZERLAND— 4.8%
Basic Materials — 4.8%
Syngenta *	1,328	531,254
TAIWAN— 4.7%
Basic Materials — 4.7%
Taiwan Fertilizer	389,697	522,354
TURKEY— 1.1%
Basic Materials — 1.1%
Bagfas Bandirma Gubre Fabrik	13,565	47,311
Gubre Fabrikalari	43,188	71,131
TOTAL TURKEY		118,442
UNITED KINGDOM— 8.5%
Basic Materials — 8.5%
PhosAgro PJSC GDR	36,463	452,141
Sirius Minerals *	1,055,900	496,321
TOTAL UNITED KINGDOM		948,462
UNITED STATES— 29.5%
Basic Materials — 29.5%
CF Industries Holdings	18,510	444,425
Compass Minerals International	6,896	495,478
CVR Partners (A)	35,876	163,594
Mosaic	20,513	482,671
Rentech Escrow Shares * (B) (C)	7,168	—
Scotts Miracle-Gro, Cl A	7,966	701,725
Sociedad Quimica y Minera de Chile ADR	25,280	739,693
Terra Nitrogen (A)	2,469	256,134
TOTAL UNITED STATES		3,283,720
TOTAL COMMON STOCK
(Cost $15,675,144)		11,098,071
TOTAL INVESTMENTS — 99.8%
(Cost $15,675,144)		$11,098,071

Percentages are based on Net Assets of $11,124,672.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. As of October 31, 2016, these securities amounted to $419,728 or 3.8% of net assets.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $– and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $– and represents 0.0% of Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	October 31, 2016

Global X Fertilizers/Potash ETF

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock	$11,098,071	$—	$—	(2)	$11,098,071
Total Investments in Securities	$11,098,071	$—	$—		$11,098,071

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

(2) Amounts designated as “—“ are $0 or have been rounded to $0.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Statements of Assets and Liabilities
October 31, 2016

	Global X Silver Miners ETF		Global X Gold Explorers ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$334,080,408		$63,283,695	$30,139,432
Cost of Repurchase Agreement	11,205,555		5,814,511	2,210,696
Cost of Affiliated Investments	—		3,590,713	—
Cost of Foreign Currency	122,303		—	24
Investments, at Value	$378,563,021	*	$74,450,622 *	$25,487,396 *
Repurchase Agreement, at Value	11,205,555		5,814,511	2,210,696
Foreign Currency, at Value	122,303		—	23
Affiliated Investments, at Value	—		4,553,854	—
Cash	—		—	98,009
Receivable for Investment Securities Sold	32,526,037		—	2,598,677
Reclaim Receivable	22,735		—	9,438
Dividend and Interest Receivable	16,768		19,865	13,671
Unrealized Appreciation on Spot Contracts	10,253		—	69
Total Assets	422,466,672		84,838,852	30,417,979
Liabilities:
Payable for Investment Securities Purchased	28,416,320		—	2,689,959
Obligation to Return Securities Lending Collateral	11,205,555		5,814,511	2,210,696
Cash Overdraft	3,001,632		6,910,306	—
Payable due to Investment Adviser	213,934		39,941	13,416
Unrealized Depreciation on Spot Contracts	11,939		—	55
Total Liabilities	42,849,380		12,764,758	4,914,126
Net Assets	$379,617,292		$72,074,094	$25,503,853
Net Assets Consist of:
Paid-in Capital	$592,164,043		$111,755,578	$53,160,865
Undistributed (Distributions in Excess of) Net Investment Income	269,857		(938,905)	76,960
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(257,310,689)		(50,872,651)	(23,081,142)
Net Unrealized Appreciation (Depreciation) on Investments	44,482,613		12,130,068	(4,652,036)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	11,468		4	(794)
Net Assets	$379,617,292		$72,074,094	$25,503,853
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,347,318		2,062,054	1,449,374
Net Asset Value, Offering and Redemption Price Per Share	$40.61		$34.95	$17.60
*Includes Market Value of Securities on Loan	$10,710,032		$5,595,578	$2,130,405

The accompanying notes are an integral part of the financial statements.

29

Statements of Assets and Liabilities
October 31, 2016

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Assets:
Cost of Investments	$205,411,773	$112,826,196	$15,675,144
Cost of Repurchase Agreement	7,694,203	1,768,452	—
Cost of Affiliated Investments	10,577,131	—	—
Cost of Foreign Currency	2,389	894,823	22,028
Investments, at Value	$97,141,819 *	$112,155,926 *	$11,098,071
Repurchase Agreement, at Value	7,694,203	1,768,452	—
Affiliated Investments, at Value	5,236,583	—	—
Cash	62,491	—	—
Foreign Currency, at Value	2,388	894,805	22,028
Dividend and Interest Receivable	62,198	82,267	10,941
Receivable for Investment Securities Sold	1,360	11,378,586	—
Unrealized Appreciation on Spot Contracts	—	28	—
Reclaim Receivable	—	—	22,544
Due from Broker	—	—	44,266
Total Assets	110,201,042	126,280,064	11,197,850
Liabilities:
Obligation to Return Securities Lending Collateral	7,694,203	1,768,452	—
Payable due to Investment Adviser	62,260	68,933	5,841
Payable for Investment Securities Purchased	7,886	12,062,214	44,319
Unrealized Depreciation on Spot Contracts	4	—	—
Cash Overdraft	—	73,629	23,018
Due to Broker	—	2,592	—
Total Liabilities	7,764,353	13,975,820	73,178
Net Assets	$102,436,689	$112,304,244	$11,124,672
Net Assets Consist of:
Paid-in Capital	$512,931,803	$168,653,266	$21,804,205
Undistributed Net Investment Income	2,129,397	710,566	195,160
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(299,014,008)	(56,389,305)	(6,296,154)
Net Unrealized Appreciation (Depreciation) on Investments	(113,610,502)	(670,270)	(4,577,073)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1)	(13)	(1,466)
Net Assets	$102,436,689	$112,304,244	$11,124,672
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	8,481,666	4,674,628	1,300,000
Net Asset Value, Offering and Redemption Price Per Share	$12.08	$24.02	$8.56
*Includes Market Value of Securities on Loan	$6,448,642	$1,707,966	$—

The accompanying notes are an integral part of the financial statements.

30

Statements of Operations
For the year ended October 31, 2016

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$2,151,656	$44,469	$232,202
Interest Income	1,604	210	25
Security Lending Income	291,173	195,584	31,582
Less: Foreign Taxes Withheld	(153,700)	(6,670)	(10,817)
Total Investment Income	2,290,733	233,593	252,992
Supervision and Administration Fees(1)	1,809,280	349,438	135,171
Custodian Fees	10,354	3,119	261
Total Expenses	1,819,634	352,557	135,432
Net Investment Income(Loss)	471,099	(118,964)	117,560
Net Realized Gain (Loss) on:
Investments (2)	(32,546,896)	1,650,072	(5,345,402)
Affiliated Investments	—	(442,176)	—
Foreign Currency Transactions	(64,340)	(3,554)	13,266
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(32,611,236)	1,204,342	(5,332,136)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	168,050,967	22,006,653	10,571,708
Affiliated Investments	—	2,555,281	—
Foreign Currency Translations	14,459	4	(11,451)
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Translations	168,065,426	24,561,938	10,560,257
Net Realized and Unrealized Gain on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	135,454,190	25,766,280	5,228,121
Net Increase in Net Assets Resulting from Operations	$135,925,289	$25,647,316	$5,345,681

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

31

Statements of Operations
For the year ended October 31, 2016

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF
Investment Income:
Dividend Income	$823,303	$1,352,434	$293,736
Interest Income	779	146	35
Security Lending Income	960,622	205,451	—
Less: Foreign Taxes Withheld	(119,542)	(180,136)	(38,506)
Total Investment Income	1,665,162	1,377,895	255,265
Supervision and Administration Fees(1)	818,754	524,846	65,512
Custodian Fees	5,635	7,653	31
Total Expenses	824,389	532,499	65,543
Net Investment Income	840,773	845,396	189,722
Net Realized Gain (Loss) on:
Investments (2)	(36,121,419)	(2,487,651)	(2,763,715)
Affiliated Investments	(2,975,892)	—	—
Foreign Currency Transactions	(1,934)	(23,305)	(1,608)
Net Realized Loss on Investments and Foreign Currency Transactions	(39,099,245)	(2,510,956)	(2,765,323)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	11,667,862	8,278,991	1,327,167
Affiliated Investments	3,175,874	—	—
Foreign Currency Translations	(272)	1,386	1,701
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Translations	14,843,464	8,280,377	1,328,868
Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions and Translations	(24,255,781)	5,769,421	(1,436,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,415,008)	$6,614,817	$(1,246,733)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

32

Statements of Changes in Net Assets

	Global X Silver Miners ETF				Global X Gold Explorers ETF
	Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income (Loss)	$471,099		$373,126		$(118,964)	$208,471
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(32,611,236	)(1)	(66,954,054	)(1)	1,204,342 (1)	(18,400,329)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	168,065,426		30,513,172		24,561,938	19,099,199
Net Increase (Decrease) in Net Assets Resulting from Operations	135,925,289		(36,067,756)		25,647,316	907,341
Dividends and Distributions from:
Net Investment Income	(492,527)		(129,601)		(2,809,410)	(40,294)
Total Dividends and Distributions	(492,527)		(129,601)		(2,809,410)	(40,294)
Capital Share Transactions:
Issued	145,373,948		29,928,286		23,235,210	512,019
Redeemed	(44,945,232)		(20,940,116)		(3,092,103)	—
Increase in Net Assets from Capital Share Transactions	100,428,716		8,988,170		20,143,107	512,019
Total Increase (Decrease) in Net Assets	235,861,478		(27,209,187)		42,981,013	1,379,066
Net Assets:
Beginning of Year	143,755,814		170,965,001		29,093,081	27,714,015
End of Year	$379,617,292		$143,755,814		$72,074,094	$29,093,081
Undistributed Net Investment Income	$269,857		$225,582		$(938,905)	$162,412
Share Transactions:
Issued	3,550,000		1,183,334	(2)	700,000	25,000 (3)
Redeemed	(1,102,682)		(816,667	)(2)	(100,325)	—
Net Increase in Shares Outstanding from Share Transactions	2,447,318		366,667		599,675	25,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on November 18, 2015. (See Note 10 in the Notes to Financial Statements.)
(3)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

33

Statements of Changes in Net Assets

	Global X Copper Miners ETF			Global X Uranium ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$117,560	$237,118		$840,773	$1,437,849
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions(1)	(5,332,136)	(5,614,876)		(39,099,245)	(56,873,600)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	10,560,257	(4,721,019)		14,843,464	(19,252,193)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,345,681	(10,098,777)		(23,415,008)	(74,687,944)
Dividends and Distributions from:
Net Investment Income	(205,898)	(509,286)		(2,421,696)	(9,307,517)
Total Dividends and Distributions	(205,898)	(509,286)		(2,421,696)	(9,307,517)
Capital Share Transactions:
Issued	4,973,174	6,134,592		4,984,570	31,602,266
Redeemed	(3,588,508)	(3,599,890)		(18,767,601)	(17,906,993)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,384,666	2,534,702		(13,783,031)	13,695,273
Total Increase (Decrease) in Net Assets	6,524,449	(8,073,361)		(39,619,735)	(70,300,188)
Net Assets:
Beginning of Year	18,979,404	27,052,765		142,056,424	212,356,612
End of Year	$25,503,853	$18,979,404		$102,436,689	$142,056,424
Undistributed Net Investment Income	$76,960	$26,145		$2,129,397	$1,074,464
Share Transactions:
Issued	433,333	350,000	(2)	350,000	1,350,000	(3)
Redeemed	(250,626)	(166,666	)(2)	(1,375,870)	(975,000	)(3)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	182,707	183,334		(1,025,870)	375,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on November 18, 2015. (See Note 10 in the Notes to Financial Statements.)
(3)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

34

Statements of Changes in Net Assets

	Global X Lithium ETF			Global X Fertilizers/Potash ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015		Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$845,396	$154,615		$189,722	$422,637
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(2,510,956)	1,292,112		(2,765,323)	(1,026,759)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,280,377	(8,204,910)		1,328,868	83,190
Net Increase (Decrease) in Net Assets Resulting from Operations	6,614,817	(6,758,183)		(1,246,733)	(520,932)
Dividends and Distributions from:
Net Investment Income	(97,361)	(471,239)		(363,096)	(350,078)
Total Dividends and Distributions	(97,361)	(471,239)		(363,096)	(350,078)
Capital Share Transactions:
Issued	77,405,685	3,158,262		2,166,918	—
Redeemed	(12,349,856)	(5,587,104)		(915,034)	(3,407,437)
Increase (Decrease) in Net Assets from Capital Share Transactions	65,055,829	(2,428,842)		1,251,884	(3,407,437)
Total Increase (Decrease) in Net Assets	71,573,285	(9,658,264)		(357,945)	(4,278,447)
Net Assets:
Beginning of Year	40,730,959	50,389,223		11,482,617	15,761,064
End of Year	$112,304,244	$40,730,959		$11,124,672	$11,482,617
Undistributed (Distributions in Excess of) Net Investment Income	$710,566	$(18,247)		$195,160	$330,845
Share Transactions:
Issued	3,200,000	125,000	(2)	250,000	—
Redeemed	(500,372)	(250,000	)(2)	(100,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,699,628	(125,000)		150,000	(300,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for2 reverse share split on November 18, 2015. (See Note 10 in the Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

35

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††
Global X Silver Miners ETF
2016	20.83	0.05	19.80	19.85	(0.07)	—	(0.07)	40.61	95.69	379,617	0.65	0.17	27.45
2015(1)	26.16	0.06	(5.37)	(5.31)	(0.02)	—	(0.02)	20.83	(20.35)	143,756	0.65	0.22	26.75
2014(1)	38.64	0.09	(12.35)	(12.26)	(0.22)	—	(0.22)	26.16	(31.85)	170,965	0.65	0.24	24.23
2013(1)	74.94	0.34	(36.03)	(35.69)	(0.61)	—	(0.61)	38.64	(47.97)	218,240	0.65	0.67	23.79
2012(1)	70.98	0.40	3.67	4.07	(0.11)	—	(0.11)	74.94	5.76	385,967	0.65	0.62	18.13
Global X Gold Explorers ETF
2016	19.89	(0.06)	17.04	16.98	(1.92)	—	(1.92)	34.95	95.95	72,074	0.66	(0.22)	17.06
2015(2)	19.28	0.14	0.50	0.64	(0.03)	—	(0.03)	19.89	3.36	29,093	0.65	0.70	57.53
2014(2)	26.96	0.01	(7.69)	(7.68)	—	—	—	19.28	(28.49)	27,714	0.65	0.02	29.94
2013(2)(3)	69.44	(0.25)	(39.35)	(39.60)	(2.88)	—	(2.88)	26.96	(59.16)	32,020	0.65	(0.65)	31.73
2012(2)(3)	106.88	(0.49)	(34.92)	(35.41)	(2.03)	—	(2.03)	69.44	(33.42)	41,251	0.65	(0.65)	43.12
Global X Copper Miners ETF
2016	14.98	0.07	2.69	2.76	(0.14)	—	(0.14)	17.60	18.88	25,504	0.65	0.57	34.73
2015(1)	24.96	0.21	(9.68)	(9.47)	(0.51)	—	(0.51)	14.98	(38.64)	18,979	0.65	1.07	29.72
2014(1)	29.40	0.45	(4.69)	(4.24)	(0.20)	—	(0.20)	24.96	(14.49)	27,053	0.65	1.59	15.77
2013(1)	38.79	0.52	(8.63)	(8.11)	(1.28)	—	(1.28)	29.40	(21.69)	32,828	0.65	1.63	37.06
2012(1)	44.76	0.72	(3.97)	(3.25)	(1.70)	(1.02)	(2.72)	38.79	(7.08)	31,041	0.65	1.84	28.90
Global X Uranium ETF
2016	14.94	0.09	(2.68)	(2.59)	(0.27)	—	(0.27)	12.08	(17.53)	102,437	0.70	0.71	14.48
2015(2)	23.26	0.15	(7.50)	(7.35)	(0.97)	—	(0.97)	14.94	(33.01)	142,056	0.69	0.74	22.37
2014(2)	28.94	0.09	(5.60)	(5.51)	(0.17)	—	(0.17)	23.26	(19.18)	212,357	0.69	0.30	20.90
2013(2)(4)	42.06	0.18	(12.56)	(12.38)	(0.74)	—	(0.74)	28.94	(29.88)	118,871	0.69	0.51	73.16
2012(2)(4)	60.54	0.15	(18.63)	(18.48)	—	—	—	42.06	(30.53)	135,668	0.69	0.30	55.90
Global X Lithium ETF
2016	20.62	0.27	3.18	3.45	(0.05)	—	(0.05)	24.02	16.76	112,304	0.76	1.21	44.90
2015(2)	24.00	0.08	(3.22)	(3.14)	(0.24)	—	(0.24)	20.62	(13.18)	40,731	0.75	0.35	31.14
2014(2)	25.88	0.20	(2.00)	(1.80)	(0.08)	—	(0.08)	24.00	(6.97)	50,389	0.75	0.75	43.37
2013(2)	28.82	0.06	(2.31)	(2.25)	(0.69)	—	(0.69)	25.88	(8.00)	51,105	0.75	0.21	38.46
2012(2)	31.80	0.43	(3.37)	(2.94)	(0.04)	—	(0.04)	28.82	(9.25)	69,871	0.75	1.40	28.78
Global X Fertilizers/Potash ETF
2016	9.98	0.18 ‡‡	(1.27)	(1.09)	(0.33)	—	(0.33)	8.56	(11.15)	11,125	0.69	2.00 ‡‡	25.38
2015	10.87	0.33	(0.97)	(0.64)	(0.25)	—	(0.25)	9.98	(6.01)	11,483	0.69	2.97	30.64
2014	11.73	0.23	(0.90)	(0.67)	(0.19)	—	(0.19)	10.87	(5.79)	15,761	0.69	1.98	18.79
2013	13.85	0.25	(2.21)	(1.96)	(0.16)	—	(0.16)	11.73	(14.33)	22,864	0.69	1.93	14.12
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69	1.42	24.05

(1)	Per share amounts have been adjusted for a 1 for 3 reverse share split on November 18, 2015. For more information see Note 10 in the Notes to Financial Statements.
(2)	Per share amounts have been adjusted for a 1 for 2 reverse share split on November 18, 2015. For more information see Note 10 in the Notes to Financial Statements.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(4)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
‡‡	See Note 8 in the Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36

Notes to Financial Statements
October 31, 2016

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2016, the Trust had one hundred portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF and Global X Fertilizers/Potash ETF (the “Funds”). Each Fund has elected non-diversified status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot

37

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2016, there was $11,083 of fair valued securities in Global X Gold Explorers ETF, $199,385 of fair valued securities in the Global X Copper Miners ETF and $0 of fair valued securities in the Global X Fertilizers/Potash ETF. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

38

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2016 there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

39

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

REPURCHASE AGREEMENTS (concluded)

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X Silver Miners ETF
Barclays	$10,000,000	$10,000,000	$-	$-
Deutsche Bank	1,205,555	1,205,555	-	-
Global X Gold Explorers ETF
Deutsche Bank	5,814,511	5,814,511	-	-
Global X Copper Miners ETF
Deutsche Bank	2,210,696	2,210,696	-	-
Global X Uranium ETF
Barclays	5,000,000	5,000,000	-	-
Deutsche Bank	2,694,203	2,694,203		-
Global X Lithium ETF
Deutsche Bank	1,768,452	1,768,452	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

40

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day.

An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ Custodian, on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value as of
	Creation Unit Shares	Fee	October 31, 2016	Redemption Fee
Global X Silver Miners ETF	50,000	$1,000	$2,030,500	$1,000
Global X Gold Explorers ETF	50,000	1,000	1,747,500	1,000
Global X Copper Miners ETF	50,000	1,000	880,000	1,000
Global X Uranium ETF	50,000	1,000	604,000	1,000
Global X Lithium ETF	50,000	1,000	1,201,000	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	428,000	1,000

41

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statement and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as

42

Notes to Financial Statements (continued)
October 31, 2016

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (concluded)

contemplated in the distribution agreement. SIDCO receives no fee for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

As of October 31, 2016, Global X Gold Explorers ETF and Global X Uranium ETF own greater than 5% of the outstanding shares of the following common stocks. These investments are noted as “Affiliated investment” in the Schedules of Investments.

			Changes in
			Unrealized
Value at	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	10/31/16	Income
Global X Gold Exp lorers ETF
International Tower Hill Mines
$1,242,866	$1,462,494	$(264,611)	$2,555,281	$(442,176)	$4,553,854	$—
Totals:
$1,242,866	$1,462,494	$(264,611)	$2,555,281	$(442,176)	$4,553,854	$—

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation	Realized Gain	Value at	Dividend
10/31/2015	Cost	Sales	(Depreciation)	(Loss)	10/31/2016	Income
Global X Uranium ETF
Mega Uranium
$1,296,251	$88,106	$(490,004)	$2,227,052	$(1,694,129)	$1,427,276	$—
UR-Energy
4,860,868	496,736	(1,215,356)	948,822	(1,281,763)	3,809,307	—
Totals:
$6,157,119	$584,842	$(1,705,360)	$3,175,874	$(2,975,892)	$5,236,583	$—

43

Notes to Financial Statements (continued)
October 31, 2016

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Global X Silver Miners ETF	$74,903,709	$76,743,842
Global X Gold Explorers ETF	9,069,900	12,027,411
Global X Copper Miners ETF	7,498,659	7,328,791
Global X Uranium ETF	17,275,393	19,931,148
Global X Lithium ETF	45,410,233	31,661,330
Global X Fertilizers/Potash ETF	2,445,158	2,495,535

For the year ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$145,433,344	$44,897,775	$22,538,544
Global X Gold Explorers ETF	23,251,227	3,088,731	1,676,631
Global X Copper Miners ETF	4,830,327	3,582,170	1,112,237
Global X Uranium ETF	4,988,210	18,778,301	(9,356,756)
Global X Lithium ETF	61,343,177	9,484,973	2,721,848
Global X Fertilizers/Potash ETF	2,044,841	864,976	(66,175)

For the year ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$29,988,868	$20,953,183	$1,128,279
Global X Gold Explorers ETF	511,642	-	-
Global X Copper Miners ETF	6,123,996	3,576,659	(190,048)
Global X Uranium ETF	31,551,324	17,897,881	(3,478,497)
Global X Lithium ETF	2,552,262	4,456,568	564,779
Global X Fertilizers/Potash ETF	-	3,189,800	117,962

During the year ended October 31, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

44

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

The following differences, primarily attributable to investment in master limited partnership, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Global X Silver Miners ETF	$18,305,753	$65,703	$(18,371,456)
Global X Gold Explorers ETF	1,493,852	1,827,057	(3,320,909)
Global X Copper Miners ETF	1,109,502	139,153	(1,248,655)
Global X Uranium ETF	(13,551,545)	2,635,856	10,915,689
Global X Lithium ETF	2,696,942	(19,222)	(2,677,720)
Global X Fertilizers/Potash ETF	(74,219)	37,689	36,530

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2016 and 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2016	$492,527	$–	$–	$492,527
2015	129,601	–	–	129,601
Global X Gold Explorers ETF
2016	$2,809,410	$–	$–	$2,809,410
2015	40,294	–	–	40,294
Global X Copper Miners ETF
2016	$205,898	$–	$–	$205,898
2015	509,286	–	–	509,286
Global X Uranium ETF
2016	$2,421,696	$–	$–	$2,421,696
2015	9,307,517	–	–	9,307,517
Global X Lithium ETF
2016	$97,361	$–	$–	$97,361
2015	471,239	–	–	471,239
Global X Fertilizers/Potash ETF
2016	$363,096	$–	$–	$363,096
2015	350,078	–	–	350,078

45

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

As of October 31, 2016, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Undistributed Ordinary Income	$9,132,632	$15,400,104	$201,567
Capital Loss Carryforwards	(235,451,271)	(44,339,503)	(18,693,787)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	13,771,888	(10,742,086)	(9,164,784)
Other Temporary Differences	–	1	(8)
Total Accumulated Losses	$(212,546,751)	$(39,681,484)	$(27,657,012)

	Global X Funds
			Global X
	Global X Uranium	Global X Lithium	Fertilizers/Potash
	ETF	ETF	ETF
Undistributed Ordinary Income	$9,058,721	$1,955,639	$362,744
Capital Loss Carryforwards	(268,462,994)	(53,642,151)	(5,803,623)
Unrealized Depreciation on Investments and Foreign Currency	(151,090,845)	(4,662,508)	(5,238,648)
Other Temporary Differences	4	(2)	(6)
Total Accumulated Losses	$(410,495,114)	$(56,349,022)	$(10,679,533)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2016, the Funds that had capital loss carryforwards are listed below:

	Global X Silver	Global X Gold	Global X	Global X
Expiration Date	Miners ETF	Explorers ETF	Uranium ETF	Lithium ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308

During the fiscal year ended October 31, 2016, the following fund utilized capital loss carryforwards to offset capital gains.

Global X Funds
Global X Gold Explorers ETF	$278,233

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

46

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (concluded)

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$25,224,302	$201,793,504	$227,017,806
Global X Gold Explorers ETF	5,877,582	38,330,945	44,208,527
Global X Copper Miners ETF	2,962,226	15,731,561	18,693,787
Global X Uranium ETF	53,896,086	201,861,110	255,757,196
Global X Lithium ETF	12,232,765	34,080,078	46,312,843
Global X Fertilizers/Potash ETF	836,397	4,967,226	5,803,623

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$376,008,156	$60,172,758	$(46,412,338)	$13,760,420
Global X Gold Explorers ETF	95,561,077	17,318,446	(28,060,536)	(10,742,090)
Global X Copper Miners ETF	36,862,081	2,575,769	(11,739,758)	(9,163,989)
Global X Uranium ETF	261,163,449	7,479,325	(158,570,169)	(151,090,844)
Global X Lithium ETF	118,586,873	5,860,943	(10,523,438)	(4,662,495)
Global X Fertilizers/Potash ETF	16,335,253	708,386	(5,945,568)	(5,237,182)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such

47

Notes to Financial Statements (continued)
October 31, 2016

6. CONCENTRATION OF RISKS (concluded)

taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

A more complete description of risks is included is each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral will be cash securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of October 31, 2016, the value of securities on loan was $10,710,032, $5,595,578, $2,130,405, $6,448,642 and $1,707,966 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $11,205,555, $5,814,511, $2,210,696, $7,694,203 and $1,768,452 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

48

Notes to Financial Statements (continued)
October 31, 2016

7. LOANS OF PORTFOLIO SECURITIES (concluded)

At October 31, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X Silver Miners ETF
Credit Suisse	$329,260	$356,510
Deutsche Bank Securities	2,109,286	2,161,705
Goldman Sachs & Co.	4,836	5,200
JPMorgan	4,674,150	5,033,700
Morgan Stanley	3,567,717	3,622,852
UBS Securities	24,783	25,588
Global X Gold Explorers ETF
Barclays Capital	1,638,705	1,716,885
BNP Paribas Prime Brokerage	174,000	191,400
Citigroup	1,679,455	1,783,311
Credit Suisse	7,957	9,882
Deutsche Bank Securities	118,986	127,533
JPMorgan	158,775	159,500
Morgan Stanley	1,817,700	1,826,000
Global X Copper Miners ETF
Credit Suisse	275,485	300,750
Goldman Sachs & Co.	871,110	910,000
JPMorgan	295,256	296,400
Merrill Lynch Pierce Fenner & Smith	70,776	71,051
Morgan Stanley	617,778	632,495
Global X Uranium ETF
Barclays Capital	50,100	200,000
Credit Suisse	896,135	1,011,886
Deutsche Bank Securities	1,617,586	1,893,044
Goldman Sachs & Co.	111,203	124,200
JPMorgan	597,854	775,608
Morgan Stanley	2,945,846	3,414,216
SG Americas Securities	23,998	47,900
UBS Securities	205,920	227,349
Global X Lithium ETF
Credit Suisse	96,684	102,300
Deutsche Bank Securities	523,961	554,400
JPMorgan	11,550	13,200
Merrill Lynch Pierce Fenner & Smith	372,865	392,000
Morgan Stanley	702,906	706,552

49

Notes to Financial Statements (continued)
October 31, 2016

8. CHANGE IN ACCOUNTING ESTIMATE

Effective November 1, 2015, the Funds changed their method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return or the expense ratio in the current period or future periods as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

50

Notes to Financial Statements (continued)
October 31, 2016

10. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF and Global X Uranium ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

May 16, 2013:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Uranium ETF	1:3

Effective November 18, 2015, the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF and the Global X Lithium ETF executed a reverse share split for shareholders of record after the close of markets on November 17, 2015. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse splits are as follows:

November 18, 2015:

Fund Name	Ratio
Global X Silver Miners ETF	1:3
Global X Gold Explorers ETF	1:2
Global X Copper Miners ETF	1:3
Global X Uranium ETF	1:2
Global X Lithium ETF	1:2

11. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

51

Notes to Financial Statements (continued)
October 31, 2016

12. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

New Series

Subsequent to October 31, 2016, the following investment series of the Trust was launched: Global X MSCI SuperDividend® EAFE ETF.

Index Change for the Global X Gold Explorers ETF

The Board of Trustees of the Trust approved the adoption of a new index as outlined in the table below. The new index will increase the diversification and improve the liquidity characteristics of the Fund.

	Old Index	New Index
Index	Solactive Global Gold Explorers Total Return Index	Solactive Global Gold Explorers & Developers Total Return Index
Index Components	21	43*
Index Description	The Solactive Global Gold Explorers Total Return Index is designed to measure broad based equity market performance of global companies involved in gold exploration. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.	The Solactive Global Gold Explorers & Developers Total Return Index is designed to measure broad based equity market performance of global companies involved in gold exploration, including companies that are engaged in both gold exploration and limited levels of gold production (“Developers”). The stocks are screened for liquidity and weighted according to modified free-float market capitalization. A specific capping methodology is used at the time of the semi-annual index review to seek to assure compliance with the rules governing the listing of financial products on exchanges in the United States.

*Index constituents for the Solactive Global Gold Explorers & Developers Total Return Index are as of September 28, 2016. The number of index constituents may change by the effective date.

The Fund began implementation of the change on or about November 30, 2016, with the change occurring in two phases.

The phase approach is intended to enable the Global X Gold Explorers ETF’s advisor, Global X Management Co. LLC, to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In the first phase, expected to commence in the fourth quarter of 2016, the Fund will track the Solactive Global Gold Explorers & Developers Total Return Transition Index, an interim index that will gradually reduce exposure to small-capitalization stocks

52

Notes to Financial Statements (continued)
October 31, 2016

12. SUBSEQUENT EVENTS (concluded)

while proportionately increasing exposure to other stocks based on their weightings in the new index. This first phase is expected to be implemented over the course of approximately six months.

In the second phase, the Fund will begin tracking the Solactive Global Gold Explorers & Developers Total Return Index, which is expected to occur upon completion of the first phase.

To protect the Fund from the potential for harmful “front running” by traders, the exact timing of the index changes will not be disclosed to investors. In the meantime, the Fund will continue seeking to track its current index.

The adjustments to the Fund’s portfolio holdings are expected to result in modest, temporary increases in the Fund’s transaction costs and turnover rate. It is important to note that the actual transaction costs, turnover rate, and any other costs will be highly dependent upon a number of factors, including the market environment at the time of the portfolio adjustments. These changes are not expected to increase the expense ratio of the Fund.

53

Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Board of Trustees and Shareholders of Global X Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF and Global X Fertilizers/Potash ETF (six of the series constituting Global X Funds, hereafter referred to as the "Funds") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year ended October 31, 2015 and the financial highlights for each of the years or periods ended on or prior to October 31, 2015 were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2016

54

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2016 through October 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

55

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,109.30	0.66%	$3.48
Hypothetical 5% Return	1,000.00	1,021.84	0.66	3.33
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$967.60	0.66%	$3.26
Hypothetical 5% Return	1,000.00	1,021.83	0.66	3.35
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,019.10	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.86	0.65	3.31
Global X Uranium ETF
Actual Fund Return	$1,000.00	$784.40	0.70%	$3.14
Hypothetical 5% Return	1,000.00	1,021.62	0.70	3.56
Global X Lithium ETF
Actual Fund Return	$1,000.00	$1,058.60	0.76%	$3.96
Hypothetical 5% Return	1,000.00	1,021.29	0.76	3.89
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$946.90	0.69%	$3.38
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period.)

56

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

57

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Ave, 20th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	54[3]	None.
Scott R. Chichester[1] 600 Lexington Ave, 20th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	54[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Ave, 20th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	54[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-present).

58

Trustees and Officers of the Trust (unaudited)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Interested Trustees/Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008); President, Chief Executive Officer (since 2008).	Chief Executive Officer, Global X Management Company ("GXMC") (since 2008); Chief Compliance Officer, GXMC (2008-2013).	None.
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 2015) and Chief Operating Officer (since 2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005-2012).	None.
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012).	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - 9/2016).	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	None.
Lisa K. Whittaker One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013).	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	None.
Eric Kleinschmidt One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present), Manager, Fund Accounting 1999 to 2004.	None.

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2016, the Trust had one hundred investment portfolios, fifty-four of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

59

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	100.00%	100.00%	39.32%	59.93%	0.20%	0.01%	0.00%	23.61%
Global X Gold Explorers ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.01%	0.00%	0.00%	0.24%
Global X Copper Miners ETF	0.00%	100.00%	100.00%	5.68%	100.00%	0.00%	0.00%	0.00%	4.51%
Global X Uranium ETF	0.00%	100.00%	100.00%	0.00%	10.39%	0.02%	0.00%	0.00%	3.69%
Global X Lithium ETF	0.00%	100.00%	100.00%	16.41%	42.45%	0.00%	0.01%	0.00%	64.85%
Global X Fertilizers/Potash ETF	0.00%	100.00%	100.00%	24.49%	85.25%	0.00%	0.00%	0.00%	9.59%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2016, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Silver Miners ETF	$1,704,638	$152,200
Global X Gold Explorers ETF	44,469	6,670
Global X Copper Miners ETF	225,678	9,718
Global X Uranium ETF	823,303	92,833
Global X Lithium ETF	980,552	179,594
Global X Fertilizers/Potash ETF	115,829	38,506

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

60

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-0800

Global X China Consumer ETF (ticker: CHIQ)
Global X China Energy ETF (ticker: CHIE)
Global X China Financials ETF (ticker: CHIX)
Global X China Industrials ETF (ticker: CHII)
Global X China Materials ETF (ticker: CHIM)
Global X NASDAQ China Technology ETF (ticker: QQQC)
Global X Southeast Asia ETF (ticker: ASEA)
Global X FTSE Andean 40 ETF (ticker: AND)
Global X MSCI Colombia ETF (ticker: GXG)
Global X Brazil Mid Cap ETF (ticker: BRAZ)
Global X Brazil Consumer ETF (ticker: BRAQ)
Global X MSCI Argentina ETF (ticker: ARGT)
Global X MSCI Greece ETF (ticker: GREK)
Global X MSCI Norway ETF (ticker: NORW)
Global X FTSE Nordic Region ETF (ticker: GXF)
Global X MSCI Nigeria ETF (ticker: NGE)
Global X Next Emerging & Frontier ETF (ticker: EMFM)
Global X MSCI Portugal ETF (formerly, Global X FTSE Portugal 20 ETF) (ticker: PGAL)
Global X MSCI Pakistan ETF (ticker: PAK)

Annual Report

October 31, 2016

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Shares may only be redeemed directly from a fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X China Consumer ETF

Global X China Consumer ETF

The Global X China Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Consumer Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the consumer sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the consumer sector and generally includes companies whose businesses involve: general retail, diversified consumer services, food production and retail, beverages, household goods, leisure goods, personal goods, automobiles, auto components and distributors, tobacco, media, and travel and leisure.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 8.57%, while the Underlying Index decreased 7.82%. The Fund had a net asset value of $13.72 per share on October 31, 2015 and ended the reporting period with a net asset value of $11.97 on October 31, 2016.

During the reporting period, the highest returns came from New Oriental Education & Technology Group and Guangzhou Automobile Group, which returned 82.22% and 40.81%, respectively. The worst performers were Tingyi Cayman Islands Holding and Belle International Holdings, which returned -35.59% and -35.22%, respectively.

China’s most recent five-year development plan was announced shortly before the reporting period and commenced at the beginning of 2016. The plan outlined initiatives to transition China from a manufacturing and export led economy to one that is driven more by China’s ‘new sectors’ such as consumption, technology, and services. In Q1 2016, over 80% of China’s GDP growth came from consumption, demonstrating the importance of this segment to the country’s economic growth. China’s consumer sector continues to benefit from the trend of increasing urbanization and rising wages, both of which are supportive of greater consumption. The sector faces challenges such as high savings rates and a weakening currency.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Consumer ETF	-8.57%	-8.61%	-6.61%	-6.49%	-3.00%	-2.51%	-2.36%	-2.40%
Solactive China Consumer Total Return Index	-7.82%	-7.82%	-5.92%	-5.92%	-2.41%	-2.41%	-1.79%	-1.79%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.39%	12.39%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

1

Management Discussion of Fund Performance (unaudited)
Global X China Consumer ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

2

Management Discussion of Fund Performance (unaudited)
Global X China Energy ETF

Global X China Energy ETF

The Global X China Energy ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Energy Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the energy sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the energy sector and generally includes companies whose businesses involve: oil, gas, consumable fuels, alternative energy and electricity production and distribution, and energy equipment and services.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 6.11%, while the Underlying Index decreased 5.34%. The Fund had a net asset value of $11.61 per share on October 31, 2015 and ended the reporting period with a net asset value of $10.56 on October 31, 2016.

During the reporting period, the highest returns came from Shougang Fushan Resources Group and Yanzhou Coal Mining, which returned 83.42% and 54.02%, respectively. The worst performers were Shunfeng International Clean Energy and JinkoSolar Holding, which returned -73.51% and -40.48%, respectively.

During the reporting period, the Chinese energy industry experienced slower growth, which is primarily attributed to a general slowdown in China’s economic development. China’s domestic energy demand growth continues to slow as the government implements a series of policies designed to increase energy efficiency and mitigate the negative environmental effects of energy consumption. In addition, global energy prices across a range of energy commodities such as oil and natural gas remained low throughout the reporting period due to excess supply and weak demand. This low price environment put additional pressure on China’s energy companies which may profit off of higher energy prices. While the oil market did recover in the second half of the reporting period, there is still uncertainty as to what impact China’s energy policy will have on traditional as well as renewable energy companies in China.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Energy ETF	-6.11%	-6.93%	-9.03%	-9.18%	-3.04%	-2.65%	-3.32%	-3.44%
Solactive China Energy Total Return Index	-5.34%	-5.34%	-8.35%	-8.35%	-2.31%	-2.31%	-2.53%	-2.53%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.27%	12.27%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 15, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

3

Management Discussion of Fund Performance (unaudited)
Global X China Energy ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

4

Management Discussion of Fund Performance (unaudited)
Global X China Financials ETF

Global X China Financials ETF

The Global X China Financials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Financials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the financials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the financials sector and generally includes companies whose businesses involve: banking; insurance, real estate, and financial services.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 2.56%, while the Underlying Index decreased 1.74%. The Fund had a net asset value of $14.90 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.80 on October 31, 2016.

During the reporting period, the highest returns came from Guangzhou R&F Properties and Country Garden Holdings, which returned 61.83% and 42.69%, respectively. The worst performers were China Taiping Insurance Holdings, and China Life Insurance, which returned -38.89% and -29.41%, respectively.

Over the course of the reporting period, China’s financial stocks sported low valuations as investors have generally shied away from the sector, which has been criticized for liberal lending policies. During the period, the percentage of non-performing loans (NPLs) increased as the slowing economy impacted China’s weaker borrowers. To the sector’s benefit, the People’s Bank of China (PBOC) has been cutting the required reserve ratio, most recently in February 2016, which makes more money available for lending, which can potentially increase bank profits.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Financials ETF	-2.56%	-2.36%	3.51%	3.67%	6.80%	7.16%	0.61%	0.59%
Solactive China Financials Total Return Index	-1.74%	-1.74%	4.26%	4.26%	7.48%	7.48%	1.10%	1.10%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.33%	12.33%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 10, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all

5

Management Discussion of Fund Performance (unaudited)
Global X China Financials ETF

capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

6

Management Discussion of Fund Performance (unaudited)
Global X China Industrials ETF

Global X China Industrials ETF

The Global X China Industrials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Industrials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the industrials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the industrial sector and generally includes companies whose businesses involve: construction and materials, electronic and electrical equipment, industrial engineering, industrial transportation, and support services, and trading companies, shipbuilding and aerospace.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 10.60%, while the Underlying Index decreased 8.82%. The Fund had a net asset value of $14.44 per share on October 31, 2015 and ended the reporting period with a net asset value of $12.57 on October 31, 2016.

During the reporting period, the highest returns came from Sunny Optical Technology Group and Weichai Power, which returned 110.67% and 45.09%, respectively. The worst performers were China Huarong Energy and China Shipping Container Lines, which returned -52.42% and -41.09%, respectively.

During the reporting period, China’s industrial production growth fell to its lowest levels in over five years, despite the metric still reading nearly 6% in year over year growth. Slowing GDP growth in China during the reporting period indicates general weakness in the economy. In addition, the economy continues to transition from a manufacturing and export-led economy, to one driven by services and consumption.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Industrials ETF	-10.60%	-12.66%	2.83%	2.67%	3.31%	3.50%	-1.88%	-2.06%
Solactive China Industrials Total Return Index	-8.82%	-8.82%	5.34%	5.34%	5.06%	5.06%	-0.52%	-0.52%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.39%	12.39%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 30, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all

7

Management Discussion of Fund Performance (unaudited)
Global X China Industrials ETF

capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

8

Management Discussion of Fund Performance (unaudited)
Global X China Materials ETF

Global X China Materials ETF

The Global X China Materials ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive China Materials Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the investable universe of companies in the materials sector of the Chinese economy, as defined by the index provider. It is comprised of securities of companies that have their main business operations in the basic materials sector and generally includes companies whose businesses involve: chemicals, metals and mining, and forestry and paper products.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.84%, while the Underlying Index increased 8.19%. The Fund had a net asset value of $13.29 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.42 on October 31, 2016.

During the reporting period, the highest returns came from Kingboard Chemical Holdings and Zhaojin Mining Industry, which returned 115.88% and 79.21%, respectively. The worst performers were China Molybdenum and West China Cement, which returned -60.3% and -41.08%, respectively.

During the reporting period, China’s materials sector benefited as the country’s housing market gained momentum, resulting in more construction and demand for basic materials. The housing market, along with other areas of China’s economy, was boosted by accommodative central bank policies, such as interest rate cuts and lower deposit requirements. The materials segment also benefited from the broad rebound in commodity prices as many materials firms profited from higher commodity prices.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X China Materials ETF	6.84%	8.14%	-1.10%	-0.81%	-4.96%	-4.52%	-9.64%	-9.56%
Solactive China Materials Total Return Index	8.19%	8.19%	1.30%	1.30%	-3.73%	-3.73%	-8.29%	-8.29%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.98%	11.98%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on January 12, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

9

Management Discussion of Fund Performance (unaudited)
Global X China Materials ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

10

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

Global X NASDAQ China Technology ETF

The Global X NASDAQ China Technology ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ OMX China Technology Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to track the performance of the technology sector in China as defined by the index provider. It is comprised of securities of companies that have their main business operations in the technology sector and generally includes companies whose businesses involve: computer services, internet, software, computer hardware, electronic office equipment, semiconductors, and telecommunications equipment.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.20%, while the Underlying Index increased 7.12%. The Fund had a net asset value of $22.01 per share on October 31, 2015 and ended the reporting period with a net asset value of $23.23 on October 31, 2016.

During the reporting period, the highest returns came from Weibo and Baozun, which returned 185.42% and 126.32%, respectively. The worst performers were Suncorp Technologies and 21Vianet Group, which returned -64.67% and -63.52%, respectively.

The technology sector in China continues to grow, as e-commerce and hardware companies continue to benefit from higher internet and mobile penetration. China has implemented policies to encourage foreign direct investment (FDI) into its high-tech industries, including software, electronics and information technology. Joint ventures between foreign companies and Chinese firms has also contributed positively to China’s technology development. China’s most recent five-year development plan was announced shortly before the reporting period and commenced at the beginning of 2016. The plan outlined initiatives to grow the cyber economy and improve internet connectivity to continue to modernize the country. In addition, China’s Single’s Day in November 2015 became one of the largest e-commerce days, surpassing the U.S.’s Cyber Monday.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X NASDAQ China Technology ETF	6.20%	6.54%	4.38%	4.12%	9.25%	9.37%	7.26%	7.16%
Hybrid NASDAQ OMX China Technology Index/Solactive China Technology Index**	7.12%	7.12%	5.29%	5.29%	10.09%	10.09%	8.02%	8.02%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.48%	12.48%

Growth of a $10,000 Investment

(At Net Asset Value)

11

Management Discussion of Fund Performance (unaudited)
Global X NASDAQ China Technology ETF

*Fund commenced operations on December 8, 2009.

** Reflects performance of Solactive China Technology Index through December 12, 2011 and NASDAQ OMX China Technology Index thereafter.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

12

Management Discussion of Fund Performance (unaudited)
Global X Southeast Asia ETF

Global X Southeast Asia ETF

The Global X Southeast Asia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/ASEAN 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the 40 largest and most liquid companies in the five Association of Southeast Asian Nations ("ASEAN") regions: Singapore, Malaysia, Indonesia, Thailand and the Philippines, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 8.75%, while the Underlying Index increased 9.57%. The Fund had a net asset value of $13.07 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.72 on October 31, 2016.

During the reporting period, the highest returns came from Telekomunikasi Indonesia and Astra International, which returned 66.98% and 49.76%, respectively. The worst performers were PLDT and Advanced Info Service, which returned -29.94% and -28.42%, respectively.

The Association of South East Asian Nations (ASEAN) – which includes Singapore, Malaysia, Indonesia, the Philippines and Thailand, among other countries — remains one of the more dynamic regions in the global economy. Collectively the ASEAN region has delivered impressive productivity growth despite facing headwinds from a weak global recovery and the slowdown in China’s economic growth, a key trading partner for the region. Indonesia has been a particular bright spot, with the rupiah outperforming most other Asian currencies. The Philippine economy also experienced positive developments during the period, with consumption and investment remaining robust and an acceleration in GDP growth. In contrast, Malaysia generally underperformed during the period, with low oil prices and weak external demand causing economic growth in Malaysia to falter. While the ASEAN region could benefit from further economic integration and increased trade with regional partners, the uncertain status of agreements such as the Trans-Pacific Partnership has made the outlook somewhat less clear. In addition, the region could face political turmoil with relatively recent political changes in Indonesia, the Philippines, and Thailand.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Southeast Asia ETF	8.75%	8.87%	-3.99%	-4.07%	0.48%	0.50%	0.92%	0.81%
FTSE/ASEAN 40 Index	9.57%	9.57%	-3.44%	-3.44%	1.02%	1.02%	1.51%	1.51%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	10.80%	10.80%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 16, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

13

Management Discussion of Fund Performance (unaudited)
Global X Southeast Asia ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

14

Management Discussion of Fund Performance (unaudited)
Global X FTSE Andean 40 ETF

Global X FTSE Andean 40 ETF

The Global X FTSE Andean 40 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Andean 40 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is a free-float adjusted, modified capitalization-weighted index designed to measure performance of the 40 largest and most liquid companies in the Chile, Colombia, and Peru markets, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 15.64%, while the Underlying Index increased 16.65%. The Fund had a net asset value of $7.23 per share on October 31, 2015 and ended the reporting period with a net asset value of $8.14 on October 31, 2016.

During the reporting period, the highest returns came from Cia de Minas Buenaventura and Empresa Nacional de Electricidad, which returned 107.33% and 91.67%, respectively. The worst performers were the two Pacific Exploration and Production stocks, which returned -90.23% and -73.68%.

The Andean region includes the countries of Chile, Colombia, and Peru. These countries tend to be heavily dependent on commodity exports like oil and precious metals. While commodity prices bottomed in Q1 2016, the recovery in oil and precious metals provided boosts to each of these economies. In addition, these developing countries have benefited from generally business-friendly and fiscally prudent policies, which has helped attract foreign investment. In addition, the Andean region maintains a favorable free trade and investment environment, which has a positive effect on the economic growth in the region. Furthermore, the countries of the Andean region have also managed to keep inflation in check, which lends credibility to their monetary policy and makes it easier for companies to do business in the region.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Andean 40 ETF	15.64%	13.99%	-10.78%	-11.19%	-7.94%	-8.06%	-8.38%	-8.57%
FTSE Andean 40 Index	16.65%	16.65%	-10.26%	-10.26%	-7.58%	-7.58%	-7.87%	-7.87%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.23%	11.23%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 2, 2011.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

15

Management Discussion of Fund Performance (unaudited)
Global X FTSE Andean 40 ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

16

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

Global X MSCI Colombia ETF

The Global X MSCI Colombia ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Select 25/50 Index (the “Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance in Colombia, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.55%, while the Underlying Index increased 6.96%. The Fund had a net asset value of $8.79 per share on October 31, 2015 and ended the reporting period with a net asset value of $9.22 on October 31, 2016.

During the reporting period, the highest returns came from Avianca Holding and Interconexion Electrica, which returned 59.25% and 42.49%, respectively. The worst performers were the two Pacific Exploration and Production stocks, which returned -90.23% and -69.47%.

With oil representing a significant percentage of the country’s exports, Colombia’s economy and currency are closely tied to oil prices. Colombian equities suffered when oil prices declined in the beginning of the reporting period but began to recover as oil rebounded after Q1 2016. While the low oil price environment has negatively impacted government revenues, Colombia has managed to reduce its current account deficit during the reporting period through fiscal reform measures and continues to work to improve its current account through widening of the personal income tax base, simplification of the corporate tax code, and a value-added tax hike. The Colombian government has also prioritized finalizing a peace deal in the long-standing conflict with FARC rebels in the country, which could result in greater optimism for the country’s future growth.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Colombia ETF	6.55%	7.05%	-21.18%	-21.22%	-11.55%	-11.70%	4.93%	4.91%
Hybrid MSCI All Colombia Select 25/50/MSCI All Colombia Capped Index/FTSE Colombia 20 Index**	6.96%	6.96%	-20.39%	-20.39%	-10.84%	-10.84%	5.94%	5.94%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	15.08%	15.08%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on February 5, 2009.

17

Management Discussion of Fund Performance (unaudited)
Global X MSCI Colombia ETF

**Reflects performance of the FTSE Colombia 20 Index through July 14, 2014, the MSCI All Colombia Capped Index through August 30, 2016 and the MSCI All Colombia Select 25/50 Index, thereafter. The inception of the MSCI All Colombia Select 25/50 Index (“New Index”) was on July 15, 2016. Effective on or around August 31, 2016, the Fund began to track the New Index. This change was due to the planned migration to the New Index, potentially improving the trading characteristics of the Fund.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performace reflects contractual fee waivers in effect until at least March 1, 2017. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

18

Management Discussion of Fund Performance (unaudited)
Global X Brazil Mid Cap ETF

Global X Brazil Mid Cap ETF

The Global X Brazil Mid Cap ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Mid Cap Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of Brazilian mid-market capitalization companies, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 49.36%, while the Underlying Index increased 50.64%. The Fund had a net asset value of $6.87 per share on October 31, 2015 and ended the reporting period with a net asset value of $9.98 on October 31, 2016.

During the reporting period, the highest returns came from Cia Siderurgica Nacional and Gerdau, which returned 173.98% and 148.74%, respectively. The worst performers were EDP-Energias do Brasil and Fibria Celulose, which returned -56.97% and -35.75%, respectively.

Over the reporting period, Brazil has had standout equity performance among emerging markets. Much of this positive performance has been driven by the recovery in commodity prices, particularly oil, which is a major export of Brazil. The country’s equity performance has also benefited from political changes, which have been perceived as positives by the markets. Brazilian President Dilma Rousseff was impeached for corruption charges in August 2016 and replaced with Michel Temer, who many consider a more pro-business politician. During the reporting period, however, the Brazilian economy continued to struggle to emerge from its deepest recession on record, with Brazil’s central bank facing the dual challenges of high inflation and a shrinking economy. Midcap Brazilian stocks tend to be more domestically focused than the large cap segment, which consists of more multi-national conglomerates. As such, these midcaps tend to be more sensitive to changes in the strength of the Brazilian economy. Therefore, the Fund’s performance could benefit from positive economic developments such as falling inflation, lower interest rates, and a return to economic growth, should these events occur.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Mid Cap ETF	49.36%	49.77%	-8.38%	-8.46%	-5.34%	-5.31%	-3.63%	-3.71%
Solactive Brazil Mid Cap Index	50.64%	50.64%	-7.78%	-7.78%	-4.56%	-4.56%	-2.89%	-2.89%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	13.06%	13.06%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on June 21, 2010.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

19

Management Discussion of Fund Performance (unaudited)
Global X Brazil Mid Cap ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

20

Management Discussion of Fund Performance (unaudited)
Global X Brazil Consumer ETF

Global X Brazil Consumer ETF

The Global X Brazil Consumer ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Brazil Consumer Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure the equity performance of the consumer sector of the Brazilian economy, as defined by the index provider. Consumer companies include producers of food, beverages, apparel, household and leisure goods, cars and related items, media content, operators of retail stores, and companies offering services to private consumers.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 71.59%, while the Underlying Index increased 73.18%. The Fund had a net asset value of $8.49 per share on October 31, 2015 and ended the reporting period with a net asset value of $14.36 on October 31, 2016.

During the reporting period, the highest returns came from Via Varejo and Cosan, which returned 161.71% and 158.4%, respectively. The worst performers were B2W Cia Digital and Restoque Comercio e Confeccoes de Roupas, which returned -89.59% and -33.55%, respectively.

Over the reporting period, Brazil has had standout equity performance among emerging markets. Much of this positive performance has been driven by the recovery in commodity prices, particularly oil, which is a major export of Brazil. The country’s equity performance has also benefited from political changes, which have been perceived as positives by the markets. Brazilian President Dilma Rousseff was impeached for corruption charges in August 2016 and replaced with Michel Temer, who many consider a more pro-business politician. During the reporting period, however, the Brazilian economy continued to struggle to emerge from its deepest recession on record, with Brazil’s central bank facing the dual challenges of high inflation and a shrinking economy. The general state of the economy has continued to put pressure on the Brazilian consumer as consumer confidence remains below longer term averages and unemployment remains well above 10%.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Brazil Consumer ETF	71.59%	72.35%	-5.34%	-5.35%	-1.46%	-1.85%	0.14%	0.09%
Solactive Brazil Consumer Index	73.18%	73.18%	-4.39%	-4.39%	-0.48%	-0.48%	1.15%	1.15%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	14.01%	14.01%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on July 7, 2010.

21

Management Discussion of Fund Performance (unaudited)
Global X Brazil Consumer ETF

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

22

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

Global X MSCI Argentina ETF

The Global X MSCI Argentina ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Argentina 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Argentina equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Argentina equity universe includes securities that are classified in Argentina according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Argentina and carry out the majority of their operations in Argentina.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 20.65%, while the Underlying Index increased 22.81%. The Fund had a net asset value of $19.81 per share on October 31, 2015 and ended the reporting period with a net asset value of $23.69 on October 31, 2016.

During the reporting period, the highest returns came from the two Pan American Silver stocks, which returned 132.15% and 112.89%. The worst performers were EPI Holdings and YPF, which returned -50.5% and -16.38%, respectively.

Elected in November 2015, President Mauricio Macri has implemented a series of new economic policies with the goal of spurring the Argentinian economy after a decade of erratic economic growth. One such policy was unpegging the Argentinian peso from the dollar, which allowed the currency to devalue about 30%. This coincided with a significant increase in interest rates and a reduction of the government payroll, which overall has had a positive impact on the Argentine economy. After a long hiatus, Argentina has also been able to return to the global debt markets with the announcement to settle the previously defaulted debt to U.S. bondholders. Macri’s aggressive economic policies have renewed foreign investors’ confidence in Argentina. Nevertheless, challenges and pressure remain as the potential for high inflation remains prevalent and the country also remains highly dependent on commodity exports.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Argentina ETF	20.65%	20.51%	5.99%	5.99%	2.63%	2.83%	-3.02%	-2.96%
Hybrid FTSE Argentina 20/MSCI All Argentina 25/50 Index**	22.81%	22.81%	7.42%	7.42%	3.93%	3.93%	-1.91%	-1.91%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	11.28%	11.28%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on March 2, 2011.

**Reflects performance of the FTSE Argentina 20 Index through August 14, 2014 and the MSCI All Argentina 25/50 Index (“New Index”) thereafter.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

23

Management Discussion of Fund Performance (unaudited)
Global X MSCI Argentina ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

24

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

Global X MSCI Greece ETF

The Global X MSCI Greece ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Greece Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Greece, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 28.33%, while the Underlying Index decreased 27.47%. The Fund had a net asset value of $10.41 per share on October 31, 2015 and ended the reporting period with a net asset value of $7.35 on October 31, 2016.

During the reporting period, the highest returns came from Jumbo and GasLog, which returned 75.52% and 72.9%, respectively. The worst performers were Piraeus Bank and National Bank of Greece, which returned -98.39% and -96.95%, respectively.

At a macro level, many developments and indicators in 2016 point towards a gradual improvement in Greece’s economy. The Bank of Greece continues seeking to restore confidence and boost liquidity in Greece’s capital markets, which would improve the investment climate after the completion of the first Greek bailout review by the European Central Bank (ECB). In addition, the Greek economy appears to be gradually strengthening, while inflation continued to abate in the second quarter of 2016. The European Commission expects Greece's current account to turn to a surplus in 2016 for the first time in more than 20 years. Due to gradual improvement in the economy and subdued wage growth, the unemployment rate has continued its downward trend during the reporting period. Despite these positive trends, however, significant challenges still lie ahead for Greece as its economy continues to adjust to austerity policies and subdued levels of economic growth. In addition, the Fund’s performance was negatively impacted by large stock dilutions from Greek banks which in November 2015 raised capital through equity issuances at steep discounts.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Greece ETF	-28.33%	-29.40%	-30.64%	-30.99%	-13.24%	-13.39%
Hybrid MSCI All Greece Select25/50/ FTSE/ATHEX Custom Capped Index**	-27.47%	-27.47%	-30.11%	-30.11%	-12.31%	-12.31%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.64%	13.64%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on December 7, 2011.

25

Management Discussion of Fund Performance (unaudited)
Global X MSCI Greece ETF

** Reflects performance of the FTSE/ATEHX Custom Capped Index through March 1, 2016 and MSCI All Greece Select 25/50 Index, thereafter. The inception of the MSCI All Greece Select 25/50 Index (“New Index”) was on December 23, 2015. Effective on or around March 1, 2016, the Fund began to track the New Index. The change was due to the planned migration to the New Index, potentially allowing for broader exposure to the local market.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

26

Management Discussion of Fund Performance (unaudited)
Global X MSCI Norway ETF

Global X MSCI Norway ETF

The Global X MSCI Norway ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to measure broad-based equity market performance in Norway, as defined by the index provider. The Underlying Index consists of stocks traded primarily on the Norwegian stock exchange. The Underlying Index may include large-, mid- or small-capitalization companies.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.86%, while the Underlying Index increased 7.27%. The Fund had a net asset value of $10.75 per share on October 31, 2015 and ended the reporting period with a net asset value of $11.07 on October 31, 2016.

During the reporting period, the highest returns came from Aker and Hexagon Composites, which returned 160.75% and 127.02%, respectively. The worst performers were ProSafe and Avance Gas Holding, which returned -98.05% and -76.69%, respectively.

Norwegian equity prices and the Norwegian currency have suffered from the fall in oil prices that began in late 2014; oil prices continued to demonstrate weakness during the reporting period. To stimulate growth, the Norwegian Central Bank slashed benchmark interest rates by 25 basis points and the government implemented fiscal stimulus policies by tapping into its massive sovereign wealth fund. Despite negative GDP growth in Q4 2015, the economy returned to positive growth in both Q1 and Q2 of 2016 and further benefited from the improvement in oil prices since Q1 2016.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Norway ETF	6.86%	6.65%	-9.15%	-9.23%	-0.97%	-0.90%	-1.77%	-1.79%
Hybrid MSCI Norway IMI 25/50 Index/FTSE Norway 30 Index**	7.27%	7.27%	-8.85%	-8.85%	-0.38%	-0.38%	-1.02%	-1.02%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	12.19%	12.19%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 9, 2010.

**Reflects performance of the FTSE Norway 30 Index through July 14, 2014 and the MSCI Norway IMI 25/50 Index thereafter.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

27

Management Discussion of Fund Performance (unaudited)

Global X MSCI Norway ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

28

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

Global X FTSE Nordic Region ETF

The Global X FTSE Nordic Region ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Nordic 30 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Sweden, Denmark, Norway and Finland, as defined by the index provider. The Underlying Index tracks the equity performance of the 30 largest and most liquid companies in Sweden, Denmark, Norway and Finland.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 10.54%, while the Underlying Index decreased 10.53%. The Fund had a net asset value of $22.29 per share on October 31, 2015 and ended the reporting period with a net asset value of $19.38 on October 31, 2016.

During the reporting period, the highest returns came from Sandvik and Fortum, which returned 24.65% and 21.27%, respectively. The worst performers were Ericsson and Nokia, which returned -48.46% and -37.39%, respectively.

The Nordic region has experienced subdued growth due to economic headwinds in Europe and low oil prices. The region consists of Sweden, Norway, Denmark and Finland, which overall have experienced declining competitiveness relative to peer group countries competing in similar export markets, given high wages. Several of the Nordic countries have exposure to oil prices, most notably Norway, which is a significant oil exporter. Low oil prices during the reporting period created headwinds for Norway, with a steep decline in oil-related activities contributing to stagnant private consumption. Despite a focus on oil, the region is among the world leaders in the green-energy movement, which could position these countries to successfully transition to a less oil-dependent economy.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Nordic Region ETF	-10.54%	-10.36%	-3.65%	-3.77%	5.29%	5.45%	6.49%	6.46%
FTSE Nordic 30 Index	-10.53%	-10.53%	-3.77%	-3.77%	5.00%	5.00%	6.43%	6.43%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.57%	13.57%	13.71%	13.71%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on August 17, 2009.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be

29

Management Discussion of Fund Performance (unaudited)

Global X FTSE Nordic Region ETF

considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

30

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

Global X MSCI Nigeria ETF

The Global X MSCI Nigeria ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Nigeria Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Nigeria equity universe, while including a minimum number of constituents, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 43.30%, while the Underlying Index decreased 41.79%. The Fund had a net asset value of $7.94 per share on October 31, 2015 and ended the reporting period with a net asset value of $4.31 on October 31, 2016.

During the reporting period, the highest returns came from United Bank for Africa and Access Bank, which returned -9.81% and -12.3%, respectively. The worst performers were Diamond Bank and Forte Oil, which returned -74.94% and -73.55%, respectively.

The Nigerian economy, currency and government revenues are highly dependent on oil prices. The prolonged slump in oil prices during the reporting period has put significant strain on Nigeria, particularly on its government finances and on the country’s ability to maintain a long-standing currency peg to the US dollar. As low oil prices persisted, the Nigerian central bank decided to abandon its currency peg and implement a “managed float” of the local currency. While generally viewed as a positive decision for the long-term, the short-term impact was a swift devaluation in the local currency, which negatively impacted Nigerian equities in US dollar terms. Nigeria still maintains a degree of capital controls in the currency market, making it more challenging to repatriate the local currency. Furthermore, Nigeria’s economic growth has slowed significantly since the fall in oil prices, with the country officially entering a recession and experiencing negative GDP growth from Q1 2016 to Q3 2016.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Nigeria ETF	-43.30%	-39.90%	-31.98%	-31.02%	-28.13%	-26.58%
Hybrid MSCI All Nigeria Select 25/50 Index/Solactive Nigeria Index**	-41.79%	-41.79%	-30.52%	-30.52%	-26.67%	-26.67%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	11.13%	11.13%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 2, 2013.

31

Management Discussion of Fund Performance (unaudited)

Global X MSCI Nigeria ETF

**Reflects performance of the Solactive Nigeria Index through August 14, 2014 and the MSCI All Nigeria Select 25/50 Index thereafter.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. The Fund’s performance reflects contractual fee waivers in effect until at least March 1, 2016. Absent these waivers performance would be lower. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

32

Management Discussion of Fund Performance (unaudited)

Global X Next Emerging & Frontier ETF

Global X Next Emerging & Frontier ETF

The Global X Next Emerging & Frontier ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Next Emerging & Frontier Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect equity performance of next emerging markets and frontier markets companies, as defined by the index provider. Next Emerging markets are defined as emerging market countries, excluding the BRICs (Brazil, Russia, India and China) and excluding the most developed tier of emerging markets (South Korea and Taiwan). Frontier markets are those emerging market countries that generally have smaller economies or less developed capital markets.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 7.33%, while the Underlying Index increased 8.28%. The Fund had a net asset value of $19.27 per share on October 31, 2015 and ended the reporting period with a net asset value of $20.15 on October 31, 2016.

During the reporting period, the highest returns came from Endeavour Mining and Yamana Gold, which returned 282.25% and 139.94%, respectively. The worst performers were Pacific Drilling and Total Access Communication Public, which returned -78% and -51.19%, respectively.

Emerging and frontier market equities tend to have elevated sensitivities to commodities prices as well as the US dollar. Over the course of the reporting period, commodities reversed their multi-year slump and the dollar began to weaken versus international currencies. Both of these developments had a positive impact on emerging and frontier markets. In addition, the low growth environment among developed markets increased investor interest in gaining exposure to the higher growth potential economies in the emerging and frontier markets. Due in part to their attractive demographics, many emerging and frontier countries exhibit higher GDP growth rates than developed market averages. The Fund had an average approximate exposure of 17.7% in the financials sector, 14.9% in the materials sector, and 12.6% in telecommunication services stocks.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Next Emerging & Frontier ETF	7.33%	10.48%	-5.66%	-5.16%
Solactive Next Emerging & Frontier Index	8.28%	8.28%	-4.97%	-4.97%
S&P 500 Index	4.51%	4.51%	8.57%	8.57%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 6, 2013.

33

Management Discussion of Fund Performance (unaudited)

Global X Next Emerging & Frontier ETF

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

34

Management Discussion of Fund Performance (unaudited)

Global X FTSE Portugal 20 ETF

Global X FTSE Portugal 20 ETF

The Global X FTSE Portugal 20 ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Portugal 20 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to reflect broad-based equity market performance in Portugal, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 4.86%, while the Underlying Index decreased 5.13%. The Fund had a net asset value of $10.85 per share on October 31, 2015 and ended the reporting period with a net asset value of $9.88 on October 31, 2016.

During the reporting period, the highest returns came from Sonae Capital and Corticeira Amorim, which returned 79.75% and 60.36%, respectively. The worst performers were Banco Comercial Portugues and Cimpor Cimentos de Portugal, which returned -69.31% and -47.6%, respectively.

During the reporting period, Portugal’s GDP growth continued its downward trend primarily due to falling exports and softening domestic demand. The fiscal situation in Portugal remains challenging, and even though government spending to GDP ratio has declined since 2014, Portugal’s government debt burden remains significant. To the positive, consumer confidence has remained relatively stable and the unemployment rate has declined since the height of the European debt crisis. Concerns remain however with regard to corporate leverage and bank balance sheet quality, which may negatively affect corporate investment.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X FTSE Portugal 20 ETF	-4.86%	-4.16%	-11.28%	-11.28%
FTSE Portugal 20 Index	-5.13%	-5.13%	-11.06%	-11.06%
S&P 500 Index	4.51%	4.51%	8.66%	8.66%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on November 12, 2013.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and

35

Management Discussion of Fund Performance (unaudited)

Global X FTSE Portugal 20 ETF

expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

36

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

Global X MSCI Pakistan ETF

The Global X MSCI Pakistan ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Pakistan Select 25/50 Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is designed to represent the performance of the broad Pakistan equity universe, while including a minimum number of constituents, as defined by the index provider. The broad Pakistan equity universe includes securities that are classified in Pakistan according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Pakistan and carry out the majority of their operations in Pakistan.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 10.95%, while the Underlying Index increased 13.84%. The Fund had a net asset value of $14.17 per share on October 31, 2015 and ended the reporting period with a net asset value of $15.23 on October 31, 2016.

During the reporting period, the highest returns came from National Refinery and Honda Atlas Cars Pakistan, which returned 151.7% and 88.11%, respectively. The worst performers were Fatima Fertilizer and Pak Elektron, which returned -26.1% and -15.53%, respectively.

The government of Pakistan has continued its efforts to attract foreign direct investment and implement policy reform, which has improved the country’s economic growth. Furthermore, inflation has abated, the government’s budget deficit has been reduced, and the country continues to move forward with a privatization program. Chinese investment in the China-Pakistan Economic Corridor and government campaigns to boost trade may also contribute to economic growth in the coming years. During the reporting period, index provider, MSCI, announced that Pakistan will be reclassified from Frontier Markets to Emerging Markets, a signal that economic and political reforms are progressing. Nevertheless, the country faces headwinds from domestic security concerns, energy shortages/outages, and high levels of corruption.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X MSCI Pakistan ETF*	10.87%	9.94%	1.84%	1.89%
MSCI All Pakistan Select 25/50 Index	13.84%	13.84%	4.73%	4.73%
S&P 500 Index	4.51%	4.51%	2.74%	2.74%

Growth of a $10,000 Investment

(At Net Asset Value)

*Fund commenced operations on April 22, 2015.

The S&P 500 Index is a market capitalization-weighted composite index of 500 large capitalization U.S. companies.

37

Management Discussion of Fund Performance (unaudited)

Global X MSCI Pakistan ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices on previous page.

38

Schedule of Investments	October 31, 2016

Global X China Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 56.0%
Consumer Goods — 31.4%
ANTA Sports Products	547,596	$1,581,739
Belle International Holdings, Cl A	3,295,496	1,997,309
China Resources Beer Holdings	1,017,088	2,164,059
BYD, Cl H * (A)	450,000	2,959,438
China Yurun Food Group * (A)	859,788	137,480
Dongfeng Motor Group, Cl H	1,853,046	1,928,352
Great Wall Motor, Cl H	2,022,897	1,974,678
Guangzhou Automobile Group, Cl H	1,303,317	1,576,448
Hengan International Group	435,349	3,466,579
Li Ning *	979,969	700,082
Tingyi Cayman Islands Holding (A)	1,186,425	1,280,537
Tsingtao Brewery, Cl H (A)	219,617	877,918
Want Want China Holdings (A)	3,698,909	2,256,116
		22,900,735
Consumer Services — 24.6%
Air China, Cl H	1,103,328	725,607
Alibaba Group Holding ADR *	41,051	4,174,476
China Southern Airlines, Cl H	1,148,995	645,998
Ctrip.com International ADR *	75,962	3,353,723
Golden Eagle Retail Group	271,000	376,717
GOME Electrical Appliances Holding (A)	6,991,205	883,496
Intime Retail Group	977,384	767,554
JD.com ADR *	133,717	3,469,956
New Oriental Education & Technology Group ADR *	24,078	1,207,030
Vipshop Holdings ADR *	173,512	2,371,909
		17,976,466
TOTAL CHINA		40,877,201
HONG KONG— 44.0%
Consumer Goods — 27.5%
Biostime International Holdings (A)	115,800	284,914
Brilliance China Automotive Holdings	1,298,700	1,542,393
China Agri-Industries Holdings *	1,315,056	515,519
China Foods	464,813	206,188
China Mengniu Dairy	1,740,752	3,299,749

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2016

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Consumer Goods — continued
Geely Automobile Holdings	3,250,000	$3,352,741
Li & Fung	3,628,700	1,787,479
Shenzhou International Group Holdings (A)	366,862	2,433,967
Skyworth Digital Holdings	1,176,087	761,324
Techtronic Industries	545,300	2,053,265
Uni-President China Holdings	824,143	557,941
WH Group (B)	3,996,400	3,241,501
		20,036,981
Consumer Services — 16.5%
China Dongxiang Group	2,045,188	398,233
Chow Tai Fook Jewellery Group	689,779	489,214
Galaxy Entertainment Group	931,700	3,826,592
Melco Crown Entertainment ADR (A)	195,997	3,280,990
MTR	563,800	3,122,589
Sun Art Retail Group (A)	1,350,025	952,260
		12,069,878
TOTAL HONG KONG		32,106,859
TOTAL COMMON STOCK
(Cost $85,084,566)		72,984,060

REPURCHASE AGREEMENTS (C) — 10.2%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $6,000,053 (collateralized by U.S Treasury Obligations, ranging in par value $0-$3,006,448, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $6,120,000)	$6,000,000	6,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,484,683 (collateralized by U.S. Treasury Obligations, par value $1,380,661, 3.000%, 05/15/45 with a total market value of $1,520,921)	1,484,669	1,484,669
TOTAL REPURCHASE AGREEMENTS
(Cost $7,484,669)		7,484,669
TOTAL INVESTMENTS — 110.2%
(Cost $92,569,235)		$80,468,729

Percentages are based on Net Assets of $73,022,636.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $7,072,381.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $3,241,501 and represents 4.4% of Net Assets.

(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $7,484,669.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2016

Global X China Consumer ETF

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$72,984,060	$—	$—	$72,984,060
Repurchase Agreements	—	7,484,669	—	7,484,669
Total Investments in Securities	$72,984,060	$7,484,669	$—	$80,468,729

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2016

Global X China Energy ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 48.4%
Basic Materials — 8.5%
China Coal Energy, Cl H	62,491	$35,457
China Shenhua Energy, Cl H	37,830	78,735
Yanzhou Coal Mining, Cl H	27,075	20,075
		134,267
Energy — 0.6%
Tianneng Power International	10,115	9,130
Oil & Gas — 28.6%
China Longyuan Power Group, Cl H	47,226	36,113
China Oilfield Services, Cl H	27,566	26,660
China Petroleum & Chemical, Cl H	217,027	158,121
Huaneng Renewables, Cl H	60,600	20,396
JA Solar Holdings ADR *	503	2,928
JinkoSolar Holding ADR *	418	6,441
Kunlun Energy	47,105	35,656
PetroChina, Cl H	232,913	160,384
Trina Solar ADR *	525	5,450
		452,149
Utilities — 10.7%
CGN Power, Cl H (A)	155,400	45,489
Datang International Power Generation, Cl H	42,412	11,430
ENN Energy Holdings	11,541	54,320
Huadian Fuxin Energy, Cl H	40,100	9,308
Huadian Power International, Cl H	24,961	10,718
Huaneng Power International, Cl H	64,861	39,896
		171,161
TOTAL CHINA		766,707
HONG KONG— 51.6%
Basic Materials — 0.6%
Shougang Fushan Resources Group	43,815	9,492
Energy — 2.6%
Beijing Enterprises Holdings	7,323	36,639
Canvest Environmental Protection Group	8,900	4,017
		40,656

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2016

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 14.8%
China Gas Holdings	23,737	$36,180
CNOOC	120,785	153,729
GCL-Poly Energy Holdings	187,611	25,403
Shunfeng International Clean Energy *	42,700	3,634
United Photovoltaics Group *	50,200	4,402
Xinjiang Goldwind Science & Technology, Cl H	7,140	9,870
		233,218
Utilities — 33.6%
Beijing Jingneng Clean Energy, Cl H	31,300	9,525
China Power International Development	49,584	18,095
China Power New Energy Development	6,620	4,021
China Resources Gas Group	12,250	38,465
China Resources Power Holdings	27,231	46,281
CLP Holdings	15,990	162,687
Concord New Energy Group	78,700	3,958
Hong Kong & China Gas	83,886	164,422
Power Assets Holdings	8,170	76,855
Towngas China	14,680	8,272
		532,581
TOTAL HONG KONG		815,947
TOTAL INVESTMENTS — 100.0%
(Cost $2,209,804)		$1,582,654

Percentages are based on Net Assets of $1,583,275.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $45,489 and represents 2.9% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2016

Global X China Financials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.3%
CHINA— 60.1%
Financials — 60.1%
Agile Group Holdings	127,312	$70,758
Agricultural Bank of China, Cl H	2,413,188	1,017,573
Bank of China, Cl H	3,038,534	1,363,547
Bank of Communications, Cl H	693,871	528,802
China Citic Bank, Cl H	1,126,622	727,851
China Construction Bank, Cl H	3,881,126	2,842,711
China Everbright Bank, Cl H	251,100	114,624
China Galaxy Securities, Cl H	322,500	306,911
China Life Insurance, Cl H	509,340	1,265,000
China Merchants Bank, Cl H	378,934	924,509
China Minsheng Banking, Cl H	556,155	634,696
China Pacific Insurance Group, Cl H	255,212	923,125
Chongqing Rural Commercial Bank, Cl H	228,967	137,294
CITIC Securities, Cl H	204,796	454,231
Country Garden Holdings	675,997	352,170
Guangzhou R&F Properties	86,693	122,524
Industrial & Commercial Bank of China, Cl H	4,677,237	2,816,650
Longfor Properties	123,338	163,818
PICC Property & Casualty, Cl H	422,342	684,039
Ping An Insurance Group of China, Cl H	258,414	1,364,572
Sino-Ocean Group Holding	262,152	109,190
SOHO China	168,459	87,109
		17,011,704
TOTAL CHINA		17,011,704
HONG KONG— 39.2%
Financials — 39.2%
AIA Group	424,200	2,677,626
Cheung Kong Property Holdings	191,350	1,417,572
China Everbright	77,741	152,377
China Evergrande Group	320,661	212,124
China Overseas Land & Investment	439,366	1,356,934
China Resources Land	246,208	614,024
China Taiping Insurance Holdings *	132,830	256,587
CK Hutchison Holdings	107,750	1,333,180
Haitong Securities, Cl H	268,400	476,242
Hong Kong Exchanges & Clearing	51,100	1,353,468
KWG Property Holding	106,285	61,675

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2016

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
New China Life Insurance, Cl H	85,811	$371,800
People's Insurance Group of China, Cl H	740,800	295,179
Poly Property Group	180,407	57,229
Shenzhen Investment	267,518	116,944
Shimao Property Holdings	103,004	137,873
Sunac China Holdings	165,000	112,981
Yuexiu Property	571,345	83,990
TOTAL HONG KONG		11,087,805
TOTAL INVESTMENTS — 99.3%
(Cost $31,181,647)		$28,099,509

Percentages are based on Net Assets of $28,288,609.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2016

Global X China Industrials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 64.2%
Consumer Goods — 5.0%
BYD, Cl H *	28,494	$187,392
Industrials — 59.2%
Anhui Conch Cement, Cl H	69,287	192,095
China Communications Construction, Cl H	171,833	189,230
China COSCO Holdings, Cl H *	164,232	56,757
China Lesso Group Holdings	62,755	46,046
China National Building Material, Cl H	185,947	85,123
China Railway Construction, Cl H	122,441	153,469
China Railway Group, Cl H	246,458	190,687
China Shanshui Cement Group (A) (B)	195,552	7,931
China Shipping Container Lines, Cl H *	232,082	48,782
China Shipping Development, Cl H	83,784	46,349
China Zhongwang Holdings	90,188	41,751
CRRC	201,913	183,300
Dongfang Electric, Cl H	21,693	16,812
First Tractor, Cl H	25,341	14,182
Guangshen Railway, Cl H	92,348	51,087
Haitian International Holdings	40,846	84,275
Harbin Power Equipment, Cl H	39,711	19,408
Hollysys Automation Technologies	3,160	62,916
Jiangsu Expressway, Cl H	78,799	107,303
Metallurgical Corp of China, Cl H	182,901	59,671
Shanghai Electric Group, Cl H	169,971	78,685
Sinotrans, Cl H	129,600	61,166
Weichai Power, Cl H	62,688	94,741
Yangzijiang Shipbuilding Holdings	137,303	73,490
Zhejiang Expressway, Cl H	92,710	97,195
Zhuzhou CRRC Times Electric, Cl H	35,313	171,218
		2,233,669
TOTAL CHINA		2,421,061
HONG KONG— 35.7%
Industrials — 35.7%
AviChina Industry & Technology, Cl H	135,080	91,797
Beijing Capital International Airport, Cl H	92,641	97,123
Beijing Enterprises Water Group	261,900	190,139

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2016

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China High Speed Transmission Equipment Group	66,120	$68,636
China International Marine Containers Group, Cl H	25,180	30,002
China Merchants Holdings International	67,761	175,631
China Resources Cement Holdings	111,321	45,075
China State Construction International Holdings	108,650	158,880
COSCO Pacific	103,500	102,768
Shanghai Industrial Holdings	29,299	89,731
Shenzhen International Holdings	52,506	81,249
Sunny Optical Technology Group	36,874	180,213
Zoomlion Heavy Industry Science and Technology	89,000	32,479
		1,343,723
TOTAL HONG KONG		1,343,723
TOTAL INVESTMENTS — 99.9%
(Cost $5,249,854)		$3,764,784

Percentages are based on Net Assets of $3,770,292.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $7,931 and represented 0.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $7,931 and represents 0.2% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,756,853	$—	$7,931	$3,764,784
Total Investments in Securities	$3,756,853	$—	$7,931	$3,764,784

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock

Beginning Balance as of October 31, 2015	$922,853
Transfers out of Level 3	(290,245)
Net purchases	2,926
Net sales	(344,077)
Realized gain (loss)	(249,192)
Change in unrealized appreciation (depreciation)	(34,334)
Ending Balance as of October 31, 2016	$7,931

For the year ended October 31, 2016, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2016

Global X China Industrials ETF

Net change in unrealized appreciation (depreciation) from investments (Level 3) still held as of October 31, 2016 is $(46,495).

For the year ended October 31, 2016, there have been no transfers between Level 1 and Level 2.

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2016

Global X China Materials ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 64.4%
Basic Materials — 64.4%
Aluminum Corp of China, Cl H *	177,339	$65,860
Angang Steel, Cl H	132,824	68,169
BBMG, Cl H	184,940	67,729
China BlueChemical	228,109	44,122
China Hongqiao Group	74,742	66,889
China Molybdenum, Cl H	313,554	69,545
Dongyue Group * (A) (B)	104,857	5,444
Fosun International	45,340	65,834
Jiangxi Copper, Cl H	58,391	68,971
Maanshan Iron & Steel, Cl H *	223,225	50,950
Real Gold Mining * (A) (B)	97,864	1
Sinofert Holdings	216,930	28,533
Sinopec Shanghai Petrochemical, Cl H	130,850	66,818
Sinopec Yizheng Chemical Fibre, Cl H *	270,214	56,100
Zhaojin Mining Industry	69,884	70,651
Zijin Mining Group, Cl H	217,859	68,548
		864,164
TOTAL CHINA		864,164
HONG KONG— 35.5%
Basic Materials — 35.5%
China Lumena New Materials * (A) (B)	1,950	3
China Metal Resources Utilization * (C)	71,900	28,835
China Silver Group	97,000	19,138
Citic Pacific	46,440	66,712
Fufeng Group	131,454	55,600
Kingboard Chemical Holdings	21,400	63,332
Munsun Capital Group *	961,300	30,990
Nine Dragons Paper Holdings	73,070	59,550
TCC International Holdings	267,540	67,964
West China Cement	267,560	27,257
Yingde Gases	140,579	56,740
		476,121
TOTAL HONG KONG		476,121
TOTAL INVESTMENTS — 99.9%
(Cost $2,157,342)		$1,340,285

Percentages are based on Net Assets of $1,341,570.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2016

Global X China Materials ETF

(A)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $5,448 and represented 0.4% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $5,448 and represents 0.4% of Net Assets.
(C)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $28,835 and represents 2.2% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,334,837	$—	$5,448	$1,340,285
Total Investments in Securities	$1,334,837	$—	$5,448	$1,340,285

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	October 31, 2016

Global X NASDAQ China Technology ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 66.3%
Technology — 66.3%
21Vianet Group ADR *	16,585	$121,236
500.com ADR, Cl A *	7,195	121,883
Autohome ADR *	13,786	323,282
Baidu ADR *	6,503	1,150,121
Baozun ADR *	7,295	96,586
China Communications Services, Cl H	812,453	482,976
China Finance Online ADR *	7,503	29,487
Coolpad Group	1,124,635	195,782
Eastern Communications, Cl B	107,695	79,156
Kingdee International Software Group	605,089	245,785
Lenovo Group	1,651,073	1,060,284
NetEase ADR	5,248	1,348,683
NQ Mobile ADR, Cl A *	30,171	104,392
Semiconductor Manufacturing International *	5,077,214	615,432
Shanghai Baosight Software, Cl B	82,390	142,947
Shanghai Potevio, Cl B *	44,755	63,955
SINA *	14,541	1,048,988
Sohu.com *	10,065	376,733
Travelsky Technology, Cl H	255,695	546,680
Weibo ADR *	11,635	535,326
YY ADR *	5,185	249,243
ZTE, Cl H	226,483	311,913
		9,250,870
TOTAL CHINA		9,250,870
HONG KONG— 33.6%
Technology — 33.6%
Alibaba Health Information Technology *	893,509	467,791
ASM Pacific Technology	63,133	609,361
BYD Electronic International	227,581	179,603
China Electronics Holdings	299,000	72,101
China Public Procurement *	2,952,900	27,797
Chinasoft International *	686,756	323,237
Digital China Holdings	318,648	267,086
FIH Mobile	1,026,609	338,900
Heng Xin China Holdings *	1,763,800	22,744
HKBN	221,470	261,314
Hua Hong Semiconductor (A)	111,700	132,228
National Agricultural Holdings *	289,400	42,543

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	October 31, 2016

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
New Sports Group *	4,523,400	$58,330
PAX Global Technology	237,880	148,774
Suncorp Technologies *	4,780,100	46,846
Tencent Holdings	42,775	1,135,173
VTech Holdings	44,472	545,947
		4,679,775
TOTAL HONG KONG		4,679,775
TOTAL INVESTMENTS — 99.9%
(Cost $13,452,705)		$13,930,645

Percentages are based on Net Assets of $13,940,244.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $132,228 and represents 0.9% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	October 31, 2016

Global X Southeast Asia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
INDONESIA— 20.6%
Consumer Goods — 5.7%
Astra International	750,181	$472,888
Gudang Garam	17,090	88,934
Unilever Indonesia	42,576	145,123
		706,945
Financials — 9.9%
Bank Central Asia	457,736	544,632
Bank Mandiri	348,180	306,205
Bank Rakyat Indonesia Persero	401,240	375,163
		1,226,000
Telecommunications — 5.0%
Telekomunikasi Indonesia ADR	18,814	611,267
TOTAL INDONESIA		2,544,212
MALAYSIA— 23.3%
Basic Materials — 1.5%
Petronas Chemicals Group	107,324	179,087
Financials — 9.6%
CIMB Group Holdings	208,375	249,851
Malayan Banking	205,431	386,867
Public Bank	116,049	549,400
		1,186,118
Health Care — 1.3%
IHH Healthcare	104,080	158,787
Industrials — 1.9%
Sime Darby	122,696	239,542
Oil & Gas — 1.3%
Petronas Gas	29,479	154,598

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	October 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 4.1%
Axiata Group	169,788	$199,132
DiGi.Com	139,100	166,787
Maxis	97,806	138,957
		504,876
Utilities — 3.6%
Tenaga Nasional	131,575	449,770
TOTAL MALAYSIA		2,872,778
PHILIPPINES— 6.4%
Consumer Goods — 1.5%
JG Summit Holdings	114,720	180,055
Consumer Services — 2.0%
SM Investments	17,840	247,581
Financials — 2.4%
Ayala Land	141,770	106,131
SM Prime Holdings	344,300	191,268
		297,399
Telecommunications — 0.5%
PLDT ADR	2,036	64,745
TOTAL PHILIPPINES		789,780
SINGAPORE— 28.3%
Consumer Goods — 1.5%
Wilmar International	78,351	186,322
Consumer Services — 2.1%
Jardine Cycle & Carriage	4,118	124,910
Singapore Airlines	18,913	137,645
		262,555
Financials — 18.5%
CapitaLand	94,518	209,829
DBS Group Holdings	66,503	716,679
Oversea-Chinese Banking	123,466	752,203
United Overseas Bank	44,897	605,766
		2,284,477
Telecommunications — 6.2%
Singapore Telecommunications	273,324	761,906
TOTAL SINGAPORE		3,495,260
THAILAND— 21.2%
Consumer Services — 2.7%
CP ALL NVDR	194,473	337,574
Financials — 6.6%
Bangkok Bank NVDR	17,721	80,763
Kasikornbank NVDR	74,628	366,770

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	October 31, 2016

Global X Southeast Asia ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Siam Commercial Bank NVDR	89,871	$368,497
		816,030
Industrials — 5.0%
Airports of Thailand NVDR	15,950	173,639
Siam Cement NVDR	31,376	448,260
		621,899
Oil & Gas — 5.3%
PTT NVDR	53,074	524,712
PTT Exploration & Production NVDR	51,610	122,767
		647,479
Telecommunications — 1.6%
Advanced Info Service NVDR	44,201	193,867
TOTAL THAILAND		2,616,849
TOTAL INVESTMENTS — 99.8%
(Cost $13,893,495)		$12,318,879

Percentages are based on Net Assets of $12,349,367.

ADR — American Depositary Receipt

NVDR — Non-Voting Depositary Receipt

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	October 31, 2016

Global X FTSE Andean 40 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 94.8%
CHILE— 46.7%
Basic Materials — 5.4%
CAP	2,923	$20,400
Empresas CMPC	43,983	95,261
Sociedad Quimica y Minera de Chile ADR	3,609	105,599
		221,260
Consumer Goods — 2.5%
Cia Cervecerias Unidas ADR	2,912	62,608
Vina Concha y Toro	21,950	38,301
		100,909
Consumer Services — 10.4%
Cencosud	44,651	145,540
Latam Airlines Group ADR *	13,128	125,898
SACI Falabella	19,215	150,856
		422,294
Financials — 11.6%
Banco de Chile ADR	1,602	116,113
Banco de Chile	8,024	955
Banco de Credito e Inversiones	1,939	99,645
Banco Santander Chile ADR	6,135	140,185
Parque Arauco	21,944	54,410
Sociedad Matriz Banco de Chile, Cl B	181,300	60,940
		472,248
Oil & Gas — 3.7%
Empresas COPEC	14,876	149,457
Technology — 0.9%
Sonda	18,424	38,071

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	October 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.4%
ENTEL Chile *	5,461	$58,554
Utilities — 10.8%
AES Gener	98,911	33,695
Aguas Andinas, Cl A	120,634	79,526
Colbun	277,295	60,402
Empresa Nacional de Electricidad ADR	4,421	91,780
Enersis ADR	15,502	134,402
Engie Energia Chile	20,632	36,602
		436,407
TOTAL CHILE		1,899,200
COLOMBIA— 24.7%
Consumer Goods — 2.4%
Grupo Nutresa	11,660	97,993
Consumer Services — 1.6%
Almacenes Exito	12,592	63,042
Financials — 11.2%
BanColombia ADR	4,608	176,394
Financiera Colombiana	6,110	76,026
Grupo Aval Acciones y Valores ADR	4,155	34,029
Grupo de Inversiones Suramericana	13,214	171,035
		457,484
Industrials — 5.0%
Cementos Argos	22,045	87,559
Grupo Argos	18,069	117,601
		205,160
Oil & Gas — 3.0%
Ecopetrol ADR *	13,895	120,748
Utilities — 1.5%
Interconexion Electrica	18,697	62,342
TOTAL COLOMBIA		1,006,769
PERU— 18.4%
Basic Materials — 9.0%
Cia de Minas Buenaventura ADR	11,616	154,377
Southern Copper	7,483	212,442
		366,819
Financials — 9.4%
Credicorp	1,056	156,921
Credicorp Ltd.	1,520	225,994
		382,915
TOTAL PERU		749,734

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	October 31, 2016

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 5.0%
Financials — 1.5%
Itau CorpBanca ADR	4,577	$61,790
Utilities — 3.5%
Endesa Americas ADR	4,400	63,228
Enersis Chile ADR	15,491	76,990
		140,218
TOTAL UNITED STATES		202,008
TOTAL COMMON STOCK
(Cost $4,982,808)		3,857,711

PREFERRED STOCK — 5.2%
CHILE — 0.9%
Consumer Goods — 0.9%
Embotelladora Andina	9,270	37,168
COLOMBIA — 4.3%
Financials — 2.8%
Banco Davivienda	5,655	57,756
Grupo Aval Acciones y Valores	134,171	55,529
		113,285
Industrials — 1.5%
Grupo Argos	9,700	59,571
TOTAL COLOMBIA		172,856
TOTAL PREFERRED STOCK
(Cost $252,421)		210,024
TOTAL INVESTMENTS — 100.0%
(Cost $5,235,229)		$4,067,735

Percentages are based on Net Assets of $4,067,842.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	October 31, 2016

Global X MSCI Colombia ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 88.8%
COLOMBIA— 88.8%
Basic Materials — 1.6%
Mineros	2,044,718	$1,433,163
Consumer Goods — 5.0%
Grupo Nutresa	522,478	4,391,033
Consumer Services — 4.8%
Almacenes Exito	851,193	4,261,498
Financials — 43.1%
Banco de Bogota	200,437	4,153,102
BanColombia ADR	410,198	15,702,380
Celsia ESP	2,685,535	3,634,667
Financiera Colombiana	318,430	3,962,167
Grupo Aval Acciones y Valores ADR	380,065	3,112,732
Grupo de Inversiones Suramericana	594,450	7,694,247
		38,259,295
Industrials — 12.8%
Cementos Argos	1,020,011	4,015,255
Cemex Latam Holdings *	920,036	3,433,125
Grupo Argos	602,205	3,919,421
		11,367,801
Oil & Gas — 9.5%
Canacol Energy *	1,121,919	3,465,581
Ecopetrol ADR *	575,489	5,000,999
		8,466,580
Telecommunications — 2.8%
Empresa de Telecomunicaciones de Bogota	12,552,200	2,467,619
Utilities — 9.2%
Empresa de Energia de Bogota	6,369,126	4,039,024
Interconexion Electrica	1,233,033	4,111,338
		8,150,362

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	October 31, 2016

Global X MSCI Colombia ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COLOMBIA		$78,797,351
TOTAL COMMON STOCK
(Cost $89,913,129)		78,797,351

PREFERRED STOCK — 12.7%
COLOMBIA — 12.7%
Consumer Services — 3.4%
Avianca Holdings	3,760,031	3,011,935
Financials — 8.2%
Banco Davivienda	421,690	4,306,830
Grupo Aval Acciones y Valores	1,431,941	592,638
Grupo de Inversiones Suramericana	187,943	2,383,706
		7,283,174
Industrials — 1.1%
Grupo Argos	161,788	993,590
TOTAL COLOMBIA		11,288,699
TOTAL PREFERRED STOCK
(Cost $11,018,093)		11,288,699
TOTAL INVESTMENTS — 101.5%
(Cost $100,931,222)		$90,086,050

Percentages are based on Net Assets of $88,760,495.

*	Non-income producing security.

ADR — American Depositary Receipt

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2, and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	October 31, 2016

Global X Brazil Mid Cap ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 93.7%
BRAZIL— 93.7%
Basic Materials — 9.0%
Cia Siderurgica Nacional ADR *	49,899	$168,159
Fibria Celulose ADR	18,588	148,332
Gerdau ADR	37,697	129,301
		445,792
Consumer Goods — 9.2%
Cosan Industria e Comercio	5,453	73,566
Hypermarcas	13,497	113,958
JBS	34,700	106,538
M Dias Branco	1,486	63,921
Natura Cosmeticos	6,679	65,232
Sao Martinho	1,734	34,950
		458,165
Consumer Services — 15.9%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,381	83,458
Kroton Educacional	54,670	274,399
Localiza Rent a Car	5,332	67,015
Lojas Renner	23,025	196,296
Raia Drogasil	7,740	173,706
		794,874
Financials — 13.7%
BM&F Bovespa	61,366	363,445
BR Malls Participacoes *	20,941	84,403
CETIP - Mercados Organizados	8,282	117,382
Grupo BTG Pactual	5,309	27,368
Multiplan Empreendimentos Imobiliarios	2,847	57,743
Porto Seguro	3,316	31,884
		682,225

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	October 31, 2016

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 0.7%
Odontoprev	9,280	$35,175
Industrials — 10.9%
CCR	31,007	170,223
Embraer ADR	3,726	79,699
Klabin	34,094	177,047
WEG	20,780	115,786
		542,755
Telecommunications — 4.3%
Tim Participacoes ADR	15,295	211,836
Utilities — 30.0%
AES Tiete Energia	6,500	34,062
Cia de Saneamento Basico do Estado de Sao Paulo ADR	22,907	240,982
Cia Energetica de Minas Gerais ADR	26,564	80,223
Cia Paranaense de Energia ADR	3,939	44,944
CPFL Energia ADR	18,803	285,806
EDP - Energias do Brasil	12,984	62,709
Engie Brasil Energia	7,567	97,735
Equatorial Energia	6,430	115,262
Transmissora Alianca de Energia Eletrica	12,720	82,768
Ultrapar Participacoes ADR	20,207	456,678
		1,501,169
TOTAL BRAZIL		4,671,991
TOTAL COMMON STOCK
(Cost $4,816,369)		4,671,991

PREFERRED STOCK — 6.2%
BRAZIL— 6.2%
Basic Materials — 2.8%
Braskem	6,410	57,381
Suzano Papel e Celulose	22,860	81,234
		138,615
Consumer Services — 2.7%
Lojas Americanas	20,330	133,827
Utilities — 0.7%
Cia de Transmissao de Energia Eletrica Paulista	1,630	35,676
TOTAL BRAZIL		308,118
TOTAL PREFERRED STOCK
(Cost $259,876)		308,118

CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18 (A) (B)
(Cost $11,802)	$19,655	6,311

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	October 31, 2016

Global X Brazil Mid Cap ETF

Value
TOTAL INVESTMENTS — 100.0%
(Cost $5,088,047)	$4,986,420

Percentages are based on Net Assets of $4,988,355.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $6,311 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $6,311 and represents 0.1% of Net Assets.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,671,991	$—	$—	$4,671,991
Preferred Stock	308,118	—	—	308,118
Corporate Obligation	—	—	6,311	6,311
Total Investments in Securities	$4,980,109	$—	$6,311	$4,986,420

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	October 31, 2016

Global X Brazil Consumer ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 92.4%
BRAZIL— 92.4%
Consumer Goods — 48.8%
AMBEV ADR	47,245	$278,745
Arezzo Industria e Comercio	10,582	99,741
BRF ADR	18,798	314,302
Cia Hering	34,453	212,213
Cosan, Cl A	40,712	362,337
Cosan Industria e Comercio	24,647	332,509
Grendene	20,577	127,654
Hypermarcas	28,200	238,099
JBS	74,056	227,372
M Dias Branco	9,308	400,386
Marfrig Alimentos *	63,716	114,115
Minerva *	36,405	117,638
Natura Cosmeticos	38,806	379,008
Sao Martinho	12,017	242,211
SLC Agricola	11,506	56,733
		3,503,063
Consumer Services — 43.6%
B2W Cia Digital *	27,984	137,805
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	20,246	385,686
CVC Brasil Operadora e Agencia de Viagens	18,110	140,436
Estacio Participacoes	66,260	389,709
Kroton Educacional	77,868	390,834
Localiza Rent a Car	26,031	327,171
Lojas Renner	39,805	339,352
Multiplus	10,852	148,905
Raia Drogasil	15,102	338,929
Smiles	12,861	237,245
Via Varejo	106,334	304,306
		3,140,378
TOTAL BRAZIL		6,643,441
TOTAL COMMON STOCK
(Cost $6,245,903)		6,643,441

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	October 31, 2016

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
PREFERRED STOCK — 7.2%
Consumer Goods — 2.2%
Alpargatas	46,537	$158,316
Consumer Services — 5.0%
Lojas Americanas	54,042	355,745
TOTAL PREFERRED STOCK
(Cost $384,857)		514,061

CORPORATE OBLIGATION — 0.1%
Hypermarcas
11.300%, 10/15/18 (A) (B)
(Cost $16,803)	$27,984	8,986
TOTAL INVESTMENTS — 99.7%
(Cost $6,647,563)		$7,166,488

Percentages are based on Net Assets of $7,181,777.

*	Non-income producing security.
(A)	Security considered illiquid. The total value of such securities as of October 31, 2016, was $8,986 and represented 0.1% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $8,986 and represents 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$6,643,441	$—	$—	$6,643,441
Preferred Stock	514,061	—	—	514,061
Corporate Obligation	—	—	8,986	8,986
Total Investments in Securities	$7,157,502	$—	$8,986	$7,166,488

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	October 31, 2016

Global X MSCI Argentina ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 78.2%
Basic Materials — 16.4%
Tenaris ADR	525,704	$14,824,853
Consumer Goods — 2.5%
Cresud SACIF y A ADR *	129,620	2,268,350
Consumer Services — 22.4%
Arcos Dorados Holdings, Cl A *	491,421	3,022,239
Grupo Clarin GDR, Cl B	117,748	2,943,700
MercadoLibre	84,985	14,278,330
		20,244,269
Financials — 15.0%
Banco Macro ADR	64,397	4,908,983
BBVA Banco Frances ADR	143,710	2,821,027
Grupo Financiero Galicia ADR	131,692	4,100,889
IRSA Inversiones y Representaciones ADR *	95,064	1,781,499
		13,612,398
Oil & Gas — 11.6%
Petrobras Argentina ADR *	290,923	1,931,729
Transportadora de Gas del Sur ADR	312,470	2,265,408
YPF ADR	352,727	6,264,431
		10,461,568
Telecommunications — 4.4%
Telecom Argentina ADR	213,172	4,011,897
Utilities — 5.9%
Empresa Distribuidora Y Comercializadora Norte ADR *	52,336	1,343,465
Pampa Energia ADR *	118,670	4,043,087
		5,386,552
TOTAL ARGENTINA		70,809,887

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	October 31, 2016

Global X MSCI Argentina ETF

	Shares	Value
COMMON STOCK — continued
CANADA— 5.2%
Basic Materials — 3.3%
Pan American Silver ^	95,397	$1,524,644
Silver Standard Resources *	134,373	1,475,822
		3,000,466
Industrials — 1.9%
Finning International	89,923	1,674,671
TOTAL CANADA		4,675,137
CHILE— 5.6%
Consumer Goods — 3.5%
Cia Cervecerias Unidas ADR	68,904	1,481,436
Embotelladora Andina ADR, Cl B	72,189	1,738,311
		3,219,747
Consumer Services — 2.1%
Cencosud	579,950	1,890,350
TOTAL CHILE		5,110,097
LUXEMBOURG— 3.7%
Consumer Goods — 3.7%
Adecoagro *	307,798	3,385,778
MEXICO— 1.5%
Consumer Goods — 1.5%
Arca Continental	222,437	1,389,204
SPAIN— 1.8%
Industrials — 1.8%
Prosegur Cia de Seguridad	226,920	1,646,727
UNITED STATES— 3.9%
Technology — 3.9%
Globant *	80,205	3,488,918
TOTAL INVESTMENTS — 99.9%
(Cost $81,046,590)		$90,505,748

Percentages are based on Net Assets of $90,601,600.

*	Non-income producing security.
^	Traded on the U.S. Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	October 31, 2016

Global X MSCI Greece ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
GREECE— 89.8%
Basic Materials — 3.0%
Mytilineos Holdings ADR *	626,200	$3,576,354
Mytilineos Holdings *	638,426	3,646,189
		7,222,543
Consumer Goods — 6.9%
JUMBO	845,897	12,008,206
JUMBO ADR	340,000	4,826,572
		16,834,778
Consumer Services — 15.2%
Aegean Airlines	565,326	3,637,709
FF Group *	249,592	5,970,027
FF Group ADR *	200,300	4,790,996
OPAP	2,021,058	17,214,352
OPAP ADR	1,404,900	5,901,985
		37,515,069
Financials — 29.4%
Alpha Bank AE *	17,247,034	29,493,744
Eurobank Ergasias *	20,775,766	12,207,106
Hellenic Exchanges - Athens Stock Exchange	1,008,651	4,975,587
National Bank of Greece *	63,169,991	12,949,211
Piraeus Bank *	75,635,992	12,519,770
		72,145,418
Industrials — 11.0%
Aegean Marine Petroleum Network (A)	568,436	4,888,550
Ellaktor *	2,286,431	3,107,926
Metka Industrial - Construction ADR	130,000	1,091,597
Metka Industrial - Construction	344,111	2,889,470

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	October 31, 2016

Global X MSCI Greece ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Titan Cement	236,750	$5,494,166
Titan Cement ADR	439,800	5,103,131
Tsakos Energy Navigation	1,017,584	4,579,128
		27,153,968
Oil & Gas — 6.4%
Hellenic Petroleum	1,070,588	4,893,835
Motor Oil Hellas Corinth Refineries	523,415	6,259,819
Motor Oil Hellas Corinth Refineries ADR	768,300	4,594,280
		15,747,934
Real Estate Investment Trusts — 2.1%
Grivalia Properties	678,380	5,220,367
Telecommunications — 11.4%
Hellenic Telecommunications Organization	3,056,282	27,975,045
Utilities — 4.4%
Athens Water Supply & Sewage	732,929	4,338,569
Public Power	1,913,305	6,250,163
		10,588,732
TOTAL GREECE		220,403,854
MONACO— 6.8%
Industrials — 6.8%
GasLog	665,944	10,222,240
GasLog Partners (B)	316,062	6,479,271
		16,701,511
TOTAL MONACO		16,701,511
UNITED STATES— 3.2%
Industrials — 3.2%
Capital Product Partners	1,657,057	5,054,024
Dorian LPG *	503,149	2,832,729
		7,886,753
TOTAL UNITED STATES		7,886,753
TOTAL COMMON STOCK
(Cost $281,640,692)		244,992,118

REPURCHASE AGREEMENT (C) — 1.1%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $2,806,677 (collateralized by U.S. Treasury Obligations, par value $2,610,030, 3.000%, 05/15/45 with a total market value of $2,875,182)	$2,806,650	2,806,650
TOTAL REPURCHASE AGREEMENT
(Cost $2,806,650)		2,806,650
TOTAL INVESTMENTS — 100.9%
(Cost $284,447,342)		$247,798,768

Percentages are based on Net Assets of $245,561,296.

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	October 31, 2016

Global X MSCI Greece ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $2,586,020.
(B)	Security considered Master Limited Partnership. As of October 31, 2016, these securities amounted to $6,479,271 or 2.6% of Net Assets.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $2,806,650.

ADR — American Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$244,992,118	$—	$—	$244,992,118
Repurchase Agreement	—	2,806,650	—	2,806,650
Total Investments in Securities	$244,992,118	$2,806,650	$—	$247,798,768

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	October 31, 2016

Global X MSCI Norway ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.7%
NORWAY— 99.7%
Basic Materials — 9.8%
Borregaard	122,697	$1,204,450
Norsk Hydro	1,124,190	5,034,124
Yara International	138,743	4,909,798
		11,148,372
Consumer Goods — 17.5%
Austevoll Seafood	110,918	1,001,447
Bakkafrost P	44,115	1,853,039
Kongsberg Automotive Holding *	623,293	515,920
Leroy Seafood Group	34,260	1,814,008
Marine Harvest	305,117	5,542,909
Orkla	772,393	7,306,022
Salmar	57,693	1,875,217
		19,908,562
Consumer Services — 6.1%
Europris (A)	138,239	705,314
Norwegian Air Shuttle * (B)	32,981	1,113,563
Schibsted, Cl B	87,506	1,972,516
Schibsted, Cl A	74,020	1,777,065
XXL (A)	111,744	1,401,633
		6,970,091
Financials — 22.9%
Aker, Cl A	32,990	1,219,416
DnB	950,104	13,759,694
Entra (A)	100,510	1,078,009
Gjensidige Forsikring	213,208	3,826,734

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	October 31, 2016

Global X MSCI Norway ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Norwegian Property	365,968	$479,001
Protector Forsikring	78,309	671,441
Selvaag Bolig	80,958	395,398
Skandiabanken * (A)	14,100	105,091
Sparebank 1 Nord Norge	131,739	761,557
SpareBank 1 SMN	152,900	1,125,702
Storebrand *	496,488	2,558,419
Treasure *	98,427	218,291
		26,198,753
Industrials — 4.4%
Avance Gas Holding (A) (B)	53,010	129,771
BW LPG (A)	107,650	347,812
Frontline	91,764	673,930
Golden Ocean Group * (B)	91,950	335,419
Hexagon Composites (B)	134,200	471,650
Hoegh LNG Holdings	61,218	641,749
IDEX * (B)	523,007	429,741
Ocean Yield	85,207	712,515
Stolt-Nielsen	37,040	455,624
Thin Film Electronics * (B)	845,969	426,499
Wilh Wilhelmsen, Cl B	98,827	312,598
		4,937,308
Oil & Gas — 26.5%
Akastor	284,895	393,604
Aker Solutions	194,886	898,207
Det Norske Oljeselskap *	117,572	1,889,371
DNO International *	804,684	690,444
Fred Olsen Energy * (B)	72,860	125,827
Petroleum Geo-Services (B)	272,390	733,838
ProSafe, Cl A	377,970	12,826
REC Silicon * (B)	2,742,494	343,998
Scatec Solar (A) (B)	95,210	384,235
Seadrill *	397,238	853,550
Statoil (B)	1,103,239	18,103,310
Subsea 7	284,824	3,199,824
Tanker Investments *	52,929	288,011
TGS Nopec Geophysical	114,180	2,317,793
		30,234,838
Technology — 2.2%
Atea	97,583	875,136
Nordic Semiconductor * (B)	155,144	620,467
Opera Software * (B)	138,820	979,981
		2,475,584

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	October 31, 2016

Global X MSCI Norway ETF

	Shares/ Number of Rights/ Face Amount	Value
COMMON STOCK — continued
Telecommunications — 10.3%
Telenor (B)	734,356	$11,703,133
TOTAL NORWAY		113,576,641
TOTAL COMMON STOCK
(Cost $131,123,889)		113,576,641

RIGHT — 0.0%
Norway — 0.0%
Avance Gas Holding(C) (D)	12,643	4,903

TOTAL RIGHT (Cost $–)**		4,903

REPURCHASE AGREEMENTS (E) — 27.6%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $29,000,258 (collateralized by U.S Treasury Obligations, ranging in par value $2-$15,653,126, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $29,580,000)	$29,000,000	29,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $2,508,928 (collateralized by U.S. Treasury Obligations, par value $2,333,143, 3.000%, 05/15/45 with a total market value of $2,570,166)	2,508,904	2,508,904
TOTAL REPURCHASE AGREEMENTS
(Cost $31,508,904)		31,508,904
TOTAL INVESTMENTS — 127.3%
(Cost $162,632,793)		$145,090,448

Percentages are based on Net Assets of $113,997,105.

*	Non-income producing security.
**	Amounts designated as “–“ are $0 or have been rounded to $0.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $4,151,865 and represents 3.5% of Net Assets.
(B)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $24,195,714.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $4,903 and represented 0.0% of Net Assets.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $4,903 and represents 0.0% of Net Assets.
(E)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $31,508,904.

Cl — Class

The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	October 31, 2016

Global X MSCI Norway ETF

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$113,576,641	$—	$—	$113,576,641
Repurchase Agreements	—	31,508,904	—	31,508,904
Right	—	—	4,903	4,903
Total Investments in Securities	$113,576,641	$31,508,904	$4,903	$145,090,448

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	October 31, 2016

Global X FTSE Nordic Region ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
DENMARK— 29.5%
Consumer Goods — 4.5%
Carlsberg, Cl B	8,231	$741,089
Pandora	8,623	1,120,736
		1,861,825
Financials — 4.4%
Danske Bank	58,243	1,795,486
Health Care — 15.4%
Coloplast, Cl B	7,761	540,719
Novo Nordisk ADR	143,907	5,114,455
Novozymes, Cl B	17,240	639,436
		6,294,610
Industrials — 1.8%
A P Moller - Maersk, Cl B	481	737,148
Oil & Gas — 3.4%
Vestas Wind Systems	17,100	1,369,532
TOTAL DENMARK		12,058,601
FINLAND— 13.7%
Financials — 4.1%
Sampo, Cl A	36,641	1,677,732
Industrials — 3.3%
Kone, Cl B	29,604	1,360,712
Technology — 4.9%
Nokia ADR (A)	445,621	1,996,382
Utilities — 1.4%
Fortum	34,569	575,620

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	October 31, 2016

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
TOTAL FINLAND		$5,610,446
NORWAY— 8.9%
Basic Materials — 1.2%
Yara International	13,657	483,290
Financials — 2.6%
DnB	75,046	1,086,839
Oil & Gas — 3.0%
Statoil ADR	74,549	1,210,676
Telecommunications — 2.1%
Telenor (A)	54,076	861,787
TOTAL NORWAY		3,642,592
SWEDEN— 47.8%
Consumer Goods — 3.2%
Svenska Cellulosa, Cl B	46,483	1,318,517
Consumer Services — 5.1%
Hennes & Mauritz, Cl B	74,035	2,085,273
Financials — 20.8%
Investor, Cl B	35,191	1,252,544
Nordea Bank	247,605	2,606,007
Skandinaviska Enskilda Banken, Cl A	111,795	1,129,537
Svenska Handelsbanken, Cl A	114,681	1,566,114
Swedbank, Cl A	82,255	1,929,298
		8,483,500
Industrials — 12.2%
Assa Abloy, Cl B	73,207	1,333,249
Atlas Copco, Cl A	48,243	1,417,103
Sandvik	83,951	955,691
Volvo, Cl B	120,313	1,293,617
		4,999,660
Technology — 4.5%
Ericsson ADR	232,301	1,131,306
Hexagon, Cl B	19,970	699,941
		1,831,247
Telecommunications — 2.0%
Telia (A)	202,241	809,278
TOTAL SWEDEN		19,527,475
TOTAL COMMON STOCK
(Cost $45,949,804)		40,839,114

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	October 31, 2016

Global X FTSE Nordic Region ETF

	Face Amount	Value
REPURCHASE AGREEMENT (B) — 7.6%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $3,124,617 (collateralized by U.S. Treasury Obligations, par value $2,905,694, 3.000%, 05/15/45 with a total market value of $3,200,883)
(Cost $3,124,587)	$3,124,587	$3,124,587
TOTAL INVESTMENTS — 107.5%
(Cost $49,074,391)		$43,963,701

Percentages are based on Net Assets of $40,898,647.

(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $2,140,756.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $3,124,587.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$40,839,114	$—	$—	$40,839,114
Repurchase Agreement	—	3,124,587	—	3,124,587
Total Investments in Securities	$40,839,114	$3,124,587	$—	$43,963,701

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	October 31, 2016

Global X MSCI Nigeria ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 97.8%
NIGERIA— 97.8%
Consumer Goods — 39.8%
Flour Mills of Nigeria	13,018,067	$787,897
Guinness Nigeria	3,304,209	838,499
Nestle Nigeria	803,521	2,026,326
Nigerian Breweries	11,843,124	5,489,724
PZ Cussons Nigeria	9,138,503	507,292
Unilever Nigeria	9,460,113	1,500,414
		11,150,152
Financials — 44.7%
Access Bank	72,215,307	1,294,263
Diamond Bank *	113,210,695	373,479
Ecobank Transnational	33,038,705	1,122,425
FBN Holdings	94,539,115	899,659
Guaranty Trust Bank	42,192,798	3,145,220
Stanbic IBTC Holdings *	23,272,118	1,254,960
Transnational Corp of Nigeria *	192,665,948	556,149
UAC of Nigeria	13,240,301	821,088
United Bank for Africa	92,751,662	1,250,419
Zenith Bank	38,777,500	1,808,182
		12,525,844
Industrials — 8.1%
Dangote Cement	2,210,581	1,227,127
Lafarge Africa	6,858,474	1,033,394
		2,260,521
Oil & Gas — 5.2%
Forte Oil	1,907,251	725,996
Oando	46,539,870	729,284
		1,455,280
TOTAL NIGERIA		27,391,797
TOTAL COMMON STOCK
(Cost $42,980,484)		27,391,797

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	October 31, 2016

Global X MSCI Nigeria ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 7.1%
United States Treasury Bill
0.130%, 11/10/16(A)
(Cost $1,999,935)	$2,000,000	$1,999,938
TOTAL INVESTMENTS — 104.9%
(Cost $44,980,419)		$29,391,735

Percentages are based on Net Assets of $28,008,542.

*	Non-income producing security.
(A)	The rate reported is the effective yield at time of purchase.

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,391,797	$—	$—	$27,391,797
U.S. Treasury Obligation	—	1,999,938	—	1,999,938
Total Investments in Securities	$27,391,797	$1,999,938	$—	$29,391,735

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
ARGENTINA— 3.4%
Consumer Services — 1.7%
MercadoLibre	1,563	$262,600
Financials — 0.6%
Banco Macro ADR	1,123	85,606
Oil & Gas — 1.1%
YPF ADR	8,972	159,343
TOTAL ARGENTINA		507,549
AUSTRALIA— 2.0%
Basic Materials — 0.5%
St. Barbara *	34,600	69,245
Oil & Gas — 1.5%
Oil Search	31,827	161,296
Santos	26,600	72,261
		233,557
TOTAL AUSTRALIA		302,802
CANADA— 3.2%
Basic Materials — 3.2%
B2Gold *	38,070	110,212
Barrick Gold	4,147	72,946
Endeavour Mining *	4,029	78,761
First Quantum Minerals	11,432	108,669
Lucara Diamond	7,087	20,041
Turquoise Hill Resources *	27,917	86,651
		477,280
TOTAL CANADA		477,280

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
CHILE— 4.1%
Basic Materials — 0.2%
Empresas CMPC	12,000	$25,990
Consumer Goods — 0.3%
Cia Cervecerias Unidas ADR	2,214	47,601
Consumer Services — 1.8%
Cencosud	8,600	28,032
Latam Airlines Group *	10,560	101,129
SACI Falabella	18,400	144,458
		273,619
Financials — 0.4%
Banco de Chile	284,406	33,847
Banco Santander Chile	624,440	34,934
		68,781
Oil & Gas — 0.2%
Empresas COPEC	2,550	25,619
Utilities — 1.2%
AES Gener	29,500	10,050
Empresa Nacional de Electricidad	117,549	81,076
Enersis	546,453	92,542
		183,668
TOTAL CHILE		625,278
COLOMBIA— 0.5%
Consumer Services — 0.1%
Almacenes Exito	1,650	8,261
Financials — 0.1%
Grupo de Inversiones Suramericana	1,351	17,487
Industrials — 0.1%
Cementos Argos	5,446	21,630
Oil & Gas — 0.2%
Ecopetrol	80,048	35,000
TOTAL COLOMBIA		82,378
CZECH REPUBLIC— 1.1%
Financials — 0.2%
Komercni Banka	875	32,007
Utilities — 0.9%
CEZ	7,391	139,106
TOTAL CZECH REPUBLIC		171,113

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
EGYPT— 0.6%
Financials — 0.5%
Commercial International Bank Egypt SAE	9,175	$53,407
Talaat Moustafa Group	32,100	20,496
		73,903
Telecommunications — 0.1%
Global Telecom Holding SAE *	42,503	23,023
TOTAL EGYPT		96,926
FRANCE— 0.1%
Oil & Gas — 0.1%
Etablissements Maurel et Prom	3,861	16,972
HONG KONG— 0.4%
Consumer Services — 0.4%
NagaCorp	88,483	54,654
HUNGARY— 1.4%
Financials — 0.9%
OTP Bank	4,930	138,580
Health Care — 0.3%
Richter Gedeon Nyrt	2,056	44,223
Oil & Gas — 0.2%
MOL Hungarian Oil & Gas	416	26,784
TOTAL HUNGARY		209,587
INDONESIA— 11.0%
Consumer Goods — 2.7%
Astra International	316,197	199,319
Gudang Garam	11,444	59,553
Hanjaya Mandala Sampoerna	100,800	30,515
Indofood CBP Sukses Makmur TBK	58,900	42,433
Indofood Sukses Makmur	59,900	39,021
Unilever Indonesia	13,869	47,273
		418,114
Consumer Services — 0.2%
Matahari Department Store	19,800	27,352
Financials — 4.0%
Bank Central Asia	197,058	234,467
Bank CIMB Niaga *	6,633	486
Bank Mandiri	263,418	231,662
Bank Rakyat Indonesia Persero	143,100	133,800
		600,415
Health Care — 0.3%
Kalbe Farma	310,700	41,433

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.2%
Indocement Tunggal Prakarsa	23,200	$29,249
Semen Indonesia Persero	156,705	118,297
United Tractors	17,800	29,501
		177,047
Telecommunications — 2.1%
Telekomunikasi Indonesia Persero	980,005	316,954
Utilities — 0.5%
Perusahaan Gas Negara	417,039	81,823
TOTAL INDONESIA		1,663,138
ITALY— 0.6%
Oil & Gas — 0.6%
Saipem	211,400	86,901
JAPAN— 0.8%
Basic Materials — 0.4%
Kyoei Steel	3,500	66,746
Industrials — 0.4%
Namura Shipbuilding	10,040	61,242
TOTAL JAPAN		127,988
KUWAIT— 0.8%
Financials — 0.8%
Kuwait Finance House	52,114	81,643
National Bank of Kuwait SAK	18,864	36,708
		118,351
TOTAL KUWAIT		118,351
MALAYSIA— 9.5%
Basic Materials — 0.3%
HAP Seng Consolidated	11,500	21,355
Petronas Chemicals Group	17,590	29,352
		50,707
Consumer Goods — 0.3%
IOI	23,200	24,887
Kuala Lumpur Kepong	3,980	22,732
		47,619
Consumer Services — 0.4%
Genting	12,000	22,427
Genting Malaysia	28,800	32,679
		55,106
Financials — 2.2%
CIMB Group Holdings	42,600	51,079
Malayan Banking	64,926	122,268

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Public Bank	34,400	$162,857
		336,204
Health Care — 0.3%
IHH Healthcare	28,172	42,980
Industrials — 1.2%
MISC	17,800	31,908
Sime Darby	66,389	129,613
Westports Holdings	20,700	21,761
		183,282
Oil & Gas — 0.2%
Petronas Dagangan	3,000	16,706
Petronas Gas	4,089	21,444
		38,150
Telecommunications — 2.9%
Axiata Group	90,467	106,102
DiGi.Com	130,402	156,358
Maxis	90,096	128,003
Telekom Malaysia	25,885	40,355
		430,818
Utilities — 1.7%
Tenaga Nasional	66,473	227,228
YTL	61,000	23,120
		250,348
TOTAL MALAYSIA		1,435,214
MEXICO— 8.8%
Basic Materials — 1.9%
Grupo Mexico, Cl B	57,768	142,520
Industrias Penoles	1,314	31,946
Mexichem	42,617	102,353
		276,819
Consumer Goods — 1.3%
Arca Continental	6,038	37,710
Coca-Cola Femsa	3,000	22,638
Fomento Economico Mexicano	3,500	33,726
Gruma, Cl B	3,380	47,218
Grupo Bimbo, Ser A	11,360	30,781
Grupo Lala, Cl B	11,381	21,270
		193,343
Consumer Services — 1.5%
Grupo Televisa	13,721	67,746
Wal-Mart de Mexico	76,180	161,939
		229,685

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.0%
Grupo Financiero Banorte, Cl O	15,124	$89,663
Grupo Financiero Inbursa, Cl O	38,100	62,394
		152,057
Industrials — 2.0%
Alfa, Cl A	70,770	107,919
Cemex, Cl Preference *	77,984	67,794
Grupo Aeroportuario del Pacifico, Cl B	3,200	31,069
Grupo Aeroportuario del Sureste, Cl B	1,670	26,718
Promotora y Operadora de Infraestructura	7,103	79,631
		313,131
Telecommunications — 0.8%
America Movil	177,967	118,471
Utilities — 0.3%
Infraestructura Energetica Nova	10,140	45,019
TOTAL MEXICO		1,328,525
NETHERLANDS— 0.3%
Telecommunications — 0.3%
VimpelCom ADR	13,566	45,310
OMAN— 0.4%
Financials — 0.1%
BankMuscat SAOG	9,540	10,257
Telecommunications — 0.3%
Oman Telecommunications SAOG	14,010	53,850
TOTAL OMAN		64,107
PAKISTAN— 0.7%
Financials — 0.1%
United Bank	12,000	23,070
Oil & Gas — 0.5%
Oil & Gas Development	13,200	17,712
Pakistan Petroleum	38,900	55,147
		72,859
Utilities — 0.1%
K-Electric *	183,000	16,292
TOTAL PAKISTAN		112,221
PANAMA— 1.3%
Consumer Services — 1.3%
Copa Holdings, Cl A	2,169	200,047
PERU— 1.1%
Basic Materials — 0.4%
Hochschild Mining	9,000	29,283

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Southern Copper	1,218	$34,579
		63,862
Financials — 0.7%
Credicorp Ltd.	709	105,414
TOTAL PERU		169,276
PHILIPPINES— 4.2%
Consumer Goods — 0.6%
JG Summit Holdings	24,849	39,001
Universal Robina	12,537	47,121
		86,122
Consumer Services — 1.4%
Jollibee Foods	5,600	27,524
SM Investments	13,536	187,851
		215,375
Financials — 0.6%
Ayala Land	51,500	38,554
SM Prime Holdings	104,097	57,829
		96,383
Industrials — 0.5%
Aboitiz Equity Ventures	13,500	21,746
Ayala	2,610	45,007
		66,753
Telecommunications — 0.7%
Globe Telecom	430	15,807
PLDT	2,914	92,073
		107,880
Utilities — 0.4%
Aboitiz Power	35,858	34,027
Manila Electric	5,620	32,033
		66,060
TOTAL PHILIPPINES		638,573
POLAND— 4.3%
Basic Materials — 0.6%
KGHM Polska Miedz	4,626	83,544
Consumer Goods — 0.1%
LPP *	10	14,939
Financials — 1.2%
Bank Pekao	1,524	46,872
Bank Zachodni	338	27,223
Powszechna Kasa Oszczednosci Bank Polski	7,551	52,721
Powszechny Zaklad Ubezpieczen	7,330	50,731
		177,547

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 1.8%
Polski Koncern Naftowy Orlen S.A.	12,596	$248,985
Polskie Gornictwo Naftowe i Gazownictwo	20,100	25,637
		274,622
Telecommunications — 0.1%
Orange Polska	13,400	19,066
Utilities — 0.5%
PGE	30,490	79,559
TOTAL POLAND		649,277
QATAR— 1.8%
Financials — 0.7%
Qatar National Bank	2,404	105,625
Industrials — 0.8%
Industries Qatar QSC	4,176	116,970
Telecommunications — 0.3%
Ooredoo QSC	1,770	47,148
TOTAL QATAR		269,743
SINGAPORE— 1.1%
Consumer Goods — 1.1%
Thai Beverage	229,407	159,047
SOUTH AFRICA— 9.3%
Basic Materials — 2.4%
Anglo American Platinum *	2,095	49,363
AngloGold Ashanti *	5,840	78,249
Gold Fields ADR	40,224	166,930
Sasol	1,963	54,514
		349,056
Consumer Goods — 0.6%
Tiger Brands	3,313	94,354
Consumer Services — 3.0%
Naspers, Cl N	1,831	306,907
Shoprite Holdings	5,424	80,058
Woolworths Holdings	13,518	78,316
		465,281
Financials — 1.3%
FirstRand	28,680	102,787
Standard Bank Group	8,085	85,788
		188,575
Health Care — 1.1%
Aspen Pharmacare Holdings	3,541	77,144
Mediclinic International	7,598	83,884
		161,028

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.9%
MTN Group	5,123	$44,217
Vodacom Group	8,810	95,043
		139,260
TOTAL SOUTH AFRICA		1,397,554
SOUTH KOREA— 0.3%
Consumer Goods — 0.3%
Youngone	1,530	42,988
TAIWAN— 0.7%
Consumer Goods — 0.7%
Taiwan Paiho	32,300	110,029
THAILAND— 10.5%
Basic Materials — 0.2%
Indorama Ventures NVDR	35,800	29,921
Consumer Goods — 1.0%
Carabao Group NVDR	14,700	28,982
Charoen Pokphand Foods NVDR	127,957	115,170
		144,152
Consumer Services — 1.1%
CP ALL NVDR	82,022	142,377
Minor International NVDR	26,400	29,042
		171,419
Financials — 0.8%
Kasikornbank NVDR	7,000	34,402
Siam Commercial Bank NVDR	20,400	83,646
		118,048
Health Care — 0.5%
Bangkok Dusit Medical Services NVDR	80,700	52,574
Bumrungrad Hospital NVDR	4,500	23,530
		76,104
Industrials — 3.1%
Airports of Thailand NVDR	14,694	159,966
CH Karnchang NVDR	127,800	107,725
Siam Cement NVDR	13,910	198,729
		466,420
Oil & Gas — 2.5%
PTT NVDR	18,941	187,259
PTT Exploration & Production NVDR	35,460	84,350
PTT Global Chemical NVDR	42,231	72,401
Thai Oil NVDR	18,000	36,002
		380,012
Technology — 0.4%
Intouch Holdings PCL NVDR	40,270	60,985

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.9%
Advanced Info Service NVDR	24,454	$107,256
True NVDR	134,620	25,964
		133,220
TOTAL THAILAND		1,580,281
TURKEY— 7.4%
Basic Materials — 1.5%
Eregli Demir ve Celik Fabrikalari	166,473	225,795
Consumer Goods — 0.3%
Ford Otomotiv Sanayi	1,950	19,925
Tofas Turk Otomobil Fabrikasi	3,600	27,088
		47,013
Consumer Services — 1.1%
Arcelik	4,800	31,684
BIM Birlesik Magazalar	8,719	141,912
		173,596
Financials — 1.2%
Akbank	23,680	63,243
Turkiye Garanti Bankasi	23,125	62,806
Turkiye Is Bankasi, Cl C	36,144	58,595
		184,644
Industrials — 0.2%
Enka Insaat ve Sanayi	17,445	26,591
Oil & Gas — 2.2%
KOC Holding	37,436	155,956
Tupras Turkiye Petrol Rafinerileri	8,853	180,259
		336,215
Telecommunications — 0.9%
Turk Telekomunikasyon	12,036	22,233
Turkcell Iletisim Hizmetleri	31,140	100,262
		122,495
TOTAL TURKEY		1,116,349
UKRAINE— 0.7%
Consumer Goods — 0.7%
Kernel Holding	6,251	99,836
UNITED ARAB EMIRATES— 2.9%
Financials — 2.3%
Emaar Properties PJSC	114,171	216,649
First Gulf Bank PJSC	30,961	96,935
National Bank of Abu Dhabi PJSC	17,424	41,981
		355,565
Industrials — 0.6%
DP World *	4,651	83,485

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED ARAB EMIRATES		$439,050
UNITED KINGDOM— 3.3%
Basic Materials — 2.2%
Antofagasta	5,600	37,125
Fresnillo	11,091	222,072
KAZ Minerals *	11,700	40,853
Mondi	1,720	33,515
		333,565
Financials — 0.5%
Bank of Georgia Holdings	2,114	76,294
Oil & Gas — 0.6%
Premier Oil *	22,173	17,867
Tullow Oil	21,500	69,482
		87,349
TOTAL UNITED KINGDOM		497,208
UNITED STATES— 1.1%
Oil & Gas — 1.1%
Kosmos Energy *	8,943	46,593
Occidental Petroleum	977	71,233
Pacific Drilling *	772	2,718
Seadrill Partners (A)	15,444	50,347
		170,891
TOTAL UNITED STATES		170,891
TOTAL COMMON STOCK
(Cost $17,015,297)		15,066,443

CORPORATE OBLIGATION — 0.0%
Bank Muscat SAOG
0.035%, 03/19/18	22,009	5,487
(Cost $–)	22,009	5,487

CONVERTIBLE BOND — 0.0%
BankMuscat SAOG
4.500%, 03/20/17	2,702	772
(Cost $–)	2,702	772
TOTAL INVESTMENTS — 99.7%
(Cost $17,015,297)		$15,072,702

Percentages are based on Net Assets of $15,111,796.

*	Non-income producing security.
(A)	Security considered Master Limited Partnership. As of October 31, 2016, these securities amounted to $50,347 or 0.3% of Net Assets.

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	October 31, 2016

Global X Next Emerging & Frontier ETF

Ltd. — Limited
NVDR — Non-Voting Depositary Receipt
Ser — Series

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$15,066,443	$—	$—	$15,066,443
Corporate Obligation	—	5,487	—	5,487
Convertible Bond	—	772	—	772
Total Investments in Securities	$15,066,443	$6,259	$—	$15,072,702

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 and Level 3 investments.

For the year ended October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	October 31, 2016

Global X FTSE Portugal 20 ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
PORTUGAL— 99.8%
Basic Materials — 9.8%
Altri	182,131	$634,296
Navigator	373,309	1,092,624
Semapa-Sociedade de Investimento e Gestao	60,017	771,068
		2,497,988
Consumer Services — 18.2%
Jeronimo Martins	129,785	2,229,381
NOS SGPS	182,178	1,208,609
Sonae	1,547,034	1,229,501
		4,667,491
Financials — 9.1%
Banco BPI, Cl G *	888,690	1,100,829
Banco Comercial Portugues, Cl R * (A)	785,010	1,043,822
Banco Espirito Santo * (B) (C)	2,085,614	—
BANIF - Banco Internacional do Funchal * (A) (B) (C)	95,112,146	2,085
Sonae Capital	235,369	181,125
		2,327,861
Industrials — 10.4%
Cimpor Cimentos de Portugal *	106,908	36,447
Corticeira Amorim SGPS	104,796	1,050,556
CTT-Correios de Portugal	167,409	1,106,407
Mota-Engil	226,732	442,409
Sonae Industria *	8,693,443	61,944
		2,697,763
Oil & Gas — 20.4%
Galp Energia	387,216	5,242,170
Telecommunications — 2.4%
Pharol SGPS	1,372,135	379,043

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	October 31, 2016

Global X FTSE Portugal 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
Sonaecom	85,737	$239,662
		618,705
Utilities — 29.5%
EDP Renovaveis	153,435	1,157,860
Energias de Portugal	1,570,747	5,184,512
REN - Redes Energeticas Nacionais	421,938	1,231,254
		7,573,626
TOTAL PORTUGAL		25,625,604
TOTAL COMMON STOCK
(Cost $35,359,044)		25,625,604

REPURCHASE AGREEMENT (D) — 9.7%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $2,503,117 (collateralized by U.S. Treasury Obligations, par value $2,327,739, 3.000%, 05/15/45 with a total market value of $2,564,213)
(Cost $2,503,093)	$2,503,093	2,503,093
TOTAL INVESTMENTS — 109.5%
(Cost $37,862,137)		$28,128,697

Percentages are based on Net Assets of $25,693,565.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $255,976
(B)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $2,085 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $2,085 and represents 0.0% of Net Assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $2,503,093.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$25,623,519	$—	$2,085	$25,625,604
Repurchase Agreement	—	2,503,093	—	2,503,093
Total Investments in Securities	$25,623,519	$2,503,093	$2,085	$28,128,697

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

93

Schedule of Investments	October 31, 2016

Global X FTSE Portugal 20 ETF

For the period ended October 31, 2016, the transfers between Level 1 and Level 3 in the amount of $2,085, were due to changes in the availability of oberservable inputs to determine fair value. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

94

Schedule of Investments	October 31, 2016

Global X MSCI Pakistan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 101.0%
PAKISTAN— 101.0%
Basic Materials — 12.0%
Dawood Hercules	26,800	$33,720
Engro	205,990	548,664
Fatima Fertilizer	353,700	111,308
Fauji Fertilizer	458,900	454,389
Fauji Fertilizer Bin Qasim	299,000	133,723
		1,281,804
Consumer Goods — 8.3%
Honda Atlas Cars Pakistan	19,400	100,043
Indus Motor	19,390	279,701
Nishat Mills	162,500	214,212
Pak Elektron	231,800	146,689
PAK Suzuki Motor	29,150	142,190
		882,835
Financials — 31.9%
Bank Al Habib	764,000	335,198
Habib Bank	489,950	1,045,725
MCB Bank	460,440	937,707
National Bank of Pakistan	586,600	402,056
United Bank	357,990	688,243
		3,408,929
Health Care — 3.5%
Ferozsons Laboratories	13,830	101,680
Searle	57,295	269,374
		371,054
Industrials — 17.5%
DG Khan Cement	82,360	134,904
Fauji Cement	693,500	227,505
Kohat Cement	27,700	62,145
Lucky Cement	148,260	949,981
Maple Leaf Cement Factory	231,700	201,522

The accompanying notes are an integral part of the financial statements.

95

Schedule of Investments	October 31, 2016

Global X MSCI Pakistan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Packages	32,330	$211,666
Pakistan International Bulk Terminal *	285,600	77,940
		1,865,663
Oil & Gas — 18.2%
Byco Petroleum Pakistan *	189,800	35,461
National Refinery	31,300	166,523
Oil & Gas Development	517,240	694,029
Pakistan Oilfields	79,920	302,377
Pakistan Petroleum	178,800	253,476
Pakistan State Oil	126,430	488,469
		1,940,335
Telecommunications — 1.0%
Pakistan Telecommunication	701,080	109,845
Utilities — 8.6%
Hub Power	420,742	428,490
K-Electric *	1,863,200	165,875
Kot Addu Power	302,800	213,289
SUI Southern Gas *	282,200	104,236
		911,890
TOTAL INVESTMENTS — 101.0%
(Cost $10,565,522)		$10,772,355

Percentages are based on Net Assets of $10,663,533.

*	Non-income producing security.

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

96

Statements of Assets and Liabilities
October 31, 2016

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$85,084,566	$2,209,804	$31,181,647	$5,249,854
Cost of Repurchase Agreement	7,484,669	—	—	—
Cost of Foreign Currency	21,197	998	180	1,292
Investments, at Value	$72,984,060 *	$1,582,654	$28,099,509	$3,764,784
Repurchase Agreement, at Value	7,484,669	—	—	—
Cash	141,723	3,476	37,571	6,013
Foreign Currency, at Value	21,197	999	6	1,435
Receivable for Investment Securities Sold	11,324,823	113,681	4,460,551	356,137
Dividend and Interest Receivable	28,548	—	11,080	3,181
Total Assets	91,985,020	1,700,810	32,608,717	4,131,550
Liabilities:
Payable for Investment Securities Purchased	11,436,396	116,647	4,304,488	357,205
Obligation to Return Securities Lending Collateral	7,484,669	—	—	—
Payable due to Investment Adviser	41,317	888	15,620	2,098
Payable for Capital Shares Redeemed	—	—	—	1,955
Unrealized Depreciation on Spot Contracts	2	—	—	—
Total Liabilities	18,962,384	117,535	4,320,108	361,258
Net Assets	$73,022,636	$1,583,275	$28,288,609	$3,770,292
Net Assets Consist of:
Paid-in Capital	$124,682,292	$3,191,064	$34,887,423	$7,365,710
Undistributed Net Investment Income	922,520	32,231	528,232	51,038
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(40,481,675)	(1,012,871)	(4,044,912)	(2,161,387)
Net Unrealized Depreciation on Investments	(12,100,506)	(627,150)	(3,082,138)	(1,485,070)
Net Unrealized Appreciation on Foreign Currency Translations	5	1	4	1
Net Assets	$73,022,636	$1,583,275	$28,288,609	$3,770,292
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,100,000	150,000	2,050,000	300,000
Net Asset Value, Offering and Redemption Price Per Share	$11.97	$10.56	$13.80	$12.57
*Includes Market Value of Securities on Loan	$7,072,381	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

97

Statements of Assets and Liabilities
October 31, 2016

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$2,157,342	$13,452,705	$13,893,495	$5,235,229
Cost of Foreign Currency	180	10	4,009	204
Investments, at Value	$1,340,285	$13,930,645	$12,318,879	$4,067,735
Cash	4,212	17,540	31,328	8,947
Foreign Currency, at Value	200	10	4,012	187
Receivable for Investment Securities Sold	143,305	—	3,959	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	1
Dividend and Interest Receivable	—	—	2,024	257
Total Assets	1,488,002	13,948,195	12,360,202	4,077,127
Liabilities:
Payable for Investment Securities Purchased	145,679	—	3,974	—
Payable due to Investment Adviser	753	7,951	6,861	2,423
Payable for Foreign Capital Gains Tax on Appreciated Securities	—	—	—	6,862
Total Liabilities	146,432	7,951	10,835	9,285
Net Assets	$1,341,570	$13,940,244	$12,349,367	$4,067,842
Net Assets Consist of:
Paid-in Capital	$3,284,550	$15,258,644	$18,893,551	$8,633,638
Undistributed Net Investment Income	16,196	277,404	260,146	40,586
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,142,118)	(2,073,744)	(5,229,676)	(3,432,024)
Net Unrealized Appreciation (Depreciation) on Investments	(817,057)	477,940	(1,574,616)	(1,167,494)
Net Unrealized Depreciation on Foreign Currency Translations	(1)	—	(38)	(6,864)
Net Assets	$1,341,570	$13,940,244	$12,349,367	$4,067,842
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	99,971	600,000	900,000	500,000
Net Asset Value, Offering and Redemption Price Per Share	$13.42	$23.23	$13.72	$8.14

The accompanying notes are an integral part of the financial statements.

98

Statements of Assets and Liabilities
October 31, 2016

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Assets:
Cost of Investments	$100,931,222	$5,088,047	$6,647,563	$81,046,590
Cost of Foreign Currency	56,269	3,056	4,367	35,724
Investments, at Value	$90,086,050	$4,986,420	$7,166,488	$90,505,748
Foreign Currency, at Value	56,269	3,113	4,432	36,491
Cash	—	—	8,794	153,861
Dividend and Interest Receivable	21,243	8,530	6,675	7,065
Receivable for Investment Securities Sold	13,997	—	—	—
Receivable for Capital Shares Sold	—	495,912	—	8,316,769
Reclaim Receivable	—	—	—	1,183
Total Assets	90,177,559	5,493,975	7,186,389	99,021,117
Liabilities:
Cash Overdraft	1,298,382	7,408	—	—
Payable for Investment Securities Purchased	64,198	494,512	—	8,368,634
Payable due to Investment Adviser	37,008	2,792	4,612	50,248
Unrealized Depreciation on Spot Contracts	—	908	—	—
Payable due to Custodian	17,476	—	—	635
Total Liabilities	1,417,064	505,620	4,612	8,419,517
Net Assets	$88,760,495	$4,988,355	$7,181,777	$90,601,600
Net Assets Consist of:
Paid-in Capital	$175,862,847	$12,410,185	$11,585,920	$86,285,890
Undistributed Net Investment Income	724,010	34,327	31,230	209,519
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(76,980,677)	(7,354,830)	(4,954,642)	(5,354,693)
Net Unrealized Appreciation (Depreciation) on Investments	(10,845,172)	(101,627)	518,925	9,459,158
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(513)	300	344	1,726
Net Assets	$88,760,495	$4,988,355	$7,181,777	$90,601,600
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	9,630,000	500,000	500,000	3,824,975
Net Asset Value, Offering and Redemption Price Per Share	$9.22	$9.98	$14.36	$23.69

The accompanying notes are an integral part of the financial statements.

99

Statements of Assets and Liabilities
October 31, 2016

	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF	Global X MSCI Nigeria ETF
Assets:
Cost of Investments	$281,640,692	$131,123,889	$45,949,804	$44,980,419
Cost of Repurchase Agreement	2,806,650	31,508,904	3,124,587	—
Cost of Foreign Currency	12,055	102	28,469	1,316,619
Investments, at Value	$244,992,118 *	$113,581,544 *	$40,839,114 *	$29,391,735
Repurchase Agreement, at Value	2,806,650	31,508,904	3,124,587	—
Cash	671,391	188,655	—	—
Foreign Currency, at Value	12,006	104	11,577	1,317,283
Dividend and Interest Receivable	92,985	275,372	50,230	4,435
Receivable for Capital Shares Sold	—	—	—	648,428
Reclaim Receivable	—	—	578,041	406
Due from Broker	—	—	—	35,578
Total Assets	248,575,150	145,554,579	44,603,549	31,397,865
Liabilities:
Obligation to Return Securities Lending Collateral	2,806,650	31,508,904	3,124,587	—
Payable due to Investment Adviser	114,529	48,570	18,030	14,445
Payable for Investment Securities Purchased	—	—	—	2,108,562
Cash Overdraft	—	—	562,266	936,456
Unrealized Depreciation on Spot Contracts	—	—	19	1,547
Payable due to Custodian	30,619	—	—	18,853
Payable for Foreign Capital Gains Tax on Appreciated Securities	33,561	—	—	—
Due to Broker	28,495	—	—	309,460
Total Liabilities	3,013,854	31,557,474	3,704,902	3,389,323
Net Assets	$245,561,296	$113,997,105	$40,898,647	$28,008,542
Net Assets Consist of:
Paid-in Capital	$481,119,636	$153,538,927	$48,724,966	$53,196,122
Undistributed Net Investment Income	4,017,796	2,694,337	1,107,674	706,368
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(202,927,516)	(24,694,375)	(3,718,706)	(10,305,278)
Net Unrealized Depreciation on Investments	(36,648,574)	(17,542,345)	(5,110,690)	(15,588,684)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(46)	561	(104,597)	14
Net Assets	$245,561,296	$113,997,105	$40,898,647	$28,008,542
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	33,400,000	10,300,000	2,110,000	6,500,000
Net Asset Value, Offering and Redemption Price Per Share	$7.35	$11.07	$19.38	$4.31
*Includes Market Value of Securities on Loan	$2,586,020	$24,195,714	$2,140,756	$—

The accompanying notes are an integral part of the financial statements.

100

Statements of Assets and Liabilities
October 31, 2016

	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF	Global X MSCI Pakistan ETF
Assets:
Cost of Investments	$17,015,297	$35,359,044	$10,565,522
Cost of Repurchase Agreement	—	2,503,093	—
Cost of Foreign Currency	1,189	10,437	20,783
Investments, at Value	$15,072,702	$25,625,604 *	$10,772,355
Cash	36,344	—	—
Foreign Currency, at Value	1,941	10,462	21,758
Repurchase Agreement, at Value	—	2,503,093	—
Dividend and Interest Receivable	6,423	21,043	134,998
Reclaim Receivable	3,698	190,376	—
Receivable from Broker	—	2	—
Total Assets	15,121,108	28,350,580	10,929,111
Liabilities:
Payable due to Investment Adviser	6,276	12,033	6,306
Obligation to Return Securities Lending Collateral	—	2,503,093	—
Cash Overdraft	—	139,194	114,713
Payable due to Custodian	1,592	2,695	9,535
Payable for Foreign Capital Gains Tax on Appreciated Securities	1,444	—	135,024
Total Liabilities	9,312	2,657,015	265,578
Net Assets	$15,111,796	$25,693,565	$10,663,533
Net Assets Consist of:
Paid-in Capital	$38,091,327	$41,946,943	$10,494,604
Undistributed Net Investment Income	322,196	868,860	258,559
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(21,356,576)	(7,369,859)	(161,270)
Net Unrealized Appreciation (Depreciation) on Investments	(1,942,595)	(9,733,440)	206,833
Net Unrealized Depreciation on Foreign Currency Translations	(2,556)	(18,939)	(135,193)
Net Assets	$15,111,796	$25,693,565	$10,663,533
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	750,000	2,600,000	700,000
Net Asset Value, Offering and Redemption Price Per Share	$20.15	$9.88	$15.23
*Includes Market Value of Securities on Loan	$—	$255,976	$—

The accompanying notes are an integral part of the financial statements.

101

Statements of Operations
For the year ended October 31, 2016

	Global X China Consumer ETF		Global X China Energy ETF	Global X China Financials ETF		Global X China Industrials ETF
Investment Income:
Dividend Income	$1,749,235		$46,018	$769,855		$90,436
Interest Income	169		1	74		5
Security Lending Income	120,256		—	—		—
Less: Foreign Taxes Withheld	(35,776)		(2,763)	(55,479)		(5,047)
Total Investment Income	1,833,884		43,256	714,450		85,394
Supervision and Administration Fees(1)	506,253		9,883	180,450		26,095
Custodian Fees	201		19	902		129
Total Expenses	506,454		9,902	181,352		26,224
Net Investment Income	1,327,430		33,354	533,098		59,170
Net Realized Gain (Loss) on:
Investments	(13,183,652	)(2)	(254,878)	(10,834,075	) (2)	(790,007	)(2)
Foreign Currency Transactions	(1,940)		14	(79)		(43)
Net Realized Loss on Investments and Foreign Currency Transactions	(13,185,592)		(254,864)	(10,834,154)		(790,050)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,818,908		113,319	1,268,191		(1,351)
Foreign Currency Translations	3		1	5		1
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,818,911		113,320	1,268,196		(1,350)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions and Translations	(10,366,681)		(141,544)	(9,565,958)		(791,400)
Net Decrease in Net Assets Resulting from Operations	$(9,039,251)		$(108,190)	$(9,032,860)		$(732,230)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

102

Statements of Operations
For the year ended October 31, 2016

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$25,460	$380,411	$407,339	$86,853
Interest Income	3	22	25	14
Less: Foreign Taxes Withheld	(913)	(4,697)	(22,127)	(12,752)
Total Investment Income	24,550	375,736	385,237	74,115
Supervision and Administration Fees(1)	8,135	89,156	82,254	25,902
Custodian Fees	12	149	19	158
Total Expenses	8,147	89,305	82,273	26,060
Net Investment Income	16,403	286,431	302,964	48,055
Net Realized Gain (Loss) on:
Investments (2)	(241,688)	118,560	(1,805,790)	(718,624)
Foreign Currency Transactions	(6)	(21)	(4,588)	(3,004)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(241,694)	118,539	(1,810,378)	(721,628)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	309,175	331,619	2,386,067	1,262,564
Foreign Capital Gains Tax on Appreciated Securities	—	—	—	(6,862)
Foreign Currency Translations	—	—	(220)	(4)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	309,175	331,619	2,385,847	1,255,698
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	67,481	450,158	575,469	534,070
Net Increase in Net Assets Resulting from Operations	$83,884	$736,589	$878,433	$582,125

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

103

Statements of Operations
For the year ended October 31, 2016

	Global X MSCI Colombia ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Investment Income:
Dividend Income	$1,869,534	$85,712	$69,636	$874,579
Interest Income	288	—	—	104
Security Lending Income	27,092	—	—	—
Less: Foreign Taxes Withheld	(33,231)	(802)	(1,348)	(98,250)
Total Investment Income	1,863,683	84,910	68,288	776,433
Supervision and Administration Fees(1)	514,058	25,114	32,344	399,785
Tax Expense	–	89	23	–
Custodian Fees	123,104	40	8	2,466
Total Expenses	637,162	25,243	32,375	402,251
Waiver of Supervision and Administration Fees	(124,250)	–	–	–
Reimbursement from Adviser	(21,507)	–	–	–
Net Expenses	491,405	25,243	32,375	402,251
Net Investment Income	1,372,278	59,667	35,913	374,182
Net Realized Gain (Loss) on:
Investments (2)	(17,925,316)	(324,455)	(729,520)	3,125,005
Foreign Currency Transactions	(190,771)	(557)	341	4,724
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(18,116,087)	(325,012)	(729,179)	3,129,729
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	23,181,837	1,792,745	3,023,413	12,202,719
Foreign Currency Translations	(567)	959	771	1,743
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	23,181,270	1,793,704	3,024,184	12,204,462
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions and Translations	5,065,183	1,468,692	2,295,005	15,334,191
Net Increase in Net Assets Resulting from Operations	$6,437,461	$1,528,359	$2,330,918	$15,708,373

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

104

Statements of Operations
For the year ended October 31, 2016

	Global X MSCI Greece ETF		Global X MSCI Norway ETF		Global X FTSE Nordic Region ETF		Global X MSCI Nigeria ETF
Investment Income:
Dividend Income	$6,120,598		$4,117,633		$1,852,136		$1,135,758
Interest Income	1,503		157		5		324
Security Lending Income	30,253		495,042		13,448		—
Less: Foreign Taxes Withheld	(451,827)		(1,097,895)		(213,811)		(98,653)
Total Investment Income	5,700,527		3,514,937		1,651,778		1,037,429
Supervision and Administration Fees(1)	1,342,450		451,973		234,767		146,235
Custodian Fees	179,744		162		4,414		89,780
Total Expenses	1,522,194		452,135		239,181		236,015
Reimbursement from Adviser	–		–		–		(15,742)
Net Expenses	1,522,194		452,135		239,181		220,273
Net Investment Income	4,178,333		3,062,802		1,412,597		817,156
Net Realized Gain (Loss) on:
Investment	(134,843,912	)(2)	(13,079,604	)(2)	(466,015	)(2)	(4,784,233)
Foreign Currency Transactions	28,412		(46,647)		(14,264)		(80,430)
Net Realized Loss on Investments and Foreign Currency Transactions	(134,815,500)		(13,126,251)		(480,279)		(4,864,663)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	39,582,264		19,146,533		(6,029,395)		(7,936,674)
Foreign Currency Translations	(60)		50,745		(23,522)		1,587
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	39,582,204		19,197,278		(6,052,917)		(7,935,087)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(95,233,296)		6,071,027		(6,533,196)		(12,799,750)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(91,054,963)		$9,133,829		$(5,120,599)		$(11,982,594)

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

105

Statements of Operations
For the year or period ended October 31, 2016

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF		Global X MSCI Pakistan ETF
Investment Income:
Dividend Income	$764,463		$1,313,310		$417,109
Interest Income	1,031		1,383		39
Security Lending Income	—		184,325		—
Less: Foreign Taxes Withheld	(74,984)		(204,603)		(51,904)
Total Investment Income	690,510		1,294,415		365,244
Supervision and Administration Fees(1)	199,987		146,308		50,578
Custodian Fees	28,933		16,161		16,742
Total Expenses	228,920		162,469		67,320
Net Investment Income	461,590		1,131,946		297,924
Net Realized Gain (Loss) on:
Investments	(30,853,109	)(2)	3,357,471	)(2)	(133,976)
Foreign Currency Transactions	9,491		(6,147)		(3,634)
Net Realized Loss on Investments and Foreign Currency Transactions	(30,843,618)		(3,363,618)		(137,610)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,377,491		75,934		667,347
Foreign Capital Gains Tax on Appreciated Securities	(1,444)		—		(113,084)
Foreign Currency Translations	(11,769)		(1,452)		322
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	27,364,278		74,482		554,585
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(3,479,340)		(3,289,136)		416,975
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,017,750)		$(2,157,190)		$714,899

(1)	The Supervision and Administration fees includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements).
(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

106

Statements of Changes in Net Assets

	Global X China Consumer ETF				Global X China Energy ETF
	Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$1,327,430		$4,078,383		$33,354	$48,211
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(13,185,592	)(1)	(12,633,583	)(1)	(254,864)	79,371 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,818,911		7,369,978		113,320	(693,919)
Net Decrease in Net Assets Resulting from Operations	(9,039,251)		(1,185,222)		(108,190)	(566,337)
Dividends and Distributions from:
Net Investment Income	(4,048,651)		(2,353,761)		(49,338)	(81,629)
Total Dividends and Distributions	(4,048,651)		(2,353,761)		(49,338)	(81,629)
Capital Share Transactions:
Issued	12,709,523		4,518,462		—	—
Redeemed	(20,549,924)		(41,042,576)		—	(2,120,068)
Decrease in Net Assets from Capital Share Transactions	(7,840,401)		(36,524,114)		—	(2,120,068)
Total Decrease in Net Assets	(20,928,303)		(40,063,097)		(157,528)	(2,768,034)
Net Assets:
Beginning of Year	93,950,939		134,014,036		1,740,803	4,508,837
End of Year	$73,022,636		$93,950,939		$1,583,275	$1,740,803
Undistributed Net Investment Income	$922,520		$3,540,439		$32,231	$48,201
Share Transactions:
Issued	1,200,000		350,000		—	—
Redeemed	(1,950,000)		(3,200,000)		—	(150,000)
Net Decrease in Shares Outstanding from Share Transactions	(750,000)		(2,850,000)		—	(150,000)

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

107

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$533,098	$2,726,683	$59,170	$99,429
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(10,834,154)	3,004,884	(790,050)	861,527
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,268,196	(2,867,620)	(1,350)	(1,121,417)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,032,860)	2,863,947	(732,230)	(160,461)
Dividends and Distributions from:
Net Investment Income	(2,772,013)	(617,666)	(103,249)	(44,362)
Total Dividends and Distributions	(2,772,013)	(617,666)	(103,249)	(44,362)
Capital Share Transactions:
Issued	11,582,475	45,839,534	—	6,125,108
Redeemed	(28,846,647)	(39,313,495)	(2,616,503)	(4,518,645)
Increase (Decrease) in Net Assets from Capital Share Transactions	(17,264,172)	6,526,039	(2,616,503)	1,606,463
Total Increase (Decrease) in Net Assets	(29,069,045)	8,772,320	(3,451,982)	1,401,640
Net Assets:
Beginning of Year	57,357,654	48,585,334	7,222,274	5,820,634
End of Year	$28,288,609	$57,357,654	$3,770,292	$7,222,274
Undistributed Net Investment Income	$528,232	$2,726,593	$51,038	$95,160
Share Transactions:
Issued	800,000	2,850,000	—	350,000
Redeemed	(2,600,000)	(2,600,000)	(200,000)	(300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,800,000)	250,000	(200,000)	50,000

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

108

Statements of Changes in Net Assets

	Global X China Materials ETF		Global X NASDAQ China Technology ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$16,403	$70,649	$286,431	$99,519
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(241,694)	(389,807)	118,539	426,927
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	309,175	(339,993)	331,619	(2,620,410)
Net Increase (Decrease) in Net Assets Resulting from Operations	83,884	(659,151)	736,589	(2,093,964)
Dividends and Distributions from:
Net Investment Income	(70,832)	(30,768)	(100,894)	(64,823)
Total Dividends and Distributions	(70,832)	(30,768)	(100,894)	(64,823)
Capital Share Transactions:
Issued	—	4,880,764	—	2,507,379
Redeemed	—	(5,821,646)	(2,099,886)	(7,251,028)
Decrease in Net Assets from Capital Share Transactions	—	(940,882)	(2,099,886)	(4,743,649)
Total Increase (Decrease) in Net Assets	13,052	(1,630,801)	(1,464,191)	(6,902,436)
Net Assets:
Beginning of Year	1,328,518	2,959,319	15,404,435	22,306,871
End of Year	$1,341,570	$1,328,518	$13,940,244	$15,404,435
Undistributed Net Investment Income	$16,196	$70,631	$277,404	$91,745
Share Transactions:
Issued	—	250,000	—	100,000
Redeemed	—	(350,000)	(100,000)	(350,000)
Net Decrease in Shares Outstanding from Share Transactions	—	(100,000)	(100,000)	(250,000)

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

109

Statements of Changes in Net Assets

	Global X Southeast Asia ETF		Global X FTSE Andean 40 ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$302,964	$499,498	$48,055	$116,375
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(1,810,378)	(3,073,750)	(721,628)	(1,894,002)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	2,385,847	(2,491,872)	1,255,698	(313,544)
Net Increase (Decrease) in Net Assets Resulting from Operations	878,433	(5,066,124)	582,125	(2,091,171)
Dividends and Distributions from:
Net Investment Income	(486,151)	(689,799)	(85,704)	(168,007)
Total Dividends and Distributions	(486,151)	(689,799)	(85,704)	(168,007)
Capital Share Transactions:
Issued	—	1,664,730	318,633	432,014
Redeemed	(2,418,748)	(10,868,937)	—	(3,930,506)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,418,748)	(9,204,207)	318,633	(3,498,492)
Total Increase (Decrease) in Net Assets	(2,026,466)	(14,960,130)	815,054	(5,757,670)
Net Assets:
Beginning of Year	14,375,833	29,335,963	3,252,788	9,010,458
End of Year	$12,349,367	$14,375,833	$4,067,842	$3,252,788
Undistributed Net Investment Income	$260,146	$447,921	$40,586	$80,784
Share Transactions:
Issued	—	100,000	50,000	50,000
Redeemed	(200,000)	(750,000)	—	(450,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(200,000)	(650,000)	50,000	(400,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

110

Statements of Changes in Net Assets

	Global X MSCI Colombia ETF		Global X Brazil Mid Cap ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$1,372,278	$2,046,015	$59,667	$110,234
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(18,116,087)	(33,449,177)	(325,012)	(2,034,312)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	23,181,270	(18,888,106)	1,793,704	(863,040)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,437,461	(50,291,268)	1,528,359	(2,787,118)
Dividends and Distributions from:
Net Investment Income	(948,793)	(2,318,237)	(80,368)	(242,176)
Total Dividends and Distributions	(948,793)	(2,318,237)	(80,368)	(242,176)
Capital Share Transactions:
Issued	22,093,246	45,234,599	1,877,362	—
Redeemed	(5,437,401)	(26,696,623)	(1,426,319)	(1,823,648)
Increase (Decrease) in Net Assets from Capital Share Transactions	16,655,845	18,537,976	451,043	(1,823,648)
Total Increase (Decrease) in Net Assets	22,144,513	(34,071,529)	1,899,034	(4,852,942)
Net Assets:
Beginning of Year	66,615,982	100,687,511	3,089,321	7,942,263
End of Year	$88,760,495	$66,615,982	$4,988,355	$3,089,321
Undistributed Net Investment Income	$724,010	$491,296	$34,327	$55,329
Share Transactions:
Issued	2,650,000	4,150,000	200,000	—
Redeemed	(600,000)	(2,350,000)	(150,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,050,000	1,800,000	50,000	(200,000)

(1) Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

111

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF		Global X MSCI Argentina ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$35,913	$80,600	$374,182	$101,821
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(729,179)	(1,712,549)	3,129,729	(416,473)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	3,024,184	(2,485,770)	12,204,462	(1,540,989)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,330,918	(4,117,719)	15,708,373	(1,855,641)
Dividends and Distributions from:
Net Investment Income	(41,505)	(240,598)	(213,754)	(90,100)
Total Dividends and Distributions	(41,505)	(240,598)	(213,754)	(90,100)
Capital Share Transactions:
Issued	1,921,732	—	78,356,541	4,191,155
Redeemed	—	(2,613,701)	(18,604,618)	(7,542,603)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,921,732	(2,613,701)	59,751,923	(3,351,448)
Total Increase (Decrease) in Net Assets	4,211,145	(6,972,018)	75,246,542	(5,297,189)
Net Assets:
Beginning of Year	2,970,632	9,942,650	15,355,058	20,652,247
End of Year	$7,181,777	$2,970,632	$90,601,600	$15,355,058
Undistributed Net Investment Income	$31,230	$36,221	$209,519	$44,367
Share Transactions:
Issued	150,000	—	3,900,000	200,000
Redeemed	—	(250,000)	(850,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	150,000	(250,000)	3,050,000	(200,000)

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

112

Statements of Changes in Net Assets

	Global X MSCI Greece ETF		Global X MSCI Norway ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$4,178,333	$3,821,536	$3,062,802	$2,491,201
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(134,815,500)	(76,225,431)	(13,126,251)	(26,825,038)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	39,582,204	(8,460,738)	19,197,278	(7,387,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,054,963)	(80,864,633)	9,133,829	(31,721,679)
Dividends and Distributions from:
Net Investment Income	(3,840,043)	(956,353)	(2,212,531)	(4,921,308)
Total Dividends and Distributions	(3,840,043)	(956,353)	(2,212,531)	(4,921,308)
Capital Share Transactions:
Issued	71,752,872	336,524,730	54,452,738	41,588,211
Redeemed	(46,203,761)	(79,997,814)	(12,400,772)	(122,958,997)
Increase (Decrease) in Net Assets from Capital Share Transactions	25,549,111	256,526,916	42,051,966	(81,370,786)
Total Increase (Decrease) in Net Assets	(69,345,895)	174,705,930	48,973,264	(118,013,773)
Net Assets:
Beginning of Year	314,907,191	140,201,261	65,023,841	183,037,614
End of Year	$245,561,296	$314,907,191	$113,997,105	$65,023,841
Undistributed Net Investment Income	$4,017,796	$3,523,899	$2,694,337	$1,890,655
Share Transactions:
Issued	8,850,000	28,000,000	5,450,000	3,200,000
Redeemed	(5,700,000)	(6,600,000)	(1,200,000)	(9,500,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	3,150,000	21,400,000	4,250,000	(6,300,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

113

Statements of Changes in Net Assets

	Global X FTSE Nordic Region ETF				Global X MSCI Nigeria ETF
	Year Ended October 31, 2016		Year Ended October 31, 2015		Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$1,412,597		$1,410,352		$817,156	$908,373
Net Realized Loss on Investments and Foreign Currency Transactions	(480,279	)(1)	(325,550	)(1)	(4,864,663)	(4,431,226)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(6,052,917)		(4,012,414)		(7,935,087)	(5,677,883)
Net Decrease in Net Assets Resulting from Operations	(5,120,599)		(2,927,612)		(11,982,594)	(9,200,736)
Dividends and Distributions from:
Net Investment Income	(1,490,826)		(2,045,741)		(850,578)	(505,208)
Total Dividends and Distributions	(1,490,826)		(2,045,741)		(850,578)	(505,208)
Capital Share Transactions:
Issued	—		2,475,978		18,433,905	19,080,421
Redeemed	(5,085,717)		(4,833,389)		(2,215,314)	(1,675,335)
Increase (Decrease) in Net Assets from Capital Share Transactions	(5,085,717)		(2,357,411)		16,218,591	17,405,086
Total Increase (Decrease) in Net Assets	(11,697,142)		(7,330,764)		3,385,419	7,699,142
Net Assets:
Beginning of Year	52,595,789		59,926,553		24,623,123	16,923,981
End of Year	$40,898,647		$52,595,789		$28,008,542	$24,623,123
Undistributed Net Investment Income	$1,107,674		$1,135,677		$706,368	$820,220
Share Transactions:
Issued	—		100,000		3,700,000	2,000,000
Redeemed	(250,000)		(200,000)		(300,000)	(200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(250,000)		(100,000)		3,400,000	1,800,000

(1) Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

114

Statements of Changes in Net Assets

	Global X Next Emerging & Frontier ETF		Global X FTSE Portugal 20 ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$461,590	$2,874,787	$1,131,946	$1,001,642
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(30,843,618)	(10,679,341)	(3,363,618)	(4,824,501)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,364,278	(27,226,842)	74,482	(1,698,130)
Net Decrease in Net Assets Resulting from Operations	(3,017,750)	(35,031,396)	(2,157,190)	(5,520,989)
Dividends and Distributions from:
Net Investment Income	(2,414,376)	(2,316,518)	(1,260,520)	(575,663)
Total Dividends and Distributions	(2,414,376)	(2,316,518)	(1,260,520)	(575,663)
Capital Share Transactions:
Issued	2,018,082	8,809,775	5,179,446	25,089,819
Redeemed	(88,399,190)	(16,563,940)	(13,516,694)	(18,236,165)
Increase (Decrease) in Net Assets from Capital Share Transactions	(86,381,108)	(7,754,165)	(8,337,248)	6,853,654
Total Increase (Decrease) in Net Assets	(91,813,234)	(45,102,079)	(11,754,958)	757,002
Net Assets:
Beginning of Year	106,925,030	152,027,109	37,448,523	36,691,521
End of Year	$15,111,796	$106,925,030	$25,693,565	$37,448,523
Undistributed Net Investment Income	$322,196	$2,242,259	$868,860	$1,003,581
Share Transactions:
Issued	100,000	400,000	500,000	2,200,000
Redeemed	(4,900,000)	(800,000)	(1,350,000)	(1,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(4,800,000)	(400,000)	(850,000)	550,000

(1) Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

115

Statements of Changes in Net Assets

	Global X MSCI Pakistan ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$297,924	$110,549
Net Realized Loss on Investments and Foreign Currency Transactions	(137,610)	(8,726)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	554,585	(482,945)
Net Increase (Decrease) in Net Assets Resulting from Operations	714,899	(381,122)
Dividends and Distributions from:
Net Investment Income	(146,008)	—
Net Realized Gains	(18,840)	—
Total Dividends and Distributions	(164,848)	—
Capital Share Transactions:
Issued	4,446,623	6,047,981
Total Increase in Net Assets	4,996,674	5,666,859
Net Assets:
Beginning of Year/Period	5,666,859	—
End of Year/Period	$10,663,533	$5,666,859
Undistributed Net Investment Income	$258,559	$110,195
Share Transactions:
Issued	300,000	400,000
Net Increase in Shares Outstanding from Share Transactions	300,000	400,000

(1) Commenced operations on April 22, 2015.

The accompanying notes are an integral part of the financial statements.

116

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%) ††
Global X China Consumer ETF
2016	13.72	0 .20	(1 .36)	(1 .16)	(0 .59)	—	(0 .59)	11.97	(8 .57)	73,023	0 .65	1 .71	38 .13
2015	13.82	0 .53	(0 .37)	0 .16	(0 .26)	—	(0 .26)	13.72	1 .34	93,951	0 .65	3 .86	24 .57
2014	15.87	0 .17	(2 .07)	(1 .90)	(0 .15)	—	(0 .15)	13.82	(12 .09)	134,014	0 .65	1 .18	18 .89
2013	14.00	0 .16	1 .88	2 .04	(0 .17)	—	(0 .17)	15.87	14 .66	170,554	0 .65	1 .11	27 .76
2012	15.29	0 .24	(1 .47)	(1 .23)	(0 .06)	—	(0 .06)	14.00	(8 .06)	126,715	0 .65	1 .73	17 .32
Global X China Energy ETF
2016	11.61	0 .22	(0 .94)	(0 .72)	(0 .33)	—	(0 .33)	10.56	(6 .11)	1,583	0 .65	2 .19	22 .19
2015	15.03	0 .22	(3 .31)	(3 .09)	(0 .33)	—	(0 .33)	11.61	(20 .89)	1,741	0 .65	1 .66	15 .62
2014	15.11	0 .29	(0 .09)	0 .20	(0 .28)	—	(0 .28)	15.03	1 .34	4,509	0 .65	1 .90	12 .65
2013	13.76	0 .26	1 .34	1 .60	(0 .25)	—	(0 .25)	15.11	11 .72	4,534	0 .65	1 .82	24 .41
2012	13.78	0 .25	(0 .01)	0 .24	(0 .26)	—	(0 .26)	13.76	1 .87	4,816	0 .65	1 .85	17 .22
Global X China Financials ETF
2016	14.90	0 .25	(0 .62)	(0 .37)	(0 .73)	—	(0 .73)	13.80	(2 .56)	28,289	0 .65	1 .92	18 .43
2015	13.50	0 .54	1 .02	1 .56	(0 .16)	—	(0 .16)	14.90	11 .50	57,358	0 .65	3 .34	15 .88
2014	13.29	0 .23	0 .05^	0 .28	(0 .07)	—	(0 .07)	13.50	2 .08	48,585	0 .65	1 .76	6 .90
2013	12.03	0 .27	1 .36	1 .63	(0 .37)	—	(0 .37)	13.29	13 .61	42,518	0 .65	2 .09	33 .49
2012	10.92	0 .20	0 .92	1 .12	(0 .01)	—	(0 .01)	12.03	10 .28	6,013	0 .65	1 .76	14 .02
Global X China Industrials ETF
2016	14.44	0 .18	(1 .71)	(1 .53)	(0 .34)	—	(0 .34)	12.57	(10 .60)	3,770	0 .65	1 .47	14 .08
2015	12.93	0 .21	1 .40	1 .61	(0 .10)	—	(0 .10)	14.44	12 .49	7,222	0 .65	1 .38	23 .87
2014	12.14	0 .15	0 .83	0 .98	(0 .19)	—	(0 .19)	12.93	8 .13	5,821	0 .65	1 .24	10 .61
2013	11.40	0 .15	0 .75	0 .90	(0 .16)	—	(0 .16)	12.14	7 .89	4,248	0 .65	1 .28	19 .01
2012	11.39	0 .16	(0 .13)	0 .03	(0 .02)	—	(0 .02)	11.40	0 .30	4,561	0 .65	1 .48	23 .00
Global X China Materials ETF
2016	13.29	0 .16	0 .68	0 .84	(0 .71)	—	(0 .71)	13.42	6 .84	1,342	0 .65	1 .31	26 .33
2015	14.80	0 .40	(1 .70)	(1 .30)	(0 .21)	—	(0 .21)	13.29	(8 .95)	1,329	0 .65	2 .39	28 .59
2014	15.13	0 .19	(0 .27)	(0 .08)	(0 .25)	—	(0 .25)	14.80	(0 .57)	2,959	0 .65	1 .26	13 .51
2013(1)	16.28	0 .17	(1 .05)	(0 .88)	(0 .27)	—	(0 .27)	15.13	(5 .63)	2,269	0 .65	1 .65	31 .07
2012(1)	19.16	0 .25	(3 .13)	(2 .88)	—	—	—	16.28	(15 .03)	2,441	0 .65	1 .50	50 .30
Global X NASDAQ China Technology ETF
2016	22.01	0 .45	0 .91	1 .36	(0 .14)	—	(0 .14)	23.23	6 .20	13,940	0 .65	2 .09	42 .02
2015	23.48	0 .12	(1 .52)	(1 .40)	(0 .07)	—	(0 .07)	22.01	(5 .94)	15,404	0 .65	0 .52	44 .95
2014	20.63	0 .06	2 .80	2 .86	(0 .01)	—	(0 .01)	23.48	13 .85	22,307	0 .65	0 .29	64 .79
2013	13.77	0 .02	6 .92	6 .94	(0 .08)	—	(0 .08)	20.63	50 .68	10,317	0 .65	0 .14	57 .24
2012	15.38	0 .05	(1 .47)	(1 .42)	(0 .19)	—	(0 .19)	13.77	(9 .17)	2,754	0 .65	0 .35	53 .45

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

117

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%) ††
Global X Southeast Asia ETF
2016	13.07	0.31	0.78	1.09	(0.44)	—	(0.44)	13.72	8.75	12,349	0.65		2.40	12.94
2015	16.76	0.34	(3.61)	(3.27)	(0.42)	—	(0.42)	13.07	(19.97)	14,376	0.65		2.26	24.06
2014	17.12	0.39	(0.16)	0.23	(0.59)	—	(0.59)	16.76	1.68	29,336	0.65		2.36	8.36
2013	16.75	0.47	0.28^	0.75	(0.38)	—	(0.38)	17.12	4.50	49,634	0.65		2.73	24.07
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23	9.69
Global X FTSE Andean 40 ETF
2016	7.23	0.10	0.98	1.08	(0.17)	—	(0.17)	8.14	15.64	4,068	0.72		1.34	14.07
2015	10.60	0.17	(3.34)	(3.17)	(0.20)	—	(0.20)	7.23	(30.33)	3,253	0.72		2.02	21.91
2014	12.21	0.19	(1.63)	(1.44)	(0.17)	—	(0.17)	10.60	(11.84)	9,010	0.72		1.71	19.94
2013	14.37	0.23	(2.13)	(1.90)	(0.26)	—	(0.26)	12.21	(13.52)	10,382	0.72		1.71	22.05
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65	25.80
Global X MSCI Colombia ETF
2016	8.79	0.16	0.39	0.55	(0.12)	—	(0.12)	9.22	6.55	88,760	0.65	@	1.82	37.60
2015	17.42	0.31	(8.53)	(8.22)	(0.41)	—	(0.41)	8.79	(47.93)	66,616	0.61	@	2.80	66.93
2014	20.55	0.40	(2.78)	(2.38)	(0.75)	—	(0.75)	17.42	(11.73)	100,688	0.66	@	2.12	47.57
2013	21.89	0.42	(1.31)	(0.89)	(0.45)	—	(0.45)	20.55	(4.21)	149,625	0.75	@	2.05	52.06
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92	61.70
Global X Brazil Mid Cap ETF
2016	6.87	0.13	3.16	3.29	(0.18)	—	(0.18)	9.98	49.36	4,988	0.69		1.64	39.09
2015	12.22	0.21	(5.19)	(4.98)	(0.37)	—	(0.37)	6.87	(41.75)	3,089	0.69		2.26	31.63
2014	14.58	0.39	(2.04)	(1.65)	(0.71)	—	(0.71)	12.22	(11.59)	7,942	0.69		2.99	17.72
2013	15.55	0.50	(1.02)	(0.52)	(0.45)	—	(0.45)	14.58	(3.52)	12,390	0.69		3.32	16.38
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98	34.81
Global X Brazil Consumer ETF
2016	8.49	0.09	5.90	5.99	(0.12)	—	(0.12)	14.36	71.59	7,182	0.77		0.86	14.64
2015	16.57	0.15	(7.83)	(7.68)	(0.40)	—	(0.40)	8.49	(47.30)	2,971	0.77		1.26	29.16
2014	17.89	0.33	(1.44)	(1.11)	(0.21)	—	(0.21)	16.57	(6.20)	9,943	0.78	‡	1.98	18.59
2013	19.43	0.15	(1.45)	(1.30)	(0.24)	—	(0.24)	17.89	(6.80)	18,787	0.77		0.80	15.01
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83	49.88
Global X MSCI Argentina ETF
2016	19.81	0.15	3.89	4.04	(0.16)	—	(0.16)	23.69	20.65	90,602	0.74		0.69	20.88
2015	21.18	0.11	(1.39)	(1.28)	(0.09)	—	(0.09)	19.81	(6.04)	15,355	0.74		0.58	26.88
2014	20.29	0.10	0.91^	1.01	(0.12)	—	(0.12)	21.18	5.03	20,652	0.74		0.49	95.29
2013(1)	16.84	0.10	3.53	3.63	(0.18)	—	(0.18)	20.29	21.73	6,595	0.74		0.57	26.52
2012(1)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25	29.51

(1)	Per share amounts have been restated for a 1 for 2 reverse share split on May 16, 2013. See Note 7 in the Notes to Financial Statements.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.84%, 0.79%, 0.78%, 0.80%, and 0.83% for the years ended October 31, 2016, 2015, 2014, 2013, and 2012, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.77% for the Global X Brazil Consumer ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

118

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%) ††
Global X MSCI Greece ETF
2016	10.41	0.13	(3.07)	(2.94)	(0.12)	—	(0.12)	7.35	(28.33)	245,561	0.62		1.71		76.19
2015	15.84	0.18	(5.48)	(5.30)	(0.13)	—	(0.13)	10.41	(33.66)	314,907	0.62		1.61		29.35
2014	22.60	0.08	(6.83)	(6.75)	(0.01)	—	(0.01)	15.84	(29.83)	140,201	0.62		0.38		64.19
2013	16.16	0.15	6.32	6.47	(0.02)	(0.01)	(0.03)	22.60	40.14	94,938	0.61		0.84		77.29
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99
Global X MSCI Norway ETF
2016	10.75	0.35	0.34	0.69	(0.37)	—	(0.37)	11.07	6.86	113,997	0.50		3.39		16.62
2015	14.82	0.34	(3.58)	(3.24)	(0.83)	—	(0.83)	10.75	(22.50)	65,024	0.50		2.76		16.05
2014	16.76	0.63	(2.18)	(1.55)	(0.39)	—	(0.39)	14.82	(9.46)	183,038	0.50		3.76		26.50
2013	15.09	0.50	1.60	2.10	(0.43)	—	(0.43)	16.76	14.21	80,465	0.50		3.23		11.01
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
Global X FTSE Nordic Region ETF
2016	22.29	0.63	(2.91)	(2.28)	(0.63)	—	(0.63)	19.38	(10.54)	40,899	0.51		3.01		10.90
2015	24.36	0.59	(1.81)	(1.22)	(0.85)	—	(0.85)	22.29	(5.05)	52,596	0.50		2.53		7.76
2014	23.74	0.79	0.46	1.25	(0.63)	—	(0.63)	24.36	5.30	59,927	0.50		3.16		6.05
2013	18.65	0.62	4.97	5.59	(0.50)	—	(0.50)	23.74	30.54	56,015	0.50		2.92		8.95
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
Global X MSCI Nigeria ETF
2016	7.94	0.21	(3.54)	(3.33)	(0.30)	—	(0.30)	4.31	(43.30)	28,009	1.02	@	3.80		29.61
2015	13.02	0.34	(5.11)	(4.77)	(0.31)	—	(0.31)	7.94	(37.25)	24,623	0.68	@	3.72		34.00
2014	14.92	0.47	(2.16)	(1.69)	(0.17)	(0.04)	(0.21)	13.02	(11.55)	16,924	0.68	@	3.14		54.75
2013(2)	15.31	0.30	(0.69)	(0.39)	—	—	—	14.92	(2.55)	5,970	0.68	†@	3.54	†	5.44
Global X Next Emerging & Frontier ETF
2016	19.27	0.20	1.14^	1.34	(0.46)	—	(0.46)	20.15	7.33	15,112	0.56		1.13		9.35
2015	25.55	0.49	(6.37)	(5.88)	(0.40)	—	(0.40)	19.27	(23.29)	106,925	0.58		2.22		19.72
2014(3)	25.08	0.51	0.01^	0.52	(0.05)	—	(0.05)	25.55	2.07	152,027	0.58	†‡	2.00	†	24.14
Global X FTSE Portugal 20 ETF
2016	10.85	0.42	(0.93)	(0.51)	(0.46)	—	(0.46)	9.88	(4.86)	25,694	0.61		4.26		27.20
2015	12.65	0.30	(1.87)	(1.57)	(0.23)	—	(0.23)	10.85	(12.39)	37,449	0.61		2.68		35.26
2014(4)	15.04	0.38	(2.77)	(2.39)	—	—	—	12.65	(15.89)	36,692	0.61	†	2.58	†	53.58
Global X MSCI Pakistan ETF
2016	14.17	0.58	0.90	1.48	(0.37)	(0.05)	(0.42)	15.23	10.87	10,664	0.91		4.01		21.22
2015(5)	15.28	0.35	(1.46)	(1.11)	—	—	—	14.17	(7.26)	5,667	0.90	†	4.43	†	19.31

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on April 2, 2013.
(3)	The Fund commenced operations on November 6, 2013.
(4)	The Fund commenced operations on November 12, 2013.
(5)	The Fund commenced operations on April 22, 2015.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 1.10%, 0.92%, 0.92% and 0.92% for the years and or period ended October 31, 2016, 2015 ,2014, and 2013, respectively.
‡	The ratio of Expenses to Average Net Assets includes the effect of income taxes. If these expenses were excluded, the ratio would have been 0.58% for the Global X Next Emerging & Frontier ETF.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

119

Notes to Financial Statements

October 31, 2016

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2016, the Trust had 100 portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF (each a “Fund”, and collectively, the “Funds”). Each Fund had elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ and the Nigerian Stock Exchange), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ and the Nigerian Stock Exchange, the Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

120

Notes to Financial Statements (continued)

October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2016, there were securities valued using Fair Value Procedures of $7,931, $5,448, $6,311, $8,986, $4,903 and $2,085 in Global X China Industrials ETF, Global X China Materials ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Norway ETF and Global X FTSE Portugal 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

121

Notes to Financial Statements (continued)

October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2016. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

122

Notes to Financial Statements (continued)

October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount (2)
Global X China Consumer ETF
Barclays Bank	$6,000,000	$6,000,000	$-	$-
Deutsche Bank	1,484,669	1,484,669	-	-
Global X MSCI Greece ETF
Deutsche Bank	2,806,650	2,806,650	-	-
Global X MSCI Norway ETF
Barclays Bank	29,000,000	29,000,000	-	-
Deutsche Bank	2,508,904	2,508,904	-	-
Global X FTSE Nordic Region ETF
Deutsche Bank	3,124,587	3,124,587	-	-
Global X FTSE Portugal 20 ETF
Deutsche Bank	2,503,093	2,503,093	-	-

(1)As of October 31, 2016, the value of the collateral received exceeded the market value of the Funds' holding in the repurchase agreement. Please refer to the Schedule of Investments for the market value of each Fund's collateral.

(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

During the year ended October 31, 2016, the Global X Brazil Mid Cap ETF and Global X Brazil Consumer ETF incurred federal excise taxes in the amount of $89 and $23, respectively. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

123

Notes to Financial Statements (continued)

October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction payable to Brown Brothers Harriman & Co. (“BBH”), the Fund’s custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.

124

Notes to Financial Statements (continued)

October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Creation	Value at	Redemption
	Shares	Fee	October 31, 2016	Fee
Global X China Consumer ETF	50,000	$1,900	$598,500	$1,900
Global X China Energy ETF	50,000	1,900	528,000	1,900
Global X China Financials ETF	50,000	1,900	690,000	1,900
Global X China Industrials ETF	50,000	1,900	628,500	1,900
Global X China Materials ETF	50,000	1,900	671,000	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	1,161,500	1,900
Global X Southeast Asia ETF	50,000	2,300	686,000	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	407,000	2,300
Global X MSCI Colombia ETF	50,000	2,500	461,000	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	499,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	718,000	1,500
Global X MSCI Argentina ETF	50,000	1,000	1,184,500	1,000
Global X MSCI Greece ETF	50,000	1,000	367,500	1,000
Global X MSCI Norway ETF	50,000	1,400	553,500	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	969,000	1,400
Global X MSCI Nigeria ETF	50,000	2,300	215,500	2,300
Global X Next Emerging & Frontier ETF	50,000	9,500	1,007,500	9,500
Global X FTSE Portugal 20 ETF	50,000	1,000	494,000	1,000
Global X MSCI Pakistan ETF	50,000	3,800	762,000	3,800

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF pay

125

Notes to Financial Statements (continued)

October 31, 2016

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X MSCI Colombia ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X FTSE Portugal 20 ETF and Global X MSCI Pakistan ETF may pay up to 0.16%, 0.01%, 0.07%, 0.42%, 0.07%, 0.06% and 0.23%, respectively, in Custody Fees (in addition to the Supervision and Administration Fee). The Adviser reimbursed custody fees paid by the Global X MSCI Colombia ETF and the Global X MSCI Nigeria ETF in the amounts of $21,507 and 15,742, respectively.

Supervision
and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X Southeast Asia ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X MSCI Colombia ETF*	0.61%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X MSCI Argentina ETF	0.74%
Global X MSCI Greece ETF	0.55%
Global X MSCI Norway ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X MSCI Nigeria ETF**	0.68%
Global X Next Emerging & Frontier ETF	0.49%
Global X FTSE Portugal 20 ETF	0.55%
Global X MSCI Pakistan ETF	0.68%

*Pursuant to an expense limitation agreement, the Adviser has agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X MSCI Colombia ETF (the “Fund”) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.61% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser. As of October 31, 2016, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Colombia ETF were $145,757 expiring 2019, $133,126 expiring in 2018, and $132,223 expiring in 2017. As of October 31, 2016, there had been no recoupment of previously waived and reimbursed fees.

**Efffective March 2, 2016, the Adviser discontinued an expense limitation agreements that had been in place with respect to the Global X MSCI Nigeria ETF. As of October 31, 2016, the amounts of waivers/reimbursements subject to recoupment for Global X MSCI Nigeria ETF were $15,742 expiring in 2019, $58,656 expiring in 2018, and $33,893 expiring in 2017. As of October 31, 2016, there had been no recoupment of previously waived and reimbursed fees.

126

Notes to Financial Statements (continued)

October 31, 2016

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a Distribution Agreement. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of certain Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. BBH also serves as Transfer Agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, the Transfer Agent receives certain out of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

127

Notes to Financial Statements (continued)

October 31, 2016

4. INVESTMENT TRANSACTIONS

For the year ended October 31, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$31,222,893	$29,621,176
Global X China Energy ETF	338,660	352,186
Global X China Financials ETF	5,331,360	7,691,392
Global X China Industrials ETF	595,877	665,498
Global X China Materials ETF	327,567	342,250
Global X NASDAQ China Technology ETF	5,936,458	5,783,152
Global X Southeast Asia ETF	1,638,172	2,459,174
Global X FTSE Andean 40 ETF	620,047	506,311
Global X MSCI Colombia ETF	42,641,140	29,100,760
Global X Brazil Mid Cap ETF	1,686,927	1,412,569
Global X Brazil Consumer ETF	2,187,027	616,702
Global X MSCI Argentina ETF	12,879,490	11,359,417
Global X MSCI Greece ETF	190,343,039	189,309,174
Global X MSCI Norway ETF	15,859,387	15,238,215
Global X FTSE Nordic Region ETF	5,403,366	5,108,455
Global X MSCI Nigeria ETF	22,046,118	6,508,392
Global X Next Emerging & Frontier ETF	3,969,087	28,525,826
Global X FTSE Portugal 20 ETF	7,312,865	7,356,593
Global X MSCI Pakistan ETF	6,134,699	1,588,219

During the year ended October 31, 2016, there were no purchases or sales of long-term U.S. Government securities for the Funds.

128

Notes to Financial Statements (continued)

October 31, 2016

4. INVESTMENT TRANSACTIONS (continued)

For the year ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	8,335,368	20,544,683	(565,301)
Global X China Energy ETF	-	-	-
Global X China Financials ETF	11,578,774	28,868,519	(8,507,920)
Global X China Industrials ETF	-	2,574,819	(228,240)
Global X China Materials ETF	-	-	-
Global X NASDAQ China Technology ETF	-	2,061,309	293,542
Global X Southeast Asia ETF	-	1,770,489	(504,981)
Global X FTSE Andean 40 ETF	165,267	-	-
Global X MSCI Colombia ETF	6,492,950	1,635,821	422,324
Global X Brazil Mid Cap ETF	715,684	537,121	81,886
Global X Brazil Consumer ETF	350,985	-	-
Global X MSCI Argentina ETF	76,581,806	18,250,743	5,345,023
Global X MSCI Greece ETF	71,815,387	46,240,196	(977,470)
Global X MSCI Norway ETF	54,480,759	12,411,440	264,023
Global X FTSE Nordic Region ETF	-	5,083,458	793,419
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	1,568,756	65,046,354	(19,651,937)
Global X FTSE Portugal 20 ETF	5,189,524	13,500,567	(549,784)
Global X MSCI Pakistan ETF	-	-	-

For the year ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized Gain
	Purchases	Maturities	(Loss)
Global X China Consumer ETF	$1,135,345	$41,029,893	$(3,147,297)
Global X China Energy ETF	-	2,122,033	219,731
Global X China Financials ETF	45,882,818	39,106,611	3,401,732
Global X China Industrials ETF	6,131,493	4,518,457	1,036,289
Global X China Materials ETF	4,885,323	5,808,257	(332,946)
Global X NASDAQ China Technology ETF	1,415,138	6,938,264	1,274,116
Global X Southeast Asia ETF	1,207,349	8,031,728	(919,877)
Global X FTSE Andean 40 ETF	234,771	2,109,859	(480,205)
Global X MSCI Colombia ETF	15,101,015	9,743,616	(280,459)
Global X Brazil Mid Cap ETF	-	892,420	(229,856)
Global X Brazil Consumer ETF	-	513,276	(471,937)
Global X MSCI Argentina ETF	4,124,088	7,272,609	164,299
Global X MSCI Greece ETF	334,382,731	79,994,697	(11,482,974)
Global X MSCI Norway ETF	41,440,084	122,868,376	(20,092,704)
Global X FTSE Nordic Region ETF	2,472,391	4,832,278	1,294,820
Global X MSCI Nigeria ETF	-	-	-
Global X Next Emerging & Frontier ETF	6,537,161	12,195,780	(829,169)
Global X FTSE Portugal 20 ETF	25,105,756	18,233,849	(1,050,630)
Global X MSCI Pakistan ETF	-	-	-

129

Notes to Financial Statements (continued)

October 31, 2016

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to redemptions in-kind, sales of passive foreign investment companies, and excise tax, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2016.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Global X China Consumer ETF	$(1,059,075)	$103,302	$955,773
Global X China Energy ETF	–	14	(14)
Global X China Financials ETF	(8,637,130)	40,554	8,596,576
Global X China Industrials ETF	(244,244)	(43)	244,287
Global X China Materials ETF	(97,680)	(6)	97,686
Global X NASDAQ China Technology ETF	223,440	122	(223,562)
Global X Southeast Asia ETF	(520,854)	(4,588)	525,442
Global X FTSE Andean 40 ETF	–	(2,549)	2,549
Global X MSCI Colombia ETF	422,324	(190,771)	(231,553)
Global X Brazil Mid Cap ETF	81,797	(301)	(81,496)
Global X Brazil Consumer ETF	(23)	601	(578)
Global X MSCI Argentina ETF	5,234,413	4,724	(5,239,137)
Global X MSCI Greece ETF	(8,647,419)	155,607	8,491,812
Global X MSCI Norway ETF	128,938	(46,589)	(82,349)
Global X FTSE Nordic Region ETF	605,664	50,226	(655,890)
Global X MSCI Nigeria ETF	–	(80,430)	80,430
Global X Next Emerging & Frontier ETF	(19,680,955)	32,723	19,648,232
Global X FTSE Portugal 20 ETF	(1,314,514)	(6,147)	1,320,661
Global X MSCI Pakistan ETF	–	(3,552)	3,552

130

Notes to Financial Statements (continued)

October 31, 2016

5. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the periods ended October 31, 2016 and 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X China Consumer ETF
2016	$4,048,651	$–	$–	$4,048,651
2015	2,353,761	–	–	2,353,761
Global X China Energy ETF
2016	$49,338	$–	$–	$49,338
2015	81,629	–	–	81,629
Global X China Financials ETF
2016	$2,772,013	$–	$–	$2,772,013
2015	617,666	–	–	617,666
Global X China Industrials ETF
2016	$103,249	$–	$–	$103,249
2015	44,362	–	–	44,362
Global X China Materials ETF
2016	$70,832	$–	$–	$70,832
2015	30,768	–	–	30,768
Global X NASDAQ China Technology ETF
2016	$100,894	$–	$–	$100,894
2015	64,823	–	–	64,823
Global X Southeast Asia ETF
2016	$486,151	$–	$–	$486,151
2015	689,799	–	–	689,799
Global X FTSE Andean 40 ETF
2016	$85,704	$–	$–	$85,704
2015	168,007	–	–	168,007
Global X MSCI Colombia ETF
2016	$948,793	$–	$–	$948,793
2015	2,318,237	–	–	2,318,237
Global X Brazil Mid Cap ETF
2016	$80,368	$–	$–	$80,368
2015	242,176	–	–	242,176
Global X Brazil Consumer ETF
2016	$41,505	$–	$–	$41,505
2015	240,598	–	–	240,598
Global X MSCI Argentina ETF
2016	$213,754	$–	$–	$213,754
2015	90,100	–	–	90,100
Global X MSCI Greece ETF
2016	$3,840,043	$–	$–	$3,840,043
2015	956,353	–	–	956,353
Global X MSCI Norway ETF
2016	$2,212,531	$–	$–	$2,212,531
2015	4,921,308	–	–	4,921,308
Global X FTSE Nordic Region ETF
2016	$1,490,826	$–	$–	$1,490,826
2015	2,045,741	–	–	2,045,741
Global X MSCI Nigeria ETF
2016	$850,578	$–	$–	$850,578
2015	505,208	–	–	505,208
Global X Next Emerging & Frontier ETF
2016	$2,414,376	$–	$–	$2,414,376
2015	2,316,518	–	–	2,316,518
Global X FTSE Portugal 20 ETF
2016	$1,260,520	$–	$–	$1,260,520
2015	575,663	–	–	575,663
Global X MSCI Pakistan ETF
2016	$164,848	$–	$–	$164,848
2015	–	–	–	–

131

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

As of October 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$943,798	$32,232	$528,235
Capital Loss Carryforwards	(39,596,948)	(1,008,864)	(3,406,332)
Unrealized Depreciation on Investments and Foreign Currency	(13,006,502)	(631,155)	(3,720,715)
Other Temporary Differences	(4)	(2)	(2)
Total Accumulated Losses	$(51,659,656)	$(1,607,789)	$(6,598,814)

	Global X Funds
	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$51,042	$16,196	$512,966
Capital Loss Carryforwards	(2,139,294)	(1,109,924)	(1,831,567)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,507,164)	(849,252)	201
Other Temporary Differences	(2)	–	–
Total Accumulated Losses	$(3,595,418)	$(1,942,980)	$(1,318,400)

	Global X Funds
	Global X Southeast Asia ETF	Global X FTSE Andean 40 ETF	Global X MSCI Colombia ETF
Undistributed Ordinary Income	$260,145	$40,619	$1,040,833
Capital Loss Carryforwards	(5,106,632)	(3,031,751)	(63,528,411)
Unrealized Depreciation on Investments and Foreign Currency	(1,697,695)	(1,574,667)	(24,614,771)
Other Temporary Differences	(2)	3	(3)
Total Accumulated Losses	$(6,544,184)	$(4,565,796)	$(87,102,352)

	Global X Funds
	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X MSCI Argentina ETF
Undistributed Ordinary Income	$38,894	$31,229	$209,518
Capital Loss Carryforwards	(7,281,355)	(4,510,237)	(2,740,135)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(179,369)	74,864	6,846,329
Other Temporary Differences	–	1	(2)
Total Distributable Earnings (Accumulated Losses)	$(7,421,830)	$(4,404,143)	$4,315,710

132

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

	Global X Funds
	Global X MSCI Greece ETF	Global X MSCI Norway ETF	Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$4,017,794	$2,752,961	$1,335,960
Capital Loss Carryforwards	(115,436,458)	(17,425,477)	(3,148,918)
Unrealized Depreciation on Investments and Foreign Currency	(124,139,672)	(24,869,300)	(6,013,359)
Other Temporary Differences	(4)	(6)	(2)
Total Accumulated Losses	$(235,558,340)	$(39,541,822)	$(7,826,319)

	Global X Funds
	Global X MSCI Nigeria ETF	Global X Next Emerging & Frontier ETF	Global X FTSE Portugal 20 ETF
Undistributed Ordinary Income	$706,367	$322,606	$878,662
Capital Loss Carryforwards	(6,839,590)	(21,101,218)	(5,612,626)
Unrealized Depreciation on Investments and Foreign Currency	(19,054,357)	(2,200,917)	(11,519,414)
Other Temporary Differences	–	(2)	–
Total Accumulated Losses	$(25,187,580)	$(22,979,531)	$(16,253,378)

	Global X Funds
	Global X MSCI Pakistan ETF
Undistributed Ordinary Income	$292,242
Capital Loss Carryforwards	(96,696)
Unrealized Depreciation on Investments and Foreign Currency	(26,618)
Other Temporary Differences	1
Total Distributable Earnings	$168,929

133

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2016, the Funds that had capital loss carryforwards are listed below:

			Global X	Global X	Global X
		Global X	China	China	China
	Global X China	China	Financials	Industrials	Materials
Expiration date	Consumer ETF	Energy ETF	ETF	ETF	ETF
October 2019	$1,341,121	$33,912	$-	$-	$-
October 2018	173,208	-	551,954	94,810	-
	$1,514,329	$33,912	$551,954	$94,810	$-

	Global X		Global X	Global X
	NASDAQ	Global X	FTSE	MSCI	Global X
	China	Southeast	Andean 40	Colombia	Brazil Mid
Expiration date	Technology	Asia ETF	ETF	ETF	Cap ETF
October 2019	$236,466	$-	$120,886	$8,249,654	$918,379
October 2018	-	-	-	-	-
	$236,466	$-	$120,886	$8,249,654	$918,379

Global X
		MSCI	Global X	Global X	Global X
	Global X Brazil	Argentina	MSCI Greece	MSCI	FTSE Nordic
Expiration date	Consumer ETF	ETF	ETF	Norway ETF	Region ETF
October 2019	$563,593	$414,683	$-	$1,802,290	$-
October 2018	-	-	-	-	-
	$563,593	$414,683	$-	$1,802,290	$-

		Global X	Global X
		Next	FTSE	Global X
	Global X MSCI	Emerging &	Portugal 20	MSCI
Expiration date	Nigeria ETF	Frontier ETF	ETF	Pakistan ETF
October 2019	$-	$-	$-	$-
October 2018	-	-	-	-
	$-	$-	$-	$-

134

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$3,567,366	$34,515,253	$38,082,619
Global X China Energy ETF	116,783	858,169	974,952
Global X China Financials ETF	1,802,696	1,051,682	2,854,378
Global X China Industrials ETF	274,601	1,769,883	2,044,484
Global X China Materials ETF	65,324	1,044,600	1,109,924
Global X NASDAQ China Technology ETF	1,595,101	–	1,595,101
Global X Southeast Asia ETF	1,759,826	3,346,806	5,106,632
Global X FTSE Andean 40 ETF	422,513	2,488,352	2,910,865
Global X MSCI Colombia ETF	20,421,461	34,857,296	55,278,757
Global X Brazil Mid Cap ETF	1,070,992	5,291,984	6,362,976
Global X Brazil Consumer ETF	1,227,376	2,719,268	3,946,644
Global X MSCI Argentina ETF	646,683	1,678,769	2,325,452
Global X MSCI Greece ETF	54,197,276	61,239,182	115,436,458
Global X MSCI Norway ETF	5,485,730	10,137,457	15,623,187
Global X FTSE Nordic Region ETF	1,085,662	2,063,256	3,148,918
Global X MSCI Nigeria ETF	3,869,879	2,969,711	6,839,590
Global X Next Emerging & Frontier ETF	4,889,604	16,211,614	21,101,218
Global X FTSE Portugal 20 ETF	3,150,668	2,461,958	5,612,626
Global X MSCI Pakistan ETF	39,866	56,830	96,696

During the year ended October 31, 2016 the Funds did not utilize capital loss carryforwards to offset capital gains.

135

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$93,475,236	$7,066,584	$(20,073,091)	$(13,006,507)
Global X China Energy ETF	2,213,810	51,795	(682,951)	(631,156)
Global X China Financials ETF	31,820,228	78,980	(3,799,699)	(3,720,719)
Global X China Industrials ETF	5,271,948	117,905	(1,625,069)	(1,507,164)
Global X China Materials ETF	2,189,536	27,716	(876,967)	(849,251)
Global X NASDAQ China Technology ETF	13,930,444	2,608,382	(2,608,181)	201
Global X Southeast Asia ETF	14,016,536	580,787	(2,278,444)	(1,697,657)
Global X FTSE Andean 40 ETF	5,635,538	161,061	(1,728,864)	(1,567,803)
Global X MSCI Colombia ETF	114,700,308	2,047,801	(26,662,059)	(24,614,258)
Global X Brazil Mid Cap ETF	5,166,089	608,336	(788,005)	(179,669)
Global X Brazil Consumer ETF	7,091,968	1,094,243	(1,019,723)	74,520
Global X MSCI Argentina ETF	83,661,146	11,269,463	(4,424,861)	6,844,602
Global X MSCI Greece ETF	371,938,395	15,159,437	(139,299,064)	(124,139,627)
Global X MSCI Norway ETF	169,960,308	6,257,797	(31,127,657)	(24,869,860)
Global X FTSE Nordic Region ETF	49,872,464	2,165,764	(8,074,527)	(5,908,763)
Global X MSCI Nigeria ETF	48,446,106	123,304	(19,177,675)	(19,054,371)
Global X Next Emerging & Frontier ETF	17,271,064	971,487	(3,169,849)	(2,198,362)
Global X FTSE Portugal 20 ETF	39,629,171	941,027	(12,441,501)	(11,500,474)
Global X MSCI Pakistan ETF	10,663,780	851,695	(743,120)	108,575

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

136

Notes to Financial Statements (continued)
October 31, 2016

6. CONCENTRATION OF RISKS (continued)

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds (other than the Global X Next Emerging & Frontier ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X Next Emerging & Frontier ETF) may utilize a representative sampling strategy with respect to their underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes).

Because of the practical difficulties and expense of purchasing all of the securities in its respective underlying indices, the Global X Next Emerging & Frontier ETF does not expect to purchase all of the securities in its underlying indices.  Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Fund’s objective.  As such, the Fund may purchase a subset of the securities in its respective underlying index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the underlying index.

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

A more complete description of risks is included in each Fund’s prospectus and SAI.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRS). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

137

Notes to Financial Statements (continued)
October 31, 2016

7. LOANS OF PORTFOLIO SECURITIES (continued)

As of October 31, 2016, the value of the securities on loan was $7,072,381, $2,586,020, $24,195,714, $2,140,756 and $255,976 for the Global X China Consumer ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively. The value of securities purchased with the cash collateral held from securities on loan was $7,484,669, $2,806,650, $31,508,904 , $3,124,587 and $2,503,093 for the Global X China Consumer ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF and Global X FTSE Portugal 20 ETF, respectively.

At October 31, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X China Consumer ETF
Credit Suisse	$228,817	$241,800
Deutsche Bank	1,847,526	1,936,475
Goldman Sachs	1,469,958	1,566,500
Jefferies	408,183	452,200
Morgan Stanley	3,117,897	3,287,694
Global X MSCI Greece ETF
Credit Suisse	1,720,000	1,850,000
ML Pierce, Fenner & Smith	866,020	956,650
Global X MSCI Norway ETF
BMO Capital Markets	24,481	27,800
Citigroup	625,195	683,475
Credit Suisse	963,444	1,045,550
Deutsche Bank	82,602	92,507
Goldman Sachs	11,060,076	17,627,743
Jefferies	103,733	107,510
JPMorgan	638,605	682,403
ML Pierce, Fenner & Smith	109,717	112,213
SG Americas	11,928	13,080
UBS Securities	10,575,933	11,116,623
Global X FTSE Nordic Region ETF
Credit Suisse	1,313,466	1,393,500
Deutsche Bank	142,016	1,012,557
UBS Securities	685,274	718,530
Global X FTSE Portugal 20 ETF
Citigroup	869	1,981,637
Credit Suisse	170,041	185,426
JPMorgan	84,740	143,390
ML Pierce, Fenner & Smith	115	96,500
Morgan Stanley	211	96,140

138

Notes to Financial Statements (continued)
October 31, 2016

8. CHANGE IN ACCOUNTING ESTIMATE

Effective November 1, 2015, the Funds changed their method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated. There is no impact to net assets, total return, or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X MSCI Argentina ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

11. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

12. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

139

Notes to Financial Statements (concluded)
October 31, 2016

12. SUBSEQUENT EVENTS (continued)

New Series

Subsequent to October 31, 2016, the following investment series of the Trust was launched: Global X MSCI SuperDividend® EAFE ETF.

Name and Index Change for Global X FTSE Portugal 20 ETF

On or around December 6, 2016, the following changes took effect for the Global X FTSE Portugal 20 ETF.

	Old Fund Name and Underlying Index	New Fund Name and Underlying Index
Name	Global X FTSE Portugal 20 ETF	Global X MSCI Portugal ETF
Index	FTSE Portugal 20 Index	MSCI All Portugal Plus 25/50 Index
Index Components	20	20*
Index Description	The FTSE Portugal 20 Index is designed to reflect broad-based equity market performance in Portugal. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The index is comprised of the top 20 companies that are domiciled in, principally traded in or whose revenues are primarily from Portugal. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States.	The MSCI All Portugal Plus 25/50 Index is designed to represent the performance of the Broad Portugal Equity Universe, while including constituents with minimum levels of liquidity. The Broad Portugal Equity Universe includes securities that are classified in Portugal according to the MSCI Global Investable Market Index Methodology, together with companies that are headquartered or listed in Portugal and carry out the majority of their operations in Portugal. A specific capping methodology is applied to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States.

The prior index is the FTSE Portugal 20 Index (the “Prior Index”). The Prior Index is designed to reflect broad-based equity market performance in Portugal. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The new index is the MSCI All Portugal Plus 25/50 Index (the “New Index”). The New Index is designed to represent the performance of the Broad Portugal Equity Universe, while including constituents with minimum levels of liquidity and applying a specific capping methodology to facilitate compliance with the rules governing the listing of financial products on exchanges in the United States.

On or around March 1, 2017, the Global X Next Emerging & Frontier ETF anticipates changing its diversification status from “non-diversified” to “diversified.”

140

Report of Independent Registered Public Accounting Firm
October 31, 2016

To the Board of Trustees and Shareholders of Global X Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X Southeast Asia ETF, Global X FTSE Andean 40 ETF, Global X MSCI Colombia ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X MSCI Argentina ETF, Global X MSCI Greece ETF, Global X MSCI Norway ETF, Global X FTSE Nordic Region ETF, Global X MSCI Nigeria ETF, Global X Next Emerging & Frontier ETF, Global X MSCI Portugal ETF and Global X MSCI Pakistan ETF (nineteen of the series constituting Global X Funds, hereafter referred to as the "Funds") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year or period ended October 31, 2015 and the financial highlights for each of the years or periods ended on or prior to October 31, 2015 were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2016

141

Disclosure of Fund Expenses (unaudited)

ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2016 through October 31, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

142

Disclosure of Fund Expenses (unaudited) (continued)

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,052.80	0.65%	$3.36
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.31
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,041.40	0.65%	$3.35
Hypothetical 5% Return	1,000.00	1,021.86	0.65	3.32
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,115.60	0.66%	$3.50
Hypothetical 5% Return	1,000.00	1,021.83	0.66	3.34
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$1,017.80	0.66%	$3.33
Hypothetical 5% Return	1,000.00	1,021.83	0.66	3.34
Global X China Materials ETF
Actual Fund Return	$1,000.00	$1,057.50	0.65%	$3.37
Hypothetical 5% Return	1,000.00	1,021.86	0.65	3.31
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,095.80	0.65%	$3.43
Hypothetical 5% Return	1,000.00	1,021.86	0.65	3.31
Global X Southeast Asia ETF
Actual Fund Return	$1,000.00	$1,026.20	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.31
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$1,031.70	0.73%	$3.71
Hypothetical 5% Return	1,000.00	1,021.48	0.73	3.70
Global X MSCI Colombia ETF
Actual Fund Return	$1,000.00	$967.50	0.68%	$3.36
Hypothetical 5% Return	1,000.00	1,021.72	0.68	3.46
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$1,209.70	0.69%	$3.84
Hypothetical 5% Return	1,000.00	1,021.66	0.69	3.51
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,376.80	0.77%	$4.59
Hypothetical 5% Return	1,000.00	1,021.27	0.77	3.91
Global X MSCI Argentina ETF
Actual Fund Return	$1,000.00	$1,150.60	0.74%	$4.02
Hypothetical 5% Return	1,000.00	1,021.40	0.74	3.78
Global X MSCI Greece ETF
Actual Fund Return	$1,000.00	$936.30	0.64%	$3.10
Hypothetical 5% Return	1,000.00	1,021.94	0.64	3.24
Global X MSCI Norway ETF
Actual Fund Return	$1,000.00	$1,017.50	0.50%	$2.54
Hypothetical 5% Return	1,000.00	1,022.62	0.50	2.54
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$895.60	0.52%	$2.47
Hypothetical 5% Return	1,000.00	1,022.53	0.52	2.64
Global X MSCI Nigeria ETF
Actual Fund Return	$1,000.00	$706.60	1.25%	$5.35
Hypothetical 5% Return	1,000.00	1,018.87	1.25	6.33

143

Disclosure of Fund Expenses (unaudited) (concluded)

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Next Emerging & Frontier ETF
Actual Fund Return	$1,000.00	$1,005.00	0.47%	$2.38
Hypothetical 5% Return	1,000.00	1,022.76	0.47	2.40
Global X FTSE Portugal 20 ETF
Actual Fund Return	$1,000.00	$960.20	0.60%	$2.98
Hypothetical 5% Return	1,000.00	1,022.10	0.60	3.07
Global X MSCI Pakistan ETF
Actual Fund Return	$1,000.00	$1,108.40	0.91%	$4.84
Hypothetical 5% Return	1,000.00	1,020.55	0.91	4.64

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.).

144

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com.

145

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by the Trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Ave, 20th floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	54[3]	None.
Scott R. Chichester[1] 600 Lexington Ave, 20th floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	54[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011); Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Ave, 20th floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	54[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-present).

146

Trustees and Officers of the Trust (unaudited)(continued)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th Floor New York, NY 10022 (1976)	Trustee (since 2008); President, Chief Executive Officer (since 2008).	Chief Executive Officer, Global X Management Company ("GXMC") (since 2008); Chief Compliance Officer, GXMC (2008-2013).	None.
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005-2012).	None.
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012).	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - 9/2016).	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	None.

147

Trustees and Officers of the Trust (unaudited)(concluded)

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees
Lisa Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013).	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	None.
Eric Kleinschmidt[4] One Freedom Valley Drive Oaks, PA 19456 (1962)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present.	None.

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2016, the Trust had one hundred investment portfolios, fifty-four of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

148

Notice to Shareholders (unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Funds have designated the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X China Consumer ETF	0.00%	100.00%	100.00%	0.00%	27.06%	0.00%	0.00%	0.00%	0.86%
Global X China Energy ETF	0.00%	100.00%	100.00%	0.00%	94.96%	0.00%	0.00%	0.00%	5.30%
Global X China Financials ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	1.96%
Global X China Industrials ETF	0.00%	100.00%	100.00%	0.00%	99.58%	0.00%	0.01%	0.00%	4.66%
Global X China Materials ETF	0.00%	100.00%	100.00%	0.00%	82.26%	0.00%	0.00%	0.00%	1.27%
Global X NASDAQ China Technology ETF	0.00%	100.00%	100.00%	0.00%	91.28%	0.00%	0.01%	0.00%	4.45%
Global X Southeast Asia ETF	0.00%	100.00%	100.00%	0.00%	39.99%	0.00%	0.00%	0.00%	4.35%
Global X FTSE Andean 40 ETF	0.00%	100.00%	100.00%	0.36%	91.51%	0.00%	0.00%	0.00%	12.95%
Global X MSCI Colombia ETF	0.00%	100.00%	100.00%	0.00%	92.60%	0.01%	0.01%	0.00%	3.38%
Global X Brazil Mid Cap ETF	0.00%	100.00%	100.00%	0.00%	66.23%	0.00%	2.16%	0.00%	0.00%
Global X Brazil Consumer ETF	0.00%	100.00%	100.00%	0.00%	66.13%	0.00%	14.61%	0.00%	0.00%
Global X MSCI Argentina ETF	0.00%	100.00%	100.00%	3.28%	100.00%	0.00%	0.01%	0.00%	31.49%
Global X MSCI Greece ETF	0.00%	100.00%	100.00%	0.64%	100.00%	0.02%	0.00%	0.00%	10.50%
Global X MSCI Norway ETF	0.00%	100.00%	100.00%	0.00%	40.53%	0.00%	0.00%	0.00%	20.03%
Global X FTSE Nordic Region ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	10.93%
Global X MSCI Nigeria ETF	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.02%	0.00%	10.39%
Global X Next Emerging & Frontier ETF	0.00%	100.00%	100.00%	0.01%	98.51%	0.00%	0.01%	0.00%	3.01%
Global X FTSE Portugal 20 ETF	0.00%	100.00%	100.00%	0.00%	99.33%	0.01%	0.03%	0.00%	13.96%
Global X MSCI Pakistan ETF	0.00%	100.00%	100.00%	0.00%	100.00%	0.02%	0.00%	0.00%	23.95%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year.  Generally, interest from direct U.S. Government obligations is exempt from state income tax.  However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" is reflected as a percentage of ordinary income distribution. Interest related dividends is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

149

Notice to Shareholders (unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2016, the total amount of foreign source income and foreign tax credit are as follows:

Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X China Consumer ETF	$1,610,709	$35,321
Global X China Energy ETF	46,019	2,763
Global X China Financials ETF	769,856	55,479
Global X China Industrials ETF	90,436	5,046
Global X China Materials ETF	25,460	913
Global X NASDAQ China Technology ETF	290,141	4,697
Global X Southeast Asia ETF	391,111	22,127
Global X FTSE Andean 40 ETF	81,808	12,752
Global X MSCI Colombia ETF	1,488,275	33,209
Global X Brazil Mid Cap ETF	-	-
Global X Brazil Consumer ETF	-	-
Global X MSCI Argentina ETF	213,930	98,233
Global X MSCI Greece ETF	5,116,045	450,738
Global X MSCI Norway ETF	4,117,633	554,317
Global X FTSE Nordic Region ETF	1,465,371	183,035
Global X MSCI Nigeria ETF	1,135,758	98,653
Global X Next Emerging & Frontier ETF	734,508	74,901
Global X FTSE Portugal 20 ETF	1,313,311	204,603
Global X MSCI Pakistan ETF	417,109	51,904

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

150

NOTES

NOTES

600 Lexington Avenue, 20th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 20036

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

2001 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-AR-002-0600

Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® Emerging Markets ETF (formerly, Global X SuperDividend® Emerging Markets ETF) (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Social Media Index ETF (ticker: SOCL)
Global X | JPMorgan Efficiente Index ETF (ticker: EFFE)
Global X | JPMorgan US Sector Rotator Index ETF (ticker: SCTO)
Global X Permanent ETF (ticker: PERM)
Global X Guru® Index ETF (ticker: GURU)
Global X Guru® Activist Index ETF (ticker: ACTX)
Global X Guru® International Index ETF (ticker: GURI)
Global X Scientific Beta US ETF (ticker: SCIU)
Global X Scientific Beta Europe ETF (ticker: SCID)
Global X Scientific Beta Japan ETF (ticker: SCIJ)
Global X Scientific Beta Asia ex-Japan ETF (ticker: SCIX)
Global X YieldCo Index ETF (ticker: YLCO)
Global X S&P 500® Catholic Values ETF (ticker: CATH)

Annual Report

October 31, 2016

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® ETF

Global X SuperDividend® ETF

The Global X SuperDividend® ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 100 equally-weighted companies that rank among the highest dividend yielding equity securities in the world including emerging market countries, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.23%, while the Underlying Index increased 5.00%. The Fund had a net asset value of $20.65 per share on October 31, 2015 and ended the reporting period with a net asset value of $20.43 on October 31, 2016.

During the reporting period, the highest returns came from ONEOK and Williams Companies, which returned 136.66% and 103.92%, respectively. The worst performers were United Development Funding IV and Costamare, which returned-90.64% and -48.21%, respectively.

Stocks held by the Fund have among the highest dividend yields in the world. High dividend investing is a value-oriented strategy that was positively impacted by the performance of value stocks versus their growth counterparts. Over the reporting period, the Fund had an average approximate exposure of 40.1% to stocks in the U.S., 18.5% to stocks in Australia, and 6.8% to stocks in Singapore. Over the reporting period, stocks in the Fund from these regions had total returns of approximately 15.4%, 15.6% and 8.2%, respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® ETF	6.23%	6.58%	1.57%	1.53%	3.52%	3.52%
Solactive Global SuperDividend® Index	5.00%	5.00%	1.10%	1.10%	2.95%	2.95%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	12.23%	12.23%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 8, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

1

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® U.S. ETF

Global X SuperDividend® U.S. ETF

The Global X SuperDividend® U.S. ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend® U.S. Low Volatility Index ("Underlying Index").The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally-weighted common stocks including master limited partnerships ("MLPs") and real estate investment trust ("REITs") that rank among the highest dividend yielding equity securities in the United States, as defined by the index provider. The Underlying Index is comprised of securities that the index provider determines to have lower relative volatility, as measured by the beta, a measure of a security's sensitivity to the movements of the broader market, of each security relative to the market benchmark.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 2.13%, while the Underlying Index increased 3.35%. The Fund had a net asset value of $25.23 per share on October 31, 2015 and ended the reporting period with a net asset value of $24.00 on October 31, 2016.

During the reporting period, the highest returns came from CONE Midstream Partners and Summit Midstream Partners, which returned 108.89% and 89.46%, respectively. The worst performers were Midcoast Energy Partners and Archrock Partners, which returned -65.27% and -61.31%, respectively.

The Fund invests in many of the highest yielding stocks in the US. High dividend investing is a value-oriented strategy that was positively impacted by the performance of value stocks versus their growth counterparts. Over the course of the reporting period, the high dividend strategy maintained significant exposures to the financials sector at an approximate average weight of 24.7%, utilities at 24.7%, and consumer discretionary at 15.1%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® U.S. ETF	2.13%	2.12%	4.06%	4.01%	5.36%	5.53%
INDXX SuperDividend® U.S. Low Volatility Index	3.35%	3.35%	4.66%	4.66%	5.94%	5.94%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	11.24%	11.24%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 11, 2013.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

2

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Emerging Markets ETF

Global X SuperDividend® Emerging Markets ETF

The Global X SuperDividend® Emerging Markets ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the INDXX SuperDividend® Emerging Markets Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by the index provider. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, and Thailand. The Underlying Index selects the publicly-listed securities in these markets with the highest dividend yield, subject to minimum market capitalization and liquidity requirements, and subject to maximum allocations to individual countries and sectors.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 15.58%, while the Underlying Index increased 16.91%. The Fund had a net asset value of $13.73 per share on October 31, 2015 and ended the reporting period with a net asset value of $14.96 on October 31, 2016.

During the reporting period, the highest returns came from Vedanta Limited and Banco do Brasil, which returned 186.97% and 179.08%, respectively. The worst performers were Bradespar and Vedanta Resources, which returned -59.62% and -54.66%, respectively.

During the reporting period, emerging markets experienced bouts of volatility given uncertainties around U.S. Federal Reserve rate hikes, Chinese economic growth, and rapidly changing oil prices. Stocks held by the Fund have among the highest dividend yields in the emerging markets. Over the reporting period, the Fund had an average approximate exposure of 20.1% to stocks in the China, 13.7% to stocks in Brazil, 13.3% to stocks in Russia. Materials, real estate, and telecommunication services stocks received the highest average allocation in the Fund at 19.2%, 14.4% and 12.7% respectively.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® Emerging Markets ETF	15.58%	15.84%	6.00%	6.06%
Indxx SuperDividend® Emerging Markets Index	16.91%	16.91%	7.10%	7.10%
S&P 500	4.51%	4.51%	3.46%	3.46%

3

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® Emerging Markets ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

4

Management Discussion of Fund Performance (unaudited)
Global X SuperDividend® REIT ETF

Global X SuperDividend® REIT ETF

The Global X SuperDividend® REIT ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global SuperDividend® REIT Index (“Underlying Index”). The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of real estate investment trusts (“REITs”) that rank among the highest-yielding REITs globally, as determined by the index provider. The index provider screens the highest yielding REITs to exclude REITs that have historically exhibited the highest volatility, as determined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 21.01%, while the Underlying Index increased 18.96%. The Fund had a net asset value of $13.18 per share on October 31, 2015 and ended the reporting period with a net asset value of $14.60 on October 31, 2016.

During the reporting period, the highest returns came from RMR Group and Senior Housing Properties Trust, which returned 75.36% and 55.64%, respectively. The worst performers were Redefine Properties and Government Properties Income Trust, which returned -25.91% and -12.13%, respectively.

The Fund invests in among the highest dividend yielding REITs around the world. REITs performed well over the course of the reporting period as government yields fell in many places around the world and investors continued to seek income from alternative sources. During the reporting period, the Fund had an average approximate exposure of 83.4% to U.S. REITs, 10.8% to Canadian REITs and 2.8% to Australian REITs.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperDividend® REIT ETF	21.01%	20.84%	6.22%	6.32%
Solactive Global SuperDividend® REIT Index	18.96%	18.96%	4.22%	4.22%
S&P 500	4.51%	4.51%	3.46%	3.46%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 16, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

5

Management Discussion of Fund Performance (unaudited)
Global X SuperIncome™ Preferred ETF

Global X SuperIncome™ Preferred ETF

The Global X SuperIncome™ Preferred ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Enhanced Yield North American Preferred Stock Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the performance of the highest-yielding preferred securities in the United States and Canada, as determined by the index provider. The Underlying Index is comprised of preferred stocks that meet certain criteria relating to size, liquidity, issuer concentration and rating, maturity and other requirements, as determined by the index provider. The Underlying Index does not seek to directly reflect the performance of the companies issuing the preferred stock.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 4.44%, while the Underlying Index increased 4.89%. The Fund had a net asset value of $13.49 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.16 on October 31, 2016.

During the reporting period, the highest returns came from Northstar Realty Finance and Vereit, which returned 17.48% and 15.35%, respectively. The worst performers were ArcelorMittal and PartnerRe, which returned -38.57% and -13.69%, respectively

The Fund invests in among the highest dividend yielding preferred shares in the U.S. and Canada. Over the course of the reporting period, 10 year U.S. Treasury yields declined as inflation and growth expectations remained low. As a result, preferred shares benefitted as investors continued to seek income from asset classes that historically paid higher income than government and corporate bonds. During the reporting period, the Fund had an average approximate exposure of 78.4% in the financials sector, 8.3% in telecommunication services sector, and 6.3% in the energy sector.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X SuperIncome™ Preferred ETF	4.44%	4.59%	3.06%	2.87%	3.98%	4.41%
S&P Enhanced Yield North American Preferred Stock Index	4.89%	4.89%	3.83%	3.83%	4.68%	4.68%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.47%	13.47%

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on July 16, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

6

Management Discussion of Fund Performance (unaudited)
Global X Social Media Index ETF

Global X Social Media Index ETF

The Global X Social Media Index ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Social Media Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the social media industry, including companies that provide social networking, file sharing, and other web-based media applications, as defined by the index provider.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 21.99%, while the Underlying Index increased 22.93%. The Fund had a net asset value of $19.29 per share on October 31, 2015 and ended the reporting period with a net asset value of $23.53 on October 31, 2016.

During the reporting period, the highest returns came from Weibo and DeNA, which returned 185.42% and 100.88%, respectively. The worst performers were Renren and Twitter, which returned -45.86% and -36.93%, respectively.

The social media industry experienced strong growth during the reporting period, and has been one of the faster growing industries within the technology sector. With the natural slowing of user growth due to high rates of social media penetration in developed markets, social media firms have begun to focus on monetizing users through advertising and data licensing. Social media companies have also focused on user growth in developing economies by sponsoring programs that connect more people to the internet. In addition, the social media industry has benefited from increasing attention from marketers, as young consumers have demonstrated a propensity to be more swayed by social media advertisements than more traditional channels.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Social Media Index ETF	21.99%	21.75%	6.70%	6.58%	9.80%	9.79%
Solactive Social Media Total Return Index	22.93%	22.93%	7.11%	7.11%	10.38%	10.38%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	13.66%	13.66%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on November 14, 2011.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above.

7

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan Efficiente Index ETF

Global X | JPMorgan Efficiente Index ETF

The Global X | JPMorgan Efficiente Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan ETF Efficiente 10 TR Series X Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index tracks the total return performance of a portfolio of eleven exchange-traded funds (each, an "ETF") and two exchange-traded products (each an "ETP") (each ETP and ETF, a "Constituent" and together the "Constituents"), as defined by the index provider. The share prices of the ETFs and ETPs are expected to track the performance of equities or bonds in developed or emerging markets, real estate investments, U.S. Treasury bonds, U.S. Treasury Inflation Protected Securities, a single commodity or a portfolio of commodity futures contracts. The Underlying Index allocates index weights among the Constituents based on a proprietary methodology created by the index provider. On a monthly basis and subject to certain weighting constraints, the Underlying Index is rebalanced to reallocate index weights among the Constituents so that the resulting portfolio would have had the highest return during the previous six months and an annualized volatility level of 10% or less over the same period (subject to upward adjustment under limited circumstances). This methodology is informed by the “modern portfolio theory” approach to asset allocation, which suggests that an investor allocate assets in a manner that maximizes return for a given risk appetite. Since the index weights assigned to the Constituents at each monthly rebalancing are determined based on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.12%, while the Underlying Index increased 6.97%. The Fund had a net asset value of $23.72 per share on October 31, 2015 and ended the reporting period with a net asset value of $24.05 on October 31, 2016.

During the reporting period, the highest returns came from iShares 20+ Year Treasury Bond ETF and Vanguard FTSE Emerging Markets ETF, which returned 14.09% and 7.69%, respectively. The worst performers were iShares S&P GSCI Commodity Indexed Trust and Vanguard S&P 500 Index Fund, which returned -15.08% and -2.82%, respectively.

During the reporting period, the Fund’s highest average exposures includes an approximate average weighting of 17.0% in ETFs with exposure to REITs, 16.9% in ETFs with exposure to long term U.S. treasuries, 13.0% in ETFs with exposure to Emerging Market Bonds, and 10.7% in ETFs with exposure to short term U.S. treasuries.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan Efficiente Index ETF	6.12%	6.17%	0.74%	0.72%
JPMorgan ETF Efficiente 10 TR Series X Index	6.97%	6.97%	1.50%	1.50%
S&P 500 Index	4.51%	4.51%	7.21%	7.21%

8

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan Efficiente Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

9

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan US Sector Rotator Index ETF

Global X | JPMorgan US Sector Rotator Index ETF

The Global X | JPMorgan US Sector Rotator Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan US Sector Rotator TR Series X Index (“Underlying Index”), which is composed of underlying equity exchange-traded funds ("ETFs") and a fixed income ETF. The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index aims to participate in the best-performing U.S. sectors of the market while limiting its exposure to the market during periods of high volatility or market declines, as defined by the index provider. The Underlying Index rebalances monthly to reflect changing market conditions by tracking the performance of a portfolio that may include one U.S. Treasury Bond ETF and zero to five ETFs selected out of a pool of ten U.S. sector ETFs. The sectors represented by all the U.S. sector ETFs are: consumer discretionary, consumer staples, energy, financials, healthcare, industrial, utilities, materials, technology and real estate. On each monthly rebalancing date, the Underlying Index seeks to select up to five U.S. sector ETFs with the highest positive performance during the prior month. The Underlying Index will include an allocation to the U.S. Treasury Bond ETF if fewer than five U.S. sector ETFs have positive performance during the prior month. The U.S. sector ETFs selected for inclusion in the Underlying Index each month are equal-volatility weighted, based on each U.S. sector ETF’s realized volatility during the prior month, meaning that each U.S. sector ETF has the same amount of volatility contribution to the Underlying Index as of such monthly rebalancing date. If the overall realized volatility of the portfolio of selected U.S. sector ETFs exceeds 20%, based on each U.S. sector ETF’s realized volatility during the prior month, the weight assigned on a monthly rebalancing date to each U.S. sector ETF is adjusted down proportionally and the exposure is re-allocated to the U.S. Treasury Bond ETF in order to reduce the overall volatility of the Underlying Index to 20% as of such monthly rebalancing date. Since the index weights assigned to the U.S. Sector ETF and the U.S. Treasury Bond ETF are determined on past performance, there is no guarantee that any monthly rebalancing will result in the Underlying Index achieving the highest possible returns for the relevant month.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 2.60%, while the Underlying Index increased 3.64%. The Fund had a net asset value of $23.55 per share on October 31, 2015 and ended the reporting period with a net asset value of $23.79 on October 31, 2016.

During the reporting period, the highest returns came from Utilities Select Sector SPDR Fund and SPDR Dow Jones REIT ETF, which returned 18.31% and 7.38%, respectively. The worst performers were Financial Select Sector SPDR Fund and Health Care Select Sector SPDR Fund, which returned -7.4% and -6.4%, respectively.

The Fund seeks to participate in flat or rising markets through a sector rotation strategy while allocating exposure to a short term treasury ETF in periods of high volatility or declining markets. During the reporting period, the Fund had an approximate average weighting of 13.4% to short term treasury ETF as bouts of broad market volatility throughout the reporting period produced signals to reduce the Fund’s equity exposures. Among equity sectors, ETFs with exposure to the industrials sector had the highest average weighting with 12.0%, followed by ETFs with exposure to the information technology sector at 11.6% and ETFs with exposure to the materials sector at 11.0%.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X | JPMorgan US Sector Rotator Index ETF	2.60%	2.47%	-1.51%	-1.55%
JPMorgan US Sector Rotator TR Series X Index	3.64%	3.64%	-0.55%	-0.55%
S&P 500 Index	4.51%	4.51%	7.21%	7.21%

10

Management Discussion of Fund Performance (unaudited)
Global X | JPMorgan US Sector Rotator Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on October 22, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

11

Management Discussion of Fund Performance (unaudited)
Global X Permanent ETF

Global X Permanent ETF

The Global X Permanent ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Permanent Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

The Underlying Index tracks the performance of four asset class categories that are designed to perform differently across different economic environments, as defined by the index provider. On each rebalance, the Underlying Index allocates 25% each to four asset class categories, as follows: stocks, U.S. Treasury Bonds (long-term), U.S. Treasury Bills and Bonds (short-term), and gold and silver.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 6.13%, while the Underlying Index increased 6.93%. The Fund had a net asset value of $23.94 per share on October 31, 2015 and ended the reporting period with a net asset value of $25.13 on October 31, 2016.

During the reporting period, the highest returns came from Glencore and Ventas, which returned 75.67% and 40.67%, respectively. The worst performers were Allergan and Gilead Sciences, which returned -32.27% and -30.48%, respectively.

The Fund seeks to provide generally equal exposure to equities, short term treasuries, long term treasuries, and precious metals. Over the reporting period, the Fund's exposures across asset classes with low correlations to each other resulted in an annualized volatility of approximately 6.2%, as measured by the annualized standard deviation of daily returns. Furthermore, due to the Fund’s allocation of approximately 25% of assets to gold and silver, the Fund benefited from the rebound of gold and silver prices during the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Permanent ETF	6.13%	4.87%	2.71%	2.23%	1.09%	0.96%
Solactive Permanent Index	6.93%	6.93%	3.07%	3.07%	1.38%	1.38%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	12.50%	12.50%

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on February 7, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

12

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Global X Guru® Index ETF

The Global X Guru® Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of the top U.S. listed equity positions reported on Form 13F by a select group of entities characterized as hedge funds, as defined by the index provider. Hedge funds are selected by the index provider from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Hedge funds must have minimum reported holdings of $500 million in their Form 13F to be considered for the Underlying Index. Additional filters are applied to eliminate hedge funds that have high turnover rates for equity holdings. Only hedge funds with a concentrated top holding are included in the selection process. Once the hedge fund pool has been determined, the index provider utilizes Form 13F filings to compile the top stock holding from each of these hedge funds. The stocks are screened for liquidity, equal weighted, and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 2.97%, while the Underlying Index decreased 2.81%. The Fund had a net asset value of $23.96 per share on October 31, 2015 and ended the reporting period with a net asset value of $23.14 on October 31, 2016.

During the reporting period, the highest returns came from Macquarie Infrastructure and Darling Ingredients, which returned 42.44% and 34.39%, respectively. The worst performers were Valeant Pharmaceuticals International and Houghton Mifflin Harcourt; which returned -71.08% and -35.43%, respectively.

The Fund invests in many of the top U.S. listed equity positions reported on Form 13F by major hedge funds. Over the course of the reporting period, the underperformance of hedge fund picks within the consumer discretionary sector weighed on the Fund's performance. These stocks generated returns of -17.8%, whereas the consumer discretionary stocks in the S&P 500 were only down approximately -1.8%. In addition, the Fund maintained a weight of 22.4% to consumer discretionary versus a 12.5% weighting for the sector in the S&P 500. The Fund’s exposures to the real estate sector contributed positive returns, as the Fund was overweight the sector 5.5% versus 2.9% in the S&P 500. real estate holdings in the Fund returned 14.8% versus returns of 3.6% for real estate holdings in the S&P 500.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Index ETF	-2.97%	-2.93%	-0.66%	-0.70%	12.22%	12.22%
Solactive Guru Index	-2.81%	-2.81%	-0.32%	-0.32%	12.74%	12.74%
S&P 500 Index	4.51%	4.51%	8.84%	8.84%	14.64%	14.64%

13

Management Discussion of Fund Performance (unaudited)
Global X Guru® Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on June 4, 2012.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

14

Management Discussion of Fund Performance (unaudited)
Global X Guru®Activist Index ETF

Global X Guru® Activist Index ETF

The Global X Guru® Activist Index ETF ("Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru Activist Index ("Underlying Index'').The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of US listed equity positions reported on Form 13F and Schedule 13D by a select group of entities characterized as premier activist investors, as defined by the index provider. Activist investors are defined by the index provider as investors that aim to buy securities to put public pressure on management to increase shareholder value. Once the pool of activist investors has been determined, the index provider utilizes Form13F filings and Schedule 13D filings to compile the top 50 aggregate stock holdings held by the pool of activist investors, after screening for certain liquidity and market capitalization requirements. The stocks are equal weighted and rebalanced quarterly following the Form 13F filing timeline. On a monthly basis, securities may be added to or removed from the Underlying Index as a result of Schedule 13D filings.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 0.37%, while the Underlying Index increased 0.69%. The Fund had a net asset value of $13.42 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.35 on October 31, 2016.

During the reporting period, the highest returns came from CONSOL Energy and Baxter International, which returned 121.57% and 28.78%, respectively. The worst performers were Valeant Pharmaceuticals International and CVR Energy, which returned -80.97% and -67.29%, respectively.

The Fund invests in certain U.S. listed equity positions held by activist investors. Activist investors seek to unlock unrealized value for shareholders by effecting major changes in target companies. Traditionally, an activist investor will purchase a large number of shares in a company with the objective of accumulating enough voting power to swing company proxy votes. Through these proxy votes, an activist investor will seek to obtain seats on a company’s board of directors, allowing for considerable influence over the company’s strategy, governance, and policies. More recently, activist investors have incorporated highly public campaigns into their strategies via appearances on TV news outlets and social media to galvanize other investors to their cause and to increase pressure on the company’s senior management and board. During the reporting period, the Fund's exposures to information technology and consumer discretionary stocks contributed positive returns to the Fund, while its exposures within the health care and industrials sectors weighed negatively on Fund performance.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® Activist Index ETF	0.37%	0.44%	-7.10%	-7.10%
Solactive Guru Activist Index	0.69%	0.69%	-6.82%	-6.82%
S&P 500 Index	4.51%	4.51%	5.86%	5.86%

15

Management Discussion of Fund Performance (unaudited)
Global X Guru®Activist Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on April 28, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

16

Management Discussion of Fund Performance (unaudited)
Global X Guru® International Index ETF

Global X Guru® International Index ETF

The Global X Guru® International Index ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Guru International Index (“Underlying Index”).The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index is comprised of international companies reported on Form 13F by hedge funds and other institutional investors, as defined by the index provider. Hedge funds are selected from a pool of thousands of privately offered pooled investment vehicles based on the size of their reported equity holdings and the efficacy of replicating their publicly disclosed positions. Institutional investors are selected by the index provider based on the qualitative factor of whether they have a strong management team with a track record of creating shareholder value. Additional filters are applied to exclude the holdings of hedge funds and institutional investors that report less than $500 million in holdings on their Form 13F or that have high turnover rates for equity holdings, as defined by the index provider. Once the pool of investors has been determined, the index provider utilizes Form 13F filings to compile 50 stocks that represent the top international positions from these investors. The stocks must meet minimum size and liquidity thresholds to be included in the Underlying Index. Stocks in the Underlying Index are equal weighted and rebalanced quarterly following the Form 13F filing timeline.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 7.51%, while the Underlying Index increased 8.62%. The Fund had a net asset value of $13.13 per share on October 31, 2015 and ended the reporting period with a net asset value of $13.88 on October 31, 2016.

During the reporting period, the highest returns came from Petroleo Brasileiro and Barrick Gold, which returned 233.43% and 130.21%, respectively. The worst performers were Ensco and Vipshop Holdings, which returned -52.19% and

-45.81%, respectively.

The Fund invests in international stocks reported on Form 13F by hedge funds and other institutional investors. During the reporting period, the Fund had a 21.7% average weighting to Canada and a 10.6% average weighting to Brazil, which contributed positively to the Fund's performance. These two countries both broadly benefited from the rebound in commodity prices, which helped contribute to their positive returns.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Guru® International Index ETF	7.51%	7.51%	-1.57%	-1.57%
Solactive Guru International Index	8.62%	8.62%	-0.72%	-0.72%
S&P 500 Index	4.51%	4.51%	7.02%	7.02%

17

Management Discussion of Fund Performance (unaudited)
Global X Guru® International Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* The Fund commenced operations on March 10, 2014.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

18

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta US ETF

Global X Scientific Beta US ETF

The Global X Scientific Beta US ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta United States Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 500 or less U.S. listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 4.43%, while the Underlying Index increased 4.77%. The Fund had a net asset value of $24.67 per share on October 31, 2015 and ended the reporting period with a net asset value of $25.46 on October 31, 2016.

During the reporting period, the highest returns came from California Resources and NVIDIA, which returned 250% and 153.78%, respectively. The worst performers were Endo International and Alkermes, which returned -72.6% and -58.01%, respectively.

During the period, the Fund had an average of about 15.1% weighting to stocks in the financials sector, with other average large exposures of about 13.5% to consumer discretionary, and 12.5% to information technology stocks. The Fund had an average approximate exposure of 18% to low volatility stocks, 26% to mid cap stocks, 28% to value stocks, and 28% to momentum stocks, as defined by the index provider. Over the course of the reporting period, the value factor became one of the better performing factors in the US after years of underperformance versus its growth counterpart. In addition, the low volatility and momentum factors began to converge as low volatility had exhibited consistent outperformance. This led to the momentum selection methodology increasingly identifying low volatility stocks as recent high performers.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta US ETF	4.43%	4.43%	2.35%	2.37%
Scientific Beta US Multi-Beta Multi-Strategy Equal Risk Contribution Index	4.77%	4.77%	2.66%	2.66%
S&P 500 Index	4.51%	4.51%	3.05%	3.05%

19

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta US ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

20

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Global X Scientific Beta Europe ETF

The Global X Scientific Beta Europe ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 600 or less European-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The components of the Underlying Index are selected from a universe of the 600 largest, as measured by free float market capitalization, and most liquid stocks that are ordinarily traded principally on a stock exchange in one of the following 16 developed European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund decreased 5.96%, while the Underlying Index decreased 5.62%. The Fund had a net asset value of $24.41 per share on October 31, 2015 and ended the reporting period with a net asset value of $22.63 on October 31, 2016.

During the reporting period, the highest returns came from adidas and Neste, which returned 84.45% and 81.97%, respectively. The worst performers were Saipem and Banca Monte dei Paschi di Siena, which returned -91.95% and -87.79%, respectively.

During the reporting period, the Fund had an average weighting of approximately 19.1% to the financials sector, with other notable sector exposures of approximately 18.7% to industrials and 11.4% to consumer discretionary stocks. The Fund had an average approximate exposure of 26% to low volatility stocks, 18% to mid cap stocks, 37% to value stocks, and 19% to momentum stocks, as defined by the index provider. The Fund benefited from its exposure to mid cap and value stocks, which performed well relative to the broader market over the reporting period.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Europe ETF	-5.96%	-5.19%	-5.36%	-4.97%
Scientific Beta Extended Developed Europe Multi-Beta Multi-Strategy Equal Risk Contribution Index	-5.62%	-5.62%	-5.00%	-5.00%
S&P 500 Index	4.51%	4.51%	3.05%	3.05%

21

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Europe ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

22

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

Global X Scientific Beta Japan ETF

The Global X Scientific Beta Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 500 or less Japanese-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility The components of the Underlying Index are selected from a universe of the 500 largest, as measured by free float market capitalization, and most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in Japan. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 9.63%, while the Underlying Index increased 9.88%. The Fund had a net asset value of $25.19 per share on October 31, 2015 and ended the reporting period with a net asset value of $27.38 on October 31, 2016.

During the reporting period, the highest returns came from Miura and Konami Holdings, which returned 78.14% and 74.01%, respectively. The worst performers were Hokuhoku Financial Group and Toyo Tire & Rubber, which returned -48.49% and -47.34%, respectively.

During the reporting period, the Fund had an average weighting of approximately 21.1% to the industrials sector, with other notable sector exposures of approximately 15.6% to consumer discretionary, and 12.1% to consumer staples stocks. The Fund had an average approximate exposure of 18% to low volatility stocks, 19% to mid cap stocks, 44% to value stocks, and 19% to momentum stocks, as defined by the index provider. The Fund benefited from higher exposure to mid cap stocks which tend to be more domestically focused and less sensitive to an appreciating yen.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Japan ETF	9.63%	10.90%	6.81%	7.10%
Scientific Beta Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index	9.88%	9.88%	7.07%	7.07%
S&P 500 Index	4.51%	4.51%	3.05%	3.05%

23

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Japan ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

24

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Global X Scientific Beta Asia ex-Japan ETF

The Global X Scientific Beta Asia ex-Japan ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index generally comprises approximately 400 or less Asian-listed common stocks selected based on a proprietary methodology developed by the index provider. The objective of the Underlying Index is to outperform traditional market capitalization-weighted indexes, with lower volatility. The components of the Underlying Index are selected from a universe of the 400 largest, as measured by free float market capitalization, and most liquid stocks traded principally on a stock exchange in and incorporated or domiciled (i.e., maintain a principal place of business) in developed markets in Asia, excluding Japan, but may include Hong Kong, New Zealand, Singapore, South Korea and Australia. The Underlying Index’s components are selected by applying four factors that have been widely recognized by academic literature to outperform market capitalization weighted-indexes over the long run: Value, Size, Low-Volatility and Momentum. Each of these factors is applied by using the following metrics: price-to-book ratio for Value; free-float market capitalization for Size; historical volatility over the trailing 104 week period for Low-Volatility; and one-year-minus-one-month total returns for Momentum. Finally, components are weighted by employing a proprietary, multi-step process that combines multiple weighting methodologies to diversify the risks associated with any one weighting scheme.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 9.29%, while the Underlying Index increased 9.39%. The Fund had a net asset value of $21.63 per share on October 31, 2015 and ended the reporting period with a net asset value of $22.96 on October 31, 2016.

During the reporting period, the highest returns came from Fortescue Metals Group and South32, which returned 191.47% and 162.2%, respectively. The worst performers were Santos and United Energy Group, which returned -86.23% and

-67.16%, respectively.

During the period, the Fund had an average of approximately 26.4% weighting to stocks in the real estate sector, with other large average exposures of 15.3% to industrials, and 14.6% to consumer discretionary stocks. The Fund had an average approximate exposure of 25% to low volatility stocks, 22% to mid cap stocks, 27% to value stocks, and 25% to momentum stocks, as defined by the index provider.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Scientific Beta Asia ex-Japan ETF	9.29%	9.43%	-3.45%	-3.21%
Scientific Beta Developed Asia-Pacific ex-Japan Multi-Beta Multi-Strategy Equal Risk Contribution Index	9.39%	9.39%	-4.13%	-4.13%
S&P 500 Index	4.51%	4.51%	3.05%	3.05%

25

Management Discussion of Fund Performance (unaudited)
Global X Scientific Beta Asia ex-Japan ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 12, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

26

Management Discussion of Fund Performance (unaudited)
Global X YieldCo Index ETF

Global X YieldCo Index ETF

The Global X YieldCo Index ETF (“Fund”) seeks to track, before fees and expenses, the price and yield performance of the INDXX Global Yieldco Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The Underlying Index comprises publicly traded companies that are formed to own operating assets that produce defined cash flows (“Yieldcos”), as well as companies that have publicly announced plans to spin-off a YieldCo in an initial public offering, as determined by the index provider. The components of the Underlying Index are YieldCos selected from the universe of global publicly listed equities, which have a minimum market capitalization of $500 million and an Average Daily Value Traded (“ADVT”) over the last three months greater than $1 million. If less than 20 securities satisfy this criteria, the market capitalization and ADVT requirements are lowered. If there are still fewer than 20 securities, the parent companies of proposed YieldCos with the nearest anticipated listing dates will be included in the Underlying Index until there are 20 Underlying Index constituents. If a parent company is a part of the Underlying Index, and its corresponding YieldCo becomes publicly listed, the listed YieldCo will replace the parent entity in the index during the subsequent index rebalance. Underlying Index constituents are ranked by market capitalization. The remaining securities are weighted based on their market capitalization, with a cap of 4.75% on any of the securities falling outside of the top five by market capitalization. If any parent companies of YieldCos are Underlying Index constituents, they are each capped at a 4.75% weighting. Companies that are structured as partnerships are capped at a 25% weighting in the aggregate.

For the 12-month period ended October 31, 2016 (the “reporting period”), the Fund increased 7.25% and the Underlying Index increased 7.25%. The Fund had a net asset value of $11.06 per share on October 31, 2015 and ended the reporting period with a net asset value of $11.16 on October 31, 2016.

During the reporting period, the highest returns came from Capstone Infrastructure and TransAlta Renewables, which returned 55.48% and 53.63%, respectively. The worst performers were TerraForm Global and TerraForm Power, which returned -44.99% and -28.66%, respectively.

YieldCos are typically holding companies that own a portfolio of solar, wind, and hydro projects, which deliver electricity to customers. During the beginning of the reporting period, YieldCos suffered from the broader sell off in energy prices. Despite the fact that many of the solar, wind, and hydro projects held by many YieldCos have long term contracts to deliver power to customers, many market participants became worried that renewable energy sources would fall out of favor with the abundance of cheap fossil fuels.

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2016
	One Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X YieldCo Index ETF	7.25%	7.78%	-15.26%	-14.76%
Indxx Global YieldCo Index	7.25%	7.25%	-15.08%	-15.08%
S&P 500 Index	4.51%	4.51%	2.23%	2.23%

27

Management Discussion of Fund Performance (unaudited)
Global X YieldCo Index ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on May 27, 2015.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

28

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Global X S&P 500® Catholic Values ETF

The Global X S&P 500® Catholic Values ETF (“Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Catholic Values Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.

The S&P 500® Catholic Values Index is designed to provide exposure to U.S. equity securities included in the S&P 500® Index while maintaining alignment with the moral and social teachings of the Catholic Church. The Underlying Index is based on the S&P 500® Index, and generally comprises approximately 500 or less U.S. listed common stocks. All index constituents are members of the S&P 500® Index and follow the eligibility criteria for that index. From this starting universe, constituents are screened to exclude companies involved in activities which are perceived to be inconsistent with Catholic values as outlined in the Socially Responsible Investment Guidelines of the United States Conference of Catholic Bishops (“USCCB”). The Underlying Index then reweights the remaining constituents so that the Underlying Index’s sector exposures matches the sector exposures of the S&P 500® Index.

For the period from the Fund's commencement date on April 18, 2016 through October 31, 2016 (the “reporting period”), the Fund increased 2.39%, while the Underlying Index increased 2.56%. The Fund had a net asset value of $25.14 per share on April 18, 2016 and ended the reporting period with a net asset value of $25.74 on October 31, 2016.

During the reporting period, the highest returns came from NVIDIA and Newmont Mining, which returned 153.78% and 91.02%, respectively. The worst performers were CF Industries Holdings and Signet Jewelers, which returned -50.75% and -45.6%, respectively.

The Global X S&P 500® Catholic Values ETF provides exposure to the companies within the S&P 500® whose business practices align with the core values of the Catholic faith as determined by the U.S. Conference of Catholic Bishops. The Underlying Index also seeks to have a low tracking difference relative to the S&P 500 by equalizing the sector allocations to that of the S&P 500 Index. Over the reporting period, the Fund had a tracking difference of approximately 0.25% versus the S&P 500.

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED OCTOBER 31, 2016
	Cumulative Inception to Date*
	Net Asset Value	Market Price
Global X S&P 500® Catholic Values ETF	2.39%	2.70%
S&P 500 Catholic Values Index	2.56%	2.56%
S&P 500 Index	2.64%	2.64%

29

Management Discussion of Fund Performance (unaudited)
Global X S&P 500® Catholic Values ETF

Growth of a $10,000 Investment

(at Net Asset Value)

* Fund commenced operations on April 18, 2016. Total return is for the period indicated and has not been annualized.

The S&P 500 Index is a market capitalization weighted composite index of 500 large capitalization U.S. companies.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

See definition of comparative indices above and on previous page.

30

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.9%
AUSTRALIA— 17.2%
Consumer Services — 2.0%
Seven West Media	11,269,993	$5,831,598
Southern Cross Media Group	9,065,848	9,934,042
		15,765,640
Financials — 6.9%
ASX	232,672	8,344,429
Bank of Queensland	877,317	6,983,020
Bendigo and Adelaide Bank	1,163,889	9,857,386
Commonwealth Bank of Australia	129,710	7,243,783
IOOF Holdings	1,314,716	8,203,532
National Australia Bank	383,929	8,180,202
Westpac Banking	325,954	7,557,599
		56,369,951
Industrials — 0.9%
Sydney Airport	1,481,793	7,058,573
Oil & Gas — 0.8%
APA Group	1,094,191	6,627,676
Real Estate Investment Trust — 3.6%
Abacus Property Group	3,275,817	6,979,635
Charter Hall Retail	2,301,288	7,267,317
Cromwell Property Group	9,959,254	6,896,413
Stockland	2,212,336	7,440,951
		28,584,316

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 0.9%
Telstra	1,910,252	$7,238,942
Utilities — 2.1%
DUET Group	4,299,271	7,786,223
Spark Infrastructure Group	5,191,635	8,770,254
		16,556,477
TOTAL AUSTRALIA		138,201,575
CANADA— 4.7%
Consumer Services — 2.2%
Corus Entertainment (A)	877,961	7,251,653
Parkland Fuel (A)	457,329	10,690,630
		17,942,283
Oil & Gas — 1.5%
Veresen (A)	1,273,134	11,541,562
Real Estate Investment Trust — 1.0%
Dream Global	1,167,836	7,946,775
TOTAL CANADA		37,430,620
FINLAND— 4.2%
Basic Materials — 1.2%
UPM-Kymmene	404,520	9,400,842
Health Care — 1.1%
Orion, Cl B	207,368	8,817,641
Telecommunications — 0.8%
Elisa	192,899	6,491,712
Utilities — 1.1%
Fortum	540,124	8,993,777
TOTAL FINLAND		33,703,972
FRANCE— 4.4%
Financials — 0.9%
Euler Hermes	82,930	7,186,285
Industrials — 0.8%
Bouygues	184,909	6,021,137
Oil & Gas — 0.9%
Total	155,940	7,473,578
Real Estate Investment Trust — 0.9%
Fonciere Des Regions	86,558	7,555,702
Utilities — 0.9%
Electricite de France (A)	627,157	7,019,285
TOTAL FRANCE		35,255,987

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 0.9%
Telecommunications — 0.9%
Freenet	239,919	$6,865,612
GREECE— 0.8%
Industrials — 0.8%
Costamare	1,039,845	6,758,993
HONG KONG— 2.6%
Consumer Goods — 0.8%
Pacific Textiles Holdings	4,882,600	6,157,673
Industrials — 0.9%
Seaspan, Cl A (A)	584,569	7,231,118
Real Estate Investment Trust — 0.9%
China Evergrande Group	11,138,100	7,368,093
TOTAL HONG KONG		20,756,884
ISRAEL— 0.7%
Telecommunications — 0.7%
Bezeq The Israeli Telecommunication	3,252,576	5,902,688
PORTUGAL— 0.9%
Utilities — 0.9%
Energias de Portugal	2,217,551	7,319,396
SINGAPORE— 6.6%
Industrials — 2.0%
Hutchison Port Holdings Trust	15,760,373	7,013,366
Venture	1,262,261	8,615,187
		15,628,553
Real Estate Investment Trust — 3.7%
Ascendas	4,157,149	7,078,413
Mapletree Industrial Trust	6,349,500	7,846,210
Mapletree Logistics Trust	10,189,163	7,576,539
Suntec Real Estate Investment Trust	6,112,185	7,377,305
		29,878,467
Telecommunications — 0.9%
StarHub	2,915,506	7,079,826
TOTAL SINGAPORE		52,586,847
SOUTH AFRICA— 1.1%
Real Estate Investment Trust — 1.1%
Redefine Properties	10,382,650	8,917,566
SWEDEN— 0.7%
Telecommunications — 0.7%
Telia	1,506,817	6,029,606

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 4.0%
Financials — 2.3%
Intermediate Capital Group	891,296	$6,588,933
Phoenix Group Holdings	618,527	5,516,427
Standard Life	1,519,893	6,268,327
		18,373,687
Health Care — 0.8%
AstraZeneca	119,045	6,668,276
Utilities — 0.9%
SSE	353,353	6,863,694
TOTAL UNITED KINGDOM		31,905,657
UNITED STATES— 50.1%
Consumer Goods — 0.9%
Vector Group (A)	330,976	6,930,637
Financials — 6.9%
AGNC Investment	392,226	7,868,054
Artisan Partners Asset Management, Cl A	256,900	6,679,400
Ashford Hospitality Trust	1,283,438	7,456,775
BGC Partners, Cl A	802,431	6,892,882
MTGE Investment	533,745	9,100,352
TPG Specialty Lending	459,519	8,234,580
Washington Prime Group	920,401	9,655,006
		55,887,049
Industrials — 2.3%
Donnelley Financial Solutions *	64,810	1,390,175
LSC Communications	64,810	1,570,995
Nordic American Tankers (A)	531,350	4,341,130
RR Donnelley & Sons	173,487	3,079,394
Ship Finance International (A)	601,682	7,611,277
		17,992,971
Oil & Gas — 3.8%
Pattern Energy Group, Cl A	379,497	8,481,758
SemGroup, Cl A	263,236	8,489,361
Targa Resources	314,972	13,827,271
		30,798,390
Real Estate Investment Trust — 32.4%
Altisource Residential	751,011	7,562,681
Annaly Capital Management	1,281,562	13,276,982
Apollo Commercial Real Estate Finance	434,917	7,358,796
Blackstone Mortgage Trust, Cl A	300,196	9,065,919
Capstead Mortgage	746,362	7,097,903
CBL & Associates Properties	676,025	7,233,467

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Chimera Investment	575,373	$9,016,095
Colony Capital	461,155	8,766,556
CYS Investments	942,203	8,121,790
Franklin Street Properties	764,319	8,843,171
Gaming and Leisure Properties	254,283	8,348,111
GEO Group	249,803	5,985,280
Government Properties Income Trust (A)	524,533	10,039,562
Hospitality Properties Trust	295,353	8,080,858
Invesco Mortgage Capital	687,276	10,261,031
Investors Real Estate Trust (A)	1,113,576	6,759,406
Lexington Realty Trust	891,486	9,039,668
Medical Properties Trust	639,036	8,908,162
MFA Financial	1,076,488	7,869,127
New Residential Investment	667,403	9,316,946
New York Mortgage Trust (A)	1,512,981	8,941,718
Omega Healthcare Investors (A)	230,076	7,323,319
PennyMac Mortgage Investment Trust	609,587	9,277,914
Redwood Trust	695,874	9,783,988
Sabra Health Care	388,743	9,057,712
Select Income	352,146	8,712,092
Senior Housing Properties Trust	480,963	10,230,083
Starwood Property Trust	398,108	8,853,922
Two Harbors Investment	944,674	7,869,135
VEREIT	902,633	8,484,750
		259,486,144
Telecommunications — 1.8%
Consolidated Communications Holdings	334,089	7,994,750
Frontier Communications (A)	1,573,236	6,324,409
		14,319,159
Utilities — 2.0%
ONEOK	329,673	15,966,063
TOTAL UNITED STATES		401,380,413
TOTAL COMMON STOCK
(Cost $834,523,055)		793,015,815

RIGHTS — 0.1%
United Kingdom — 0.1%
Phoenix Group Holdings, 11/11/16*
(Cost $-)	360,807	977,928

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	October 31, 2016

Global X SuperDividend® ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — 7.2%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $56,000,498 (collateralized by U.S Treasury Obligations, ranging in par value $1-$17,286,279, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $57,120,000)(B)	$56,000,000	$56,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,413,253 (collateralized by U.S. Treasury Obligations, par value $1,314,235, 3.000%, 05/15/45 with a total market value of $1,447,747)(B)	1,413,239	1,413,239
TOTAL REPURCHASE AGREEMENTS
(Cost $57,413,239)		57,413,239
TOTAL INVESTMENTS — 106.2%
(Cost $891,936,294)		$851,406,982

Percentages are based on Net Assets of $801,816,025.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $54,773,970.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $57,413,239.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$793,015,815	$—	$—	$793,015,815
Rights	977,928	—	—	977,928
Repurchase Agreements	—	57,413,239	—	57,413,239
Total Investments in Securities	$793,993,743	$57,413,239	$—	$851,406,982

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	October 31, 2016

Global X SuperDividend® U.S. ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 78.2%
UNITED STATES— 78.2%
Consumer Goods — 12.3%
Altria Group	109,974	$7,271,481
B&G Foods	178,292	7,559,581
Mattel	206,624	6,514,855
Philip Morris International	72,132	6,956,410
Universal	121,344	6,576,844
Vector Group	319,934	6,699,418
		41,578,589
Consumer Services — 14.5%
ClubCorp Holdings	619,462	7,154,786
DineEquity	78,954	6,245,261
Guess?	341,592	4,611,492
National CineMedia	454,149	6,299,047
Regal Entertainment Group, Cl A (A)	344,545	7,411,163
SeaWorld Entertainment (A)	350,621	4,912,200
Six Flags Entertainment	127,904	7,117,858
Staples	715,107	5,291,792
		49,043,599
Financials — 5.0%
AGNC Investment	381,991	7,662,740
MTGE Investment	180,528	3,078,002
New York Community Bancorp	428,798	6,157,539
		16,898,281
Industrials — 4.1%
Covanta Holding	504,793	7,571,895
McGrath RentCorp	205,367	6,181,547
		13,753,442

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	October 31, 2016

Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — 19.8%
Annaly Capital Management	705,653	$7,310,565
Apollo Commercial Real Estate Finance	426,447	7,215,483
Chimera Investment	573,779	8,991,117
Colony Capital	420,778	7,998,990
CYS Investments	927,132	7,991,878
Invesco Mortgage Capital	674,260	10,066,702
PennyMac Mortgage Investment Trust	591,053	8,995,826
Starwood Property Trust	382,974	8,517,342
		67,087,903
Telecommunications — 3.8%
AT&T	181,614	6,681,579
Verizon Communications	130,663	6,284,890
		12,966,469
Utilities — 18.7%
Ameren	145,611	7,273,270
Avista	176,428	7,304,119
Consolidated Edison	93,235	7,043,904
Duke Energy	89,324	7,147,707
Empire District Electric	198,876	6,807,525
Entergy	90,380	6,659,198
Northwest Natural Gas	127,335	7,487,298
PPL	187,468	6,437,651
Southern	136,215	7,024,608
		63,185,280
TOTAL COMMON STOCK
(Cost $258,084,372)		264,513,563

MASTER LIMITED PARTNERSHIPS — 21.5%
UNITED STATES— 21.5%
Consumer Services — 7.9%
CrossAmerica Partners	332,498	8,495,324
Stonemor Partners	248,189	3,266,167
Suburban Propane Partners	271,303	8,733,244
Sunoco	222,057	6,326,404
		26,821,139
Financials — 3.9%
Ellington Financial	405,326	6,428,470
Icahn Enterprises	141,177	6,759,555
		13,188,025
Oil & Gas — 8.7%
Cone Midstream Partners	653,789	13,801,486
Delek Logistics Partners	252,853	6,270,754
Summit Midstream Partners	415,358	9,220,948
		29,293,188

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	October 31, 2016

Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Utilities — 1.0%
Ferrellgas Partners	376,270	$3,284,837
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $70,139,515)		72,587,189

REPURCHASE AGREEMENT — 2.2%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $7,571,299 (collateralized by U.S. Treasury Obligations, par value $7,040,823, 3.000%, 05/15/45 with a total market value of $7,759,098)(B)
(Cost $7,571,225)	$7,571,225	7,571,225
TOTAL INVESTMENTS — 101.9%
(Cost $335,795,112)		$344,671,977

Percentages are based on Net Assets of $338,396,614.

(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $7,287,261.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $7,571,225.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$264,513,563	$—	$—	$264,513,563
Master Limited Partnerships	72,587,189	—	—	72,587,189
Repurchase Agreement	—	7,571,225	—	7,571,225
Total Investments in Securities	$337,100,752	$7,571,225	$—	$344,671,977

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	October 31, 2016

Global X SuperDividend® Emerging Markets ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 95.5%
BRAZIL— 13.9%
Consumer Services — 2.7%
Multiplus	7,340	$100,715
Financials — 11.2%
Banco do Brasil	16,910	156,716
Banco Santander Brasil ADR	16,954	138,684
Itau Unibanco Holding	10,233	122,080
		417,480
TOTAL BRAZIL		518,195
CHINA— 10.4%
Consumer Goods — 1.3%
Belle International Holdings, Cl A	83,100	50,365
Consumer Services — 1.5%
Intime Retail Group	71,570	56,205
Financials — 3.8%
Agricultural Bank of China, Cl H	158,500	66,835
Country Garden Holdings	143,300	74,654
		141,489
Oil & Gas — 2.2%
China Oilfield Services, Cl H	84,000	81,239
Utilities — 1.6%
Datang International Power Generation, Cl H	221,500	59,696
TOTAL CHINA		388,994
CZECH REPUBLIC— 1.8%
Utilities — 1.8%
CEZ	3,520	66,250

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	October 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
GREECE— 1.8%
Consumer Services — 1.8%
OPAP	7,860	$66,948
HONG KONG— 11.7%
Basic Materials — 2.5%
China Hongqiao Group	104,433	93,460
Financials — 3.0%
China Evergrande Group	88,488	58,537
KWG Property Holding	96,728	56,130
		114,667
Industrials — 4.1%
China Resources Cement Holdings	223,300	90,416
China South City Holdings	295,300	65,496
		155,912
Oil & Gas — 2.1%
CNOOC	61,280	77,994
TOTAL HONG KONG		442,033
INDIA— 9.3%
Basic Materials — 7.1%
NMDC	49,670	98,877
Vedanta	54,600	165,590
		264,467
Financials — 2.2%
Power Finance	45,000	83,887
TOTAL INDIA		348,354
INDONESIA— 3.3%
Industrials — 3.3%
Indocement Tunggal Prakarsa	38,200	48,160
United Tractors	44,650	74,000
TOTAL INDONESIA		122,160
MALAYSIA— 4.3%
Consumer Goods — 1.3%
British American Tobacco Malaysia	4,100	48,399
Consumer Services — 1.6%
Astro Malaysia Holdings	88,500	60,124
Financials — 1.4%
Malayan Banking	27,520	51,826
TOTAL MALAYSIA		160,349

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	October 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES— 1.5%
Telecommunications — 1.5%
Globe Telecom	1,480	$54,404
POLAND— 2.3%
Telecommunications — 1.4%
Orange Polska	36,050	51,292
Utilities — 0.9%
Energa	16,500	33,706
TOTAL POLAND		84,998
RUSSIA— 10.6%
Basic Materials — 8.7%
MMC Norilsk Nickel PJSC ADR	4,698	70,846
Novolipetsk Steel PJSC GDR	6,560	106,272
PhosAgro PJSC GDR	4,700	58,280
Severstal PJSC	6,580	92,156
		327,554
Oil & Gas — 1.9%
Gazprom PJSC ADR	16,331	70,550
TOTAL RUSSIA		398,104
SOUTH AFRICA— 8.1%
Consumer Services — 2.2%
Foschini Group	7,870	81,020
Real Estate Investment Trusts — 4.2%
Growthpoint Properties	40,030	74,642
Redefine Properties	97,400	83,656
		158,298
Telecommunications — 1.7%
MTN Group	7,160	61,799
TOTAL SOUTH AFRICA		301,117
THAILAND— 10.4%
Basic Materials — 3.1%
Banpu PCL NVDR	223,250	116,736
Financials — 1.5%
BTS Group Holdings PCL NVDR	231,200	56,483
Technology — 1.5%
Intouch Holdings PCL NVDR	36,280	54,942
Telecommunications — 2.8%
Advanced Info Service NVDR	12,050	52,852

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	October 31, 2016

Global X SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — continued
Total Access Communication NVDR	59,600	$53,218
		106,070
Utilities — 1.5%
Glow Energy PCL NVDR	25,050	55,114
TOTAL THAILAND		389,345
TURKEY— 6.1%
Basic Materials — 2.0%
Eregli Demir ve Celik Fabrikalari	54,300	73,650
Consumer Goods — 1.6%
Tofas Turk Otomobil Fabrikasi	7,990	60,121
Industrials — 1.0%
TAV Havalimanlari Holding	9,400	38,613
Telecommunications — 1.5%
Turk Telekomunikasyon	30,900	57,079
TOTAL TURKEY		229,463
TOTAL COMMON STOCK
(Cost $2,987,815)		3,570,714

PREFERRED STOCK — 4.3%
BRAZIL— 3.0%
Utilities — 3.0%
Cia de Transmissao de Energia Eletrica Paulista (A)	5,200	113,811
RUSSIA— 1.3%
Oil & Gas — 1.3%
Surgutneftegas PJSC (A)	109,800	49,843
TOTAL PREFERRED STOCK
(Cost $126,025)		163,654
TOTAL INVESTMENTS — 99.8%
(Cost $3,113,840)		$3,734,368

Percentages are based on Net Assets of $3,740,433.

(A)	Interest rate unavailable

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR  — Non-Voting Depositary Receipt

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	October 31, 2016

Global X SuperDividend® REIT ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.5%
CANADA— 9.2%
Real Estate Investment Trusts — 9.2%
Artis Real Estate Investment Trust	112,032	$979,679
Cominar Real Estate Investment Trust	88,709	983,560
H&R Real Estate Investment Trust	69,734	1,186,818
TOTAL CANADA		3,150,057
SINGAPORE— 3.0%
Real Estate Investment Trusts — 3.0%
Ascendas Real Estate Investment Trust	610,104	1,038,829
UNITED STATES— 87.3%
Real Estate Investment Trusts — 87.3%
AGNC Investment	56,387	1,131,123
Annaly Capital Management	183,910	1,905,307
Apollo Commercial Real Estate Finance	60,268	1,019,735
Blackstone Mortgage Trust, Cl A	38,285	1,156,207
Capstead Mortgage	114,619	1,090,027
Chimera Investment	102,056	1,599,218
CYS Investments	145,249	1,252,046
EPR Properties	16,082	1,169,483
Gaming and Leisure Properties	36,191	1,188,151
Gramercy Property Trust	128,351	1,183,396
HCP	24,964	855,017
Invesco Mortgage Capital	83,997	1,254,075
Iron Mountain	35,942	1,212,324
Lexington Realty Trust	129,491	1,313,039
Liberty Property Trust	32,038	1,295,296
MFA Financial	157,220	1,149,278
MTGE Investment	73,695	1,256,500
Omega Healthcare Investors	26,583	846,137
Select Income	49,481	1,224,160
Senior Housing Properties Trust	61,528	1,308,701
Spirit Realty Capital	93,728	1,116,300
STAG Industrial	54,105	1,248,202
Starwood Property Trust	51,701	1,149,830
Two Harbors Investment	125,872	1,048,514
WP Carey	16,096	977,671
		29,949,737

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	October 31, 2016

Global X SuperDividend® REIT ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $34,636,504)	$34,138,623
TOTAL INVESTMENTS — 99.5%
(Cost $34,636,504)	$34,138,623

Percentages are based on Net Assets of $34,302,323.

Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	October 31, 2016

Global X SuperIncome™ Preferred ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
PREFERRED STOCK — 99.7%
BERMUDA— 0.6%
Financials — 0.6%
PartnerRe, Ser E, 7.250%	58,560	$1,480,983
GERMANY— 5.0%
Financials — 5.0%
Deutsche Bank Contingent Capital Trust II, 6.550%	95,124	2,193,560
Deutsche Bank Contingent Capital Trust III, 7.600%	228,510	5,550,508
Deutsche Bank Contingent Capital Trust V, 8.050%(A)	160,063	3,958,358
TOTAL GERMANY		11,702,426
NETHERLANDS— 9.3%
Financials — 9.3%
Aegon, 8.000%	127,945	3,400,778
Aegon, 6.375%	249,281	6,346,694
ING Groep, 7.200%	233,159	6,031,823
ING Groep, 6.375%	222,996	5,753,297
TOTAL NETHERLANDS		21,532,592
UNITED KINGDOM— 12.0%
Financials — 12.0%
Barclays Bank, Ser 3, 7.100%(A)	154,518	3,985,019
Barclays Bank, Ser 5, 8.125%	299,519	7,799,475
HSBC Holdings, 8.125%(A)	162,849	4,369,239
HSBC Holdings, Ser 2, 8.000%	283,360	7,384,362
Royal Bank of Scotland Group, Ser S, 6.600%	161,578	4,108,928
TOTAL UNITED KINGDOM		27,647,023

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	October 31, 2016

Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Basic Materials — 3.1%
Alcoa, Ser 1, 5.375%	148,932	$4,601,999
NuStar Logistics, 7.625%(B)	98,424	2,520,638
		7,122,637
Consumer Goods — 3.1%
CHS, Ser 3, 6.750%(A) (B)	120,702	3,391,726
CHS, Ser 4, 7.500%	129,606	3,790,976
		7,182,702
Financials — 41.4%
AmTrust Financial Services, 6.950%	69,877	1,764,394
Annaly Capital Management, 7.625%	69,249	1,748,537
Ares Management, 7.000%	62,626	1,623,892
Aviva, 8.250%	94,462	2,421,061
Axis Capital Holdings, 6.875%	97,368	2,497,489
Capital One Financial, Ser C, 6.250%	122,311	3,248,580
Capital One Financial, Ser D, 6.700%(A)	121,353	3,408,806
Citigroup, Ser J, 7.125%(B)	111,300	3,174,276
Citigroup, Ser L, 6.875%	56,202	1,519,702
Citigroup Capital XIII, 7.875%(B)	264,854	6,888,852
Colony Capital, 7.125%	66,863	1,703,669
Countrywide Capital V, 7.000%	367,163	9,458,119
Discover Financial Services, Ser B, 6.500%	142,895	3,742,420
GMAC Capital Trust I, Ser 2, 6.411%(B)	463,180	11,824,986
Hartford Financial Services Group, 7.875%(B)	145,685	4,557,027
JPMorgan Chase, Ser T, 6.700%(A)	227,898	6,248,963
KeyCorp, 8.625%(B)	84,886	2,215,525
Morgan Stanley, Ser E, 7.125%(B)	157,523	4,596,521
Morgan Stanley, Ser F, 6.875%(A) (B)	154,953	4,502,934
Morgan Stanley, Ser G, 6.625%(A)	92,068	2,518,060
Navient, 6.000%	65,937	1,507,979
Regions Financial, Ser A, 6.375%	127,877	3,322,244
Wells Fargo, Ser J, 8.000%	436,900	11,857,466
		96,351,502
Health Care — 4.6%
Allergan, 5.500%*	13,878	10,672,182
Industrials — 1.0%
Stericycle, 5.250%*	33,159	2,237,238
Oil & Gas — 6.3%
Kinder Morgan, Ser A, 9.750% (A)	200,196	9,219,026
Southwestern Energy, Ser B, 6.250%	211,088	5,291,976
		14,511,002
Real Estate Investment Trusts — 7.6%
Annaly Capital Management, Ser D, 7.500%	45,077	1,131,433
CBL & Associates Properties, Ser D, 7.375%	88,762	2,241,241

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	October 31, 2016

Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Real Estate Investment Trusts — continued
CHS, Ser B, 7.875%(A)	127,185	$3,988,521
Digital Realty Trust, Ser H, 7.375%	88,929	2,466,001
NorthStar Realty Finance, Ser B, 8.250%	28,363	715,315
Vereit, Ser F, 6.700%(A)	264,349	7,089,840
		17,632,351
Techhnology — 0.8%
Belden, 6.750%*	20,367	1,966,434
Telecommunications — 4.9%
Frontier Communications, Ser A, 11.125%	115,154	9,616,511
Qwest, 7.500%(A)	70,748	1,798,414
		11,414,925
TOTAL UNITED STATES		169,090,973
TOTAL PREFERRED STOCK
(Cost $240,199,021)		231,453,997

REPURCHASE AGREEMENTS — 6.0%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $13,000,116 (collateralized by U.S Treasury Obligations, ranging in par value $1-$7,016,919, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $13,260,000)(C)	$13,000,000	13,000,000
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16, repurchase price $991,010 (collateralized by U.S. Treasury Obligations, par value $921,576, 3.000%, 05/15/45 with a total market value of $1,015,198)(C)	991,000	991,000
TOTAL REPURCHASE AGREEMENTS
(Cost $13,991,000)		13,991,000
TOTAL INVESTMENTS — 105.7%
(Cost $254,190,021)		$245,444,997

Percentages are based on Net Assets of $232,206,248

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $13,600,406.
(B)	Floating rate security - Rate disclosed is the rate in effect on October 31, 2016.
(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $13,991,000.

Ser — Series

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	October 31, 2016

Global X SuperIncome™ Preferred ETF

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$231,453,997	$—	$—	$231,453,997
Repurchase Agreements	—	13,991,000	—	13,991,000
Total Investments in Securities	$231,453,997	$13,991,000	$—	$245,444,997

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

49

Schedule of Investments	October 31, 2016

Global X Social Media Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 12.8%
Technology — 12.8%
Changyou.com ADR *	8,101	$214,272
NetEase ADR	24,553	6,309,875
Renren ADR *	251,537	493,013
SINA *	70,259	5,068,484
Weibo ADR * (A)	94,967	4,369,432
YY ADR *	16,332	785,079
		17,240,155
TOTAL CHINA		17,240,155
GERMANY— 5.1%
Technology — 5.1%
United Internet	150,620	6,173,465
XING	3,205	651,547
		6,825,012
TOTAL GERMANY		6,825,012
HONG KONG— 9.9%
Technology — 9.9%
Tencent Holdings	501,745	13,315,425
JAPAN— 9.3%
Consumer Goods — 2.7%
Nexon (A)	209,472	3,568,110
Technology — 6.6%
Dena	131,681	4,235,445
Gree	125,735	697,564
LINE * (A)	50,070	2,051,210
Mixi	50,670	1,863,630
		8,847,849
TOTAL JAPAN		12,415,959
RUSSIA— 5.8%
Technology — 5.8%
Mail.ru Group GDR *	94,921	1,553,857

The accompanying notes are an integral part of the financial statements.

50

Schedule of Investments	October 31, 2016

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Yandex, Cl A *	318,099	$6,263,369
		7,817,226
TOTAL RUSSIA		7,817,226
TAIWAN— 0.8%
Consumer Services — 0.8%
PChome Online	98,346	1,068,927
UNITED STATES— 56.2%
Consumer Goods — 0.9%
Nutrisystem	35,094	1,112,480
Consumer Services — 6.1%
Angie's List *	46,586	358,712
Groupon, Cl A * (A)	506,035	2,019,080
Pandora Media * (A)	262,965	2,979,394
Yelp, Cl A *	84,862	2,771,593
		8,128,779
Technology — 49.2%
Alphabet, Cl A *	7,946	6,435,465
Facebook, Cl A *	105,875	13,868,566
IAC	88,685	5,714,861
Jive Software *	74,936	295,997
LinkedIn, Cl A *	70,900	13,442,640
Match Group * (A)	49,072	886,240
MeetMe *	59,333	290,138
Momo ADR *	149,506	3,600,105
Twitter * (A)	703,279	12,623,858
Yahoo! *	153,403	6,373,895
Zynga, Cl A *	904,600	2,541,926
		66,073,691
TOTAL UNITED STATES		75,314,950
TOTAL COMMON STOCK
(Cost $133,295,620)		133,997,654

REPURCHASE AGREEMENTS — 12.8%
Barclays Bank
0.320%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $16,000,142 (collateralized by U.S Treasury Obligations, ranging in par value $1-$7,877,993, 0.000%-4.750%, 11/15/16-05/15/46, with a total market value of $16,320,000)(B)	$16,000,000	16,000,000

The accompanying notes are an integral part of the financial statements.

51

Schedule of Investments	October 31, 2016

Global X Social Media Index ETF

	Face Amount	Value
REPURCHASE AGREEMENTS — continued

Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,121,608 (collateralized by U.S. Treasury Obligations, par value $1,043,024, 3.000%, 05/15/45 with a total market value of $1,148,984)(B)	$1,121,597	$1,121,597
TOTAL REPURCHASE AGREEMENTS
(Cost $17,121,597)		17,121,597
TOTAL INVESTMENTS — 112.7%
(Cost $150,417,217)		$151,119,251

Percentages are based on Net Assets of $134,110,738.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $16,161,795.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $17,121,597.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$133,997,654	$—	$—	$133,997,654
Repurchase Agreements	—	17,121,597	—	17,121,597
Total Investments in Securities	$133,997,654	$17,121,597	$—	$151,119,251

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

52

Schedule of Investments	October 31, 2016

Global X | JPMorgan Efficiente Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 90.1%
iShares Core S&P Small-Capital ETF	11,915	$1,413,953
iShares JP Morgan USD Emerging Markets Bond ETF	12,579	1,442,686
iShares S&P GSCI Commodity Indexed Trust	24,580	357,885
SPDR Bloomberg Barclays High Yield Bond ETF	40,341	1,462,765
Vanguard FTSE Emerging Markets ETF	38,933	1,469,720
Vanguard REIT ETF	4,298	351,404
TOTAL EXCHANGE TRADED FUNDS
(Cost $6,472,711)		6,498,413

EXCHANGE TRADED COMMODITY — 9.9%
ETFS Physical Gold
(Cost $735,184)	5,811	712,923

TOTAL INVESTMENTS — 100.0%
(Cost $7,207,895)		$7,211,336

Percentages are based on Net Assets of $7,214,656.

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

S&P — Standard & Poor's

USD — U.S. Dollar

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

53

Schedule of Investments	October 31, 2016

Global X | JPMorgan US Sector Rotator Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Energy Select Sector SPDR Fund	22,567	$1,548,548
iShares 1-3 Year Treasury Bond ETF, Cl 3	50,413	4,282,584
Technology Select Sector SPDR Fund	59,173	2,805,984
Utilities Select Sector SPDR Fund	41,680	2,060,242

TOTAL INVESTMENTS — 99.9%
(Cost $10,618,473)		$10,697,358

Percentages are based on Net Assets of $10,706,274.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipts

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

54

Schedule of Investments	October 31, 2016

Global X Permanent ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Face Amount/Shares	Value
U.S. TREASURY OBLIGATIONS — 49.1%
U.S. Treasury Bonds
4.625%, 02/15/40	$376,000	$521,230
4.375%, 11/15/39	391,800	525,211
3.875%, 08/15/40	18	23
3.125%, 02/15/42	468,400	521,369
3.125%, 11/15/41	471,700	524,563
U.S. Treasury Notes
3.125%, 05/15/19	525,300	553,904
1.500%, 08/31/18	551,100	557,429
1.375%, 09/30/18	552,400	557,493
0.750%, 02/28/18	559,900	559,747

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,287,327)		4,320,969

EXCHANGE TRADED COMMODITIES — 24.6%
ETFS Physical Gold	7,056	865,665
ETFS Physical Silver	21,514	366,383
ETFS Physical Silver (GBP shares)	3,802	64,638
Gold Bullion Securities	7,147	864,644
TOTAL EXCHANGE TRADED COMMODITIES
(Cost $2,958,687)		2,161,330

COMMON STOCK — 19.1%
AUSTRALIA— 0.4%
Basic Materials — 0.4%
BHP Billiton ADR	1,048	36,701
FRANCE— 0.3%
Oil & Gas — 0.3%
Total	592	28,372

The accompanying notes are an integral part of the financial statements.

55

Schedule of Investments	October 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
NETHERLANDS — 0.3%
Oil & Gas — 0.3%
Royal Dutch Shell ADR, Cl A	529	$26,349
PERU — 0.4%
Basic Materials — 0.4%
Southern Copper	1,109	31,485
RUSSIA— 0.4%
Basic Materials — 0.4%
MMC Norilsk Nickel PJSC ADR	2,250	33,930
SWITZERLAND— 0.4%
Basic Materials — 0.4%
Syngenta ADR	390	31,364
UNITED KINGDOM— 1.2%
Basic Materials — 0.9%
Glencore	14,680	44,807
Rio Tinto ADR	938	32,689
		77,496
Oil & Gas — 0.3%
BP	5,090	30,059
TOTAL UNITED KINGDOM		107,555
UNITED STATES— 15.7%
Basic Materials — 0.0%
AdvanSix *	5	79
Consumer Goods — 2.1%
Altria Group	237	15,670
Archer-Daniels-Midland	683	29,758
Coca-Cola	354	15,010
Kraft Heinz	182	16,189
Monsanto	291	29,324
PepsiCo	159	17,045
Philip Morris International	154	14,852
Procter & Gamble	189	16,405
Tyson Foods, Cl A	461	32,662
		186,915
Consumer Services — 1.6%
Amazon.com *	22	17,376
Comcast, Cl A	246	15,208
CVS Health	167	14,045
Home Depot	122	14,885
McDonald's	129	14,521
Starbucks	280	14,860
Walgreens Boots Alliance	194	16,050

The accompanying notes are an integral part of the financial statements.

56

Schedule of Investments	October 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wal-Mart Stores	210	$14,704
Walt Disney	158	14,645
		136,294
Financials — 1.4%
Bank of America	1,117	18,431
Berkshire Hathaway, Cl B *	108	15,584
Citigroup	353	17,350
JPMorgan Chase	245	16,969
Mastercard, Cl A	184	19,692
Visa, Cl A	201	16,584
Wells Fargo	327	15,045
		119,655
Health Care — 1.8%
AbbVie	256	14,280
Allergan *	67	13,999
Amgen	106	14,963
Bristol-Myers Squibb	225	11,455
Eli Lilly	212	15,654
Gilead Sciences	188	13,842
Johnson & Johnson	134	15,543
Medtronic	183	15,010
Merck	260	15,267
Pfizer	445	14,111
UnitedHealth Group	113	15,970
		160,094
Industrials — 1.2%
3M	90	14,877
Boeing	117	16,664
Deere	369	32,583
General Electric	503	14,637
Honeywell International	134	14,697
United Technologies	153	15,637
		109,095
Oil & Gas — 0.8%
Chevron	285	29,854
Exxon Mobil	318	26,496
Schlumberger	197	15,411
		71,761
Real Estate Investment Trust — 4.7%
American Tower, Cl A	393	46,056
AvalonBay Communities	251	42,966
Crown Castle International	456	41,492
Equinix	114	40,730

The accompanying notes are an integral part of the financial statements.

57

Schedule of Investments	October 31, 2016

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Equity Residential	664	$41,002
General Growth Properties	1,512	37,724
ProLogis	915	47,726
Public Storage	182	38,897
Simon Property Group	210	39,052
Welltower	600	41,118
		416,763
Technology — 1.8%
Alphabet, Cl A *	22	17,818
Apple	163	18,507
Cisco Systems	541	16,598
Facebook, Cl A *	136	17,814
Intel	487	16,982
International Business Machines	101	15,523
Microsoft	302	18,096
Oracle	384	14,753
QUALCOMM	282	19,379
		155,470
Telecommunications — 0.3%
AT&T	375	13,796
Verizon Communications	287	13,805
		27,601
TOTAL UNITED STATES		1,383,727
TOTAL COMMON STOCK
(Cost $1,562,871)		1,679,483

EXCHANGE TRADED FUNDS — 6.3%
Vanguard FTSE All-World ex-US ETF, Cl U	6,287	280,777
Vanguard Small-Cap ETF	2,330	273,123
TOTAL EXCHANGE TRADED FUNDS
(Cost $528,152)		553,900

TOTAL INVESTMENTS — 99.1%
(Cost $9,337,037)		$8,715,682

Percentages are based on Net Assets of $8,795,921.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE  — Financial Times and Stock Exchange

GBP — British Pound Sterling

The accompanying notes are an integral part of the financial statements.

58

Schedule of Investments	October 31, 2016

Global X Permanent ETF

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,320,969	$—	$4,320,969
Exchange Traded Commodities	2,161,330	—	—	2,161,330
Common Stock	1,679,483	—	—	1,679,483
Exchange Traded Funds	553,900	—	—	553,900
Total Investments in Securities	$4,394,713	$4,320,969	$—	$8,715,682

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

59

Schedule of Investments	October 31, 2016

Global X Guru® Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.9%
CHINA— 2.1%
Technology — 2.1%
Baidu ADR *	7,001	$1,238,197
IRELAND— 1.5%
Health Care — 1.5%
Horizon Pharma *	53,087	887,614
UNITED STATES— 94.3%
Basic Materials — 4.3%
Celanese, Cl A	18,366	1,339,249
Ferro *	91,447	1,185,153
		2,524,402
Consumer Goods — 9.9%
Constellation Brands, Cl A	7,371	1,231,842
Darling Ingredients *	85,332	1,160,515
Mondelez International, Cl A	28,397	1,276,161
NIKE, Cl B	21,356	1,071,644
NVR *	713	1,085,899
		5,826,061
Consumer Services — 22.1%
Amazon.com *	1,589	1,255,024
CBS, Cl B	23,501	1,330,627
Charter Communications, Cl A *	4,713	1,177,732
GrubHub *	32,667	1,244,939
Houghton Mifflin Harcourt *	80,311	1,015,934
Netflix *	12,752	1,592,342
Pandora Media * (A)	92,502	1,048,048

The accompanying notes are an integral part of the financial statements.

60

Schedule of Investments	October 31, 2016

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Restaurant Brands International	25,634	$1,139,944
Signet Jewelers (A)	13,112	1,065,481
Tribune Media, Cl A	31,269	1,019,369
Yum! Brands	13,505	1,165,211
		13,054,651
Financials — 14.8%
American International Group	20,440	1,261,148
Aon	11,109	1,231,210
Bank of New York Mellon	30,319	1,311,903
Berkshire Hathaway, Cl B *	8,233	1,188,022
Investors Bancorp	107,409	1,316,835
JPMorgan Chase	18,458	1,278,401
Western Union	58,218	1,168,435
		8,755,954
Health Care — 7.8%
Allergan *	4,789	1,000,614
Cigna	9,194	1,092,523
Humana	6,746	1,157,141
Incyte *	15,575	1,354,558
		4,604,836
Industrials — 8.4%
Dycom Industries *	14,226	1,094,406
FleetCor Technologies *	7,216	1,264,965
Macquarie Infrastructure	15,132	1,237,949
Spirit Aerosystems Holdings, Cl A	27,078	1,363,648
		4,960,968
Oil & Gas — 3.8%
Cheniere Energy *	27,424	1,033,885
Pioneer Natural Resources	6,785	1,214,651
		2,248,536
Real Estate Investment Trusts — 4.1%
American Tower, Cl A	10,623	1,244,909
Crown Castle International	12,793	1,164,035
		2,408,944
Technology — 16.9%
Alphabet, Cl A *	1,511	1,223,759
Apple	11,083	1,258,364
Autodesk *	19,358	1,399,196
Broadcom	7,034	1,197,749
CDK Global	20,787	1,135,178
Facebook, Cl A *	9,836	1,288,418
Microsoft	21,107	1,264,732

The accompanying notes are an integral part of the financial statements.

61

Schedule of Investments	October 31, 2016

Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Yahoo! *	28,533	$1,185,546
		9,952,942
Utilities — 2.2%
FirstEnergy	37,399	1,282,412
TOTAL UNITED STATES		55,619,706
TOTAL COMMON STOCK
(Cost $59,328,977)		57,745,517

MASTER LIMITED PARTNERSHIP — 1.7%
UNITED STATES— 1.7%
Oil & Gas — 1.7%
Energy Transfer Partners
(Cost $1,056,644)	29,423	1,029,217

REPURCHASE AGREEMENT — 2.3%
Deutsche Bank
0.350%, dated 10/31/16, to be repurchased on 11/01/16 repurchase price $1,336,013 (collateralized by U.S. Treasury Obligations, par value $1,242,407, 3.000%, 05/15/45 with a total market value of $1,368,662)(B) (Cost $1,336,000)	$1,336,000	1,336,000
TOTAL INVESTMENTS — 101.9%
(Cost $61,721,621)		$60,110,734

Percentages are based on Net Assets of $59,013,432.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan as of October 31, 2016. The total value of securities on loan as of October 31, 2016 was $1,290,225.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2016 was $1,336,000.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,745,517	$—	$—	$57,745,517
Master Limited Partnership	1,029,217	—	—	1,029,217
Repurchase Agreement	—	1,336,000	—	1,336,000
Total Investments in Securities	$58,774,734	$1,336,000	$—	$60,110,734

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

As of October 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

62

Schedule of Investments	October 31, 2016

Global X Guru® Activist Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
CANADA— 1.4%
Health Care — 1.4%
Valeant Pharmaceuticals International *	1,061	$18,928
UNITED STATES— 98.3%
Basic Materials — 12.2%
Air Products & Chemicals	185	24,683
Alcoa	914	26,250
CONSOL Energy	1,580	26,781
Dow Chemical	539	29,004
EI du Pont de Nemours	415	28,548
Freeport-McMoRan Copper & Gold	2,335	26,105
Versum Materials *	92	2,088
		163,459
Consumer Goods — 6.4%
ConAgra Foods	616	29,679
Herbalife *	434	26,335
Mondelez International, Cl A	661	29,705
		85,719
Consumer Services — 25.4%
Charter Communications, Cl A *	110	27,488
Chipotle Mexican Grill, Cl A *	56	20,203
Comcast, Cl A	419	25,903
Cracker Barrel Old Country Store	176	24,288
Hertz Global Holdings *	565	18,730
Restaurant Brands International	596	26,504
Scripps Networks Interactive, Cl A	444	28,575
Sysco	542	26,081
Time Warner	349	31,057
Twenty-First Century Fox, Cl B	1,080	28,501
Walgreens Boots Alliance	341	28,211

The accompanying notes are an integral part of the financial statements.

63

Schedule of Investments	October 31, 2016

Global X Guru® Activist Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Wynn Resorts	278	$26,285
Yum! Brands	314	27,092
		338,918
Financials — 12.9%
American International Group	476	29,369
Bank of New York Mellon	706	30,549
CBRE Group, Cl A *	960	24,730
Liberty Broadband, Cl C *	414	27,593
Morgan Stanley	933	31,320
Willis Towers Watson	232	29,209
		172,770
Health Care — 5.8%
Allergan *	111	23,192
Baxter International	586	27,888
Zoetis, Cl A	542	25,908
		76,988
Industrials — 14.4%
Alliance Data Systems	133	27,195
FedEx	169	29,460
General Electric	905	26,336
PayPal Holdings *	735	30,619
Pentair	425	23,430
United Technologies	258	26,368
Xerox	2,882	28,157
		191,565
Oil & Gas — 10.2%
Baker Hughes	551	30,525
Cheniere Energy *	638	24,053
CVR Energy	1,956	25,937
Hess	498	23,889
Williams	1,073	31,331
		135,735
Technology — 8.6%
Alphabet, Cl C *	36	28,244
Apple	258	29,293
Microsoft	491	29,421
Yahoo! *	664	27,589
		114,547
Telecommunications — 2.4%
Level 3 Communications *	579	32,511

The accompanying notes are an integral part of the financial statements.

64

Schedule of Investments	October 31, 2016

Global X Guru® Activist Index ETF

Value
COMMON STOCK — continued
TOTAL UNITED STATES	$1,312,212
TOTAL COMMON STOCK
(Cost $1,360,719)	1,331,140
TOTAL INVESTMENTS — 99.7%
(Cost $1,360,719)	$1,331,140

Percentages are based on Net Assets of $1,334,780.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

65

Schedule of Investments	October 31, 2016

Global X Guru® International Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA— 2.0%
Oil & Gas — 2.0%
YPF ADR	779	$13,835
BRAZIL— 13.7%
Consumer Goods — 2.0%
AMBEV ADR	2,290	13,511
Financials — 4.7%
Banco Bradesco ADR	1,559	16,229
Itau Unibanco Holding ADR	1,366	16,296
		32,525
Industrials — 2.4%
Embraer ADR	779	16,663
Oil & Gas — 2.5%
Petroleo Brasileiro ADR *	1,492	17,412
Telecommunications — 2.1%
Tim Participacoes ADR	1,074	14,875
TOTAL BRAZIL		94,986
CANADA— 23.0%
Basic Materials — 7.6%
Barrick Gold	677	11,909
Franco-Nevada	179	11,717
Kinross Gold *	2,788	10,762
Teck Resources, Cl B	854	18,429
		52,817
Consumer Goods — 3.9%
Gildan Activewear, Cl A	475	12,193
Magna International	349	14,327
		26,520

The accompanying notes are an integral part of the financial statements.

66

Schedule of Investments	October 31, 2016

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 1.9%
Restaurant Brands International	295	$13,119
Industrials — 1.9%
Canadian Pacific Railway	93	13,295
Oil & Gas — 6.0%
Canadian Natural Resources	430	13,635
Suncor Energy	494	14,830
TransCanada	296	13,403
		41,868
Technology — 1.7%
BlackBerry *	1,726	12,168
TOTAL CANADA		159,787
CHINA— 11.6%
Consumer Services — 5.7%
Alibaba Group Holding ADR *	146	14,847
China Lodging Group ADR	331	14,236
Fang Holdings ADR *	3,299	10,986
		40,069
Oil & Gas — 1.6%
JinkoSolar Holding ADR *	711	10,957
Technology — 4.3%
Baidu ADR *	81	14,325
SINA *	198	14,284
Weibo ADR *	19	874
		29,483
TOTAL CHINA		80,509
DENMARK— 1.5%
Health Care — 1.5%
Novo Nordisk ADR	302	10,733
HONG KONG— 2.3%
Consumer Services — 2.3%
Melco Crown Entertainment ADR	962	16,104
INDIA— 1.9%
Technology — 1.9%
Infosys ADR	887	13,536
IRELAND— 3.9%
Health Care — 1.7%
Shire ADR	71	11,973
Industrials — 2.2%
AerCap Holdings *	364	14,964
TOTAL IRELAND		26,937

The accompanying notes are an integral part of the financial statements.

67

Schedule of Investments	October 31, 2016

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL— 7.8%
Health Care — 1.7%
Teva Pharmaceutical Industries ADR	267	$11,411
Industrials — 1.9%
Orbotech *	490	13,426
Technology — 4.2%
Mellanox Technologies *	335	14,539
Tower Semiconductor *	932	14,493
		29,032
TOTAL ISRAEL		53,869
LUXEMBOURG— 1.7%
Financials — 1.7%
Altisource Portfolio Solutions *	449	11,562
MEXICO— 4.1%
Consumer Goods — 1.9%
Coca-Cola Femsa ADR	173	12,977
Telecommunications — 2.2%
America Movil ADR, Ser L, Cl L	1,155	15,176
TOTAL MEXICO		28,153
NETHERLANDS— 6.2%
Basic Materials — 2.1%
ArcelorMittal	2,150	14,469
Industrials — 2.1%
Koninklijke Philips	491	14,745
Oil & Gas — 2.0%
Royal Dutch Shell ADR, Cl A	276	13,748
TOTAL NETHERLANDS		42,962
PERU— 3.6%
Basic Materials — 1.7%
Cia de Minas Buenaventura ADR	864	11,483
Financials — 1.9%
Credicorp Ltd.	90	13,381
TOTAL PERU		24,864
SOUTH AFRICA— 1.4%
Basic Materials — 1.4%
AngloGold Ashanti ADR *	712	9,783
SOUTH KOREA— 1.9%
Telecommunications — 1.9%
SK Telecom ADR	613	13,394

The accompanying notes are an integral part of the financial statements.

68

Schedule of Investments	October 31, 2016

Global X Guru® International Index ETF

	Shares	Value
COMMON STOCK — continued
SPAIN— 1.8%
Health Care — 1.8%
Grifols ADR	859	$12,275
SWITZERLAND— 2.1%
Financials — 2.1%
UBS Group	1,038	14,605
TAIWAN— 2.2%
Technology — 2.2%
Taiwan Semiconductor Manufacturing ADR	483	15,021
UNITED KINGDOM— 7.1%
Basic Materials — 2.2%
Rio Tinto ADR	432	15,055
Health Care — 2.8%
GW Pharmaceuticals ADR *	169	19,839
Oil & Gas — 2.1%
BP ADR	409	14,540
TOTAL UNITED KINGDOM		49,434
TOTAL COMMON STOCK
(Cost $716,398)		692,349
TOTAL INVESTMENTS — 99.8%
(Cost $716,398)		$692,349

Percentages are based on Net Assets of $693,777.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

69

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
UNITED STATES— 99.7%
Basic Materials — 3.0%
Albemarle	1,071	$89,482
Alcoa	4,379	125,765
Ashland Global Holdings	1,508	168,489
Celanese, Cl A	2,338	170,487
Dow Chemical	1,365	73,451
Eastman Chemical	1,237	88,953
Ecolab	720	82,202
International Flavors & Fragrances	1,354	177,076
International Paper	965	43,454
Mosaic	4,617	108,638
Newmont Mining	20,601	763,061
Nucor	1,152	56,275
Praxair	443	51,857
		1,999,190
Consumer Goods — 13.8%
Activision Blizzard	4,420	190,811
Altria Group	2,062	136,339
Archer-Daniels-Midland	1,191	51,892
Autoliv	2,004	193,947
BorgWarner	1,769	63,401
Brown-Forman, Cl B	2,634	121,612
Bunge	4,746	294,300
Campbell Soup	4,651	252,735
Church & Dwight	5,170	249,504
Clorox	3,459	415,149
Coach	5,944	213,330

The accompanying notes are an integral part of the financial statements.

70

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Coca-Cola	3,586	$152,046
Colgate-Palmolive	1,684	120,170
ConAgra Foods	7,549	363,711
Constellation Brands, Cl A	735	122,833
DR Horton	4,451	128,322
Dr Pepper Snapple Group	2,260	198,405
Electronic Arts *	957	75,144
Estee Lauder, Cl A	2,260	196,914
Ford Motor	6,471	75,969
General Mills	1,684	104,374
General Motors	1,285	40,606
Genuine Parts	1,140	103,273
Goodyear Tire & Rubber	2,154	62,531
Hanesbrands	3,248	83,474
Harley-Davidson	713	40,655
Hasbro	1,638	136,626
Hershey	1,251	128,177
Hormel Foods	4,897	188,535
Ingredion	771	101,132
JM Smucker	2,017	264,852
Kellogg	2,689	202,025
Kimberly-Clark	777	88,897
Kraft Heinz	971	86,370
Lear	934	114,676
Lennar, Cl A	1,460	60,868
LKQ *	3,648	117,757
Mattel	7,250	228,592
McCormick	3,165	303,429
Michael Kors Holdings *	4,031	204,694
Mohawk Industries *	798	147,072
Molson Coors Brewing, Cl B	2,154	223,607
Mondelez International, Cl A	3,076	138,235
Monsanto	835	84,143
Monster Beverage *	475	68,562
Newell Brands	1,660	79,713
NIKE, Cl B	2,383	119,579
PepsiCo	1,136	121,779
Philip Morris International	1,367	131,834
Procter & Gamble	1,485	128,898
PVH	2,366	253,115
Reynolds American	2,986	164,469
Snap-On	772	118,965
Stanley Black & Decker	2,832	322,395
Tesla Motors *	316	62,483

The accompanying notes are an integral part of the financial statements.

71

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Tyson Foods, Cl A	7,029	$498,005
VF	872	47,271
Whirlpool	510	76,408
WhiteWave Foods, Cl A *	671	36,563
		9,101,173
Consumer Services — 11.5%
Advance Auto Parts	1,023	143,302
Alaska Air Group	1,175	84,859
Amazon.com *	124	97,938
AmerisourceBergen, Cl A	877	61,671
AutoZone *	256	189,993
Bed Bath & Beyond	3,689	149,109
Best Buy	8,961	348,672
Cardinal Health	879	60,379
CarMax *	723	36,107
Carnival	2,535	124,468
Charter Communications, Cl A *	167	41,732
Chipotle Mexican Grill, Cl A *	319	115,082
Comcast, Cl A	3,208	198,319
Costco Wholesale	723	106,910
CVS Health	1,736	145,998
Darden Restaurants	2,277	147,527
Delta Air Lines	2,918	121,885
DISH Network, Cl A *	1,562	91,471
Dollar General	1,143	78,970
Dollar Tree *	2,038	153,971
Expedia	1,436	185,574
Foot Locker	2,032	135,677
Hilton Worldwide Holdings	2,121	47,935
Home Depot	561	68,448
Interpublic Group	4,883	109,330
Kohl's	5,829	255,019
Kroger	4,044	125,283
L Brands	1,810	130,664
Liberty Global, Cl A *	5,732	186,863
Liberty Interactive, Cl A *	2,915	53,898
Lowe's	826	55,053
Macy's	2,538	92,611
Marriott International, Cl A	1,074	73,784
McDonald's	1,980	222,889
McKesson	326	41,457
MGM Resorts International *	6,709	175,575
Netflix *	627	78,294
Nielsen Holdings	4,558	205,201

The accompanying notes are an integral part of the financial statements.

72

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Omnicom Group	868	$69,284
O'Reilly Automotive *	162	42,839
priceline.com *	52	76,660
Rite Aid *	12,629	84,741
Ross Stores	857	53,597
Royal Caribbean Cruises	1,644	126,374
Sirius XM Holdings	42,131	175,686
Southwest Airlines	3,349	134,127
Starbucks	2,281	121,053
Sysco	2,963	142,579
Target	4,419	303,718
Tiffany	1,290	94,712
Time Warner	1,589	141,405
TJX	2,066	152,367
Tractor Supply	883	55,302
TripAdvisor *	834	53,776
Ulta Salon Cosmetics & Fragrance *	810	197,105
United Continental Holdings *	1,656	93,117
Walgreens Boots Alliance	2,587	214,022
Wal-Mart Stores	2,417	169,238
Walt Disney	1,902	176,296
Whole Foods Market	1,623	45,915
Wyndham Worldwide	1,200	79,008
Yum! Brands	809	69,800
		7,614,639
Financials — 16.4%
Aflac	2,283	157,230
Alexandria Real Estate Equities	730	78,701
Alleghany *	369	190,482
Allstate	1,881	127,720
Ally Financial	5,121	92,537
American Express	667	44,302
American International Group	2,208	136,234
Ameriprise Financial	443	39,157
Aon	1,322	146,517
Arch Capital Group *	6,705	522,789
Arthur J Gallagher	4,180	201,601
Bank of America	6,095	100,567
Bank of New York Mellon	3,742	161,916
BB&T	4,569	179,105
Berkshire Hathaway, Cl B *	894	129,004
BlackRock, Cl A	129	44,020
Brixmor Property Group	2,941	74,760
Capital One Financial	929	68,783

The accompanying notes are an integral part of the financial statements.

73

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CBRE Group, Cl A *	1,255	$32,329
Charles Schwab	2,546	80,708
Chubb	1,485	188,595
Cincinnati Financial	3,545	250,915
CIT Group	6,030	219,070
Citigroup	1,027	50,477
Citizens Financial Group	3,615	95,219
CME Group, Cl A	4,580	458,458
Comerica	4,577	238,416
Discover Financial Services	2,071	116,659
Duke Realty	2,776	72,593
E*TRADE Financial *	2,399	67,556
Equifax	1,408	174,550
Everest Re Group	1,090	221,837
Fifth Third Bancorp	10,088	219,515
First Republic Bank	3,337	248,373
FNF Group	4,712	169,208
Franklin Resources	1,964	66,108
Goldman Sachs Group	647	115,321
Hartford Financial Services Group	4,306	189,938
Huntington Bancshares	29,783	315,700
IHS Markit *	1,011	37,194
Intercontinental Exchange	1,061	286,884
Invesco	2,735	76,826
JPMorgan Chase	2,452	169,826
KeyCorp	11,938	168,565
Lincoln National	1,826	89,638
Loews	4,470	192,344
M&T Bank	2,577	316,275
Markel *	492	431,696
Marsh & McLennan	1,359	86,147
Mastercard, Cl A	701	75,021
MetLife	1,015	47,664
Moody's	612	61,518
Morgan Stanley	1,650	55,391
Nasdaq	2,687	171,888
New York Community Bancorp	17,843	256,225
Northern Trust	2,519	182,426
PNC Financial Services Group	1,567	149,805
Principal Financial Group	1,908	104,177
Progressive	8,048	253,592
Prudential Financial	596	50,535
Regions Financial	17,972	192,480
S&P Global	446	54,345

The accompanying notes are an integral part of the financial statements.

74

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
State Street	719	$50,481
SunTrust Banks	1,737	78,564
TD Ameritrade Holding	2,254	77,110
Travelers	1,441	155,887
Unum Group	4,048	143,299
US Bancorp	2,529	113,198
Visa, Cl A	1,004	82,840
Wells Fargo	2,251	103,569
Western Union	2,964	59,488
Willis Towers Watson	1,816	228,634
XL Group	5,348	185,576
		10,876,078
Health Care — 10.1%
Abbott Laboratories	2,300	90,252
Aetna	2,658	285,336
Allergan *	304	63,518
Anthem	1,518	184,983
Baxter International	4,708	224,054
Becton Dickinson	1,071	179,832
BioMarin Pharmaceutical *	609	49,036
Boston Scientific *	3,227	70,994
Bristol-Myers Squibb	1,618	82,372
Centene *	890	55,607
Cigna	1,697	201,655
Cooper	583	102,631
CR Bard	947	205,196
DaVita *	2,869	168,181
DENTSPLY SIRONA	3,423	197,062
Edwards Lifesciences *	772	73,510
Eli Lilly	2,374	175,296
Express Scripts Holding *	3,028	204,087
Henry Schein *	852	127,118
Hologic *	2,737	98,559
Humana	877	150,432
IDEXX Laboratories *	332	35,571
Incyte *	772	67,141
Intuitive Surgical *	252	169,364
Johnson & Johnson	885	102,651
Laboratory Corp of America Holdings *	2,887	361,857
Mallinckrodt *	1,554	92,090
Medtronic	1,660	136,153
Merck	3,911	229,654
Perrigo	925	76,951
Pfizer	8,541	270,835

The accompanying notes are an integral part of the financial statements.

75

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Quest Diagnostics	5,772	$470,072
ResMed	2,393	143,030
Stryker	763	88,012
Thermo Fisher Scientific	1,105	162,468
UnitedHealth Group	1,888	266,831
Universal Health Services, Cl B	2,659	320,968
Varian Medical Systems *	2,217	201,148
Waters *	1,710	237,929
Zimmer Biomet Holdings	1,050	110,670
Zoetis, Cl A	3,513	167,922
		6,701,028
Industrials — 12.5%
3M	456	75,377
Accenture, Cl A	562	65,327
Acuity Brands	311	69,530
Agilent Technologies	1,444	62,915
Alliance Data Systems	207	42,325
AMETEK	1,535	67,693
Amphenol, Cl A	2,151	141,816
Automatic Data Processing	787	68,516
Ball	1,752	135,027
Boeing	821	116,935
Broadridge Financial Solutions	723	46,749
Caterpillar	540	45,068
CH Robinson Worldwide	4,862	331,199
Cintas	431	45,975
CSX	1,398	42,653
Cummins	442	56,497
Danaher	2,275	178,701
Deere	2,897	255,805
Dover	1,272	85,084
Eaton	675	43,045
Expeditors International of Washington	4,819	248,034
Fastenal	2,802	109,222
FedEx	503	87,683
Fidelity National Information Services	1,763	130,321
Fiserv *	645	63,520
FleetCor Technologies *	726	127,268
Fluor	1,502	78,089
Fortune Brands Home & Security	1,544	84,349
General Dynamics	498	75,068
General Electric	5,297	154,143
Global Payments	1,614	117,047
Honeywell International	574	62,956

The accompanying notes are an integral part of the financial statements.

76

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Illinois Tool Works	681	$77,341
Ingersoll-Rand	1,238	83,305
JB Hunt Transport Services	1,090	88,955
Kansas City Southern	977	85,741
L-3 Communications Holdings, Cl 3	1,690	231,429
Lockheed Martin	402	99,045
Martin Marietta Materials	1,240	229,871
Masco	3,970	122,593
Mettler-Toledo International *	354	143,044
Norfolk Southern	597	55,521
Northrop Grumman	317	72,593
Parker-Hannifin	769	94,395
Paychex	2,537	140,042
PayPal Holdings *	1,284	53,492
Pentair	939	51,767
Raytheon	662	90,436
Republic Services, Cl A	7,947	418,251
Rockwell Automation	404	48,367
Rockwell Collins	1,408	118,722
Roper Technologies	1,338	231,889
Sealed Air	2,149	98,059
Sherwin-Williams	348	85,211
Stericycle *	726	58,145
TE Connectivity	1,346	84,623
Textron	2,061	82,605
Total System Services	2,908	145,051
TransDigm Group	1,172	319,323
United Parcel Service, Cl B	454	48,923
Valspar	1,214	120,915
Vantiv, Cl A *	3,456	201,692
Verisk Analytics, Cl A *	3,121	254,518
Vulcan Materials	2,828	320,130
Waste Management	1,858	121,996
Westrock	1,389	64,158
WW Grainger	552	114,882
Xerox	17,967	175,538
Xylem	2,913	140,785
		8,287,290
Oil & Gas — 4.2%
Anadarko Petroleum	836	49,692
Baker Hughes	1,397	77,394
Cabot Oil & Gas	3,667	76,567
Chevron	934	97,836
Cimarex Energy	854	110,277

The accompanying notes are an integral part of the financial statements.

77

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Concho Resources *	3,217	$408,366
ConocoPhillips	1,134	49,272
Devon Energy	1,139	43,157
EOG Resources	813	73,511
EQT	1,900	125,400
Exxon Mobil	2,766	230,463
Halliburton	1,356	62,376
Kinder Morgan	2,686	54,875
Marathon Oil	4,903	64,621
Marathon Petroleum	2,152	93,806
National Oilwell Varco	2,592	83,203
Newfield Exploration *	844	34,258
Occidental Petroleum	2,727	198,826
Phillips 66	1,610	130,651
Pioneer Natural Resources	1,087	194,595
Schlumberger	877	68,608
Spectra Energy	1,870	78,185
Tesoro	1,924	163,482
Valero Energy	2,819	166,998
		2,736,419
Real Estate Investment Trusts — 8.1%
American Tower, Cl A	821	96,213
Annaly Capital Management	60,004	621,641
AvalonBay Communities	1,624	277,996
Boston Properties	615	74,095
Crown Castle International	1,779	161,871
Digital Realty Trust	3,428	320,278
Equinix	256	91,464
Equity Residential	3,417	211,000
Essex Property Trust	1,108	237,212
Extra Space Storage	1,668	122,014
Federal Realty Investment Trust	1,084	157,429
General Growth Properties	6,060	151,197
HCP	3,214	110,080
Host Hotels & Resorts	4,572	70,775
Kimco Realty	5,452	145,078
Macerich	3,579	253,322
ProLogis	2,358	122,993
Public Storage	393	83,992
Realty Income	7,350	435,414
Simon Property Group	403	74,942
SL Green Realty	1,238	121,596
UDR	6,158	215,345
Ventas	4,748	321,677

The accompanying notes are an integral part of the financial statements.

78

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
VEREIT	42,886	$403,128
Vornado Realty Trust	778	72,183
Welltower	4,650	318,665
Weyerhaeuser	3,152	94,339
		5,365,939
Technology — 8.0%
Adobe Systems *	467	50,207
Akamai Technologies *	1,355	94,132
Alphabet, Cl A *	69	55,883
Amdocs	7,668	448,194
ANSYS *	986	90,071
Autodesk *	1,862	134,585
Broadcom	370	63,004
CA	3,520	108,205
Cerner *	875	51,258
Check Point Software Technologies *	2,875	243,110
Cisco Systems	4,043	124,039
Citrix Systems *	2,421	205,301
Corning	2,525	57,343
F5 Networks *	818	113,056
Facebook, Cl A *	661	86,584
Gartner *	1,091	93,870
Harris	1,948	173,781
Hewlett Packard Enterprise	1,821	40,918
Intel	2,336	81,456
International Business Machines	597	91,753
Intuit	825	89,710
Juniper Networks	8,495	223,758
KLA-Tencor	1,197	89,907
Lam Research	1,014	98,216
Linear Technology	1,746	104,865
Maxim Integrated Products	4,406	174,610
Microchip Technology	957	57,946
Micron Technology *	6,794	116,585
Microsoft	806	48,295
Motorola Solutions	3,284	238,353
NetApp	6,460	219,252
NVIDIA	937	66,677
Palo Alto Networks *	599	92,144
Qorvo *	898	49,974
QUALCOMM	769	52,846
Red Hat *	775	60,024
salesforce.com *	710	53,364
ServiceNow *	927	81,493

The accompanying notes are an integral part of the financial statements.

79

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Skyworks Solutions	1,178	$90,635
Symantec	8,050	201,491
Synopsys *	1,534	90,982
Texas Instruments	1,051	74,463
Twitter *	4,033	72,392
VeriSign *	1,550	130,231
Western Digital	891	52,070
Workday, Cl A *	889	77,059
Xilinx	2,019	102,706
Yahoo! *	2,399	99,679
		5,316,477
Telecommunications — 1.9%
AT&T	10,231	376,398
CenturyLink	3,627	96,406
Level 3 Communications *	2,170	121,846
SBA Communications, Cl A *	1,958	221,802
T-Mobile US *	6,400	318,272
Verizon Communications	2,418	116,306
		1,251,030
Utilities — 10.2%
Alliant Energy	4,221	160,609
Ameren	4,696	234,565
American Electric Power	2,787	180,709
American Water Works	7,566	560,187
CenterPoint Energy	12,301	280,463
CMS Energy	6,904	291,004
Consolidated Edison	5,068	382,887
Dominion Resources	1,258	94,602
DTE Energy	2,749	263,931
Duke Energy	4,929	394,419
Edison International	3,970	291,716
Entergy	3,564	262,595
Eversource Energy	4,667	256,965
Exelon	9,786	333,409
FirstEnergy	5,785	198,368
NextEra Energy	1,222	156,416
NiSource	5,562	129,372
ONEOK	1,689	81,798
PG&E	3,758	233,447
Pinnacle West Capital	2,151	163,756
PPL	4,022	138,115
Public Service Enterprise Group	4,046	170,256
SCANA	2,668	195,724
Sempra Energy	885	94,784

The accompanying notes are an integral part of the financial statements.

80

Schedule of Investments	October 31, 2016

Global X Scientific Beta US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Southern	7,835	$404,051
WEC Energy Group	5,783	345,361
Westar Energy, Cl A	3,189	182,793
Xcel Energy	6,970	289,603
		6,771,905
TOTAL COMMON STOCK
(Cost $64,718,233)		66,021,168
TOTAL INVESTMENTS — 99.7%
(Cost $64,718,233)		$66,021,168

Percentages are based on Net Assets of $66,201,777.

*	Non-income producing security.

Cl — Class

S&P — Standard & Poor's

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

81

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.1%
AUSTRIA— 1.1%
Basic Materials — 0.1%
voestalpine	260	$9,186
Financials — 0.5%
Erste Group Bank	1,000	31,362
IMMOFINANZ	8,719	18,762
		50,124
Industrials — 0.3%
ANDRITZ	333	17,394
Wienerberger	1,750	27,941
		45,335
Oil & Gas — 0.2%
OMV	1,115	34,804
TOTAL AUSTRIA		139,449
BELGIUM— 4.6%
Basic Materials — 0.3%
Solvay	151	17,306
Umicore	320	19,430
		36,736
Consumer Goods — 0.2%
Anheuser-Busch InBev	119	13,638
Ontex Group	465	14,041
		27,679
Consumer Services — 0.6%
Colruyt	839	45,034

The accompanying notes are an integral part of the financial statements.

82

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Telenet Group Holding *	356	$19,030
		64,064
Financials — 1.6%
Ackermans & van Haaren	408	56,600
Ageas	644	23,491
Groupe Bruxelles Lambert	346	29,721
KBC Groep	266	16,186
Sofina	548	76,471
		202,469
Health Care — 0.6%
UCB	1,124	76,010
Industrials — 0.5%
bpost	2,223	59,057
Real Estate Investment Trusts — 0.6%
Cofinimmo	661	77,350
Telecommunications — 0.2%
Proximus	884	25,273
TOTAL BELGIUM		568,638
DENMARK— 4.3%
Consumer Goods — 0.4%
Carlsberg, Cl B	340	30,612
Pandora	55	7,148
Royal Unibrew	151	7,054
		44,814
Financials — 0.9%
Danske Bank	722	22,257
Jyske Bank	810	36,704
Sydbank	929	29,008
Tryg	1,522	29,695
		117,664
Health Care — 1.8%
Christian Hansen Holding	932	55,732
Coloplast, Cl B	511	35,602
Genmab *	96	15,816
GN Store Nord	716	14,497
H Lundbeck	382	12,300
Novo Nordisk, Cl B	608	21,717
Novozymes, Cl B	288	10,682

The accompanying notes are an integral part of the financial statements.

83

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
William Demant Holding *	3,492	$64,941
		231,287
Industrials — 0.5%
A P Moller - Maersk, Cl B	10	15,325
Industrials — continued
DSV	494	23,906
ISS	497	19,510
		58,741
Oil & Gas — 0.1%
Vestas Wind Systems	83	6,647
Technology — 0.2%
SimCorp	424	23,399
Telecommunications — 0.4%
TDC	9,007	49,626
TOTAL DENMARK		532,178
FINLAND— 3.1%
Basic Materials — 0.3%
Stora Enso, Cl R	1,573	14,855
UPM-Kymmene	816	18,964
		33,819
Consumer Goods — 0.3%
Amer Sports	745	20,253
Nokian Renkaat	314	10,522
		30,775
Consumer Services — 0.3%
Kesko, Cl B	684	33,951
Financials — 0.3%
Sampo, Cl A	695	31,823
Health Care — 0.3%
Orion, Cl B	845	35,931
Industrials — 0.4%
Huhtamaki	898	36,206
Kone, Cl B	303	13,927
Metso	413	10,820
		60,953
Oil & Gas — 0.5%
Neste	1,627	70,145
Technology — 0.2%
Nokia	1,587	7,077

The accompanying notes are an integral part of the financial statements.

84

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
Tieto	245	$6,712
		13,789
Telecommunications — 0.2%
Elisa	688	23,154
Utilities — 0.3%
Fortum	2,878	47,923
TOTAL FINLAND		382,263
FRANCE— 16.1%
Basic Materials — 0.5%
Air Liquide	57	5,791
Arkema	352	33,331
Imerys	362	25,143
		64,265
Consumer Goods — 2.5%
Christian Dior	43	8,284
Cie Generale des Etablissements Michelin, Cl B	255	27,570
Danone	292	20,191
Faurecia	323	11,865
Hermes International	82	33,178
L'Oreal	198	35,390
LVMH Moet Hennessy Louis Vuitton	110	19,962
Pernod Ricard	320	38,008
Peugeot *	991	14,823
Plastic Omnium	215	6,995
Renault	96	8,325
SEB	382	56,133
Societe BIC	199	27,552
UBISOFT Entertainment *	260	8,835
		317,111
Consumer Services — 2.3%
Carrefour	469	12,285
Casino Guichard Perrachon	254	12,621
Elior Group (A)	1,404	31,481
Eutelsat Communications	1,705	35,698
JCDecaux	414	12,641
Kering	256	56,700
Lagardere SCA	1,400	35,605
Publicis Groupe	317	21,719
Sodexo	148	17,165
Technicolor	2,045	11,939

The accompanying notes are an integral part of the financial statements.

85

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Vivendi	1,802	$36,386
		284,240
Financials — 1.9%
Amundi (A)	190	9,299
AXA	856	19,269
BNP Paribas	211	12,221
CNP Assurances	1,135	19,640
Credit Agricole	1,089	11,737
Fonciere Des Regions	399	34,829
Natixis	3,312	16,719
Nexity	558	27,981
SCOR	1,508	48,749
Societe Generale	236	9,200
Wendel	230	26,423
		236,067
Health Care — 1.3%
BioMerieux	49	7,133
Essilor International	129	14,481
Ipsen	444	30,644
Orpea	680	56,533
Sanofi	597	46,438
		155,229
Industrials — 3.4%
Aeroports de Paris	593	59,811
Airbus Group	189	11,219
Alstom	1,219	32,699
Bollore	6,471	21,281
Bouygues	463	15,077
Bureau Veritas	986	18,602
Cie de Saint-Gobain	208	9,222
Eiffage	354	26,170
Eurazeo	372	21,380
Legrand	183	10,329
Rexel	1,812	25,097
Safran	246	16,889
Schneider Electric	158	10,590
Teleperformance	715	75,455
Thales	389	36,574
Vinci	320	23,145

The accompanying notes are an integral part of the financial statements.

86

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zodiac Aerospace	330	$8,020
		421,560
Oil & Gas — 0.4%
Technip	408	27,023
Total	573	27,462
		54,485
Real Estate Investment Trusts — 1.0%
Gecina	419	60,995
ICADE	624	44,790
Klepierre	463	18,914
		124,699
Technology — 1.5%
Atos	496	51,447
Capgemini	255	21,099
Dassault Systemes	387	30,604
Iliad	64	13,407
Ingenico Group	176	13,910
STMicroelectronics	5,949	56,651
		187,118
Telecommunications — 0.2%
Orange	1,677	26,380
Utilities — 1.1%
Electricite de France	1,493	16,710
Engie	1,138	16,386
Rubis SCA	574	52,276
Suez	1,616	25,553
Veolia Environnement	971	21,161
		132,086
TOTAL FRANCE		2,003,240
GERMANY— 10.8%
Basic Materials — 1.7%
Aurubis	627	32,572
BASF	191	16,813
Brenntag	186	9,929
Covestro (A)	152	8,971
Evonik Industries	719	22,431
K+S	1,079	21,799
LANXESS	455	29,093
Linde	165	27,185
Symrise	534	36,593
		205,386

The accompanying notes are an integral part of the financial statements.

87

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 0.9%
adidas	44	$7,206
Bayerische Motoren Werke	109	9,483
Beiersdorf	264	23,210
Continental	28	5,358
Daimler	133	9,464
HUGO BOSS	172	10,787
OSRAM Licht	635	35,953
Rheinmetall	345	23,867
		125,328
Consumer Services — 0.8%
Axel Springer	528	26,402
Deutsche Lufthansa	1,854	23,667
Fielmann	94	6,510
METRO	318	9,513
ProSiebenSat.1 Media	232	9,985
Zalando * (A)	219	9,600
		85,677
Financials — 2.3%
Aareal Bank	386	13,906
Allianz	148	23,037
Commerzbank	1,937	13,137
Deutsche Annington Immobilien	1,725	60,672
Deutsche Bank	479	6,907
Deutsche EuroShop	803	34,638
Deutsche Wohnen	867	28,246
Hannover Rueck	357	39,741
LEG Immobilien	469	39,505
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	165	31,942
		291,731
Health Care — 1.2%
Fresenius & KGaA	595	43,857
Fresenius Medical Care & KGaA	481	39,129
Gerresheimer	372	28,019
Merck KGaA	203	20,842
STADA Arzneimittel	229	11,448
		143,295
Industrials — 2.3%
Deutsche Post	197	6,096
Fraport Frankfurt Airport Services Worldwide	486	28,806
GEA Group	449	17,338

The accompanying notes are an integral part of the financial statements.

88

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
HeidelbergCement	168	$15,867
HOCHTIEF	109	14,858
KION Group	774	46,682
Krones	121	12,316
MAN	588	60,047
MTU Aero Engines	544	56,699
Siemens	114	12,928
Wirecard	531	25,155
		296,792
Oil & Gas — 0.1%
Nordex *	245	6,434
Technology — 0.4%
SAP	248	21,814
Software	183	6,640
United Internet	577	23,650
		52,104
Telecommunications — 0.9%
Deutsche Telekom	2,083	33,897
Drillisch	137	6,247
Freenet	1,035	29,618
Telefonica Deutschland Holding	10,215	39,539
		109,301
Utilities — 0.2%
E.ON	1,412	10,327
RWE	1,211	19,196
		29,523
TOTAL GERMANY		1,345,571
IRELAND— 1.4%
Consumer Goods — 0.7%
Glanbia	3,117	50,706
Kerry Group, Cl A	317	22,983
		73,689
Consumer Services — 0.2%
Paddy Power Betfair	161	16,643
Ryanair Holdings ADR *	218	16,370
		33,013
Financials — 0.1%
Bank of Ireland *	55,502	11,864
Industrials — 0.4%
CRH	501	16,292

The accompanying notes are an integral part of the financial statements.

89

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Smurfit Kappa Group	1,620	$35,446
		51,738
TOTAL IRELAND		170,304
ITALY— 4.5%
Basic Materials — 0.1%
Tenaris	1,071	15,122
Consumer Goods — 0.6%
Davide Campari-Milano	3,153	31,712
Fiat Chrysler Automobiles	2,151	15,727
Luxottica Group	419	20,830
Moncler	429	7,134
		75,403
Consumer Services — 0.3%
Mediaset	8,086	23,082
Yoox Net-A-Porter Group, Cl A *	500	14,360
		37,442
Financials — 1.3%
Assicurazioni Generali	1,323	17,070
Banca Popolare dell'Emilia Romagna SC	3,731	17,480
Banca Popolare di Milano Scarl	35,979	16,470
Banco Popolare SC	3,573	10,278
EXOR	629	26,691
Intesa Sanpaolo	4,091	9,462
Mediobanca	2,347	17,173
Poste Italiane (A)	1,690	11,236
UniCredit	4,193	10,388
Unione di Banche Italiane SCpA	5,037	13,870
UnipolSai	11,416	21,775
		171,893
Health Care — 0.2%
Recordati	735	20,771
Industrials — 0.6%
Atlantia	424	10,369
CNH Industrial	1,383	10,734
Finmeccanica *	2,808	34,167
Prysmian	441	10,959
		66,229
Oil & Gas — 0.2%
Eni	1,146	16,595

The accompanying notes are an integral part of the financial statements.

90

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Saipem	35,306	$14,513
		31,108
Telecommunications — 0.2%
Telecom Italia	25,700	22,270
Utilities — 1.0%
A2A	15,291	20,802
Enel	5,180	22,260
Hera	11,661	29,784
Snam	7,092	37,332
Terna Rete Elettrica Nazionale	2,874	14,057
		124,235
TOTAL ITALY		564,473
LUXEMBOURG— 0.2%
Consumer Services — 0.0%
B&M European Value Retail	1,850	5,299
Health Care — 0.2%
Eurofins Scientific	36	16,334
TOTAL LUXEMBOURG		21,633
NETHERLANDS— 4.3%
Basic Materials — 0.6%
Akzo Nobel	229	14,780
ArcelorMittal	1,444	9,716
Koninklijke DSM	889	57,087
		81,583
Consumer Goods — 0.5%
Heineken	248	20,403
Heineken Holding	181	13,911
Unilever	619	25,907
		60,221
Consumer Services — 0.4%
Koninklijke Ahold Delhaize	1,080	24,619
RELX	941	15,860
Wolters Kluwer	436	16,850
		57,329
Financials — 0.8%
ABN AMRO Group (A)	452	10,418
Aegon	3,020	13,004
Delta Lloyd	2,393	14,454
Euronext (A)	258	10,310
ING Groep	753	9,901

The accompanying notes are an integral part of the financial statements.

91

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
NN Group	1,038	$31,234
		89,321
Industrials — 0.8%
Aalberts Industries	535	16,876
Boskalis Westminster	586	18,883
Koninklijke Philips	1,000	30,102
Koninklijke Vopak	669	33,738
		99,599
Oil & Gas — 0.2%
SBM Offshore	1,819	26,091
Real Estate Investment Trusts — 0.6%
Unibail-Rodamco	93	22,122
Wereldhave	1,066	47,672
		69,794
Technology — 0.4%
ASM International	702	29,904
Gemalto	140	7,602
NXP Semiconductors *	92	9,200
		46,706
Telecommunications — 0.1%
Koninklijke KPN	3,553	11,571
TOTAL NETHERLANDS		542,215
NORWAY— 2.2%
Basic Materials — 0.3%
Norsk Hydro	2,475	11,083
Yara International	879	31,106
		42,189
Consumer Goods — 0.7%
Marine Harvest	1,174	21,327
Orkla	6,820	64,511
		85,838
Consumer Services — 0.1%
Schibsted, Cl A	264	6,338
Financials — 0.6%
DnB	735	10,644
Gjensidige Forsikring	3,610	64,794
		75,438
Oil & Gas — 0.5%
Statoil	1,422	23,334

The accompanying notes are an integral part of the financial statements.

92

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Subsea 7	3,867	$43,443
		66,777
TOTAL NORWAY		276,580
PORTUGAL— 0.5%
Consumer Services — 0.2%
Jeronimo Martins	1,405	24,134
Oil & Gas — 0.2%
Galp Energia	1,878	25,425
Utilities — 0.1%
Energias de Portugal	4,996	16,490
TOTAL PORTUGAL		66,049
SPAIN— 4.5%
Basic Materials — 0.1%
Acerinox	705	8,671
Consumer Goods — 0.1%
Viscofan	326	15,343
Consumer Services — 0.2%
Industria de Diseno Textil	334	11,659
Mediaset Espana Comunicacion	1,102	12,292
		23,951
Financials — 1.1%
Banco Bilbao Vizcaya Argentaria	1,377	9,929
Banco de Sabadell	6,609	8,831
Banco Popular Espanol	8,831	9,671
Banco Santander	2,146	10,532
Bankia	23,009	20,228
Bankinter	5,791	44,273
Bolsas y Mercados Espanoles SHMSF	190	5,742
CaixaBank	7,123	21,528
Mapfre	5,238	15,543
		146,277
Health Care — 0.1%
Grifols	360	7,107
Industrials — 0.9%
Abertis Infraestructuras	1,285	19,051
Acciona	260	19,763
ACS Actividades de Construccion y Servicios	265	8,113
Aena SA (A)	64	9,384

The accompanying notes are an integral part of the financial statements.

93

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Amadeus IT Group, Cl A	280	$13,198
Ferrovial	1,190	23,122
Zardoya Otis	1,604	13,521
		106,152
Oil & Gas — 0.2%
Gamesa Tecnologica	685	15,825
Repsol	854	11,950
		27,775
Real Estate Investment Trusts — 0.2%
Merlin Properties Socimi	2,410	27,053
Telecommunications — 0.1%
Cellnex Telecom SAU (A)	405	6,642
Telefonica	546	5,542
		12,184
Utilities — 1.5%
Enagas	757	21,701
Endesa	4,336	92,045
Gas Natural SDG	1,025	20,197
Iberdrola	4,450	30,288
Red Electrica	852	17,750
		181,981
TOTAL SPAIN		556,494
SWEDEN— 6.0%
Basic Materials — 0.4%
BillerudKorsnas	1,182	19,443
Boliden	776	18,003
Hexpol	1,363	11,218
		48,664
Consumer Goods — 0.7%
Husqvarna, Cl B	1,095	8,248
Svenska Cellulosa, Cl B	1,689	47,909
Swedish Match	768	26,756
		82,913
Consumer Services — 0.7%
Hennes & Mauritz, Cl B	284	7,999
ICA Gruppen	2,388	74,249
		82,248
Financials — 2.0%
Castellum	2,738	37,149
Fabege	1,986	33,593

The accompanying notes are an integral part of the financial statements.

94

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Fastighets Balder, Cl B *	608	$13,829
Hufvudstaden, Cl A	673	10,429
Industrivarden, Cl C	1,652	29,519
Intrum Justitia	496	15,312
Investor, Cl B	461	16,408
Kinnevik	702	17,773
Nordea Bank	1,573	16,556
Skandinaviska Enskilda Banken, Cl A	1,780	17,984
Svenska Handelsbanken, Cl A	2,358	32,201
Swedbank, Cl A	919	21,555
		262,308
Health Care — 0.3%
Elekta, Cl B	3,734	32,429
Getinge, Cl B	436	7,153
Swedish Orphan Biovitrum *	587	6,022
		45,604
Industrials — 1.1%
Assa Abloy, Cl B	632	11,510
Fingerprint Cards, Cl B *	1,088	10,553
Nibe Industrier, Cl B	1,303	9,706
Saab, Cl B	407	14,437
Securitas, Cl B	2,033	31,459
Skanska, Cl B	610	13,266
Trelleborg, Cl B	1,446	25,276
Volvo, Cl B	772	8,301
		124,508
Oil & Gas — 0.2%
Lundin Petroleum *	1,267	22,822
Technology — 0.2%
Hexagon, Cl B	147	5,152
Telefonaktiebolaget LM Ericsson, Cl B	4,850	23,504
		28,656
Telecommunications — 0.4%
Tele2, Cl B	4,076	33,728
Telia	4,035	16,146
		49,874
TOTAL SWEDEN		747,597
SWITZERLAND— 11.6%
Basic Materials — 0.7%
Clariant	1,200	19,889
EMS-Chemie Holding	66	33,153

The accompanying notes are an integral part of the financial statements.

95

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Givaudan	14	$27,111
Syngenta *	39	15,602
		95,755
Consumer Goods — 1.7%
Aryzta	940	41,330
Barry Callebaut	41	51,079
Chocoladefabriken Lindt & Spruengli	4	20,791
Cie Financiere Richemont	265	17,057
Coca-Cola HBC	1,092	23,545
Nestle	424	30,763
Swatch Group	76	22,879
		207,444
Consumer Services — 0.2%
Dufry *	144	17,532
Galenica	15	15,047
		32,579
Financials — 4.4%
Baloise Holding	218	26,850
Cembra Money Bank	103	7,879
Credit Suisse Group	645	9,014
GAM Holding	1,387	13,451
Helvetia Holding	87	45,308
Julius Baer Group	691	28,027
Pargesa Holding	529	35,547
Partners Group Holding	92	46,610
PSP Swiss Property	892	79,828
Swiss Life Holding	154	40,801
Swiss Prime Site	1,167	96,827
Swiss Re	653	60,684
UBS Group	633	8,961
Zurich Insurance Group	150	39,271
		539,058
Health Care — 1.0%
Actelion	54	7,809
Lonza Group	102	19,267
Novartis	136	9,682
Roche Holding	64	14,723
Sonova Holding	180	24,154
Straumann Holding	115	43,202
		118,837

The accompanying notes are an integral part of the financial statements.

96

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.8%
ABB	346	$7,138
DKSH Holding	439	30,454
Flughafen Zuerich	448	82,451
Geberit	77	32,602
Georg Fischer	25	22,184
Kaba Holding	50	34,761
Kuehne + Nagel International	200	27,141
LafargeHolcim	230	12,292
OC Oerlikon	2,996	28,206
Schindler Holding	127	23,617
SGS	10	20,285
Sika	2	9,619
Wolseley	236	12,248
		342,998
Technology — 0.6%
AMS	356	9,990
Logitech International	1,694	41,027
Temenos Group	452	29,184
		80,201
Telecommunications — 0.2%
Sunrise Communications Group (A)	179	12,236
Swisscom	37	16,938
		29,174
TOTAL SWITZERLAND		1,446,046
UNITED KINGDOM— 23.8%
Basic Materials — 1.6%
Anglo American	1,212	16,736
Antofagasta	1,882	12,477
BHP Billiton	637	9,601
Centamin	4,361	8,402
Croda International	484	20,670
Fresnillo	1,944	38,924
Glencore	3,496	10,671
Polymetal International	1,162	12,640
Randgold Resources	590	52,151
Rio Tinto	387	13,416
		195,688
Consumer Goods — 2.1%
Barratt Developments	2,554	14,147
Bellway	688	19,874
Berkeley Group Holdings	908	26,152

The accompanying notes are an integral part of the financial statements.

97

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
British American Tobacco	171	$9,795
Britvic	1,291	8,748
Crest Nicholson Holdings	1,497	7,437
Diageo	511	13,597
Glanbia	54	880
Greencore Group	3,294	13,271
Imperial Tobacco Group	433	20,911
Kerry Group, Cl A	31	2,263
Persimmon	999	20,661
Reckitt Benckiser Group	221	19,732
Tate & Lyle	3,681	35,054
Taylor Wimpey	8,558	14,805
Unilever	556	23,202
		250,529
Consumer Services — 5.2%
ASOS *	179	11,489
Auto Trader Group (A)	1,787	8,175
Booker Group	4,944	10,829
Carnival	811	38,972
Compass Group	668	12,078
Daily Mail & General Trust, Cl A	966	8,845
Dixons Carphone	3,145	12,084
Domino's Pizza Group	3,773	15,667
easyJet	504	5,766
Firstgroup *	24,349	32,581
Greene King	3,429	30,624
GVC Holdings *	2,723	23,155
Inchcape	1,573	12,493
Informa	2,455	20,158
J Sainsbury	14,167	43,397
Just Eat *	1,043	7,156
Kingfisher	6,856	30,243
Marks & Spencer Group	1,753	7,288
Merlin Entertainments (A)	3,442	19,364
MoneySuperMarket.com	3,529	11,285
National Express Group	5,031	22,592
Next	237	13,935
Ocado Group *	2,353	7,900
Pearson	1,412	13,059
Playtech	1,104	12,508
RELX	884	15,768

The accompanying notes are an integral part of the financial statements.

98

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Rightmove	150	$6,840
Saga	8,648	20,948
Sky	1,134	11,325
SSP Group	1,656	6,868
Tesco	9,167	23,587
UBM	2,115	18,553
WH Smith	1,463	26,310
William Hill	4,231	15,280
WM Morrison Supermarkets	21,573	59,656
WPP	467	10,137
		646,915
Financials — 5.9%
3i Group	1,889	15,475
Aberdeen Asset Management	3,142	12,283
Admiral Group	2,541	59,471
Aviva	2,316	12,521
Barclays	5,989	13,915
Beazley	10,756	47,800
Capital & Counties Properties	6,303	22,186
Close Brothers Group	2,290	37,100
Direct Line Insurance Group	17,483	73,874
Hargreaves Lansdown	512	7,251
Hiscox	6,558	81,747
HSBC Holdings	5,294	39,827
ICAP	1,133	6,702
IG Group Holdings	4,619	46,552
Intermediate Capital Group	2,736	20,226
Investec	1,982	12,293
Jardine Lloyd Thompson Group	2,084	26,156
Legal & General Group	5,526	14,128
Lloyds Banking Group	21,997	15,378
Man Group	8,794	13,389
Old Mutual	3,381	8,318
Phoenix Group Holdings	4,952	44,165
Provident Financial	784	28,237
Royal Bank of Scotland Group *	2,639	6,093
RSA Insurance Group	5,330	35,953
St. James's Place	770	8,884
Standard Chartered	1,766	15,349
Standard Life	1,895	7,815

The accompanying notes are an integral part of the financial statements.

99

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Unite Group	2,667	$18,023
		751,111
Health Care — 0.6%
AstraZeneca	249	13,948
BTG *	1,546	12,420
GlaxoSmithKline	1,126	22,250
Hikma Pharmaceuticals	705	15,097
Smith & Nephew	357	5,156
UDG Healthcare	877	6,997
		75,868
Industrials — 4.6%
Babcock International Group	369	4,456
BAE Systems	1,378	9,127
Balfour Beatty	7,458	24,676
BBA Aviation	15,941	50,330
Berendsen	1,548	18,257
Bunzl	520	13,961
Capita	688	4,922
Cobham	7,416	12,938
DCC	154	12,531
DS Smith	3,408	16,594
Experian	460	8,834
G4S	8,495	22,817
Halma	1,672	21,393
Hays	3,989	6,653
HomeServe	975	7,255
Howden Joinery Group	3,131	14,331
Intertek Group	653	27,250
Kingspan Group	675	16,501
Meggitt	4,268	22,683
Paysafe Group *	3,864	20,427
QinetiQ Group	12,879	36,196
Regus	2,061	6,263
Rentokil Initial	13,659	38,072
Rotork	3,031	7,549
Royal Mail	4,130	24,758
RPC Group	1,002	11,597
Serco Group	6,353	10,642
Smiths Group	762	13,192
Spectris	546	13,659

The accompanying notes are an integral part of the financial statements.

100

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Spirax-Sarco Engineering	404	$21,762
Travis Perkins	820	13,345
Weir Group	614	12,744
WS Atkins	1,303	24,053
		569,768
Oil & Gas — 0.7%
Amec Foster Wheeler	1,685	9,200
BP	3,619	21,372
John Wood Group	2,490	23,378
Petrofac	735	7,237
Royal Dutch Shell, Cl A	739	18,392
Tullow Oil	5,211	16,840
		96,419
Real Estate Investment Trusts — 1.4%
British Land	1,880	13,439
Derwent London	699	20,644
Great Portland Estates	3,553	25,767
Hammerson	2,497	16,798
Intu Properties	6,763	22,748
Land Securities Group	1,382	16,856
Segro	4,487	23,951
Shaftesbury	3,185	35,657
		175,860
Technology — 0.5%
Dialog Semiconductor *	473	18,537
Micro Focus International	1,141	29,825
Sage Group	1,981	17,450
		65,812
Telecommunications — 0.5%
BT Group, Cl A	2,002	9,189
Inmarsat	1,391	11,913
Vodafone Group	13,100	35,954
		57,056
Utilities — 0.7%
National Grid	1,432	18,620
Pennon Group	2,617	26,663
Severn Trent	651	18,503
SSE	649	12,606
United Utilities Group	999	11,465
		87,857
TOTAL UNITED KINGDOM		2,972,883
TOTAL COMMON STOCK
(Cost $12,570,028)		12,335,613

The accompanying notes are an integral part of the financial statements.

101

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

	Shares/Number
	of Rights	Value
PREFERRED STOCK — 0.6%
GERMANY— 0.6%
Basic Materials — 0.1%
FUCHS PETROLUB (D)	364	$16,250
Consumer Goods — 0.2%
Henkel & KGaA (D)	108	13,840
Porsche Automobil Holding (D)	150	8,078
Volkswagen (D)	67	9,195
		31,113
Industrials — 0.3%
Sartorius (D)	316	24,792
TOTAL GERMANY		72,155
TOTAL PREFERRED STOCK
(Cost $65,587)		72,155

RIGHTS — 0.1%
Italy — 0.0%
EXOR, 11/11/16* (A) (B)	629	—

Spain — 0.0%
Ferrovial*#	1,190	509

Sweden — 0.0%
Tele2, 11/20/16* (A) (B)	4,076	1,223

United Kingdom — 0.1%
Phoenix Group Holdings, 11/11/16*	2,888	7,827

TOTAL RIGHTS
(Cost $–)		9,559
TOTAL INVESTMENTS — 99.8%
(Cost $12,635,615)		$12,417,327

Percentages are based on Net Assets of $12,447,365.

*	Non-income producing security.
#	Expiration date is unavailable.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of October 31, 2016 was $147,116 and represents 1.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $1,223 and represents 0.0% of Net Assets.
(C)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $1,223 and represented 0.0% of Net Assets.
(D)	Interest rate unavailable

ADR — American Depositary Receipt
Cl — Class

The accompanying notes are an integral part of the financial statements.

102

Schedule of Investments	October 31, 2016

Global X Scientific Beta Europe ETF

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$12,335,613	$—	$—	$12,335,613
Preferred Stock	72,155	—	—	72,155
Rights	8,336	—	1,223	9,559
Total Investments in Securities	$12,416,104	$—	$1,223	$12,417,327

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

103

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
JAPAN— 99.8%
Basic Materials — 8.5%
Air Water	2,702	$50,577
Asahi Kasei	13,536	122,086
Daicel	6,063	79,851
JFE Holdings	2,799	40,127
JSR	3,302	50,213
Kaneka	10,279	85,100
Kansai Paint	394	8,474
Kobe Steel	4,538	37,484
Kuraray	5,929	89,935
Mitsubishi Chemical Holdings	8,132	53,473
Mitsui Chemicals	18,091	89,177
Nippon Steel & Sumitomo Metal	1,242	24,566
Nissan Chemical Industries	1,134	38,471
Oji Holdings	12,049	51,024
Shin-Etsu Chemical	862	65,385
Sumitomo Chemical	6,306	29,884
Sumitomo Metal Mining	3,994	51,670
Teijin	5,160	99,827
Toray Industries	3,610	33,625
Tosoh	7,999	52,294
		1,153,243
Consumer Goods — 18.9%
Aisin Seiki	1,899	83,398
Ajinomoto	1,011	22,479
Asahi Group Holdings	355	12,672
Bandai Namco Holdings	833	24,970

The accompanying notes are an integral part of the financial statements.

104

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Bridgestone	2,792	$104,017
Calbee	1,280	46,408
Casio Computer	3,429	47,837
Daiwa House Industry	500	13,732
Denso	1,720	74,719
Ezaki Glico	558	31,701
Honda Motor	1,842	55,110
Japan Tobacco	553	21,018
JTEKT	4,115	60,892
Kao	294	15,122
Kewpie	872	24,770
Kirin Holdings	2,073	35,656
Konami Holdings	2,076	81,886
Kose	179	16,335
Lion	2,066	33,796
Makita	525	36,321
Mazda Motor	1,446	23,771
MEIJI Holdings	95	9,474
Mitsubishi Motors	22,747	126,630
Nexon	1,140	19,419
NGK Spark Plug	4,092	80,839
NH Foods	7,938	189,905
Nichirei	6,223	136,144
Nikon	8,936	134,951
Nissan Motor	5,034	51,186
Nisshin Seifun Group	6,733	99,183
Nissin Foods Holdings	975	56,411
NSK	4,639	51,473
Panasonic	2,743	28,635
Pigeon	323	9,098
Rinnai	644	61,897
Sekisui Chemical	4,327	68,147
Sekisui House	2,585	42,716
Stanley Electric	3,441	94,731
Sumitomo Electric Industries	2,491	36,849
Sumitomo Rubber Industries	3,569	59,707
Suntory Beverage & Food	977	42,721
Suzuki Motor	1,147	40,713
Toyo Suisan Kaisha	1,096	44,378
Toyota Industries	917	42,017
Toyota Motor	986	57,039
Yamaha	515	18,402
Yamaha Motor	2,672	59,372
Yamazaki Baking	2,681	60,108
		2,588,755

The accompanying notes are an integral part of the financial statements.

105

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — 13.3%
Aeon	7,608	$105,195
ANA Holdings	30,850	86,662
Central Japan Railway	83	14,110
Dai Nippon Printing	4,424	44,373
Dentsu	694	34,606
East Japan Railway	179	15,768
FamilyMart UNY Holdings	1,411	88,351
Hakuhodo DY Holdings	1,884	22,644
Hankyu Hanshin Holdings	2,067	68,451
Isetan Mitsukoshi Holdings	3,790	38,302
J Front Retailing	3,822	52,628
Japan Airlines	1,271	37,446
Kakaku.com	2,771	46,541
Keihan Holdings	4,726	31,886
Keikyu	4,233	42,658
Keio	2,107	17,444
Keisei Electric Railway	1,087	26,243
Kintetsu Group Holdings	6,031	24,334
Lawson	635	48,221
M3	625	19,032
Marui Group	4,121	57,844
Nagoya Railroad	22,820	120,305
Nankai Electric Railway	10,396	47,189
Nitori Holdings	325	38,876
Odakyu Electric Railway	749	15,289
Oriental Land	488	28,499
Park24	2,252	69,541
Ryohin Keikaku	57	12,172
Seibu Holdings	1,889	32,644
Seven & i Holdings	377	15,724
Shimamura	271	34,686
Sotetsu Holdings	7,318	35,725
Start Today	1,479	25,953
Sundrug	381	29,984
Tobu Railway	13,794	67,733
Toho	950	28,522
Tokyu	1,958	14,664
Tsuruha Holdings	441	50,863
USS	878	14,855
West Japan Railway	1,182	72,797
Yamada Denki	28,577	147,664
		1,826,424
Financials — 8.2%
Acom *	4,475	20,611

The accompanying notes are an integral part of the financial statements.

106

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Aozora Bank	25,944	$85,669
Bank of Kyoto	4,911	36,032
Chiba Bank	7,383	45,667
Credit Saison	2,073	35,824
Dai-ichi Life Holdings	2,800	41,060
Daito Trust Construction	226	37,797
Daiwa Securities Group	4,304	25,709
Fukuoka Financial Group	12,374	53,577
Iida Group Holdings	2,327	44,930
Japan Exchange Group	561	8,344
Japan Post Bank	1,900	22,384
Japan Post Holdings	1,400	17,826
Mitsubishi UFJ Financial Group	4,946	25,633
Mitsubishi UFJ Lease & Finance	7,982	38,662
Mitsui Fudosan	1,035	23,544
Mizuho Financial Group	31,652	53,343
MS&AD Insurance Group Holdings	877	26,055
Nomura Holdings	5,965	29,886
Nomura Real Estate Master Fund	14	22,648
Orient *	8,229	15,348
ORIX	1,751	27,752
Resona Holdings	14,757	65,440
Shinsei Bank	40,217	65,061
Shizuoka Bank	4,420	37,308
Sompo Holdings	851	27,566
Sumitomo Mitsui Financial Group	781	27,149
Sumitomo Mitsui Trust Holdings	695	23,479
Suruga Bank	995	24,287
T&D Holdings	2,545	30,782
Tokio Marine Holdings	910	35,929
Tokyo Tatemono	2,668	33,920
Tokyu Fudosan Holdings	5,001	28,221
		1,137,443
Health Care — 9.2%
Alfresa Holdings	3,135	66,289
Asahi Intecc	403	17,449
Astellas Pharma	610	9,053
Chugai Pharmaceutical	487	16,591
Daiichi Sankyo	3,919	94,204
Eisai	366	23,328
Hisamitsu Pharmaceutical	672	35,875
Kobayashi Pharmaceutical	787	41,116
Kyowa Hakko Kirin	7,582	115,803
Medipal Holdings	3,161	53,994

The accompanying notes are an integral part of the financial statements.

107

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Miraca Holdings	473	$22,866
Mitsubishi Tanabe Pharma	9,008	175,384
Nippon Shinyaku	925	46,917
Olympus	433	15,452
Otsuka Holdings	2,324	101,665
Santen Pharmaceutical	1,431	20,889
Sawai Pharmaceutical	613	39,609
Sosei Group *	132	19,822
Sumitomo Dainippon Pharma	6,358	110,177
Suzuken	2,725	87,518
Taisho Pharmaceutical Holdings	910	88,761
Takeda Pharmaceutical	563	25,181
Terumo	505	19,535
		1,247,478
Industrials — 21.1%
Alps Electric	573	13,741
Amada Holdings	5,117	58,335
Asahi Glass	7,412	51,842
Daikin Industries	135	12,950
Disco	313	37,827
Fuji Electric	17,776	88,808
Hamamatsu Photonics	439	13,285
Haseko	1,245	12,120
Hino Motors	5,293	57,672
Hirose Electric	218	28,794
Hitachi	8,069	42,938
Hoshizaki	601	54,218
Hoya	387	16,149
IHI	26,055	68,680
Isuzu Motors	1,911	23,632
ITOCHU	2,045	25,853
JGC	4,547	80,438
Kajima	22,807	153,877
Kawasaki Heavy Industries	11,850	34,619
Komatsu	4,682	104,391
Kurita Water Industries	4,096	96,938
Kyocera	1,835	89,231
LIXIL Group	6,520	149,714
Mabuchi Motor	225	13,082
Marubeni	10,843	57,029
Minebea	8,667	88,579
MISUMI Group	1,132	20,650
Mitsubishi	1,377	30,021
Mitsubishi Electric	2,109	28,549

The accompanying notes are an integral part of the financial statements.

108

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Mitsubishi Heavy Industries	6,020	$25,745
Mitsubishi Materials	1,409	40,426
Mitsui	4,793	66,501
Mitsui OSK Lines	16,808	42,066
Nabtesco	679	20,289
Nidec	375	36,292
Nippon Express	13,550	66,922
Nippon Yusen	25,317	51,798
Obayashi	14,462	139,411
Secom	283	20,421
Shimadzu	1,303	18,959
Shimizu	12,793	113,705
SMC	56	16,248
Sohgo Security Services	381	17,367
Sojitz	21,263	55,846
Sumitomo	3,839	44,186
Sumitomo Heavy Industries	11,465	60,443
Taiheiyo Cement	42,837	122,700
Taisei	5,160	38,693
TDK	920	63,560
Temp Holdings	1,315	22,299
Toppan Printing	7,167	67,384
Toyo Seikan Group Holdings	2,549	47,058
Toyota Tsusho	1,416	33,458
Yaskawa Electric	710	11,331
Yokogawa Electric	7,380	103,728
		2,900,798
Oil & Gas — 1.9%
Inpex	8,508	79,797
JX Holdings	25,671	101,600
TonenGeneral Sekiyu	7,802	76,917
		258,314
Real Estate Investment Trusts — 4.8%
Activia Properties	14	67,945
Advance Residence Investment	32	89,346
Daiwa House Investment	6	16,187
GLP J-Reit	65	81,339
Japan Hotel Investment	74	49,927
Japan Prime Realty Investment	11	47,366
Japan Real Estate Investment	7	40,434
Japan Retail Fund Investment	16	36,222
Nippon Building Fund	4	23,714
Nippon Prologis	37	83,552
Orix	40	68,402

The accompanying notes are an integral part of the financial statements.

109

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trusts — continued
United Urban Investment	33	$55,552
		659,986
Technology — 7.6%
Brother Industries	3,145	57,761
Canon	3,033	87,078
FUJIFILM Holdings	1,671	63,208
Fujitsu	24,130	143,078
Konica Minolta	7,700	68,951
NEC	36,556	97,752
Nomura Research Institute	905	31,391
NTT Data	492	25,376
Obic	696	36,163
Otsuka	1,516	72,132
Ricoh	7,696	62,690
Rohm	1,499	78,884
Seiko Epson	5,018	101,854
Square Enix Holdings	1,104	36,560
Tokyo Electron	202	18,238
Trend Micro	1,024	36,055
Yahoo Japan	3,406	13,062
		1,030,233
Telecommunications — 1.0%
KDDI	600	18,225
Nippon Telegraph & Telephone	2,247	99,643
NTT DOCOMO	987	24,801
		142,669
Utilities — 5.3%
Chubu Electric Power	4,655	68,417
Chugoku Electric Power	6,052	70,722
Electric Power Development	4,472	104,135
Kansai Electric Power *	7,280	69,589
Kyushu Electric Power	7,462	67,672
Osaka Gas	15,936	66,225
Toho Gas	11,894	110,128
Tohoku Electric Power	4,477	54,746
Tokyo Electric Power Holdings *	8,777	34,077
Tokyo Gas	15,467	70,090
		715,801
TOTAL COMMON STOCK
(Cost $12,516,651)		13,661,144
TOTAL INVESTMENTS — 99.8%
(Cost $12,516,651)		$13,661,144

Percentages are based on Net Assets of $13,688,439.

The accompanying notes are an integral part of the financial statements.

110

Schedule of Investments	October 31, 2016

Global X Scientific Beta Japan ETF

*	Non-income producing security.

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

111

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA— 36.4%
Basic Materials — 5.6%
Alumina	9,344	$11,234
BHP Billiton	268	4,705
BlueScope Steel	3,047	18,085
Evolution Mining	7,247	12,463
Fortescue Metals Group	4,127	17,272
Incitec Pivot	2,109	4,734
Independence Group	1,710	5,530
Newcrest Mining	832	14,283
Northern Star Resources	3,105	9,829
South32	2,233	4,367
Washington H Soul Pattinson	2,090	25,287
		127,789
Consumer Goods — 1.1%
Blackmores	140	11,940
Coca-Cola Amatil	1,119	8,123
Treasury Wine Estates	696	5,688
		25,751
Consumer Services — 5.7%
Aristocrat Leisure	460	5,370
carsales.com	822	6,668
Domino's Pizza Enterprises	226	11,049
Fairfax Media	15,714	9,865
Harvey Norman Holdings	2,839	10,910
JB Hi-Fi	1,022	22,079
Metcash	8,440	12,781
Qantas Airways	3,316	7,721

The accompanying notes are an integral part of the financial statements.

112

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Star Entertainment Grp	4,646	$17,641
TABCORP Holdings	1,336	4,920
Tatts Group	2,656	8,206
Wesfarmers	379	11,827
		129,037
Financials — 4.9%
AMP	732	2,546
ASX	192	6,885
Australia & New Zealand Banking Group	203	4,302
Bank of Queensland	752	5,986
Bendigo and Adelaide Bank	912	7,724
Charter Hall Group	3,000	10,729
Charter Hall Retail	4,540	14,337
Lend Lease Group	399	4,105
Macquarie Group	68	4,129
Magellan Financial Group	436	7,064
National Australia Bank	194	4,133
Perpetual	90	3,098
QBE Insurance Group	538	4,090
REA Group	250	9,729
Stockland	3,632	12,216
Suncorp Group	477	4,345
Vicinity Centres	3,043	6,646
		112,064
Health Care — 3.7%
Ansell	469	7,741
Cochlear	172	16,748
CSL	157	12,008
Healthscope	4,705	7,912
Mayne Pharma Group *	2,000	2,496
nib holdings	2,088	7,658
Primary Health Care	4,275	12,492
Ramsay Health Care	117	6,531
Sonic Healthcare	802	12,505
		86,091
Industrials — 5.7%
Adelaide Brighton	1,646	6,701
ALS	886	4,200
Amcor	901	10,078
Aurizon Holdings	2,356	8,749
Boral	2,738	13,126
Brambles	857	7,519
CIMIC Group	259	5,832
CSR	2,335	6,503

The accompanying notes are an integral part of the financial statements.

113

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Downer EDI	1,320	$5,856
DuluxGroup	3,128	15,329
Macquarie Atlas Roads Group	2,636	9,468
Orora	4,154	9,167
SEEK	318	3,543
Sydney Airport	2,608	12,423
Transurban Group	1,188	9,393
		127,887
Oil & Gas — 0.8%
APA Group	922	5,585
Caltex Australia	249	5,823
Santos	1,022	2,776
Woodside Petroleum	213	4,598
		18,782
Real Estate Investment Trusts — 5.2%
BWP Trust	6,195	14,001
Dexus Property Group	1,711	11,640
Goodman Group	2,778	14,353
GPT Group	3,559	12,620
Investa Office Fund	6,813	21,981
Mirvac Group	7,994	12,714
Scentre Group	4,190	13,423
Shopping Centres Australasia Property Group	8,091	13,483
Westfield	1,233	8,350
		122,565
Telecommunications — 0.8%
Telstra	1,231	4,665
TPG Telecom	1,438	8,272
Vocus Communications	1,208	5,249
		18,186
Utilities — 2.9%
AGL Energy	1,769	25,818
AusNet Services	14,908	17,016
DUET Group	2,594	4,698
Spark Infrastructure Group	11,920	20,137
		67,669
TOTAL AUSTRALIA		835,821
HONG KONG— 30.1%
Consumer Goods — 7.5%
First Pacific	22,483	17,047
Li & Fung	12,909	6,359
PRADA	1,579	5,538
Shenzhou International Group Holdings	4,574	30,346

The accompanying notes are an integral part of the financial statements.

114

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Techtronic Industries	6,014	$22,645
Vitasoy International Holdings	16,664	34,854
Yue Yuen Industrial Holdings	14,669	55,897
		172,686
Consumer Services — 3.3%
Cathay Pacific Airways	8,864	11,682
Esprit Holdings	18,095	14,934
Kingston Financial Group	9,461	3,941
MTR	7,382	40,885
Wynn Macau	2,182	3,348
		74,790
Financials — 9.0%
AIA Group	580	3,661
Bank of East Asia	1,781	7,177
Cheung Kong Property Holdings	812	6,016
Dah Sing Financial Holdings	2,462	16,731
Haitong International Securities Group	20,946	13,451
Hang Lung Group	4,837	18,556
Hang Lung Properties	1,933	4,267
Hang Seng Bank	585	10,569
Henderson Land Development	699	4,142
Hopewell Holdings	7,462	26,173
Hysan Development	4,955	22,875
Kerry Properties	4,079	12,913
New World Development	3,853	4,805
Sino Land	4,608	7,844
Sun Hung Kai Properties	677	10,109
Swire Properties	5,375	15,456
Wharf Holdings	1,208	9,082
Wheelock	2,170	13,404
		207,231
Industrials — 2.8%
AAC Technologies Holdings	1,201	11,460
CK Hutchison Holdings	783	9,688
NWS Holdings	18,623	32,996
Swire Pacific, Cl A	776	8,070
		62,214
Oil & Gas — 0.0%
Hanergy Thin Film Power Group *(A) (B)	29,000	37
Real Estate Investment Trusts — 1.1%
Link	3,618	25,800
Technology — 1.3%
ASM Pacific Technology	1,006	9,710

The accompanying notes are an integral part of the financial statements.

115

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Technology — continued
VTech Holdings	1,743	$21,397
		31,107
Telecommunications — 1.6%
PCCW	59,801	35,627
Utilities — 3.5%
Cheung Kong Infrastructure Holdings	2,913	23,872
CLP Holdings	2,196	22,343
Hong Kong & China Gas	3,541	6,941
Power Assets Holdings	2,954	27,788
		80,944
TOTAL HONG KONG		690,436
NEW ZEALAND— 10.8%
Consumer Services — 1.1%
SKY Network Television	2,317	7,658
SKYCITY Entertainment Group	2,319	6,470
Trade Me Group	3,569	12,409
		26,537
Health Care — 1.5%
Fisher & Paykel Healthcare	2,227	14,116
Ryman Healthcare	3,433	21,809
		35,925
Industrials — 3.0%
Auckland International Airport	4,108	19,367
Fletcher Building	1,906	14,140
Infratil	16,661	35,520
		69,027
Oil & Gas — 0.5%
Z Energy	1,942	10,864
Real Estate Investment Trusts — 1.2%
Kiwi Property Group	25,249	26,462
Telecommunications — 0.3%
Spark New Zealand	2,500	6,546
Utilities — 3.2%
Contact Energy	8,688	29,523
Mercury NZ	15,735	34,334
Meridian Energy	4,924	9,053
		72,910
TOTAL NEW ZEALAND		248,271
SINGAPORE— 22.4%
Consumer Goods — 1.5%
Golden Agri-Resources	46,011	12,727
Thai Beverage	12,465	8,642

The accompanying notes are an integral part of the financial statements.

116

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Wilmar International	4,923	$11,707
		33,076
Consumer Services — 3.0%
ComfortDelGro	3,470	6,332
Dairy Farm International Holdings	2,362	16,699
Genting Singapore	22,515	12,051
Jardine Cycle & Carriage	110	3,337
Singapore Airlines	3,632	26,433
Singapore Press Holdings	2,003	5,353
		70,205
Financials — 6.2%
Ascendas Real Estate Investment Trust	11,038	18,795
CapitaLand	3,118	6,922
City Developments	1,361	8,301
DBS Group Holdings	637	6,865
Global Logistic Properties	4,888	6,233
Hongkong Land Holdings	2,315	15,510
Mapletree Industrial Trust	26,128	32,287
Oversea-Chinese Banking	1,263	7,695
Singapore Exchange	1,183	6,026
Suntec Real Estate Investment Trust	14,221	17,165
United Overseas Bank	599	8,082
UOL Group	2,674	10,893
		144,774
Industrials — 4.8%
Jardine Matheson Holdings	165	10,050
Jardine Strategic Holdings	243	8,527
SATS	8,748	30,419
Singapore Post	10,182	11,704
Singapore Technologies Engineering	3,245	7,297
Venture	6,133	41,859
		109,856
Oil & Gas — 0.3%
Keppel	822	3,118
Sembcorp Industries	2,865	5,208
		8,326
Real Estate Investment Trusts — 5.6%
CapitaLand Commercial Trust	14,075	15,927
CapitaLand Mall Trust	15,453	22,981
Fortune	28,994	35,369
Keppel	20,848	16,326
Mapletree Commercial Trust	17,953	19,734
Mapletree Greater China Commercial Trust	22,052	16,477
		126,814

The accompanying notes are an integral part of the financial statements.

117

Schedule of Investments	October 31, 2016

Global X Scientific Beta Asia ex-Japan ETF

	Shares	Value
COMMON STOCK — continued
Telecommunications — 1.0%
Singapore Telecommunications	3,015	$8,404
StarHub	5,637	13,689
		22,093
TOTAL SINGAPORE		515,144
TOTAL COMMON STOCK
(Cost $2,249,622)		2,289,672
TOTAL INVESTMENTS — 99.7%
(Cost $2,249,622)		$2,289,672

Percentages are based on Net Assets of $2,295,886.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2016, was $37 and represents 0.0% of Net Assets.
(B)	Security considered illiquid. The total value of such securities as of October 31, 2016 was $37 and represented 0.0% of Net Assets.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2016, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$835,821	$–	$–	$835,821
Hong Kong	690,399	–	37	690,436
New Zealand	248,271	–	–	248,271
Singapore	515,144	–	–	515,144
Total Investments in Securities	$2,289,635	$–	$37	$2,289,672

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

118

Schedule of Investments	October 31, 2016

Global X YieldCo Index ETF

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 86.5%
CANADA— 40.3%
Oil & Gas — 4.7%
Canadian Solar *	21,831	$315,240
Utilities — 35.6%
Brookfield Renewable Partners	24,673	754,008
Innergex Renewable Energy	29,556	328,804
Northland Power	38,279	685,467
TransAlta Renewables	55,764	616,202
		2,384,481
TOTAL CANADA		2,699,721
GUERNSEY— 4.5%
Financials — 4.5%
Renewables Infrastructure Group	233,791	306,557
SPAIN— 4.4%
Utilities — 4.4%
Saeta Yield	30,711	296,593
UNITED STATES— 37.3%
Financials — 4.4%
NRG Yield, Cl A	19,773	291,256
Oil & Gas — 9.5%
8Point3 Energy Partners, Cl A	7,611	116,448
Pattern Energy Group, Cl A	23,315	521,090
		637,538
Real Estate Investment Trusts — 4.9%
Hannon Armstrong Sustainable Infrastructure Capital	14,383	328,795
Utilities — 18.5%
Atlantica Yield	25,201	453,114
NextEra Energy Partners	11,261	307,988
TerraForm Global, Cl A	44,092	165,345
TerraForm Power, Cl A	24,730	306,899
		1,233,346
TOTAL UNITED STATES		2,490,935

The accompanying notes are an integral part of the financial statements.

119

Schedule of Investments	October 31, 2016

Global X YieldCo Index ETF

	Shares	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $5,328,662)		$5,793,806

EXCHANGE TRADED FUNDS — 13.2%
Bluefield Solar Income Fund	120,590	150,173
Foresight Solar Fund	105,660	134,482
Greencoat UK Wind	217,380	303,881
John Laing Environmental Assets Group	101,010	130,722
NextEnergy Solar Fund	124,990	164,808
TOTAL EXCHANGE TRADED FUNDS
(Cost $997,684)		884,066

TOTAL INVESTMENTS — 99.7%
(Cost $6,326,346)		$6,677,872

Percentages are based on Net Assets of $6,695,442.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

120

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

Sector Weightings (unaudited)†:

† Sector weightings percentages are based on the total market value of investments.

	Shares	Value
COMMON STOCK — 99.8%
UNITED STATES— 99.8%
Basic Materials — 2.2%
Air Products & Chemicals	470	$62,707
Albemarle	243	20,303
Alcoa	959	27,542
Avery Dennison	186	12,981
CF Industries Holdings	509	12,221
Dow Chemical	2,462	132,480
Eastman Chemical	312	22,436
Ecolab	589	67,246
EI du Pont de Nemours	1,921	132,146
FMC	292	13,692
Freeport-McMoRan Copper & Gold	2,699	30,175
International Flavors & Fragrances	185	24,194
International Paper	897	40,392
LyondellBasell Industries, Cl A	744	59,185
Mosaic	773	18,189
Newmont Mining	1,159	42,929
Nucor	695	33,951
PPG Industries	589	54,854
Praxair	620	72,577
		880,200
Consumer Discretionary — 0.1%
PulteGroup	682	12,685
Under Armour, Cl C *	406	10,499
		23,184

The accompanying notes are an integral part of the financial statements.

121

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — 10.7%
Activision Blizzard	1,477	$63,762
Altria Group	4,252	281,142
Archer-Daniels-Midland	1,271	55,377
BorgWarner	452	16,200
Brown-Forman, Cl B	421	19,438
Campbell Soup	427	23,203
Clorox	279	33,486
Coach	589	21,139
Coca-Cola	8,462	358,788
Colgate-Palmolive	1,936	138,153
ConAgra Foods	918	44,229
Constellation Brands, Cl A	380	63,506
Delphi Automotive	589	38,326
DR Horton	726	20,931
Dr Pepper Snapple Group	403	35,379
Electronic Arts *	651	51,117
Estee Lauder, Cl A	494	43,042
Ford Motor	8,406	98,686
Garmin	248	11,993
General Mills	1,302	80,698
General Motors	3,071	97,044
Genuine Parts	310	28,083
Goodyear Tire & Rubber	558	16,199
Hanesbrands	808	20,766
Harley-Davidson	390	22,238
Harman International Industries	155	12,355
Hasbro	248	20,686
Hershey	310	31,763
Hormel Foods	589	22,677
JM Smucker	248	32,565
Kellogg	556	41,772
Kimberly-Clark	775	88,668
Kraft Heinz	1,303	115,902
Leggett & Platt	279	12,801
Lennar, Cl A	401	16,718
LKQ *	651	21,014
Mattel	742	23,395
McCormick	248	23,776
Mead Johnson Nutrition, Cl A	403	30,132
Michael Kors Holdings *	372	18,890
Mohawk Industries *	132	24,328
Molson Coors Brewing, Cl B	403	41,835
Mondelez International, Cl A	3,364	151,178
Monsanto	960	96,739

The accompanying notes are an integral part of the financial statements.

122

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Goods — continued
Monster Beverage *	309	$44,601
Newell Brands	1,051	50,468
NIKE, Cl B	2,916	146,325
PepsiCo	3,131	335,643
Philip Morris International	3,381	326,064
Procter & Gamble	5,821	505,262
PVH	186	19,898
Ralph Lauren, Cl A	124	12,164
Reynolds American	1,796	98,924
Snap-On	217	33,440
Stanley Black & Decker	543	61,815
Tyson Foods, Cl A	653	46,265
Under Armour, Cl A *	401	12,471
VF	713	38,652
Whirlpool	156	23,372
		4,265,483
Consumer Services — 14.2%
Adient *	205	9,334
Advance Auto Parts	155	21,712
Alaska Air Group	434	31,343
Amazon.com *	854	674,506
American Airlines Group	1,795	72,877
AmerisourceBergen, Cl A	774	54,428
AutoNation *	155	6,800
AutoZone *	62	46,014
Bed Bath & Beyond	341	13,783
Best Buy	605	23,541
Cardinal Health	1,364	93,693
CarMax *	403	20,126
Carnival	932	45,761
CBS, Cl B	886	50,165
Charter Communications, Cl A *	471	117,698
Chipotle Mexican Grill, Cl A *	62	22,367
Comcast, Cl A	5,194	321,094
Costco Wholesale	961	142,103
CVS Health	2,324	195,448
Darden Restaurants	261	16,910
Delta Air Lines	2,539	106,055
Discovery Communications, Cl C *	511	12,831
Discovery Communications, Cl A *	323	8,434
Dollar General	561	38,759
Dollar Tree *	496	37,473
Dun & Bradstreet	124	15,481
eBay *	2,296	65,459

The accompanying notes are an integral part of the financial statements.

123

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Expedia	248	$32,049
Foot Locker	279	18,629
Gap	483	13,326
H&R Block	483	11,095
Home Depot	2,677	326,620
Interpublic Group	868	19,435
Kohl's	403	17,631
Kroger	2,064	63,943
L Brands	524	37,828
Lowe's	1,892	126,101
Macy's	664	24,229
Marriott International, Cl A	692	47,540
McDonald's	1,854	208,706
McKesson	960	122,083
Netflix *	930	116,129
News, Cl A	819	9,926
News	230	2,852
Nielsen Holdings	1,219	54,880
Nordstrom	266	13,832
Omnicom Group	510	40,708
O'Reilly Automotive *	211	55,797
priceline.com *	108	159,217
Robert Half International	465	17,400
Ross Stores	868	54,285
Royal Caribbean Cruises	372	28,596
Scripps Networks Interactive, Cl A	217	13,966
Signet Jewelers	157	12,758
Southwest Airlines	2,102	84,185
Staples	1,393	10,308
Starbucks	3,170	168,232
Sysco	1,132	54,472
Target	1,258	86,463
TEGNA	465	9,123
Tiffany	248	18,208
Time Warner	1,676	149,147
TJX	1,426	105,167
Tractor Supply	279	17,474
TripAdvisor *	248	15,991
Twenty-First Century Fox, Cl A	2,332	61,262
Twenty-First Century Fox, Cl B	1,049	27,683
Ulta Salon Cosmetics & Fragrance *	126	30,661
United Continental Holdings *	1,066	59,941
Urban Outfitters *	186	6,222
Viacom, Cl B	744	27,945

The accompanying notes are an integral part of the financial statements.

124

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Consumer Services — continued
Walgreens Boots Alliance	1,861	$153,961
Wal-Mart Stores	3,301	231,135
Walt Disney	3,196	296,237
Whole Foods Market	682	19,294
Wyndham Worldwide	248	16,328
Wynn Resorts	186	17,586
Yum! Brands	806	69,542
		5,650,323
Financials — 14.9%
Affiliated Managers Group *	124	16,450
Aflac	899	61,914
Allstate	806	54,727
American Express	1,679	111,518
American International Group	2,208	136,234
Ameriprise Financial	344	30,406
Aon	573	63,506
Arthur J Gallagher	372	17,942
Assurant	124	9,984
Bank of America	22,082	364,354
Bank of New York Mellon	2,323	100,516
BB&T	1,765	69,188
Berkshire Hathaway, Cl B *	4,114	593,649
BlackRock, Cl A	271	92,476
Capital One Financial	1,088	80,556
CBRE Group, Cl A *	633	16,306
Charles Schwab	2,587	82,008
Chubb	993	126,111
Cincinnati Financial	310	21,942
Citigroup	6,294	309,350
Citizens Financial Group	1,132	29,817
CME Group, Cl A	729	72,973
Comerica	372	19,377
Discover Financial Services	886	49,908
E*TRADE Financial *	589	16,586
Equifax	434	53,803
Fifth Third Bancorp	1,658	36,078
Franklin Resources	793	26,692
Goldman Sachs Group	813	144,910
Hartford Financial Services Group	837	36,920
Huntington Bancshares	2,370	25,122
Intercontinental Exchange	254	68,679
Invesco	899	25,253
JPMorgan Chase	7,819	541,545
KeyCorp	2,362	33,351

The accompanying notes are an integral part of the financial statements.

125

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Financials — continued
Legg Mason	204	$5,859
Leucadia National	713	13,312
Lincoln National	514	25,232
Loews	587	25,259
M&T Bank	341	41,851
Marsh & McLennan	1,116	70,743
Mastercard, Cl A	2,107	225,491
MetLife	2,372	111,389
Moody's	372	37,393
Morgan Stanley	3,191	107,122
Nasdaq	248	15,865
Navient	702	8,972
Northern Trust	465	33,675
People's United Financial	680	11,043
PNC Financial Services Group	1,072	102,483
Principal Financial Group	589	32,159
Progressive	1,254	39,514
Prudential Financial	961	81,483
Regions Financial	2,730	29,238
S&P Global	558	67,992
State Street	801	56,238
SunTrust Banks	1,085	49,075
Synchrony Financial	1,713	48,975
T Rowe Price Group	527	33,733
Torchmark	248	15,726
Travelers	620	67,072
Unum Group	497	17,594
US Bancorp	3,473	155,451
Visa, Cl A	4,124	340,271
Wells Fargo	9,834	452,463
Western Union	1,056	21,194
Willis Towers Watson	281	35,378
XL Group	607	21,063
Zions Bancorporation	434	13,979
		5,954,438
Health Care — 12.8%
AbbVie	6,912	385,551
Aetna	1,488	159,737
Alexion Pharmaceuticals *	956	124,758
Anthem	1,115	135,874
Baxter International	2,085	99,225
Biogen Idec *	929	260,287
Boston Scientific *	5,737	126,214
Celgene *	3,282	335,355

The accompanying notes are an integral part of the financial statements.

126

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Centene *	713	$44,548
CR Bard	310	67,171
DaVita *	695	40,741
DENTSPLY SIRONA	992	57,109
Edwards Lifesciences *	899	85,603
Eli Lilly	4,123	304,443
Express Scripts Holding *	2,665	179,621
Gilead Sciences	5,611	413,138
Henry Schein *	341	50,877
Hologic *	1,172	42,204
Humana	627	107,549
Illumina *	620	84,407
Intuitive Surgical *	164	110,221
Laboratory Corp of America Holdings *	434	54,398
Mallinckrodt *	465	27,556
Medtronic	5,867	481,212
Patterson	341	14,564
Quest Diagnostics	589	47,968
Regeneron Pharmaceuticals *	317	109,371
St. Jude Medical	1,207	93,953
Stryker	1,332	153,646
UnitedHealth Group	4,039	570,832
Varian Medical Systems *	403	36,564
Vertex Pharmaceuticals *	1,055	80,032
Waters *	341	47,447
Zimmer Biomet Holdings	838	88,325
Zoetis, Cl A	2,098	100,284
		5,120,785
Industrials — 10.8%
3M	2,051	339,031
Accenture, Cl A	1,364	158,550
Acuity Brands	155	34,653
Allegion	341	21,769
Alliance Data Systems	124	25,354
AMETEK	837	36,912
Amphenol, Cl A	680	44,832
Automatic Data Processing	992	86,364
Ball	373	28,747
Caterpillar	1,981	165,333
CH Robinson Worldwide	525	35,763
Cintas	310	33,068
CSRA	308	7,728
CSX	3,207	97,846
Cummins	561	71,707

The accompanying notes are an integral part of the financial statements.

127

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Deere	980	$86,534
Dover	558	37,325
Eaton	1,541	98,270
Emerson Electric	2,182	110,583
Expeditors International of Washington	651	33,507
Fastenal	1,052	41,007
FedEx	828	144,337
Fidelity National Information Services	711	52,557
Fiserv *	484	47,664
FLIR Systems	310	10,205
Flowserve	465	19,693
Fortive	1,018	51,969
Fortune Brands Home & Security	520	28,408
Global Payments	340	24,657
Illinois Tool Works	1,083	122,996
Ingersoll-Rand	928	62,445
Jacobs Engineering Group *	434	22,385
JB Hunt Transport Services	310	25,299
Johnson Controls International	2,051	82,697
Kansas City Southern	401	35,192
Martin Marietta Materials	147	27,251
Masco	1,207	37,272
Mettler-Toledo International *	113	45,661
Norfolk Southern	995	92,535
Owens-Illinois *	354	6,832
PACCAR	1,269	69,693
Parker-Hannifin	453	55,606
Paychex	695	38,364
PayPal Holdings *	2,448	101,984
Pentair	613	33,795
Quanta Services *	558	16,043
Republic Services, Cl A	853	44,893
Rockwell Automation	465	55,670
Roper Technologies	343	59,445
Ryder System	186	12,907
Sealed Air	432	19,712
Sherwin-Williams	179	43,830
Stericycle *	310	24,828
TE Connectivity	777	48,851
Teradata *	279	7,522
Total System Services	372	18,555
TransDigm Group	186	50,678
Union Pacific	2,826	249,196
United Parcel Service, Cl B	2,345	252,697

The accompanying notes are an integral part of the financial statements.

128

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Rentals *	310	$23,455
United Technologies	2,640	269,808
Verisk Analytics, Cl A *	558	45,505
Vulcan Materials	279	31,583
Waste Management	1,379	90,545
Westrock	556	25,682
WW Grainger	209	43,497
Xerox	1,865	18,221
Xylem	649	31,366
		4,318,869
Oil & Gas — 7.2%
Anadarko Petroleum	1,199	71,269
Apache	820	48,774
Baker Hughes	946	52,408
Cabot Oil & Gas	1,006	21,005
Chesapeake Energy *	1,326	7,306
Chevron	4,109	430,418
Cimarex Energy	217	28,021
Concho Resources *	308	39,098
ConocoPhillips	2,678	116,359
Devon Energy	1,143	43,308
EOG Resources	1,205	108,956
EQT	373	24,618
Exxon Mobil	9,049	753,962
First Solar *	155	6,276
FMC Technologies *	496	16,006
Halliburton	1,871	86,066
Helmerich & Payne	246	15,525
Hess	571	27,391
Kinder Morgan	4,179	85,377
Marathon Oil	1,840	24,251
Marathon Petroleum	1,145	49,911
Murphy Oil	341	8,822
National Oilwell Varco	819	26,290
Newfield Exploration *	434	17,616
Noble Energy	930	32,057
Occidental Petroleum	1,657	120,812
Phillips 66	967	78,472
Pioneer Natural Resources	370	66,237
Range Resources	385	13,009
Schlumberger	3,021	236,333
Southwestern Energy *	1,037	10,774
Spectra Energy	1,523	63,677
Tesoro	248	21,073

The accompanying notes are an integral part of the financial statements.

129

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
Transocean	744	$7,150
Valero Energy	1,008	59,714
Williams	1,486	43,391
		2,861,732
Real Estate Investment Trusts — 2.9%
American Tower, Cl A	925	108,401
Apartment Investment & Management, Cl A	341	15,028
AvalonBay Communities	304	52,039
Boston Properties	341	41,084
Crown Castle International	726	66,059
Digital Realty Trust	310	28,963
Equinix	155	55,378
Equity Residential	788	48,659
Essex Property Trust	148	31,685
Extra Space Storage	279	20,409
Federal Realty Investment Trust	155	22,511
General Growth Properties	1,254	31,287
HCP	1,005	34,421
Host Hotels & Resorts	1,612	24,954
Iron Mountain	528	17,809
Kimco Realty	897	23,869
Macerich	266	18,827
ProLogis	1,130	58,941
Public Storage	317	67,749
Realty Income	559	33,115
Simon Property Group	681	126,639
SL Green Realty	217	21,314
UDR	572	20,003
Ventas	766	51,897
Vornado Realty Trust	372	34,514
Welltower	776	53,179
Weyerhaeuser	1,616	48,367
		1,157,101
Technology — 18.0%
Adobe Systems *	1,085	116,648
Akamai Technologies *	372	25,843
Alphabet, Cl C *	648	508,382
Alphabet, Cl A *	647	524,005
Analog Devices	667	42,755
Apple	11,781	1,337,614
Applied Materials	2,360	68,629
Autodesk *	432	31,225
Broadcom	864	147,122
CA	664	20,411

The accompanying notes are an integral part of the financial statements.

130

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Technology — continued
Cerner *	1,271	$74,455
Cisco Systems	10,995	337,326
Citrix Systems *	341	28,917
Cognizant Technology Solutions, Cl A *	1,316	67,577
F5 Networks *	155	21,423
Facebook, Cl A *	5,078	665,168
Hewlett Packard Enterprise	3,616	81,252
HP	3,733	54,091
Intel	10,342	360,625
International Business Machines	1,897	291,550
Intuit	532	57,850
Juniper Networks	799	21,046
KLA-Tencor	341	25,613
Lam Research	341	33,029
Linear Technology	527	31,652
Microchip Technology	465	28,156
Micron Technology *	2,246	38,541
Microsoft	17,028	1,020,318
Motorola Solutions	354	25,693
NetApp	620	21,043
NVIDIA	1,171	83,328
Oracle	6,580	252,804
Pitney Bowes	682	12,167
Qorvo *	279	15,526
QUALCOMM	3,208	220,454
Red Hat *	403	31,212
salesforce.com *	1,401	105,299
Seagate Technology	651	22,336
Skyworks Solutions	403	31,007
Symantec	1,331	33,315
Texas Instruments	2,183	154,666
VeriSign *	217	18,232
Western Digital	618	36,116
Xilinx	558	28,385
Yahoo! *	1,902	79,028
		7,231,834
Telecommunications — 2.5%
AT&T	13,302	489,381
CenturyLink	1,176	31,258
Frontier Communications	2,523	10,142
Level 3 Communications *	620	34,813
Verizon Communications	8,812	423,857
		989,451

The accompanying notes are an integral part of the financial statements.

131

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

	Shares	Value
COMMON STOCK — continued
Utilities — 3.5%
AES	1,437	$16,913
Alliant Energy	491	18,683
Ameren	527	26,324
American Electric Power	1,068	69,249
American Water Works	386	28,579
CenterPoint Energy	943	21,500
CMS Energy	618	26,049
Consolidated Edison	665	50,241
Dominion Resources	1,368	102,873
DTE Energy	401	38,500
Duke Energy	1,504	120,350
Edison International	711	52,244
Entergy	401	29,546
Eversource Energy	682	37,551
Exelon	2,011	68,515
FirstEnergy	928	31,821
NextEra Energy	1,017	130,176
NiSource	711	16,538
NRG Energy	682	7,250
ONEOK	463	22,423
PG&E	1,083	67,276
Pinnacle West Capital	248	18,880
PPL	1,484	50,961
Public Service Enterprise Group	1,114	46,877
SCANA	310	22,742
Sempra Energy	552	59,119
Southern	2,141	110,411
WEC Energy Group	682	40,729
Xcel Energy	1,114	46,287
		1,378,607
TOTAL UNITED STATES		39,832,007
TOTAL COMMON STOCK
(Cost $40,377,383)		39,832,007
TOTAL INVESTMENTS — 99.8%
(Cost $40,377,383)		$39,832,007

Percentages are based on Net Assets of $39,898,957.

*	Non-income producing security.
‡	Fund commenced operations on April 18, 2016.

Cl — Class
S&P — Standard & Poor's

The accompanying notes are an integral part of the financial statements.

132

Schedule of Investments	October 31, 2016

Global X S&P 500® Catholic Values ETF‡

As of October 31, 2016, all of the Fund's investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

133

Statements of Assets and Liabilities
October 31, 2016

	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Assets:
Cost of Investments	$834,523,055	$328,223,887	$3,113,840	$34,636,504
Cost of Repurchase Agreement	57,413,239	7,571,225	—	—
Cost of Foreign Currency	312,324	—	234	4,942
Investments, at Value	$793,993,743 *	$337,100,752 *	$3,734,368	$34,138,623
Repurchase Agreement, at Value	57,413,239	7,571,225	—	—
Cash	3,637,015	821,899	3,854	66,459
Foreign Currency, at Value	312,968	—	242	4,912
Dividend and Interest Receivable	3,789,603	592,014	3,988	107,480
Reclaim Receivable	523,847	14,812	—	1,564
Receivable for Investment Securities Sold	53,733	—	—	4,760
Receivable for Capital Shares Sold	—	4,829,804	—	—
Total Assets	859,724,148	350,930,506	3,742,452	34,323,798
Liabilities:
Obligation to Return Securities Lending Collateral	57,413,239	7,571,225	—	—
Payable due to Investment Adviser	399,570	127,899	2,019	16,377
Payable for Investment Securities Purchased	53,826	4,828,619	—	4,764
Due to Broker	41,135	6,149	—	334
Unrealized Depreciation on Spot Contracts	353	—	—	—
Total Liabilities	57,908,123	12,533,892	2,019	21,475
Net Assets	$801,816,025	$338,396,614	$3,740,433	$34,302,323
Net Assets Consist of:
Paid-in Capital	$948,151,507	$384,562,501	$3,884,738	$35,022,853
Undistributed (Distributions in Excess of) Net Investment Income	(1,599,748)	(1)	1,635	(80,141)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(104,148,973)	(55,042,751)	(766,476)	(142,440)
Net Unrealized Appreciation (Depreciation) on Investments	(40,529,312)	8,876,865	620,528	(497,881)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(57,449)	—	8	(68)
Net Assets	$801,816,025	$338,396,614	$3,740,433	$34,302,323
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	39,250,000	14,100,000	250,000	2,350,000
Net Asset Value, Offering and Redemption Price Per Share	$20.43	$24.00	$14.96	$14.60
*Includes Market Value of Securities on Loan	$54,773,970	$7,287,261	$—	$—

The accompanying notes are an integral part of the financial statements.

134

Statements of Assets and Liabilities
October 31, 2016

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Assets:
Cost of Investments	$240,199,021	$133,295,620	$7,207,895	$10,618,473
Cost of Repurchase Agreement	13,991,000	17,121,597	—	—
Investments, at Value	$231,453,997 *	$133,997,654 *	$7,211,336	$10,697,358
Repurchase Agreement, at Value	13,991,000	17,121,597	—	—
Cash	2,104,422	60,297	7,587	15,163
Receivable for Investment Securities Sold	1,417,755	13,560,862	—	—
Dividend and Interest Receivable	428,545	40,410	—	—
Reclaim Receivable	—	5,794	—	—
Total Assets	249,395,719	164,786,614	7,218,923	10,712,521
Liabilities:
Obligation to Return Securities Lending Collateral	13,991,000	17,121,597	—	—
Payable for Investment Securities Purchased	3,083,024	13,478,120	—	—
Payable due to Investment Adviser	114,947	76,159	4,267	6,247
Due to Broker	500	—	—	—
Total Liabilities	17,189,471	30,675,876	4,267	6,247
Net Assets	$232,206,248	$134,110,738	$7,214,656	$10,706,274
Net Assets Consist of:
Paid-in Capital	$262,707,243	$153,131,160	$8,981,592	$12,860,351
Undistributed Net Investment Income	513,583	60,572	95,278	143,599
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(22,269,554)	(19,781,544)	(1,865,655)	(2,376,561)
Net Unrealized Appreciation (Depreciation) on Investments	(8,745,024)	702,034	3,441	78,885
Net Unrealized Depreciation on Foreign Currency Translations	—	(1,484)	—	—
Net Assets	$232,206,248	$134,110,738	$7,214,656	$10,706,274
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	17,650,000	5,700,000	300,000	450,000
Net Asset Value, Offering and Redemption Price Per Share	$13.16	$23.53	$24.05	$23.79
*Includes Market Value of Securities on Loan	$13,600,406	$16,161,795	$—	$—

The accompanying notes are an integral part of the financial statements.

135

Statements of Assets and Liabilities
October 31, 2016

	Global X Permanent ETF	Global X Guru® Index ETF	Global X Guru® Activist Index ETF	Global X Guru® International Index ETF
Assets:
Cost of Investments	$9,337,037	$60,385,621	$1,360,719	$716,398
Cost of Repurchase Agreement	—	1,336,000	—	—
Cost of Foreign Currency	2	—	—	12
Investments, at Value	$8,715,682	$58,774,734 *	$1,331,140	$692,349
Cash	50,895	253,782	3,368	650
Foreign Currency, at Value	2	—	—	12
Repurchase Agreement, at Value	—	1,336,000	—	—
Dividend and Interest Receivable	32,934	28,278	1,127	603
Receivable for Investment Securities Sold	—	1,157,236	—	—
Reclaim Receivable	—	480	—	606
Total Assets	8,799,513	61,550,510	1,335,635	694,220
Liabilities:
Payable due to Investment Adviser	3,592	41,375	855	443
Obligation to Return Securities Lending Collateral	—	1,336,000	—	—
Payable for Capital Shares Redeemed	—	1,159,637	—	—
Due to Broker	—	66	—	—
Total Liabilities	3,592	2,537,078	855	443
Net Assets	$8,795,921	$59,013,432	$1,334,780	$693,777
Net Assets Consist of:
Paid-in Capital	$9,654,662	$93,565,365	$1,649,538	$973,328
Undistributed Net Investment Income	70,936	3	9,333	15,783
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(308,322)	(32,941,049)	(294,512)	(271,285)
Net Unrealized Depreciation on Investments	(621,355)	(1,610,887)	(29,579)	(24,049)
Net Assets	$8,795,921	$59,013,432	$1,334,780	$693,777
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	350,000	2,550,000	100,000	50,000
Net Asset Value, Offering and Redemption Price Per Share	$25.13	$23.14	$13.35	$13.88
*Includes Market Value of Securities on Loan	$—	$1,290,225	$—	$—

The accompanying notes are an integral part of the financial statements.

136

Statements of Assets and Liabilities
October 31, 2016

	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF
Assets:
Cost of Investments	$64,718,233	$12,635,615	$12,516,651	$2,249,622
Cost of Foreign Currency	—	2,703	268	—
Investments, at Value	$66,021,168	$12,417,327	$13,661,144	$2,289,672
Cash	121,741	9,386	—	3,721
Foreign Currency, at Value	—	2,721	268	—
Dividend and Interest Receivable	69,420	9,820	89,578	3,244
Reclaim Receivable	136	15,509	—	—
Receivable for Investment Securities Sold	—	133	274	—
Total Assets	66,212,465	12,454,896	13,751,264	2,296,637
Liabilities:
Payable due to Investment Adviser	10,688	4,063	4,355	751
Payable for Investment Securities Purchased	—	134	273	—
Cash Overdraft	—	—	58,197	—
Due to Broker	—	3,328	—	—
Unrealized Depreciation on Spot Contracts	—	6	—	—
Total Liabilities	10,688	7,531	62,825	751
Net Assets	$66,201,777	$12,447,365	$13,688,439	$2,295,886
Net Assets Consist of:
Paid-in Capital	$64,780,080	$12,657,892	$12,466,734	$2,499,952
Undistributed Net Investment Income	622,202	296,809	281,015	76,164
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(503,440)	(288,222)	(200,074)	(320,280)
Net Unrealized Appreciation (Depreciation) on Investments	1,302,935	(218,288)	1,144,493	40,050
Net Unrealized Depreciation on Foreign Currency Translations	—	(826)	(3,729)	—
Net Assets	$66,201,777	$12,447,365	$13,688,439	$2,295,886
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,600,000	550,000	500,000	100,000
Net Asset Value, Offering and Redemption Price Per Share	$25.46	$22.63	$27.38	$22.96

The accompanying notes are an integral part of the financial statements.

137

Statements of Assets and Liabilities
October 31, 2016

	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Assets:
Cost of Investments	$6,326,346	$40,377,383
Cost of Foreign Currency	2,588	—
Investments, at Value	$6,677,872	$39,832,007
Cash	4,361	35,304
Foreign Currency, at Value	2,588	—
Dividend and Interest Receivable	13,775	41,219
Receivable for Investment Securities Sold	2,581	—
Reclaim Receivable	562	330
Total Assets	6,701,739	39,908,860
Liabilities:
Payable due to Investment Adviser	3,714	9,851
Payable for Investment Securities Purchased	2,583	52
Total Liabilities	6,297	9,903
Net Assets	$6,695,442	$39,898,957
Net Assets Consist of:
Paid-in Capital	$7,411,901	$40,314,242
Undistributed (Distributions in Excess of) Net Investment Income	(16)	146,462
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(1,067,942)	(16,371)
Net Unrealized Appreciation (Depreciation) on Investments	351,526	(545,376)
Net Unrealized Depreciation on Foreign Currency Translations	(27)	—
Net Assets	$6,695,442	$39,898,957
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	600,000	1,550,000
Net Asset Value, Offering and Redemption Price Per Share	$11.16	$25.74

The accompanying notes are an integral part of the financial statements.

138

Statements of Operations
For the year ended October 31, 2016

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF
Investment Income:
Dividend Income	$48,885,116		$12,205,935		$181,222	$852,155
Interest Income	2,040		979		—	—
Security Lending Income	1,819,134		333,596		—	—
Less: Foreign Taxes Withheld	(1,537,048)		—		(12,472)	(19,174)
Total Investment Income	49,169,242		12,540,510		168,750	832,981
Supervision and Administration Fees(1)	4,565,595		1,338,851		21,355	69,127
Custodian Fees	7,009		3,610		56	76
Total Expenses	4,572,604		1,342,461		21,411	69,203
Net Investment Income	44,596,638		11,198,049		147,339	763,778
Net Realized Loss on:
Investments	(47,081,347	)(2)	(35,817,624	)(2)	(734,085)	(104,970)
Foreign Currency Transactions	(115,835)		—		(5,254)	(2,242)
Net Realized Loss on Investments and Foreign Currency Transactions	(47,197,182)		(35,817,624)		(739,339)	(107,212)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	42,752,428		29,835,507		1,090,020	(135,222)
Foreign Currency Translations	(27,463)		—		656	(81)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	42,724,965		29,835,507		1,090,676	(135,303)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(4,472,217)		(5,982,117)		351,337	(242,515)
Net Increase in Net Assets Resulting from Operations	$40,124,421		$5,215,932		$498,676	$521,263

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

139

Statements of Operations
For the year ended October 31, 2016

	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF
Investment Income:
Dividend Income	$15,618,881	$632,869	$208,133	$304,684
Interest Income	1,310	129	36	148
Security Lending Income	331,801	35,567	—	—
Less: Foreign Taxes Withheld	—	(25,135)	—	—
Total Investment Income	15,951,992	643,430	208,169	304,832
Supervision and Administration Fees(1)	1,251,903	544,333	50,587	95,945
Custodian Fees	1,711	360	6	81
Total Expenses	1,253,614	544,693	50,593	96,026
Net Investment Income	14,698,378	98,737	157,576	208,806
Net Realized Gain (Loss) on:
Investments (2)	(15,342,553)	(9,516,754)	264,481	397,550
Foreign Currency Transactions	—	(33,775)	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(15,342,553)	(9,550,529)	264,481	397,550
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,059,993	15,463,320	(22,888)	(106,031)
Foreign Currency Translations	—	(1,429)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,059,993	15,461,891	(22,888)	(106,031)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	(7,282,560)	5,911,362	241,593	291,519
Net Increase in Net Assets Resulting from Operations	$7,415,818	$6,010,099	$399,169	$500,325

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

140

Statements of Operations
For the year ended October 31, 2016

	Global X Permanent ETF	Global X Guru® Index ETF	Global X Guru® Activist Index ETF	Global X Guru® International Index ETF
Investment Income:
Dividend Income	$61,079	$1,263,781	$26,728	$24,006
Interest Income	75,507	279	—	6
Security Lending Income	—	137,852	—	—
Less: Foreign Taxes Withheld	(765)	(2,037)	(269)	(3,602)
Total Investment Income	135,821	1,399,875	26,459	20,410
Supervision and Administration Fees(1)	44,325	824,972	11,452	8,124
Custodian Fees	–	33	–	8
Total Expenses	44,325	825,005	11,452	8,132
Net Investment Income	91,496	574,870	15,007	12,278
Net Realized Gain (Loss) on:
Investments (2)	153,489	(18,740,544)	(129,919)	(55,716)
Foreign Currency Transactions	76	—	—	—
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	153,565	(18,740,544)	(129,919)	(55,716)
Net Change in Unrealized Appreciation on:
Investments	235,914	8,344,218	27,944	124,765
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	235,914	8,344,218	27,944	124,765
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	389,479	(10,396,326)	(101,975)	69,049
Net Increase (Decrease) in Net Assets Resulting from Operations	$480,975	$(9,821,456)	$(86,968)	$81,327

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

141

Statements of Operations
For the year ended October 31, 2016

	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF	Global X Scientific Beta Asia ex-Japan ETF
Investment Income:
Dividend Income	$685,769	$379,480	$261,316	$91,164
Interest Income	2	—	—	—
Less: Foreign Taxes Withheld	(75)	(31,977)	(30,585)	(3,239)
Total Investment Income	685,696	347,503	230,731	87,925
Supervision and Administration Fees(1)	118,569	40,414	41,185	8,370
Tax Expense	2	–	–	–
Custodian Fees	1	29	358	22
Total Expenses	118,572	40,443	41,543	8,392
Waiver of Supervision and Administration Fees	(50,604)	–	–	–
Net Expenses	67,968	40,443	41,543	8,392
Net Investment Income	617,728	307,060	189,188	79,533
Net Realized Gains (Loss) on:
Investments (2)	(471,109)	(275,437)	(108,584)	(206,898)
Foreign Currency Transactions	—	(5,291)	8,793	117
Net Realized Loss on Investments and Foreign Currency Transactions	(471,109)	(280,728)	(99,791)	(206,781)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,327,566	(153,533)	1,146,251	322,729
Foreign Currency Translations	—	(820)	(3,651)	31
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,327,566	(154,353)	1,142,600	322,760
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	856,457	(435,081)	1,042,809	115,979
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,474,185	$(128,021)	$1,231,997	$195,512

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

142

Statements of Operations
For the year or period ended October 31, 2016

	Global X YieldCo Index ETF		Global X S&P 500® Catholic Values ETF(3)
Investment Income:
Dividend Income	$232,633		$169,651
Interest Income	10		1
Less: Foreign Taxes Withheld	(12,791)		(41)
Total Investment Income	219,852		169,611
Supervision and Administration Fees(1)	32,239		32,365
Custodian Fees	390		2
Total Expenses	32,629		32,367
Waiver of Supervision and Administration Fees	–		(8,298)
Net Expenses	32,629		24,069
Net Investment Income	187,223		145,542
Net Realized Gain (Loss) on:
Investments	(878,444	)(2)	(15,451)
Foreign Currency Transactions	316		—
Net Realized Loss on Investments and Foreign Currency Transactions	(878,128)		(15,451)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,238,969		(545,376)
Foreign Currency Translations	(27)		—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,238,942		(545,376)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions and Translations	360,814		(560,827)
Net Increase (Decrease) in Net Assets Resulting from Operations	$548,037		$(415,285)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)
(3)	Fund commenced operations on April 18, 2016.

The accompanying notes are an integral part of the financial statements.

143

Statements of Changes in Net Assets

	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$44,596,638	$55,764,634	$11,198,049	$18,390,959
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(47,197,182)	(38,152,069)	(35,817,624)	(14,851,179)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	42,724,965	(115,526,605)	29,835,507	(32,039,760)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,124,421	(97,914,040)	5,215,932	(28,499,980)
Dividends and Distributions from:
Net Investment Income	(50,746,230)	(63,792,372)	(12,821,203)	(13,048,101)
Net Realized Gains	—	(1,980,385)	—	—
Return of Capital	(5,683,920)	—	(8,107,347)	(7,048,014)
Total Dividends and Distributions	(56,430,150)	(65,772,757)	(20,928,550)	(20,096,115)
Capital Share Transactions:
Issued	49,804,205	105,826,823	127,291,547	113,535,136
Redeemed	(112,348,453)	(99,050,071)	(48,180,940)	(66,655,050)
Increase (Decrease) in Net Assets from Capital Share Transactions	(62,544,248)	6,776,752	79,110,607	46,880,086
Total Increase (Decrease) in Net Assets	(78,849,977)	(156,910,045)	63,397,989	(1,716,009)
Net Assets:
Beginning of Year	880,666,002	1,037,576,047	274,998,625	276,714,634
End of Year	$801,816,025	$880,666,002	$338,396,614	$274,998,625
Distributions in Excess of Net Investment Income	$(1,599,748)	$(5,638,231)	$(1)	$—
Share Transactions:
Issued	2,400,000	4,550,000	5,200,000	3,950,000
Redeemed	(5,800,000)	(4,700,000)	(2,000,000)	(2,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(3,400,000)	(150,000)	3,200,000	1,550,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

144

Statements of Changes in Net Assets

	Global X SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$147,339	$141,924	$763,778	$115,415
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(739,339)	(12,896)	(107,212)	11,788
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,090,676	(470,140)	(135,303)	(362,646)
Net Increase (Decrease) in Net Assets Resulting from Operations	498,676	(341,112)	521,263	(235,443)
Dividends and Distributions from:
Net Investment Income	(191,294)	(110,575)	(892,500)	(113,850)
Total Dividends and Distributions	(191,294)	(110,575)	(892,500)	(113,850)
Capital Share Transactions:
Issued	—	3,884,738	30,719,755	4,303,098
Increase in Net Assets from Capital Share Transactions	—	3,884,738	30,719,755	4,303,098
Total Increase in Net Assets	307,382	3,433,051	30,348,518	3,953,805
Net Assets:
Beginning of Year/Period	3,433,051	—	3,953,805	—
End of Year/Period	$3,740,433	$3,433,051	$34,302,323	$3,953,805
Undistributed (Distributions in Excess of) Net Investment Income	$1,635	$26,374	$(80,141)	$18,276
Share Transactions:
Issued	—	250,000	2,050,000	300,000
Net Increase in Shares Outstanding from Share Transactions	—	250,000	2,050,000	300,000

(1)	The Fund commenced operations on March 16, 2015.

The accompanying notes are an integral part of the financial statements.

145

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X Social Media Index ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$14,698,378	$16,395,904	$98,737	$43,682
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	(15,342,553)	(6,016,791)	(9,550,529)	3,402,707
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	8,059,993	(16,410,848)	15,461,891	(3,954,102)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,415,818	(6,031,735)	6,010,099	(507,713)
Dividends and Distributions from:
Net Investment Income	(14,776,181)	(16,693,614)	(6,875)	(57,330)
Total Dividends and Distributions	(14,776,181)	(16,693,614)	(6,875)	(57,330)
Capital Share Transactions:
Issued	37,190,345	143,668,838	94,491,559	47,160,234
Redeemed	(33,050,541)	(48,391,387)	(43,528,797)	(95,868,254)
Increase (Decrease) in Net Assets from Capital Share Transactions	4,139,804	95,277,451	50,962,762	(48,708,020)
Total Increase (Decrease) in Net Assets	(3,220,559)	72,552,102	56,965,986	(49,273,063)
Net Assets:
Beginning of Year	235,426,807	162,874,705	77,144,752	126,417,815
End of Year	$232,206,248	$235,426,807	$134,110,738	$77,144,752
Undistributed (Distributions in Excess of) Net Investment Income	$513,583	$267,725	$60,572	$(32,203)
Share Transactions:
Issued	2,750,000	9,850,000	4,150,000	2,500,000
Redeemed	(2,550,000)	(3,450,000)	(2,450,000)	(5,050,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	200,000	6,400,000	1,700,000	(2,550,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

146

Statements of Changes in Net Assets

	Global X | JPMorgan Efficiente Index ETF		Global X | JPMorgan US Sector Rotator Index ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$157,576	$234,522	$208,806	$164,481
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	264,481	(1,998,124)	397,550	(2,764,955)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(22,888)	(28,134)	(106,031)	149,664
Net Increase (Decrease) in Net Assets Resulting from Operations	399,169	(1,791,736)	500,325	(2,450,810)
Dividends and Distributions from:
Net Investment Income	(312,783)	(15,956)	(197,183)	(32,505)
Net Realized Gains	—	—	—	(3,065)
Total Dividends and Distributions	(312,783)	(15,956)	(197,183)	(35,570)
Capital Share Transactions:
Issued	1,121,897	23,733,266	3,404,929	28,365,035
Redeemed	(2,296,047)	(16,172,237)	(7,129,086)	(14,292,683)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,174,150)	7,561,029	(3,724,157)	14,072,352
Total Increase (Decrease) in Net Assets	(1,087,764)	5,753,337	(3,421,015)	11,585,972
Net Assets:
Beginning of Year	8,302,420	2,549,083	14,127,289	2,541,317
End of Year	$7,214,656	$8,302,420	$10,706,274	$14,127,289
Undistributed Net Investment Income	$95,278	$256,863	$143,599	$131,976
Share Transactions:
Issued	50,000	900,000	150,000	1,100,000
Redeemed	(100,000)	(650,000)	(300,000)	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(50,000)	250,000	(150,000)	500,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

147

Statements of Changes in Net Assets

	Global X Permanent ETF		Global X Guru® Index ETF
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
Operations:
Net Investment Income	$91,496	$104,740	$574,870	$1,193,648
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	153,565	36,454	(18,740,544)	10,809,860
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	235,914	(97,856)	8,344,218	(28,388,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	480,975	43,338	(9,821,456)	(16,384,907)
Dividends and Distributions from:
Net Investment Income	(114,717)	(105,609)	(635,053)	(4,215,674)
Return of Capital	—	—	(125,403)	—
Total Dividends and Distributions	(114,717)	(105,609)	(760,456)	(4,215,674)
Capital Share Transactions:
Issued	—	3,655,316	10,209,709	11,909,461
Redeemed	(2,344,051)	(1,258,291)	(125,119,219)	(243,390,062)
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,344,051)	2,397,025	(114,909,510)	(231,480,601)
Total Increase (Decrease) in Net Assets	(1,977,793)	2,334,754	(125,491,422)	(252,081,182)
Net Assets:
Beginning of Year	10,773,714	8,438,960	184,504,854	436,586,036
End of Year	$8,795,921	$10,773,714	$59,013,432	$184,504,854
Undistributed Net Investment Income	$70,936	$91,967	$3	$578,659
Share Transactions:
Issued	—	150,000	450,000	450,000
Redeemed	(100,000)	(50,000)	(5,600,000)	(9,350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)	100,000	(5,150,000)	(8,900,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

148

Statements of Changes in Net Assets

	Global X Guru® Activist Index ETF			Global X Guru® International Index ETF
	Year Ended October 31, 2016		Period Ended October 31, 2015(1)	Year Ended October 31, 2016		Year Ended October 31, 2015
Operations:
Net Investment Income	$15,007		$11,721	$12,278		$15,468
Net Realized Loss on Investments and Foreign Currency Transactions	(129,919	)(2)	(268,719)	(55,716	)(2)	(92,603	)(2)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,944		(57,523)	124,765		(177,481)
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,968)		(314,521)	81,327		(254,616)
Dividends and Distributions from:
Net Investment Income	(17,395)		—	(21,629)		(16,359)
Total Dividends and Distributions	(17,395)		—	(21,629)		(16,359)
Capital Share Transactions:
Issued	—		2,997,667	—		—
Redeemed	(1,244,003)		—	(678,888)		(759,471)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,244,003)		2,997,667	(678,888)		(759,471)
Total Increase (Decrease) in Net Assets	(1,348,366)		2,683,146	(619,190)		(1,030,446)
Net Assets:
Beginning of Year/Period	2,683,146		—	1,312,967		2,343,413
End of Year/Period	$1,334,780		$2,683,146	$693,777		$1,312,967
Undistributed Net Investment Income	$9,333		$11,721	$15,783		$9,574
Share Transactions:
Issued	—		200,000	—		—
Redeemed	(100,000)		—	(50,000)		(50,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(100,000)		200,000	(50,000)		(50,000)

(1)	The Fund commenced operations on April 28, 2015.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

149

Statements of Changes in Net Assets

	Global X Scientific Beta US ETF		Global X Scientific Beta Europe ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$617,728	$17,850	$307,060	$25,313
Net Realized Loss on Investments and Foreign Currency Transactions	(471,109)	(16,707)	(280,728)	(8,762)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,327,566	(24,631)	(154,353)	(64,761)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,474,185	(23,488)	(128,021)	(48,210)
Dividends and Distributions from:
Net Investment Income	(29,000)	—	(34,296)	—
Total Dividends and Distributions	(29,000)	—	(34,296)	—
Capital Share Transactions:
Issued	62,290,080	2,490,000	10,168,892	2,489,000
Increase in Net Assets from Capital Share Transactions	62,290,080	2,490,000	10,168,892	2,489,000
Total Increase in Net Assets	63,735,265	2,466,512	10,006,575	2,440,790
Net Assets:
Beginning of Year/Period	2,466,512	—	2,440,790	—
End of Year/Period	$66,201,777	$2,466,512	$12,447,365	$2,440,790
Undistributed Net Investment Income	$622,202	$18,288	$296,809	$26,121
Share Transactions:
Issued	2,500,000	100,000	450,000	100,000
Net Increase in Shares Outstanding from Share Transactions	2,500,000	100,000	450,000	100,000

(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

150

Statements of Changes in Net Assets

	Global X Scientific Beta Japan ETF		Global X Scientific Beta Asia ex-Japan ETF
	Year Ended October 31, 2016	Period Ended October 31, 2015(1)	Year Ended October 31, 2016	Period Ended October 31, 2015(1)
Operations:
Net Investment Income	$189,188	$11,905	$79,533	$43,448
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(99,791)	1,472	(206,781)	(97,899)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,142,600	(1,836)	322,760	(282,710)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,231,997	11,541	195,512	(337,161)
Dividends and Distributions from:
Net Investment Income	(20,668)	—	(62,417)	—
Net Realized Gains	(1,165)	—	—	—
Total Dividends and Distributions	(21,833)	—	(62,417)	—
Capital Share Transactions:
Issued	9,959,734	2,507,000	—	2,499,952
Increase in Net Assets from Capital Share Transactions	9,959,734	2,507,000	—	2,499,952
Total Increase in Net Assets	11,169,898	2,518,541	133,095	2,162,791
Net Assets:
Beginning of Year/Period	2,518,541	—	2,162,791	—
End of Year/Period	$13,688,439	$2,518,541	$2,295,886	$2,162,791
Undistributed Net Investment Income	$281,015	$12,102	$76,164	$46,987
Share Transactions:
Issued	400,000	100,000	—	100,000
Net Increase in Shares Outstanding from Share Transactions	400,000	100,000	—	100,000

(1)	The Fund commenced operations on May 12, 2015.

The accompanying notes are an integral part of the financial statements.

151

Statements of Changes in Net Assets

	Global X YieldCo Index ETF			Global X S&P 500® Catholic Values ETF
	Year Ended October 31, 2016		Period Ended October 31, 2015(1)	Period Ended October 31, 2016(2)
Operations:
Net Investment Income	$187,223		$50,554	$145,542
Net Realized Loss on Investments and Foreign Currency Transactions	(878,128	)(3)	(161,801)	(15,451)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	1,238,942		(887,443)	(545,376)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,037		(998,690)	(415,285)
Dividends and Distributions from:
Net Investment Income	(199,159)		(33,750)	—
Return of Capital	(76,200)		—	—
Total Dividends and Distributions	(275,359)		(33,750)	—
Capital Share Transactions:
Issued	4,187,034		4,351,749	40,314,242
Redeemed	(1,083,579)		—	—
Increase in Net Assets from Capital Share Transactions	3,103,455		4,351,749	40,314,242
Total Increase in Net Assets	3,376,133		3,319,309	39,898,957
Net Assets:
Beginning of Year/Period	3,319,309		—	—
End of Year/Period	$6,695,442		$3,319,309	$39,898,957
Undistributed (Distributions in Excess of) Net Investment Income	$(16)		$10,723	$146,462
Share Transactions:
Issued	400,000		300,000	1,550,000
Redeemed	(100,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	300,000		300,000	1,550,000

(1)	The Fund commenced operations on May 27, 2015.
(2)	The Fund commenced operations on April 18, 2016.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

152

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend® ETF
2016	20.65	1.15	0.08	1.23	(1.30)	—	(0.15)	(1.45)	20.43	6.23	801,816	0.58		5.67		39.06
2015	24.24	1.26	(3.36)	(2.10)	(1.44)	(0.05)	—	(1.49)	20.65	(9.01)	880,666	0.58		5.58		26.12
2014	23.74	1.40	0.56	1.96	(1.46)	—	—	(1.46)	24.24	8.41	1,037,576	0.58		5.71		33.63
2013	21.86	1.34	2.27	3.61	(1.73)	—	—	(1.73)	23.74	17.34	775,238	0.58		5.93		43.64
2012	21.76	1.62	0.09	1.71	(1.61)	—	—	(1.61)	21.86	8.34	162,828	0.58		7.53		34.03
Global X SuperDividend® U.S. ETF
2016	25.23	0.92#	(0.40)	0.52	(1.07)	—	(0.68)	(1.75)	24.00	2.13	338,397	0.45		3.77	#	53.45
2015	29.60	1.71	(4.19)	(2.48)	(1.23)	—	(0.66)	(1.89)	25.23	(8.67)	274,999	0.45		6.25		42.51
2014	25.94	1.78	3.45	5.23	(1.41)	—	(0.16)	(1.57)	29.60	20.80	276,715	0.45		6.32		40.04
2013(1)	25.15	0.98	0.82	1.80	(0.91)	—	(0.10)	(1.01)	25.94	7.32	51,879	0.45	†	6.02	†	20.36
Global X SuperDividend® Emerging Markets ETF
2016	13.73	0.59	1.41	2.00	(0.77)	—	—	(0.77)	14.96	15.58	3,740	0.65		4.49		64.83
2015(2)	14.90	0.66	(1.34)	(0.68)	(0.49)	—	—	(0.49)	13.73	(4.89)	3,433	0.65	†	6.72	†	1.25
Global X SuperDividend® REIT ETF
2016	13.18	0.91	1.72	2.63	(1.21)	—	—	(1.21)	14.60	21.01	34,302	0.56		6.23		16.87
2015(2)	15.12	0.63	(1.95)	(1.32)	(0.62)	—	—	(0.62)	13.18	(8.86)	3,954	0.54	†	7.20	†	1.45
Global X SuperIncome™ Preferred ETF
2016	13.49	0.91	(0.33)	0.58	(0.91)	—	—	(0.91)	13.16	4.44	232,206	0.58		6.81		47.62
2015	14.74	0.95	(1.21)	(0.26)	(0.99)	—	—	(0.99)	13.49	(1.95)	235,427	0.58		6.68		76.54
2014	14.81	1.01	(0.02)	0.99	(1.06)	—	—	(1.06)	14.74	6.89	162,875	0.58		6.78		85.07
2013^	14.65	0.31	0.18	0.49	(0.33)	—	—	(0.33)	14.81	3.38	59,965	0.58		6.34		61.86
2013(3)	15.02	1.13	(0.47)	0.66	(1.02)	(0.01)	—	(1.03)	14.65	4.46	35,169	0.58	†	7.84	†	91.98
Global X Social Media Index ETF
2016	19.29	0.02	4.22	4.24	—	—	—	***	23.53	21.99	134,111	0.65		0.12		39.89
2015	19.30	0.01	(0.01)	—	(0.01)	—	—	(0.01)	19.29	—	77,145	0.65		0.04		26.51
2014	19.38	—	(0.08)	(0.08)	—	—	—	—	19.30	(0.41)	126,418	0.65		(0.01)		26.52
2013	12.83	—	6.66	6.66	(0.11)	—	—	(0.11)	19.38	52.34	95,948	0.65		(0.01)		55.96
2012(4)	14.93	0.12	(2.22)	(2.10)	—	—	—	—	12.83	(14.07)	13,471	0.65	†	0.88	†	91.78
Global X | JPMorgan Efficiente Index ETF
2016	23.72	0.51	0.86	1.37	(1.04)	—	—	(1.04)	24.05	6.12	7,215	0.69		2.15		387.39
2015	25.49	0.43	(2.04)	(1.61)	(0.16)	—	—	(0.16)	23.72	(6.37)	8,302	0.69		1.70		311.58
2014(5)	24.95	—	0.54	0.54	—	—	—	—	25.49	2.16	2,549	0.69	†	(0.69	)†	—
Global X | JPMorgan US Sector Rotator Index ETF
2016	23.55	0.35	0.25	0.60	(0.36)	—	—	(0.36)	23.79	2.60	10,706	0.69		1.50		839.83
2015	25.41	0.20	(1.94)	(1.74)	(0.11)	(0.01)	—	(0.12)	23.55	(6.90)	14,127	0.69		0.82		907.92
2014(5)	25.03	—	0.38	0.38	—	—	—	—	25.41	1.52	2,541	0.69	†	(0.69	)†	63.35
Global X Permanent ETF
2016	23.94	0.24	1.20	1.44	(0.25)	—	—	(0.25)	25.13	6.13	8,796	0.48		0.99		42.12
2015	24.11	0.25	(0.19)	0.06	(0.23)	—	—	(0.23)	23.94	0.25	10,774	0.48		1.03		31.10
2014	24.13	0.24	0.18	0.42	(0.36)	(0.08)	—	(0.44)	24.11	1.84	8,439	0.48		1.02		24.63
2013^	23.15	0.07	0.91	0.98	—	—	—	—	24.13	4.23	14,477	0.48	†	0.90	†	3.08
2013	24.77	0.25	(1.66)	(1.41)	(0.21)	—	—	(0.21)	23.15	(5.77)	15,048	0.48		0.98		44.44
2012(6)	25.04	0.09	(0.36)	(0.27)	—	—	—	—	24.77	(1.08)	14,859	0.48	†	0.92	†	14.89

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Amount rounds to less than $0.00.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
^

For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.

#	See Note 8 in the Notes to Financial Statements.
(1)	The Fund commenced operations on March 11, 2013.
(2)	The Fund commenced operations on March 16, 2015.
(3)	The Fund commenced operations on July 16, 2012.
(4)	The Fund commenced operations on November 14, 2011.
(5)	The Fund commenced operations on October 22, 2014.
(6)	The Fund commenced operations on February 7, 2012.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

153

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X Guru® Index ETF
2016	23.96	0.12#	(0.83)	(0.71)	(0.09)	—	(0.02)	(0.11)	23.14	(2.97)	59,013	0.75		0.52#		102.07
2015	26.30	0.10	(2.16)	(2.06)	(0.28)	—	—	(0.28)	23.96	(7.94)	184,505	0.75		0.39		129.71
2014	23.99	0.22	2.12	2.34	(0.03)	—	—	(0.03)	26.30	9.76	436,586	0.75		0.88		128.37
2013^	20.68	0.01	3.30	3.31	—	—	—	—	23.99	16.01	241,060	0.75	†	0.10	†	24.89
2013	15.83	0.17	5.66	5.83	(0.20)	(0.78)	—	(0.98)	20.68	38.08	52,740	0.75		0.85		77.25
2012(1)	14.96	0.02	0.85	0.87	—	—	—	—	15.83	5.82	5,539	0.75	†	1.90	†	1.90
Global X Guru® Activist Index ETF
2016	13.42	0.13	(0.08)	0.05	(0.12)	—	—	(0.12)	13.35	0.37	1,335	0.75		0.98		82.02
2015(2)	15.05	0.06	(1.69)	(1.63)	—	—	—	—	13.42	(10.83)	2,683	0.75	†	0.84	†	50.29
Global X Guru® International Index ETF
2016	13.13	0.14	0.83	0.97	(0.22)	—	—	(0.22)	13.88	7.51	694	0.75		1.13		116.22
2015	15.62	0.12	(2.50)	(2.38)	(0.11)	—	—	(0.11)	13.13	(15.31)	1,313	0.75		0.85		118.14
2014(3)	14.83	0.09	0.70	0.79	—	—	—	—	15.62	5.33	2,343	0.75	†	0.89	†	62.71
Global X Scientific Beta US ETF
2016	24.67	0.46	0.62	1.08	(0.29)	—	—	(0.29)	25.46	4.43	66,202	0.20	@	1.82		32.54
2015(4)	24.90	0.18	(0.41)	(0.23)	—	—	—	—	24.67	(0.92)	2,467	0.35	†	1.55	†	20.90
Global X Scientific Beta Europe ETF
2016	24.41	0.66	(2.10)	(1.44)	(0.34)	—	—	(0.34)	22.63	(5.96)	12,447	0.38		2.89		35.72
2015(4)	24.89	0.25	(0.73)	(0.48)	—	—	—	—	24.41	(1.93)	2,441	0.38	†	2.22	†	17.53
Global X Scientific Beta Japan ETF
2016	25.19	0.44	1.97	2.41	(0.21)	(0.01)	—	(0.22)	27.38	9.63	13,688	0.38		1.75		82.57
2015(4)	25.07	0.12	—	0.12	—	—	—	—	25.19	0.48	2,519	0.38	†	1.02	†	20.31
Global X Scientific Beta Asia ex-Japan ETF
2016	21.63	0.80	1.15	1.95	(0.62)	—	—	(0.62)	22.96	9.29	2,296	0.38		3.61		74.44
2015(4)	24.89	0.44	(3.70)	(3.26)	—	—	—	—	21.63	(13.10)	2,163	0.38	†	4.17	†	59.21
Global X YieldCo Index ETF
2016	11.06	0.41#	0.35	0.76	(0.48)	—	(0.18)	(0.66)	11.16	7.25	6,695	0.66		3.78#		40.25
2015(5)	15.19	0.20	(4.19)	(3.99)	(0.14)	—	—	(0.14)	11.06	(26.39)	3,319	0.65	†	3.72	†	22.97
Global X S&P 500® Catholic Values ETF
2016(6)	25.14	0.24	0.36	0.60	—	—	—	—	25.74	2.39	39,899	0.29	†@	1.75	†	2.80

*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
@	The ratio of expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.35% and 0.39%, for the Global X Scientific Beta US ETF and the Global X S&P 500® Catholic Values ETF, respectively.
^

For the period July 1, 2013 to October 31, 2013. Effective July 1, 2013 the Global X Permanent ETF, Global X Guru® Index ETF (formerly Global X Top Guru Holdings Index ETF) and Global X SuperIncome™ Preferred ETF each changed their fiscal year end to October 31.

#	See Note 8 in the Notes to Financial Statements.
(1)	The Fund commenced operations on June 4, 2012.
(2)	The Fund commenced operations on April 28, 2015.
(3)	The Fund commenced operations on March 10, 2014.
(4)	The Fund commenced operations on May 12, 2015.
(5)	The Fund commenced operations on May 27, 2015.
(6)	The Fund commenced operations on April 18, 2016.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

154

Notes to Financial Statements
October 31, 2016

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2016, the Trust had one hundred portfolios, fifty-four of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF, Global X| JPMorgan Efficiente Index ETF, Global X | JPMorgan US Sector Rotator Index ETF, | Global X Permanent ETF, Global X Guru® Index ETF, Global X Guru® Activist Index ETF, Global X Guru® International Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF and Global X S&P 500® Catholic Values ETF (each a “Fund” collectively, the “Funds”). Each Fund had elected non-diversification status.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

MASTER LIMITED PARTNERSHIPS (“MLPs”) – Certain funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.

155

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

MASTER LIMITED PARTNERSHIPS (“MLPs”) (concluded)

Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or, trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of

156

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2016, there were $1,223 and $37 of fair valued securities in the Global X Scientific Beta Europe ETF and Global X Scientific Beta Asia ex-Japan ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year or period ended October 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

157

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2016. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.

It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in Repurchase Agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

		Fair Value of Non-cash	Cash Collateral
	Repurchase Agreements	Collateral Received(1)	Received	Net Amount(2)
Global X SuperDividend® ETF
Barclays Bank	$56,000,000	$56,000,000	$-	$-
Deutsche Bank	1,413,239	1,413,239	-	-
Global X SuperDividend® U.S. ETF
Deutsche Bank	7,571,225	7,571,225	-	-
Global X SuperIncomeTM Preferred ETF
Barclays Bank	13,000,000	13,000,000	-	-
Deutsche Bank	991,000	991,000	-	-
Global X Social Media Index ETF
Barclays Bank	16,000,000	16,000,000	-	-
Deutsche Bank	1,121,597	1,121,597	-	-
Global X Guru® Index ETF
Deutsche Bank	1,336,000	1,336,000	-	-

(1)Excess collateral received is not presented in the table above. Please refer to the Schedule of Investments for the market value of the collateral received for each Fund.

(2)Net Amount represents the net amount receivable due from the counterparty in the event of default.

158

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.

During the year ended October 31, 2016, the Global X Scientific Beta US ETF incurred federal excise tax in the amount of $2. No other provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

As of and during the year or period ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

159

Notes to Financial Statements (continued)
October 31, 2016

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from real estate investment trust (“REIT”) investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS – The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), on the date of such redemption, regardless of the number of Creation Units redeemed that day.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

		Creation	Value at October
	Creation Unit Shares	Fee	31, 2016	Redemption Fee
Global X SuperDividend® ETF	50,000	$3,800	$1,021,500	$3,800
Global X SuperDividend® U.S. ETF	50,000	750	1,200,000	750
Global X SuperDividend® Emerging Markets ETF	50,000	3,000	748,000	3,000
Global X SuperDividend® REIT ETF	50,000	750	730,000	750
Global X SuperIncomeTM Preferred ETF	50,000	500	658,000	500
Global X Social Media Index ETF	50,000	1,000	1,176,500	1,000
Global X | JPMorgan Efficiente Index ETF	50,000	500	1,202,500	500
Global X | JPMorgan US Sector Rotator Index ETF	50,000	500	1,189,500	500
Global X Permanent ETF	50,000	1,000	1,256,500	1,000
Global X Guru® Index ETF	50,000	750	1,157,000	750
Global X Guru® Activist Index ETF	50,000	750	667,500	750
Global X Guru® International Index ETF	50,000	750	694,000	750
Global X Scientific Beta US ETF	50,000	2,500	1,273,000	2,500
Global X Scientific Beta Europe ETF	50,000	10,500	1,131,500	10,500
Global X Scientific Beta Japan ETF	50,000	5,500	1,369,000	5,500
Global X Scientific Beta Asia ex-Japan ETF	50,000	11,000	1,148,000	11,000
Global X YieldCo Index ETF	50,000	500	558,000	500
Global X S&P 500® Catholic Values ETF	50,000	2,300	1,287,000	2,300

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statement of Operations.

160

Notes to Financial Statements (continued)
October 31, 2016

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

The following table discloses supervision and administration fees pursuant to the agreement:

Supervision and
Administration Fee
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%
Global X | JPMorgan Efficiente Index ETF	0.69%
Global X | JPMorgan US Sector Rotator Index ETF	0.69%
Global X Permanent ETF	0.48%
Global X Guru® Index ETF	0.75%
Global X Guru® Activist Index ETF	0.75%
Global X Guru® International Index ETF	0.75%
Global X Scientific Beta US ETF*	0.19%
Global X Scientific Beta Europe ETF	0.38%
Global X Scientific Beta Japan ETF	0.38%
Global X Scientific Beta Asia ex-Japan ETF	0.38%
Global X YieldCo Index ETF	0.65%
Global X S&P 500® Catholic Values ETF**	0.29%

161

Notes to Financial Statements (continued)
October 31, 2016

3. RELATED PARTY TRANSACTIONS (concluded)

*Effective March 1, 2016, pursuant to an expense limitation agreement, the Adviser has contractually agreed to reimburse or waive fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X Scientific Beta US ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.19% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.19% during the year in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

**Pursuant to an expense limitation agreement, the Adviser has contractually agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Global X S&P 500® Catholic Values ETF (the “Fund) (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2017. The Fund (at a later date) may reimburse the Adviser for the fees and expenses it waived or reimbursed and/or limited pursuant to the expense limitation agreement during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.29% during the period in which it is paid and the Board of Trustees has approved such reimbursement to the Adviser.

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the sub-administrator receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.

BBH, located at 50 Post Office Square, Boston, MA 02110, serves as Custodian of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. BBH also serves as the Fund’s transfer agent. As Transfer Agent, BBH has agreed to (1) issue and redeem shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

162

Notes to Financial Statements (continued)
October 31, 2016

4. INVESTMENT TRANSACTIONS

For the year or period ended October 31, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend® ETF	$308,276,906	$314,608,353
Global X SuperDividend® U.S. ETF	159,479,427	168,833,933
Global X SuperDividend® Emerging Markets ETF	2,142,847	2,187,481
Global X SuperDividend® REIT ETF	2,198,909	2,294,995
Global X SuperIncomeTM Preferred ETF	103,388,055	103,248,077
Global X Social Media Index ETF	34,728,015	34,547,874
Global X | JPMorgan Efficiente Index ETF	28,382,156	28,525,661
Global X | JPMorgan US Sector Rotator Index ETF	116,272,196	116,249,992
Global X Permanent ETF	353,649	319,781
Global X Guru® Index ETF	112,932,779	112,693,777
Global X Guru® Activist Index ETF	1,277,273	1,280,593
Global X Guru® International Index ETF	1,258,879	1,279,960
Global X Scientific Beta US ETF	11,634,883	11,172,143
Global X Scientific Beta Europe ETF	3,787,098	3,643,451
Global X Scientific Beta Japan ETF	8,759,879	8,620,385
Global X Scientific Beta Asia ex-Japan ETF	1,657,900	1,639,935
Global X YieldCo Index ETF	1,996,057	2,231,043
Global X S&P 500® Catholic Values ETF	602,324	513,376

For the year ended October 31, 2016, the purchases and sales of long-term U.S. Government securities were:

		Sales and
	Purchases	Maturities
Global X Permanent ETF	$3,377,574	$3,932,473

For the year or periods ended October 31, 2016 in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$49,567,614	$110,361,789	$1,670,902
Global X SuperDividend® U.S. ETF	127,157,535	38,867,485	4,168,310
Global X SuperDividend® Emerging Markets ETF	-	-	-
Global X SuperDividend® REIT ETF	30,674,729	-	-
Global X SuperIncomeTM Preferred ETF	37,158,930	33,003,074	(2,067,492)
Global X Social Media Index ETF	93,518,723	43,082,274	700,608
Global X | JPMorgan Efficiente Index ETF	1,122,106	2,290,750	7,626
Global X | JPMorgan US Sector Rotator Index ETF	3,399,243	7,134,820	(12,025)
Global X Permanent ETF	-	1,107,409	9,615
Global X Guru® Index ETF	10,236,109	125,096,107	891,469
Global X Guru® Activist Index ETF	-	1,242,332	(95,155)
Global X Guru® International Index ETF	-	664,197	44,537
Global X Scientific Beta US ETF	62,260,200	-	-
Global X Scientific Beta Europe ETF	10,270,697	-	-
Global X Scientific Beta Japan ETF	9,969,557	-	-
Global X Scientific Beta Asia ex-Japan ETF	-	-	-
Global X YieldCo Index ETF	4,183,988	911,080	29,597
Global X S&P 500® Catholic Values ETF	40,304,954	-	-

163

Notes to Financial Statements (continued)
October 31, 2016

4. INVESTMENT TRANSACTIONS (concluded)

For the year or periods ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

		Sales and
	Purchases	Maturities	Realized Gain
Global X SuperDividend® ETF	$101,430,555	$95,779,030	$7,033,898
Global X SuperDividend® U.S. ETF	113,364,881	51,541,836	5,510,557
Global X SuperDividend® Emerging Markets ETF	2,727,482	-	-
Global X SuperDividend® REIT ETF	4,298,312	-	-
Global X SuperIncomeTM Preferred ETF	143,517,095	48,396,514	598,502
Global X Social Media Index ETF	45,438,519	94,218,207	7,918,432
Global X | JPMorgan Efficiente Index ETF	23,753,014	16,203,931	95,084
Global X | JPMorgan US Sector Rotator Index ETF	28,317,222	14,354,708	21,181
Global X Permanent ETF	1,731,998	597,499	80,850
Global X Guru® Index ETF	11,925,032	243,540,847	17,920,882
Global X Guru® Activist Index ETF	2,997,065	-	-
Global X Guru® International Index ETF	-	758,840	34,757
Global X Scientific Beta US ETF	2,489,675	-	-
Global X Scientific Beta Europe ETF	2,481,275	-	-
Global X Scientific Beta Japan ETF	2,496,883	-	-
Global X Scientific Beta Asia ex-Japan ETF	1,903,496	-	-
Global X YieldCo Index ETF	4,344,899	-	-

5. TAX INFORMATION

The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2016. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2016.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to preferred stock interest, foreign currency, redemptions in-kind, REIT adjustments, MLP dividends, return of capital distribution and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016:

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X SuperDividend® ETF	$(3,791,515)	$10,188,075	$(6,396,560)
Global X SuperDividend® U.S. ETF	2,684,520	1,623,153	(4,307,673)
Global X SuperDividend® Emerging Markets ETF	–	19,216	(19,216)
Global X SuperDividend® REIT ETF	–	30,305	(30,305)
Global X SuperIncome™ Preferred ETF	(2,318,454)	323,661	1,994,793
Global X Social Media Index ETF	(761,019)	913	760,106

164

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
Global X | JPMorgan Efficiente Index ETF	$8,610	$(6,378)	$(2,232)
Global X | JPMorgan US Sector Rotator Index ETF	(12,025)	–	12,025
Global X Permanent ETF	(1,340)	2,190	(850)
Global X Guru® Index ETF	144,093	(518,473)	374,380
Global X Guru® Activist Index ETF	(104,126)	–	104,126
Global X Guru® International Index ETF	43,356	15,560	(58,916)
Global X Scientific Beta US ETF	–	15,186	(15,186)
Global X Scientific Beta Europe ETF	–	(2,076)	2,076
Global X Scientific Beta Japan ETF	–	100,393	(100,393)
Global X Scientific Beta Asia ex-Japan ETF	–	12,061	(12,061)
Global X YieldCo Index ETF	32,897	1,197	(34,094)
Global X S&P 500® Catholic Values ETF	–	920	(920)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years or periods ended October 31, 2016 and October 31, 2015 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X SuperDividend® ETF
2016	$50,746,230	$–	$5,683,920	$56,430,150
2015	63,792,396	1,980,361	–	65,772,757
Global X SuperDividend® U.S. ETF
2016	$12,821,203	$–	$8,107,347	$20,928,550
2015	13,048,101	–	7,048,014	20,096,115
Global X SuperDividend® Emerging Markets ETF
2016	$191,294	$–	$–	$191,294
2015	110,575	–	–	110,575
Global X SuperDividend® REIT ETF(1)
2016	$210,363	$10,512	$–	$220,875
Global X SuperIncome™ Preferred ETF
2016	$14,776,181	$–	$–	$14,776,181
2015	16,693,614	–	–	16,693,614
Global X Social Media Index ETF
2016	$6,875	$–	$–	$6,875
2015	57,330	–	–	57,330
Global X | JPMorgan Efficiente Index ETF
2016	$312,783	$–	$–	$312,783
2015	15,956	–	–	15,956
Global X | JPMorgan US Sector Rotator Index ETF
2016	$197,183	$–	$–	$197,183
2015	35,570	–	–	35,570
Global X Permanent ETF
2016	$114,717	$–	$–	$114,717
2015	105,609	–	–	105,609
Global X Guru® Index ETF
2016	$635,053	$–	$125,403	$760,456
2015	4,215,674	–	–	4,215,674
Global X Guru® Activist Index ETF
2016	$17,395	$–	$–	$17,395
2015	–	–	–	–

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

165

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Guru® International Index ETF
2016	$21,629	$–	$–	$21,629
2015	16,359	–	–	16,359
Global X Scientific Beta US ETF
2016	$29,000	$–	$–	$29,000
2015	–	–	–	–
Global X Scientific Beta Europe ETF
2016	$34,296	$–	$–	$34,296
2015	–	–	–	–
Global X Scientific Beta Japan ETF
2016	$21,833	$–	$–	$21,833
2015	–	–	–	–
Global X Scientific Beta Asia ex-Japan ETF
2016	$62,417	$–	$–	$62,417
2015	–	–	–	–
Global X YieldCo Index ETF
2016	$199,159	$–	$76,200	$275,359
2015	33,750	–	–	33,750
Global X S&P 500® Catholic Values ETF
2016	$–	$–	$–	$–

As of October 31, 2016, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X SuperDividend® Emerging Markets ETF
Undistributed Ordinary Income	$–	$–	$35,389
Capital Loss Carryforwards	(101,362,848)	(52,964,186)	(760,140)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(44,972,636)	6,916,391	580,447
Other Temporary Differences		(118,092)	(1)
Total Accumulated Losses	$(146,335,484)	$(46,165,887)	$(144,305)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X SuperIncome™ Preferred ETF	Global X Social Media Index ETF
Undistributed Ordinary Income	$–	$533,528	$126,357
Undistributed Long-Term Capital Gain	–	–	–
Capital Loss Carryforwards	–	(20,699,377)	(17,330,355)
Unrealized Depreciation on Investments and Foreign Currency	(520,829)	(9,939,632)	(1,816,427)
Other Temporary Differences	(16,808)	(395,514)	3
Total Accumulated Losses	$(537,637)	$(30,500,995)	$(19,020,422)

(1) The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

166

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

	Global X Funds
	Global X | JPMorgan Efficiente Index ETF	Global X | JPMorgan US Sector Rotator Index ETF	Global X Permanent ETF
Undistributed Ordinary Income	$95,278	$143,598	$94,485
Capital Loss Carryforwards	(1,847,731)	(2,319,937)	(294,088)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,484)	22,261	(659,138)
Other Temporary Differences	1	1	–
Total Accumulated Losses	$(1,766,936)	$(2,154,077)	$(858,741)

	Global X Funds
	Global X Guru® Index ETF	Global X Guru® Activist Index ETF	Global X Guru® International Index ETF
Undistributed Ordinary Income	$–	$9,333	$21,599
Capital Loss Carryforwards	(32,723,455)	(289,935)	(267,687)
Unrealized Depreciation on Investments and Foreign Currency	(1,828,478)	(34,156)	(33,460)
Other Temporary Differences	–	–	(3)
Total Accumulated Losses	$(34,551,933)	$(314,758)	$(279,551)

	Global X Funds
	Global X Scientific Beta US ETF	Global X Scientific Beta Europe ETF	Global X Scientific Beta Japan ETF
Undistributed Ordinary Income	$622,201	$352,082	$356,381
Capital Loss Carryforwards	(294,899)	(252,277)	(185,460)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	1,094,393	(310,331)	1,050,786
Other Temporary Differences	2	(1)	(2)
Total Distributable Earnings (Accumulated Losses)	$1,421,697	$(210,527)	$1,221,705

	Global X Funds
	Global X Scientific Beta Asia ex- Japan ETF	Global X YieldCo Index ETF	Global X S&P 500® Catholic Values ETF
Undistributed Ordinary Income	$90,845	$–	$150,770
Capital Loss Carryforwards	(318,379)	(918,246)	–
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	23,467	201,788	(566,056)
Other Temporary Differences	1	(1)	1
Total Accumulated Losses	$(204,066)	$(716,459)	$(415,285)

167

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

For taxable years beginning after December 22, 2010, a RIC is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Net capital losses of a RIC realized in taxable years beginning before that date (pre-2011 losses) can be carried forward up to 8 years and are characterized in later years as short-term losses. If a Fund uses pre-2011 loss carryforwards in later years, the carryforwards will not reduce the Fund’s current earnings and profits, while loss carryforwards from later years will reduce the Fund’s current earnings and profits. To the extent that later year capital gains are offset by pre-2011 loss carryforwards, distributions of such gains will be treated as ordinary dividend distributions. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend® ETF	$37,746,451	$63,616,397	$101,362,848
Global X SuperDividend® U.S. ETF	40,787,399	12,176,787	52,964,186
Global X SuperDividend® Emerging Markets ETF	760,140	-	760,140
Global X SuperIncomeTM Preferred ETF	8,632,180	12,067,197	20,699,377
Global X Social Media Index ETF	4,551,994	12,778,361	17,330,355
Global X | JPMorgan Efficiente Index ETF	1,847,731	-	1,847,731
Global X | JPMorgan US Sector Rotator Index ETF	2,319,937	-	2,319,937
Global X Permanent ETF	294,088	-	294,088
Global X Guru® Index ETF	28,756,602	3,966,853	32,723,455
Global X Guru® Activist Index ETF	278,556	11,379	289,935
Global X Guru® International Index ETF	247,601	20,086	267,687
Global X Scientific Beta US ETF	281,709	13,190	294,899
Global X Scientific Beta Europe ETF	206,933	45,344	252,277
Global X Scientific Beta Japan ETF	180,515	4,945	185,460
Global X Scientific Beta Asia ex-Japan ETF	262,554	55,825	318,379
Global X YieldCo Index ETF	550,784	367,462	918,246
Global X S&P 500® Catholic Values ETF	-	-	-

During the year ended October 31, 2016 the following funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds
Global X JPMorgan Efficiente Index ETF	$264,676
Global X JPMorgan US Sector Rotator Index ETF	199,720
Global X Permanent ETF	133,583

168

Notes to Financial Statements (continued)
October 31, 2016

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2016 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend® ETF	$896,322,169	$54,987,295	$(99,902,482)	$(44,915,187)
Global X SuperDividend® U.S. ETF	337,755,586	32,278,645	(25,362,254)	6,916,391
Global X SuperDividend® Emerging Markets ETF	3,153,930	868,506	(288,068)	580,438
Global X SuperDividend® REIT ETF	34,671,160	519,964	(1,052,501)	(532,537)
Global X SuperIncome™ Preferred ETF	255,384,628	4,235,979	(14,175,611)	(9,939,632)
Global X Social Media Index ETF	152,934,194	12,262,050	(14,076,993)	(1,814,943)
Global X | JPMorgan Efficiente Index ETF	7,225,820	100,620	(115,104)	(14,484)
Global X | JPMorgan US Sector Rotator Index ETF	10,675,097	90,453	(68,192)	22,261
Global X Permanent ETF	9,374,820	352,119	(1,011,257)	(659,138)
Global X Guru® Index ETF	61,939,212	4,156,330	(5,984,808)	(1,828,478)
Global X Guru® Activist Index ETF	1,365,296	94,831	(128,987)	(34,156)
Global X Guru® International Index ETF	725,809	74,858	(108,318)	(33,460)
Global X Scientific Beta US ETF	64,926,775	2,979,761	(1,885,368)	1,094,393
Global X Scientific Beta Europe ETF	12,726,832	830,498	(1,140,003)	(309,505)
Global X Scientific Beta Japan ETF	12,606,629	1,330,269	(275,754)	1,054,515
Global X Scientific Beta Asia ex-Japan ETF	2,266,205	149,764	(126,297)	23,467
Global X YieldCo Index ETF	6,476,057	534,562	(332,747)	201,815
Global X S&P 500® Catholic Values ETF	40,398,063	915,271	(1,481,327)	(566,056)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, MLP adjustments and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

169

Notes to Financial Statements (continued)
October 31, 2016

6. CONCENTRATION OF RISKS (concluded)

The Funds (other than the Global X Permanent ETF, Global X SuperIncome Preferred ETF and Global X|JP Morgan Efficient Index ETF) use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. The Funds (other than the Global X Permanent ETF, Global X SuperIncome Preferred ETF and Global X|JP Morgan Efficient Index ETF) may utilize a representative sampling strategy with respect to their underlying indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying indices, or, in certain instances, when securities in the underlying indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indices).

Because of the practical difficulties and expense of purchasing all of the securities in its respective underlying indices, the Global X Permanent ETF, Global X SuperIncome Preferred ETF and Global X|JP Morgan Efficient Index ETF does not expect to purchase all of the securities in its underlying indices. Instead, the Adviser will utilize a “sampling” methodology in seeking to achieve the Funds’ objective. As such, the Funds may purchase a subset of the securities in its respective underlying index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the underlying index.

7. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement are required at all times to be secured by collateral equal to at least 102% of the value of domestic equity securities and ADRs and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

As of October 31, 2016 the value of securities on loan was $54,773,970, $7,287,261, $13,600,406, $16,161,795 and $1,290,225 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru® Index ETF, respectively and the value of securities purchased with the cash collateral held from securities on loan was $57,413,239, $7,571,225, $13,991,000, $17,121,597 and $1,336,000 for the Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X SuperIncome™ Preferred ETF, Global X Social Media Index ETF and Global X Guru® Index ETF, respectively.

170

Notes to Financial Statements (continued)
October 31, 2016

7. LOANS OF PORTFOLIO SECURITIES (concluded)

As of October 31, 2016, the following Funds had securities on loan, by counterparty:

	Market Value	Cash Collateral
Global X SuperDividend® ETF
Barclays Bank	$5,987,843	$6,393,250
BNP Prime Brokerage	18,336,829	19,214,276
Credit Suisse	436,098	441,015
Deutsche Bank	3,641,142	3,829,332
Goldman Sachs & Co.	16,513,264	16,989,550
ING Financial Markets	462,300	575,000
JPMorgan	1,062,100	1,170,000
Morgan Stanley	6,103,354	6,439,740
National Financial Services	2,231,040	2,361,076
Global X SuperDividend® U.S. ETF
Barclays Bank	486,147	511,825
BM O Capital Markets Corp.	3,306,087	3,381,400
Goldman Sachs & Co.	1,075,500	1,087,500
JPMorgan	65,847	70,500
Morgan Stanley	2,353,680	2,520,000
Global X SuperIncomeTM Preferred ETF
Goldman Sachs & Co.	442,899	454,075
JPMorgan	4,201,562	4,312,000
Morgan Stanley	1,271,086	1,305,900
National Financial Services	414,580	424,375
Wells Fargo Bank NA	7,270,279	7,494,650
Global X Social Media Index ETF
Citigroup	1,373,167	1,439,641
Deutsche Bank	7,269,750	7,391,250
JPM organ	5,650,615	6,081,496
M errill Lynch Pierce Fenner & Smith	395,514	416,100
Morgan Stanley	242,004	254,600
National Financial Services	18,782	19,760
Pershing	1,211,963	1,518,750
Global X Guru® Index ETF
Deutsche Bank	650,080	658,000
Morgan Stanley	640,145	678,000

171

Notes to Financial Statements (continued)
October 31, 2016

8. CHANGE IN ACCOUNTING ESTIMATE

Effective November 1, 2015, the Funds changed their method for estimating the characterization of amounts distributed by master limited partnerships, which correspondingly impacted the net investment income, cost of investments and appreciation (depreciation) on investments and the associated financial highlight ratios and per share disclosures to the extent that the fund recorded investment income that differed from amounts previously estimated.  There is no impact to net assets, total return or the expense ratio as a result of management’s change in methodology.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown; however the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

10. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

172

Notes to Financial Statements (continued)
October 31, 2016

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as of the date the financial statements were issued, except as follows:

New Series

Subsequent to October 31, 2016, the following investment series of the Trust was launched: Global X MSCI SuperDividend® EAFE ETF.

Name and Index Change for Global X SuperDividend® Emerging Markets ETF

On or around November 16, 2016, the following changes took effect for Global X SuperDividend® Emerging Markets ETF.

	Prior Fund Name and Underlying Index	New Fund Name and Underlying Index
Fund Name	Global X SuperDividend® Emerging Markets ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Index Name	INDXX SuperDividend® Emerging Markets Index	MSCI Emerging Markets Top 50 Dividend Index
Index Components	50	50*
Index Description	The INDXX SuperDividend® Emerging Markets Index tracks the performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets, as defined by INDXX, LLC. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, Thailand. The index selects the publicly-listed securities in these markets with the highest dividend yield, subject to minimum market capitalization and liquidity requirements, and subject to maximum allocations to individual countries and sectors. The components of the Underlying Index must also have paid dividends consistently over the last 2 years.	The MSCI Emerging Markets Top 50 Dividend Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in Emerging Markets, as defined by MSCI. The Underlying Index may include components from the following countries: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic, Egypt, Greece, Hungary, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates, China, India, Indonesia, Malaysia, Philippines, Thailand, Korea and Taiwan. The MSCI Emerging Markets Top 50 Dividend Index begins with the MSCI Emerging Markets Index, which is a capitalization-weighted index, as its starting universe, and then follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index. The MSCI Emerging Markets Top 50 Dividend Index is equal weighted and rebalanced annually.

173

Notes to Financial Statements (concluded)
October 31, 2016

11. SUBSEQUENT EVENTS (concluded)

*Index constituents for the MSCI Emerging Markets Top 50 Dividend Index are as of August 24, 2016. The number of index constituents may change by the effective date (on or around November 16, 2016).

The prior index is the INDXX SuperDividend® Emerging Markets Index (the “Prior Index”). The Prior Index is designed to reflect performance of 50 equally weighted companies that rank among the highest dividend yielding equity securities in emerging markets. The new index is the MSCI Emerging Markets Top 50 Dividend Index (the “New Index”). The New Index tracks the performance of 50 equally-weighted companies that rank among the highest dividend yielding equity securities in emerging markets, using the MSCI Emerging Markets Index as its starting universe. The New Index follows a rules-based methodology that is designed to select among the highest dividend yielding equity securities of the MSCI Emerging Markets Index, while screening for dividend stability and applying sector and country capping to limit concentration.

On or around March 1, 2017, the following Funds anticipate changing their diversification status from “non-diversified” to “diversified”:

Global X SuperDividend® ETF

Global X SuperDividend® U.S. ETF

Global X Guru® Index ETF

Global X Scientific Beta US ETF

Global X Scientific Beta Europe ETF

Global X Scientific Beta Japan ETF

Global X Scientific Beta Asia ex-Japan ETF

Global X S&P 500® Catholic Values ETF

174

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
October 31, 2016

To the Board of Trustees and Shareholders of Global X Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global X SuperDividend ETF, Global X SuperDividend U.S. ETF, Global X MSCI SuperDividend Emerging Markets ETF, Global X SuperDividend REIT ETF, Global X SuperIncome Preferred ETF, Global X Social Media Index ETF, Global X JPMorgan Efficiente Index ETF, Global X JPMorgan US Sector Rotator Index ETF, Global X Permanent ETF, Global X Guru Index ETF, Global X Guru Activist Index ETF, Global X Guru International Index ETF, Global X Scientific Beta US ETF, Global X Scientific Beta Europe ETF, Global X Scientific Beta Japan ETF, Global X Scientific Beta Asia ex-Japan ETF, Global X YieldCo Index ETF and Global X S&P 500 Catholic Values ETF (eighteen of the series constituting Global X Funds, hereafter referred to as the "Funds") as of October 31, 2016, the results of each of their operations, the changes in each of their net assets and each of their financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The statements of changes in net assets for the year ended October 31, 2015 and the financial highlights for each of the years or periods ended on or prior to October 31, 2015 were audited by other auditors whose report dated December 30, 2015 expressed an unqualified opinion on those financial statements and financial highlights.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2016

175

Disclosure of Fund Expenses (Unaudited)

All ETFs have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in a Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 through October 31, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

176

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$1,021.50	0.58%	$2.95
Hypothetical 5% Return	1,000.00	1,022.21	0.58	2.96
Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$997.60	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.86	0.45	2.30
Global X SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$1,108.50	0.65%	$3.46
Hypothetical 5% Return	1,000.00	1,021.86	0.65	3.32
Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$1,083.00	0.57%	$2.98
Hypothetical 5% Return	1,000.00	1,022.28	0.57	2.89
Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$1,005.90	0.58%	$2.93
Hypothetical 5% Return	1,000.00	1,022.21	0.58	2.95
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$1,251.60	0.65%	$3.67
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30
Global X | JPMorgan Efficiente Index ETF
Actual Fund Return	$1,000.00	$1,036.20	0.69%	$3.53
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51
Global X | JPMorgan US Sector Rotator Index ETF
Actual Fund Return	$1,000.00	$1,011.90	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.66	0.69	3.52
Global X Permanent ETF
Actual Fund Return	$1,000.00	$1,008.40	0.48%	$2.42
Hypothetical 5% Return	1,000.00	1,022.72	0.48	2.44
Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$1,043.80	0.75%	$3.86
Hypothetical 5% Return	1,000.00	1,021.36	0.75	3.82
Global X Guru® Activist Index ETF
Actual Fund Return	$1,000.00	$1,016.00	0.75%	$3.80
Hypothetical 5% Return	1,000.00	1,021.37	0.75	3.81
Global X Guru® International Index ETF
Actual Fund Return	$1,000.00	$1,057.90	0.75%	$3.89
Hypothetical 5% Return	1,000.00	1,021.36	0.75	3.82
Global X Scientific Beta US ETF
Actual Fund Return	$1,000.00	$1,029.50	0.19%	$0.97
Hypothetical 5% Return	1,000.00	1,024.18	0.19	0.97
Global X Scientific Beta Europe ETF
Actual Fund Return	$1,000.00	$962.20	0.38%	$1.88
Hypothetical 5% Return	1,000.00	1,023.22	0.38	1.93
Global X Scientific Beta Japan ETF
Actual Fund Return	$1,000.00	$1,053.50	0.39%	$1.99
Hypothetical 5% Return	1,000.00	1,023.20	0.39	1.96
Global X Scientific Beta Asia ex-Japan ETF
Actual Fund Return	$1,000.00	$1,025.50	0.38%	$1.94
Hypothetical 5% Return	1,000.00	1,023.22	0.38	1.94

177

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 5/1/2016	Ending Account Value 10/31/2016	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X YieldCo Index ETF
Actual Fund Return	$1,000.00	$1,038.10	0.66%	$3.39
Hypothetical 5% Return	1,000.00	1,021.81	0.66	3.36
Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$1,038.70	0.29%	$1.48
Hypothetical 5% Return	1,000.00	1,023.69	0.29	1.46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period), unless otherwise noted.

178

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.GlobalXFunds.com

179

Trustees and Officers of the Trust (Unaudited)

Set forth below are the names, addresses, year of birth, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[2]
Sanjay Ram Bharwani 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Trustee (since 2008)	CEO of Risk Advisors Inc. (since 2007) (consulting firm).	54[3]	None.
Scott R. Chichester[1] 600 Lexington Avenue, 20th Floor New York, NY 10022 (1970)	Trustee (since 2008)	CFO, AdeptPros Inc. (app development, training and consulting) (since 2012); Founder, Madison Park Advisors LLC (advisory services) (since 2011); CFO, Sterling Seal & Supply Inc. (since 2011), President & Treasurer, Bayview Acquisition Corp (since 2010), CPA, Penda Aiken Inc. (2009-2011) (consultant); Founder and President, DirectPay USA LLC (since 2006) (payroll company); Proprietor, Scott R. Chichester CPA (since 2001) (CPA firm).	54[3]	Director of AdeptPros Inc. (since 2015); Director of Sterling Seal & Supply Inc. (since 2011);Director of Bayview Acquisition Corp. (since 2010); Trustee of ARK ETF Trust (since 2014).
Kartik Kiran Shah 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Trustee (since 2008)	President and Chief Business Officer, Oxeia Biopharmaceuticals, Inc. (2015-Present); Vice President, Business Development, Cynvenio Biosystems (2012-2014); Independent Consultant, Self-Employed (2011-2012) (non-financial services); Director, Wireless Generation (2008-2011) (software).	54[3]	Director of Oxeia Biopharmaceuticals, Inc. (2015-Present).

180

Trustees and Officers of the Trust (unaudited) (Concluded)

The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2016.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustees During the Past 5 Years
Interested Trustee / Officers[2]
Bruno del Ama 600 Lexington Avenue, 20th floor New York, NY 10022 (1976)	Trustee (since 2008); President, Chief Executive Officer (since 2008).	Chief Executive Officer, Global X Management Company ("GXMC") (since 2008); Chief Compliance Officer, GXMC (2008-2013).	None.
Luis Berruga 600 Lexington Avenue, 20th Floor New York, NY 10022 (1977)	Chief Operating Officer, Treasurer, Principal Accounting Officer and Chief Financial Officer (since 9/2015).	Chief Financial Officer, GXMC (since 9/2015) and Chief Operating Officer (since 2/2014); Investment Banker, Jefferies (2012-2014); Regional Product Specialist, Morgan Stanley (2005-2012).	None.
Daphne Tippens Chisolm 600 Lexington Avenue, 20th Floor New York, NY 10022 (1969)	Secretary (since 2012).	General Counsel, GXMC (since 2011); Chief Compliance Officer, GXMC (1/2014 - 5/2014 and 2/2015 - 9/2016).	None.
Joe Costello 600 Lexington Avenue, 20th Floor New York, NY 10022 (1974)	Chief Compliance Officer (since 9/2016).	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015).	None.
Lisa K. Whittaker[4] One Freedom Valley Drive Oaks, PA 19456 (1978)	Assistant Secretary (since 2013).	Counsel at SEI Investments (since 2012); Associate Counsel and Compliance Officer at The Glendale Trust Company (2011-2012); Associate of Drinker Biddle & Reath LLP (2006-2011).	None.
Eric Kleinschmidt[4] One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer (since 2016).	Director, Fund Accounting, SEI Investments Global Funds Services (2004 to present).	None.

[1]	Mr. Chichester is currently married to a sister of Mr. del Ama’s wife. While an “immediate family member” (as defined in Section 2(a)(19) of the 1940 Act) of Mr. del Ama would be considered an Interested Person, Mr. Chichester is not considered an immediate family member for this purpose. Although this fact was taken into consideration in determining whether Mr. Chichester should be considered to be an Independent Trustee for purposes of the Section 2(a)(19) of the 1940 Act, it was determined that this relationship was not one that should disqualify Mr. Chichester from serving as an Independent Trustee of the Trust.

[2]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.

[3]	As of October 31, 2016, the Trust had one hundred investment portfolios, fifty-four of which were operational.

[4]	These officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

181

Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short Term Capital Gain Dividends (5)	Foreign Tax Credit
Global X SuperDividend® ETF	0.00%	0.00%	100.00%	100.00%	8.15%	45.10%	0.00%	0.00%	0.00%	0.00%
Global X SuperDividend® U.S. ETF	38.74%	0.00%	61.26%	100.00%	67.87%	67.67%	0.00%	1.58%	0.00%	0.00%
Global X SuperDividend® Emerging Markets ETF	0.00%	0.00%	100.00%	100.00%	0.55%	69.02%	0.00%	0.00%	0.00%	6.12%
Global X SuperDividend® REIT ETF	0.00%	5.97%	94.03%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Global X SuperIncome™ Preferred ETF	0.00%	0.00%	100.00%	100.00%	52.17%	68.08%	0.00%	26.64%	0.00%	0.00%
Global X Social Media Index ETF	0.00%	0.00%	100.00%	100.00%	97.34%	96.83%	0.00%	0.00%	0.00%	0.00%
Global X | JPMorgan Efficiente Index ETF	0.00%	0.00%	100.00%	100.00%	4.43%	4.95%	8.06%	0.01%	0.00%	0.00%
Global X | JPMorgan US Sector Rotator Index ETF	0.00%	0.00%	100.00%	100.00%	35.48%	23.84%	4.91%	0.03%	0.00%	0.00%
Global X Permanent ETF	0.00%	0.00%	100.00%	100.00%	29.27%	39.20%	47.43%	60.53%	0.00%	0.00%
Global X Guru® Index ETF	16.49%	0.00%	83.51%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® Activist Index ETF	0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Global X Guru® International Index ETF	0.00%	0.00%	100.00%	100.00%	0.10%	90.42%	0.00%	0.00%	0.00%	14.28%
Global X Scientific Beta US ETF	0.00%	0.00%	100.00%	100.00%	93.31%	92.73%	0.00%	0.00%	0.00%	0.00%
Global X Scientific Beta Europe ETF	0.00%	0.00%	100.00%	100.00%	0.10%	93.14%	0.00%	0.00%	0.00%	38.60%
Global X Scientific Beta Japan ETF	0.00%	0.00%	100.00%	100.00%	0.00%	64.56%	0.00%	0.00%	0.00%	58.33%
Global X Scientific Beta Asia ex-Japan ETF	0.00%	0.00%	100.00%	100.00%	0.04%	38.06%	0.00%	0.00%	0.00%	4.89%
Global X YieldCo Index ETF	27.67%	0.00%	72.33%	100.00%	45.97%	99.87%	0.00%	0.00%	0.00%	0.00%
Global X S&P 500® Catholic Values ETF	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

182

Notice to Shareholders (Unaudited)

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2016, the total amount of foreign source income and foreign tax credit are as follows:

	Foreign	Foreign Tax
	Source	Credit Pass
Global X Funds	Income	through
Global X SuperDividend® Emerging Markets ETF	$183,605	$12,472
Global X Guru® International Index ETF	3,625	3,602
Global X Scientific Beta Europe ETF	382,983	21,561
Global X Scientific Beta Japan ETF	261,201	30,565
Global X Scientific Beta Asia ex-Japan ETF	93,237	3,209

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

183

Notes

184

600 Lexington Avenue, 20th Floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser and Administrator:

Global X Management Company LLC

600 Lexington Avenue, 20th Floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W.

Suite 500

Washington, DC 2006

Custodian and Transfer Agent:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square

Suite 1800

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-003-0600

Item 2.	Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Scott Chichester and is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP in 2016 and Ernst & Young, LLP in 2015 related to the registrant.

In 2016 and 2015, Pricewaterhouse Coopers LLP and Ernst & Young, LLP, respectively, billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2016			2015
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$532,690	$0	$0	$575,582	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$201,260	$0	$0	$192,855	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1)         Not applicable.

(e)(2)         Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for Pricewaterhouse Coopers LLP in 2016 and Ernst & Young, LLP 2015:

	2016	2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)          Not applicable.

(g)         The aggregate non-audit fees and services billed by Pricewaterhouse Coopers LLP in 2016 and Ernst & Young, LLP in 2015 for the last two fiscal years were $201,260 and $192,855, respectively.

(h)         During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: December 30, 2016

By (Signature and Title)*	/s/ Luis Berruga
Luis Berruga
Chief Financial Officer

Date: December 30, 2016

*     Print the name and title of each signing officer under his or her signature.